UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 12.9%
	Consumer Discretionary — 1.8%
	Auto Components — 0.0% (g)
3,200	BorgWarner, Inc. (a)	221,152
3,500	Denso Corp., (Japan)	109,971

		331,123

	Automobiles — 0.1%
3,024	Bayerische Motoren Werke AG, (Germany)	221,749
15,500	Suzuki Motor Corp., (Japan)	301,055
16,300	Toyota Motor Corp., (Japan)	639,112

		1,161,916

	Distributors — 0.0% (g)
4,600	Pool Corp.	191,268

	Diversified Consumer Services — 0.0% (g)
1,522	Coinstar, Inc. (a)	68,460
7,427	Grand Canyon Education, Inc. (a)	174,757

		243,217

	Hotels, Restaurants & Leisure — 0.1%
19,780	Accor S.A., (France)	658,525
2,152	BJ’s Restaurants, Inc. (a)	97,593
8,575	Carnival Corp.	312,473
63,000	Genting Singapore plc, (Singapore)	70,042
4,100	International Game Technology	53,669
2,642	Red Robin Gourmet Burgers, Inc. (a)	86,023
8,038	Texas Roadhouse, Inc.	137,450
1,800	Whitbread plc, (United Kingdom)	66,020
2,700	Wyndham Worldwide Corp.	141,696

		1,623,491

	Household Durables — 0.1%
3,302	Harman International Industries, Inc.	152,420
4,498	Lennar Corp., Class A	156,396
4,265	MDC Holdings, Inc.	164,245
2,863	Tempur-Pedic International, Inc. (a)	85,575

		558,636

	Internet & Catalog Retail — 0.0% (g)
15,155	Liberty Interactive Corp., Series A (a)	280,368
51,770	Ocado Group plc, (United Kingdom) (a)	54,047

		334,415

	Media — 0.8%
43,060	British Sky Broadcasting Group plc, (United Kingdom)	516,829
7,462	CBS Corp. (Non-Voting), Class B	271,094
24,645	Cinemark Holdings, Inc.	552,787
16,400	Comcast Corp., Class A	586,628
1,600	Discovery Communications, Inc., Class A (a)	95,408
6,700	Discovery Communications, Inc., Class C (a)	375,468
11,408	E.W. Scripps Co., Class A (a)	121,495
2,300	McGraw-Hill Cos., Inc. (The)	125,557
2,268	Morningstar, Inc.	142,068
6,700	National CineMedia, Inc.	109,679
300	New York Times Co. (The), Class A (a)	2,928
19,950	Omnicom Group, Inc.	1,028,622
4,200	Scripps Networks Interactive, Inc., Class A	257,166
10,740	SES S.A., (Luxembourg), FDR	292,059
73,970	Societe Television Francaise 1, (France)	615,560
1,500	Time Warner Cable, Inc.	142,590
19,200	Time Warner, Inc.	870,336
11,050	Viacom, Inc., Class B	592,170
38,230	Virgin Media, Inc.	1,125,491
9,564	Walt Disney Co. (The)	500,006

		8,323,941

	Multiline Retail — 0.2%
13,550	Kohl’s Corp.	694,031
77,310	Marks & Spencer Group plc, (United Kingdom)	446,156
27,215	Marks & Spencer Group plc, (United Kingdom), ADR	313,517
1,900	Nordstrom, Inc.	104,842
3,725	Target Corp.	236,426

		1,794,972

	Specialty Retail — 0.3%
3,330	Abercrombie & Fitch Co., Class A	112,954
8,865	Chico’s FAS, Inc.	160,545
5,882	GNC Holdings, Inc., Class A	229,222
8,987	Hennes & Mauritz AB, (Sweden), Class B	312,776
7,700	Home Depot, Inc. (The)	464,849
10,631	Lowe’s Cos., Inc.	321,481
1,458	Monro Muffler Brake, Inc.	51,307
2,000	O’Reilly Automotive, Inc. (a)	167,240
7,000	Sally Beauty Holdings, Inc. (a)	175,630
3,875	Signet Jewelers Ltd., (Bermuda)	188,945
7,800	Tiffany & Co.	482,664
1,300	Tractor Supply Co.	128,557

		2,796,170

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Textiles, Apparel & Luxury Goods — 0.2%
4,350	Adidas AG, (Germany)	356,966
743,000	China Hongxing Sports Ltd., (China) (a) (f) (i)	69,626
7,009	Cie Financiere Richemont S.A., (Switzerland), Class A	420,843
9,950	Coach, Inc.	557,399
5,200	Hanesbrands, Inc. (a)	165,776
874	LVMH Moet Hennessy Louis Vuitton S.A., (France)	131,203
600	NIKE, Inc., Class B	56,946

		1,758,759

	Total Consumer Discretionary	19,117,908

	Consumer Staples — 1.6%
	Beverages — 0.3%
8,200	Anheuser-Busch InBev N.V., (Belgium)	701,499
3,650	Carlsberg A/S, (Denmark), Class B	323,356
7,000	Coca-Cola Co. (The)	265,510
2,003	Cott Corp., (Canada) (a)	15,824
14,700	Diageo plc, (United Kingdom)	413,925
5,515	Diageo plc, (United Kingdom), ADR	621,706
4,532	PepsiCo, Inc.	320,729
4,344	Pernod-Ricard S.A., (France)	487,269

		3,149,818

	Food & Staples Retailing — 0.5%
31,750	Carrefour S.A., (France)	658,610
24,050	Distribuidora Internacional de Alimentacion S.A., (Spain)	132,816
2,504	Fresh Market, Inc. (The) (a)	150,190
48,150	Koninklijke Ahold N.V., (Netherlands)	603,058
41,050	Sysco Corp.	1,283,633
165,710	Tesco plc, (United Kingdom)	889,865
2,677	United Natural Foods, Inc. (a)	156,471
15,225	Wal-Mart Stores, Inc.	1,123,605
800	Whole Foods Market, Inc.	77,920

		5,076,168

	Food Products — 0.6%
18,000	Ajinomoto Co., Inc., (Japan)	281,939
21,981	Danone S.A., (France)	1,352,470
8,169	General Mills, Inc.	325,535
2,400	Hershey Co. (The)	170,136
12,400	Kraft Foods, Inc., Class A	512,740
21,570	Nestle S.A., (Switzerland)	1,361,010
13,325	Nestle S.A., (Switzerland), ADR	842,273
1,864	Tootsie Roll Industries, Inc.	50,291
1,409	TreeHouse Foods, Inc. (a)	73,973
17,205	Unilever N.V., (Netherlands)	610,433
15,090	Unilever plc, (United Kingdom), ADR	551,087

		6,131,887

	Household Products — 0.1%
2,600	Church & Dwight Co., Inc.	140,374
12,850	Kimberly-Clark Corp.	1,102,273
6,940	Reckitt Benckiser Group plc, (United Kingdom)	399,845

		1,642,492

	Personal Products — 0.1%
4,840	Beiersdorf AG, (Germany)	355,473
2,300	Herbalife Ltd., (Cayman Islands)	109,020
2,225	L’Oreal S.A., (France)	275,101

		739,594

	Tobacco — 0.0% (g)
4,164	Imperial Tobacco Group plc, (United Kingdom)	154,262
3,500	Philip Morris International, Inc.	314,790

		469,052

	Total Consumer Staples	17,209,011

	Energy — 1.5%
	Energy Equipment & Services — 0.5%
8,531	Cameron International Corp. (a)	478,333
13,810	Cie Generale de Geophysique-Veritas, (France) (a)	443,516
1,500	Dril-Quip, Inc. (a)	107,820
4,100	Ensco plc, (United Kingdom), Class A	223,696
2,015	Fugro N.V., (Netherlands), CVA	136,950
9,525	Halliburton Co.	320,897
1,700	Oil States International, Inc. (a)	135,082
14,180	Petroleum Geo-Services ASA, (Norway)	235,881
5,840	Precision Drilling Corp., (Canada) (a)	45,786
36,660	Schlumberger Ltd.	2,651,618
6,726	Seadrill Ltd., (Norway)	264,228
32,590	Trican Well Service Ltd., (Canada)	423,991

		5,467,798

	Oil, Gas & Consumable Fuels — 1.0%
13,300	BG Group plc, (United Kingdom)	269,122
32,180	Cameco Corp., (Canada)	625,901
10,400	Cenovus Energy, Inc., (Canada)	362,918
2,200	Chevron Corp.	256,432
24,500	China Shenhua Energy Co., Ltd., (China), Class H	94,670
4,663	Cloud Peak Energy, Inc. (a)	84,400

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
3,200	Cobalt International Energy, Inc. (a)	71,264
8,949	Comstock Resources, Inc. (a)	164,483
1,700	Concho Resources, Inc. (a)	161,075
2,070	Contango Oil & Gas Co. (a)	101,720
9,700	Denbury Resources, Inc. (a)	156,752
19,700	Devon Energy Corp.	1,191,850
48,785	Encana Corp., (Canada)	1,069,067
9,550	Enterprise Products Partners LP	511,880
7,084	Hess Corp.	380,553
15,960	Kinder Morgan, Inc.	566,899
8,150	Magellan Midstream Partners LP	712,799
3,700	Noble Energy, Inc.	343,027
5,170	Occidental Petroleum Corp.	444,930
8,800	Pengrowth Energy Corp., (Canada)	59,347
26,170	Petroleo Brasileiro S.A., (Brazil), ADR	577,572
9,300	Phillips 66	431,241
9,600	Royal Dutch Shell plc, (Netherlands), ADR	666,336
3,100	Southwestern Energy Co. (a)	107,818
71,690	Talisman Energy, Inc., (Canada)	958,200
3,800	Whiting Petroleum Corp. (a)	180,044
10,333	Williams Cos., Inc. (The)	361,345

		10,911,645

	Total Energy	16,379,443

	Financials — 1.5%
	Capital Markets — 0.3%
60,125	Bank of New York Mellon Corp. (The)	1,360,028
1,360	BlackRock, Inc.	242,488
5,600	Carlyle Group LP (The)	146,944
19,300	Charles Schwab Corp. (The)	246,847
3,575	Goldman Sachs Group, Inc. (The)	406,406
2,347	Greenhill & Co., Inc.	121,457
12,740	Invesco Ltd.	318,373
4,524	Stifel Financial Corp. (a)	152,006
5,091	Waddell & Reed Financial, Inc., Class A	166,832

		3,161,381

	Commercial Banks — 0.4%
576,426	Bank of China Ltd., (China), Class H	218,194
4,897	Bank of the Ozarks, Inc.	168,800
19,800	Barclays plc, (United Kingdom)	68,758
2,897	BNP Paribas S.A., (France)	137,350
35,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	110,691
30,350	Comerica, Inc.	942,368
37,113	DBS Group Holdings Ltd., (Singapore)	433,489
4,824	East West Bancorp, Inc.	101,883
11,075	First Republic Bank	381,644
9,806	Glacier Bancorp, Inc.	152,777
119,924	HSBC Holdings plc, (United Kingdom)	1,114,065
3,020	Iberiabank Corp.	138,316
9,100	ICICI Bank Ltd., (India), ADR	365,274
15,574	Standard Chartered plc, (United Kingdom)	352,889
2,584	UMB Financial Corp.	125,789

		4,812,287

	Consumer Finance — 0.1%
15,300	American Express Co.	869,958

	Diversified Financial Services — 0.1%
5,300	CME Group, Inc.	303,690
5,990	Deutsche Boerse AG, (Germany)	331,473
10,500	NASDAQ OMX Group, Inc. (The)	244,597

		879,760

	Insurance — 0.5%
1,000	ACE Ltd., (Switzerland)	75,600
18,350	Admiral Group plc, (United Kingdom)	312,737
5,000	Aflac, Inc.	239,400
126,800	AIA Group Ltd., (Hong Kong)	469,849
1,675	Alleghany Corp. (a)	577,774
1,400	Aon plc, (United Kingdom)	73,206
8,700	Assured Guaranty Ltd., (Bermuda)	118,494
6,900	Axis Capital Holdings Ltd., (Bermuda)	240,948
16,600	Berkshire Hathaway, Inc., Class B (a)	1,464,120
6,375	Marsh & McLennan Cos., Inc.	216,304
6,400	Progressive Corp. (The)	132,736
5,000	RenaissanceRe Holdings Ltd., (Bermuda)	385,200
12,902	Sampo OYJ, (Finland), Class A	402,038
21,435	Symetra Financial Corp.	263,651
16,925	Willis Group Holdings plc, (United Kingdom)	624,871

		5,596,928

	Real Estate Investment Trusts (REITs) — 0.1%
6,850	American Tower Corp.	489,022
5,176	LaSalle Hotel Properties	138,147
7,112	Redwood Trust, Inc.	102,840

		730,009

	Real Estate Management & Development — 0.0% (g)
1,950	Jones Lang LaSalle, Inc.	148,883

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Management & Development — Continued
3,200	Sun Hung Kai Properties Ltd., (Hong Kong)	46,561
3,157	Zillow, Inc., Class A (a)	133,162

		328,606

	Thrifts & Mortgage Finance — 0.0% (g)
10,780	Nationstar Mortgage Holdings, Inc. (a)	357,680

	Total Financials	16,736,609

	Health Care — 1.7%
	Biotechnology — 0.2%
5,273	Celgene Corp. (a)	402,857
13,825	Gilead Sciences, Inc. (a)	917,012
23,000	Seattle Genetics, Inc. (a)	619,850
1,837	United Therapeutics Corp. (a)	102,652
1,600	Vertex Pharmaceuticals, Inc. (a)	89,520

		2,131,891

	Health Care Equipment & Supplies — 0.3%
2,197	Analogic Corp.	171,739
20,400	Boston Scientific Corp. (a)	117,096
2,709	Cie Generale d’Optique Essilor International S.A., (France)	253,497
18,675	Covidien plc, (Ireland)	1,109,669
8,367	DexCom, Inc. (a)	125,756
19,525	Hologic, Inc. (a)	395,186
13,040	Mindray Medical International Ltd., (China), ADR	438,274
1,328	Sonova Holding AG, (Switzerland) (a)	134,368
4,700	Sysmex Corp., (Japan)	225,997
10,046	Teleflex, Inc.	691,567

		3,663,149

	Health Care Providers & Services — 0.4%
23,200	AmerisourceBergen Corp.	898,072
1,500	Catamaran Corp. (a)	146,955
7,350	DaVita, Inc. (a)	761,534
4,875	Express Scripts Holding Co. (a)	305,516
35,274	Health Management Associates, Inc., Class A (a)	295,949
23,170	HealthSouth Corp. (a)	557,470
3,784	HMS Holdings Corp. (a)	126,499
52,970	Sonic Healthcare Ltd., (Australia)	742,010
3,475	UnitedHealth Group, Inc.	192,550

		4,026,555

	Health Care Technology — 0.1%
1,555	athenahealth, Inc. (a)	142,702
6,475	Cerner Corp. (a)	501,230

		643,932

	Life Sciences Tools & Services — 0.1%
8,507	Agilent Technologies, Inc.	327,094
11,550	Lonza Group AG, (Switzerland) (a)	604,549
12,590	QIAGEN N.V., (Netherlands) (a)	232,132
5,210	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	77,785

		1,241,560

	Pharmaceuticals — 0.6%
4,275	Allergan, Inc.	391,504
3,855	Bayer AG, (Germany)	331,490
7,210	Bayer AG, (Germany), ADR	619,267
19,050	Bristol-Myers Squibb Co.	642,937
20,350	GlaxoSmithKline plc, (United Kingdom), ADR	940,984
8,530	Johnson & Johnson	587,802
5,326	Novartis AG, (Switzerland)	325,970
4,735	Novo Nordisk A/S, (Denmark), Class B	745,166
440	Roche Holding AG, (Switzerland)	82,301
3,200	Salix Pharmaceuticals Ltd. (a)	135,488
5,500	Santen Pharmaceutical Co., Ltd., (Japan)	252,284
12,600	Shire plc, (Ireland)	371,685
1,300	Shire plc, (Ireland), ADR	115,310
11,885	Valeant Pharmaceuticals International, Inc., (Canada) (a)	656,884

		6,199,072

	Total Health Care	17,906,159

	Industrials — 1.8%
	Aerospace & Defense — 0.2%
4,811	Aerovironment, Inc. (a)	112,914
1,775	Boeing Co. (The)	123,575
27,200	CAE, Inc., (Canada)	291,340
4,360	European Aeronautic Defence and Space Co., N.V., (Netherlands)	138,190
3,280	Lockheed Martin Corp.	306,286
2,400	Rockwell Collins, Inc.	128,736
22,785	Spirit Aerosystems Holdings, Inc., Class A (a)	506,055
1,200	TransDigm Group, Inc. (a)	170,244
4,900	United Technologies Corp.	383,621

		2,160,961

	Air Freight & Logistics — 0.1%
22,500	Expeditors International of Washington, Inc.	818,100

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Air Freight & Logistics — Continued
450	FedEx Corp.	38,079
1,881	Forward Air Corp.	57,201
2,609	PostNL N.V., (Netherlands)	9,076

		922,456

	Airlines — 0.1%
31,030	Ryanair Holdings plc, (Ireland), ADR (a)	1,000,718

	Building Products — 0.0% (g)
5,418	Assa Abloy AB, (Sweden), Class B	175,907
12,059	Fortune Brands Home & Security, Inc. (a)	325,714

		501,621

	Commercial Services & Supplies — 0.2%
20,075	Cintas Corp.	832,109
3,300	Clean Harbors, Inc. (a)	161,205
5,280	Edenred, (France)	148,260
6,725	Iron Mountain, Inc.	229,390
1,365	Portfolio Recovery Associates, Inc. (a)	142,547
6,675	Republic Services, Inc.	183,629
1,000	Stericycle, Inc. (a)	90,520

		1,787,660

	Construction & Engineering — 0.0% (g)
1,709	Chicago Bridge & Iron Co. N.V., (Netherlands)	65,096
5,000	JGC Corp., (Japan)	166,521
4,600	URS Corp.	162,426

		394,043

	Electrical Equipment — 0.1%
4,900	AMETEK, Inc.	173,705
2,500	Emerson Electric Co.	120,675
1,912	Franklin Electric Co., Inc.	115,657
6,080	Nexans S.A., (France)	285,022
9,610	Prysmian S.p.A., (Italy)	171,768
5,676	Schneider Electric S.A., (France)	335,584

		1,202,411

	Industrial Conglomerates — 0.2%
18,425	3M Co.	1,702,839
3,850	Danaher Corp.	212,327
8,400	General Electric Co.	190,764
3,520	Siemens AG, (Germany)	352,072

		2,458,002

	Machinery — 0.5%
1,414	Andritz AG, (Austria)	80,174
3,050	Caterpillar, Inc.	262,422
5,441	Colfax Corp. (a)	199,521
7,375	Eaton Corp.	348,543
3,600	FANUC Corp., (Japan)	579,450
2,300	Gardner Denver, Inc.	138,943
20,375	Illinois Tool Works, Inc.	1,211,701
16,575	Ingersoll-Rand plc, (Ireland)	742,892
2,000	Nordson Corp.	117,240
2,100	Pall Corp.	133,329
2,100	SMC Corp., (Japan)	337,961
1,850	Stanley Black & Decker, Inc.	141,063
4,358	Titan International, Inc.	76,962
3,300	WABCO Holdings, Inc. (a)	190,311
740	Wabtec Corp.	59,415
6,880	Westport Innovations, Inc., (Canada) (a)	191,539
12,330	Xylem, Inc.	310,099

		5,121,565

	Marine — 0.0% (g)
2,090	D/S Norden A/S, (Denmark)	55,568
10,860	Diana Shipping, Inc., (Greece) (a)	70,156
45,400	Mitsui OSK Lines Ltd., (Japan)	105,622
56,000	Nippon Yusen KK, (Japan)	98,925
179,000	Pacific Basin Shipping Ltd., (Hong Kong)	81,676

		411,947

	Professional Services — 0.2%
5,870	Adecco S.A., (Switzerland) (a)	280,198
3,652	Advisory Board Co. (The) (a)	174,675
3,173	Corporate Executive Board Co. (The)	170,168
2,000	IHS, Inc., Class A (a)	194,700
2,600	Manpower, Inc.	95,680
21,400	Nielsen Holdings N.V. (a)	641,572
8,440	Randstad Holding N.V., (Netherlands)	280,528

		1,837,521

	Road & Rail — 0.1%
1,100	Canadian Pacific Railway Ltd., (Canada)	91,179
23,900	Firstgroup plc, (United Kingdom)	92,643
3,200	Kansas City Southern	242,496
2,875	Norfolk Southern Corp.	182,936
1,000	Union Pacific Corp.	118,700

		727,954

	Trading Companies & Distributors — 0.1%
27,775	Air Lease Corp. (a)	566,610
2,300	Mitsubishi Corp., (Japan)	41,660

		608,270

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Transportation Infrastructure — 0.0% (g)
19,980	Groupe Eurotunnel S.A., (France)	140,730

	Total Industrials	19,275,859

	Information Technology — 1.9%
	Communications Equipment — 0.1%
6,744	Acme Packet, Inc. (a)	115,322
191,060	Alcatel-Lucent, (France), ADR (a)	210,166
4,972	Aruba Networks, Inc. (a)	111,796
9,063	Ixia (a)	145,643
4,151	NETGEAR, Inc. (a)	158,319
4,300	QUALCOMM, Inc.	268,707

		1,009,953

	Computers & Peripherals — 0.1%
1,549	Apple, Inc.	1,033,586
2,656	Gemalto N.V., (Netherlands)	233,592
2,500	NetApp, Inc. (a)	82,200

		1,349,378

	Electronic Equipment, Instruments & Components — 0.3%
11,820	Avnet, Inc. (a)	343,844
12,990	Corning, Inc.	170,818
4,000	Hamamatsu Photonics KK, (Japan)	137,430
55,000	Hitachi Ltd., (Japan)	305,421
4,550	Jabil Circuit, Inc.	85,176
1,980	Keyence Corp., (Japan)	507,042
4,700	Murata Manufacturing Co., Ltd., (Japan)	250,212
3,900	National Instruments Corp.	98,163
41,600	Premier Farnell plc, (United Kingdom)	115,882
34,375	TE Connectivity Ltd., (Switzerland)	1,169,094
2,000	Trimble Navigation Ltd. (a)	95,320

		3,278,402

	Internet Software & Services — 0.2%
1,395	Google, Inc., Class A (a)	1,052,527
11,000	Tencent Holdings Ltd., (China)	372,413
3,400	VeriSign, Inc. (a)	165,546
16,852	Yahoo!, Inc. (a)	269,211

		1,859,697

	IT Services — 0.6%
18,600	Accenture plc, (Ireland), Class A	1,302,558
2,100	Alliance Data Systems Corp. (a)	298,095
12,260	Amadeus IT Holding S.A., (Spain), Class A	285,829
36,850	Amdocs Ltd.	1,215,682
14,150	Automatic Data Processing, Inc.	830,039
10,130	Cap Gemini S.A., (France)	428,083
6,100	Gartner, Inc. (a)	281,149
13,050	Genpact Ltd., (Bermuda)	217,674
2,800	Global Payments, Inc.	117,124
3,450	International Business Machines Corp.	715,702
6,600	Jack Henry & Associates, Inc.	250,140
8,300	NeuStar, Inc., Class A (a)	332,249
1,700	Teradata Corp. (a)	128,197
5,200	Vantiv, Inc., Class A (a)	112,060
3,200	VeriFone Systems, Inc. (a)	89,120
1,000	Visa, Inc., Class A	134,280

		6,737,981

	Office Electronics — 0.1%
3,400	Canon, Inc., (Japan)	109,132
68,150	Xerox Corp.	500,221

		609,353

	Semiconductors & Semiconductor Equipment — 0.2%
4,300	Altera Corp.	146,135
3,600	Analog Devices, Inc.	141,084
7,512	ASML Holding N.V., (Netherlands)	402,380
59,395	Atmel Corp. (a)	312,418
14,300	Broadcom Corp., Class A (a)	494,494
4,700	KLA-Tencor Corp.	224,213
1,526	Power Integrations, Inc.	46,436
993	Samsung Electronics Co., Ltd., (South Korea), GDR	352,413
27,100	Sumco Corp., (Japan) (a)	182,437
9,600	Tokyo Electron Ltd., (Japan)	408,960

		2,710,970

	Software — 0.3%
1,400	ANSYS, Inc. (a)	102,760
300	Check Point Software Technologies Ltd., (Israel) (a)	14,448
900	Citrix Systems, Inc. (a)	68,913
2,078	CommVault Systems, Inc. (a)	121,979
57,175	Compuware Corp. (a)	566,604
3,600	Informatica Corp. (a)	125,316
2,900	MICROS Systems, Inc. (a)	142,448
34,100	Microsoft Corp.	1,015,498
22,538	Oracle Corp.	709,722
2,000	Red Hat, Inc. (a)	113,880
1,452	SAP AG, (Germany)	103,329
3,200	Solera Holdings, Inc.	140,384
3,800	Trend Micro, Inc., (Japan)	105,952

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
4,830	Websense, Inc. (a)	75,589

		3,406,822

	Total Information Technology	20,962,556

	Materials — 0.7%
	Chemicals — 0.4%
2,508	Air Liquide S.A., (France)	310,869
2,300	Air Products & Chemicals, Inc.	190,210
2,500	Airgas, Inc.	205,750
2,500	Dow Chemical Co. (The)	72,400
5,500	Ecolab, Inc.	356,455
15,645	Johnson Matthey plc, (United Kingdom)	611,091
1,148	Linde AG, (Germany)	197,869
13,000	Monsanto Co.	1,183,260
3,000	Shin-Etsu Chemical Co., Ltd., (Japan)	168,597
2,456	Syngenta AG, (Switzerland)	918,747

		4,215,248

	Construction Materials — 0.1%
21,170	CRH plc, (Ireland)	407,534
6,000	Holcim Ltd., (Switzerland) (a)	382,146

		789,680

	Containers & Packaging — 0.1%
18,035	Crown Holdings, Inc. (a)	662,786

	Metals & Mining — 0.1%
4,100	Allegheny Technologies, Inc.	130,790
333,370	Alumina Ltd., (Australia)	290,274
4,800	Barrick Gold Corp., (Canada)	200,574
6,166	BHP Billiton Ltd., (Australia)	210,685
1,925	Inmet Mining Corp., (Canada)	91,502
3,490	Newcrest Mining Ltd., (Australia)	104,913
36,200	Norsk Hydro ASA, (Norway)	170,118
1,800	Nucor Corp.	68,868
5,800	Rio Tinto plc, (United Kingdom)	271,203
3,280	Umicore S.A., (Belgium)	171,704

		1,710,631

	Total Materials	7,378,345

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
1,248	Koninklijke KPN N.V., (Netherlands)	9,500
1,409	Oi S.A., (Brazil), ADR	6,989
181	Swisscom AG, (Switzerland)	72,867
40,360	Telenor ASA, (Norway)	787,734
1,300	TELUS Corp. (Non-Voting), (Canada)	81,324

		958,414

	Wireless Telecommunication Services — 0.1%
8,100	SBA Communications Corp., Class A (a)	509,490
14,800	Softbank Corp., (Japan)	598,387

		1,107,877

	Total Telecommunication Services	2,066,291

	Utilities — 0.2%
	Gas Utilities — 0.1%
98,560	Hong Kong & China Gas Co., Ltd., (Hong Kong)	249,141
2,433	Northwest Natural Gas Co.	119,801
26,675	Questar Corp.	542,303

		911,245

	Multi-Utilities — 0.0% (g)
22,400	National Grid plc, (United Kingdom)	247,091

	Water Utilities — 0.1%
17,805	American Water Works Co., Inc.	659,853

	Total Utilities	1,818,189

	Total Common Stocks (Cost $118,943,916)	138,850,370

Preferred Stock — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
38,745	Oi S.A., (Brazil), ADR (Cost $191,500)	155,755

Investment Companies — 79.0%
	Alternative Assets — 10.8%
2,087,140	Eaton Vance Global Macro Absolute Return Fund, Class I	20,787,917
515,304	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	8,389,157
2,761,054	Invesco Balanced-Risk Allocation Fund, Class Y	36,335,466
2,146,238	JPMorgan Realty Income Fund, Class R5 Shares (b)	24,638,810
1,471,455	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class Shares	16,465,582
57,100	SPDR Gold Shares (a)	9,822,342

	Total Alternative Assets	116,439,274

	Fixed Income — 31.5%
5,836,023	JPMorgan Core Bond Fund, Class R6 Shares (b)	70,790,955
6,979,657	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	59,396,879
1,772,104	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	17,650,156

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — Continued
	Fixed Income — Continued
5,482,814	JPMorgan High Yield Fund, Class R6 Shares (b)	44,246,306
3,732,962	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	40,465,310
4,399,224	JPMorgan Multi-Sector Income Fund, Class R6 Shares (b)	44,784,100
3,525,559	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	38,851,664
1,873,423	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	21,993,989

	Total Fixed Income	338,179,359

	International Equity — 12.8%
422,091	Artisan International Value Fund	12,122,446
1,253,400	iShares MSCI EAFE Index Fund	66,430,200
1,044,179	JPMorgan International Value Fund, Class R6 Shares (b)	12,738,978
772,386	Matthews Pacific Tiger Fund	18,135,617
385,500	Vanguard MSCI Emerging Markets ETF	16,094,625
258,200	Vanguard MSCI European ETF	11,686,132

	Total International Equity	137,207,998

	Money Market — 5.4%
57,629,210	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l)	57,629,210

	U.S. Equity — 18.5%
1,212,133	JPMorgan Equity Income Fund, Class R6 Shares (b)	12,642,544
1,108,225	JPMorgan Growth Advantage Fund, Class R5 Shares (a) (b)	11,392,557
1,179,230	JPMorgan Large Cap Growth Fund, Class R6 Shares (b)	29,268,495
766,036	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	13,658,420
1,543,955	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	35,896,963
782,482	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	16,635,565
435,000	SPDR S&P 500 ETF Trust	62,609,550
268,100	Vanguard Dividend Appreciation ETF	16,000,208

	Total U.S. Equity	198,104,302

	Total Investment Companies (Cost $805,857,455)	847,560,143

Corporate Bonds — 3.6%
	Consumer Discretionary — 1.1%
	Auto Components — 0.1%
300,000	Dana Holding Corp., 6.750%, 02/15/21	324,000
300,000	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	332,250
275,000	Tenneco, Inc., 6.875%, 12/15/20	301,125

		957,375

	Hotels, Restaurants & Leisure — 0.3%
375,000	Ameristar Casinos, Inc., 7.500%, 04/15/21	403,125
250,000	Boyd Gaming Corp., 9.125%, 12/01/18	262,500
200,000	Host Hotels & Resorts LP, 4.750%, 03/01/23	207,250
200,000	Isle of Capri Casinos, Inc., 8.875%, 06/15/20 (e)	211,000
1,250,000	MGM Resorts International, 13.000%, 11/15/13	1,409,375
300,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	331,125
300,000	Vail Resorts, Inc., 6.500%, 05/01/19	326,250

		3,150,625

	Media — 0.4%
300,000	Allbritton Communications Co., 8.000%, 05/15/18	326,250
100,000	Cablevision Systems Corp., 8.000%, 04/15/20 (m) CCO Holdings LLC/CCO Holdings Capital Corp.,	111,500
400,000	6.500%, 04/30/21 (m)	428,000
150,000	6.625%, 01/31/22 (m)	163,875
475,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	507,062
225,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	219,375
200,000	CSC Holdings LLC, 6.750%, 11/15/21 (e) (m)	220,500
300,000	Cumulus Media Holdings, Inc., 7.750%, 05/01/19 DISH DBS Corp.,	291,750
75,000	5.875%, 07/15/22 (e) (m)	76,875
400,000	6.750%, 06/01/21 (m)	436,000
300,000	Gray Television, Inc., 10.500%, 06/29/15	325,125
375,000	Lamar Media Corp., 5.875%, 02/01/22	399,375
250,000	Production Resource Group, Inc., 8.875%, 05/01/19 (f) (i) (m)	175,000
250,000	Valassis Communications, Inc., 6.625%, 02/01/21	258,125

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
225,000	Videotron Ltd., (Canada), 5.000%, 07/15/22	235,125
375,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	414,375

		4,588,312

	Specialty Retail — 0.2%
250,000	AutoNation, Inc., 5.500%, 02/01/20	266,875
150,000	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	153,000
250,000	Limited Brands, Inc., 5.625%, 02/15/22	269,375
225,000	Michael’s Stores, Inc., 7.750%, 11/01/18	241,313
300,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	319,500
300,000	Susser Holdings LLC/Susser Finance Corp., 8.500%, 05/15/16	322,875

		1,572,938

	Textiles, Apparel & Luxury Goods — 0.1%
450,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	488,250
200,000	Levi Strauss & Co., 6.875%, 05/01/22	208,500
250,000	Polymer Group, Inc., 7.750%, 02/01/19	266,250

		963,000

	Total Consumer Discretionary	11,232,250

	Consumer Staples — 0.2%
	Beverages — 0.0% (g)
150,000	Cott Beverages, Inc., 8.125%, 09/01/18	166,688

	Food & Staples Retailing — 0.1%
300,000	Ingles Markets, Inc., 8.875%, 05/15/17	323,250
350,000	Stater Bros Holdings, Inc., 7.375%, 11/15/18	377,125
150,000	U.S. Foods, Inc., 8.500%, 06/30/19 (e)	155,250

		855,625

	Food Products — 0.1%
195,000	Del Monte Corp., 7.625%, 02/15/19 (m)	200,606
300,000	Michael Foods Group, Inc., 9.750%, 07/15/18	334,500
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
100,000	8.250%, 09/01/17	108,375
226,000	9.250%, 04/01/15	231,085

		874,566

	Personal Products — 0.0% (g)
300,000	NBTY, Inc., 9.000%, 10/01/18	333,750

	Total Consumer Staples	2,230,629

	Energy — 0.4%
	Energy Equipment & Services — 0.1%
250,000	Bristow Group, Inc., 6.250%, 10/15/22	255,937
300,000	Cie Generale de Geophysique-Veritas, (France), 7.750%, 05/15/17	312,000
250,000	FTS International Services LLC/FTS International Bonds, Inc., 8.125%, 11/15/18 (e)	266,250
	SESI LLC,
225,000	6.375%, 05/01/19	240,750
200,000	7.125%, 12/15/21	221,000
300,000	Unit Corp., 6.625%, 05/15/21	309,750

		1,605,687

	Oil, Gas & Consumable Fuels — 0.3%
150,000	Chaparral Energy, Inc., 8.250%, 09/01/21	162,000
150,000	Chesapeake Energy Corp., 6.775%, 03/15/19 (m)	150,375
200,000	Continental Resources, Inc., 5.000%, 09/15/22 (e) (m)	209,000
300,000	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	313,500
225,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	217,687
400,000	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	400,000
250,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	261,875
300,000	Oasis Petroleum, Inc., 7.250%, 02/01/19	321,750
250,000	Plains Exploration & Production Co., 6.750%, 02/01/22	253,750
225,000	QEP Resources, Inc., 5.250%, 05/01/23	230,063
225,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	240,750
295,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18 (e)	315,650

		3,076,400

	Total Energy	4,682,087

	Financials — 0.2%
	Capital Markets — 0.0% (g)
100,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22 (m)	107,750

	Commercial Banks — 0.1%
	CIT Group, Inc.,
250,000	5.000%, 08/15/22 (m)	260,101

100,000	5.500%, 02/15/19 (e) (m)	108,250

		368,351

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — 0.0% (g)
200,000	Ally Financial, Inc., 6.750%, 12/01/14 (m)	214,000

	Diversified Financial Services — 0.1%
1,200,000	International Lease Finance Corp., 6.375%, 03/25/13	1,224,000

	Real Estate Investment Trusts (REITs) — 0.0% (g)
250,000	Felcor Lodging LP, 6.750%, 06/01/19	268,125

	Real Estate Management & Development — 0.0% (g)
225,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	245,250
100,000	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	107,750

		353,000

	Total Financials	2,535,226

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.1%
350,000	Alere, Inc., 7.875%, 02/01/16 (f) (i) (m)	365,750
388,000	Biomet, Inc., 11.625%, 10/15/17 (m)	413,220

		778,970

	Health Care Providers & Services — 0.2%
300,000	Air Medical Group Holdings, Inc., 9.250%, 11/01/18	327,000
300,000	DaVita, Inc., 6.625%, 11/01/20 (m)	320,625
300,000	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e) (m)	321,000
350,000	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	381,500
200,000	HCA, Inc., 5.875%, 03/15/22 (m)	216,750
200,000	MultiPlan, Inc., 9.875%, 09/01/18 (e)	221,000
	Tenet Healthcare Corp.,
200,000	6.250%, 11/01/18	220,500
100,000	8.000%, 08/01/20	107,375
200,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18 (m)	213,500

		2,329,250

	Health Care Technology — 0.0% (g)
300,000	MedAssets, Inc., 8.000%, 11/15/18	327,000

	Pharmaceuticals — 0.1%
325,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e)	346,125

	Total Health Care	3,781,345

	Industrials — 0.4%
	Commercial Services & Supplies — 0.2%
250,000	ARAMARK Corp., 8.500%, 02/01/15 (m)	255,940
300,000	ARAMARK Holdings Corp., PIK, 8.625%, 05/01/16 (e)	307,503
150,000	Clean Harbors, Inc., 5.250%, 08/01/20 (e)	154,500
350,000	Geo Group, Inc. (The), 6.625%, 02/15/21	374,500
225,000	Iron Mountain, Inc., 8.000%, 06/15/20	239,344
200,000	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	198,500
425,000	West Corp., 7.875%, 01/15/19	437,750

		1,968,037

	Industrial Conglomerates — 0.0% (g)
100,000	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	110,250

	Machinery — 0.0% (g)
200,000	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	214,500

	Professional Services — 0.0% (g)
300,000	FTI Consulting, Inc., 6.750%, 10/01/20	320,250

	Road & Rail — 0.1%
325,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	353,844
200,000	Hertz Corp. (The), 6.750%, 04/15/19	211,000

		564,844

	Trading Companies & Distributors — 0.1%
	UR Merger Sub Corp.,
200,000	5.750%, 07/15/18 (e) (m)	211,250
250,000	8.250%, 02/01/21	274,375

		485,625

	Total Industrials	3,663,506

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
350,000	CommScope, Inc., 8.250%, 01/15/19 (e)	378,000

	Electronic Equipment, Instruments & Components — 0.0% (g)
175,000	Sanmina-SCI Corp., 7.000%,05/15/19 (e)	176,750

	Internet Software & Services — 0.0% (g)
375,000	Equinix, Inc., 7.000%, 07/15/21	420,000

	IT Services — 0.1%
	SunGard Data Systems, Inc.,
475,000	7.625%, 11/15/20 (m)	515,375
100,000	10.250%, 08/15/15 (m)	102,500

		617,875

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — 0.1%
400,000	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	427,000

	Software — 0.0% (g)
250,000	Infor U.S., Inc., 9.375%, 04/01/19 (e)	277,500

	Total Information Technology	2,297,125

	Materials — 0.1%
	Chemicals — 0.0% (g)
250,000	Huntsman International LLC, 5.500%, 06/30/16	251,250

	Containers & Packaging — 0.1%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
150,000	5.750%, 10/15/20 (e) (m)	150,000
100,000	7.125%, 04/15/19 (m)	105,500
150,000	8.500%, 05/15/18 (m)	152,250
100,000	9.000%, 04/15/19 (m)	102,000
100,000	9.875%, 08/15/19 (m)	106,375
250,000	Sealed Air Corp., 8.125%, 09/15/19 (e)	278,125

		894,250

	Metals & Mining — 0.0% (g)
200,000	JMC Steel Group, 8.250%, 03/15/18 (e)	204,000

	Total Materials	1,349,500

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
	CenturyLink, Inc.,
100,000	5.800%, 03/15/22 (m)	108,815
300,000	6.450%, 06/15/21 (m)	338,550
275,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	310,750
300,000	GCI, Inc., 6.750%, 06/01/21	300,000
	Hughes Satellite Systems Corp.,
150,000	6.500%, 06/15/19 (m)	160,500
275,000	7.625%, 06/15/21 (m)	304,563
350,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21 (m)	378,875
	Intelsat Luxembourg S.A., (Luxembourg),
200,000	11.250%, 02/04/17 (m)	211,500
115,000	PIK, 12.500%, 02/04/17 (m)	121,900
	Level 3 Financing, Inc.,
100,000	7.000%, 06/01/20 (e) (m)	101,000
150,000	8.125%, 07/01/19 (m)	159,375
250,000	PAETEC Holding Corp., 9.875%, 12/01/18	286,250
150,000	tw telecom holdings, inc., 5.375%, 10/01/22 (e)	153,000
300,000	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	326,250
150,000	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	159,000
225,000	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19 (m)	255,937
475,000	Windstream Corp., 7.750%, 10/15/20 (m)	509,437
200,000	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	218,500

		4,404,202

	Wireless Telecommunication Services — 0.1%
78,000	Nextel Communications, Inc., 7.375%, 08/01/15 (m)	78,293
150,000	SBA Communications Corp., 5.625%, 10/01/19 (e)	152,625
250,000	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	262,500
	Sprint Nextel Corp.,
150,000	6.000%, 12/01/16 (m)	154,500
150,000	7.000%, 03/01/20 (e) (m)	168,000
300,000	Syniverse Holdings, Inc., 9.125%, 01/15/19	322,500

		1,138,418

	Total Telecommunication Services	5,542,620

	Utilities — 0.1%
	Gas Utilities — 0.0% (g)
250,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	260,000

	Independent Power Producers & Energy Traders — 0.1%
225,000	AES Corp. (The), 7.375%, 07/01/21 (m)	256,500
400,000	Calpine Corp., 7.500%, 02/15/21 (e) (m)	432,000
100,000	GenOn Americas Generation LLC,
	8.500%, 10/01/21	108,750
	NRG Energy, Inc.,
150,000	7.875%, 05/15/21 (m)	163,125
200,000	8.250%, 09/01/20 (m)	218,000

		1,178,375

	Total Utilities	1,438,375

	Total Corporate Bonds (Cost $37,229,266)	38,752,663

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Structured Notes — 4.4%
	U.S. Equity — 1.1%
11,100,000	HSBC USA, Inc., Dual Index Notes, Linked to the S&P 500 Index and the MSCI All Country Asia Ex Japan Index, maximum return of 38%, 12/13/12 (a)	10,987,890

	International Equity — 3.3%
11,000,000	BNP Paribas, Contingent Buffered Market Plus Notes, Linked to the Performance of the Euro STOXX 50 Index, 10/08/13 (a)	10,484,100
10,700,000	BNP Paribas, Return Notes, Linked to the Performance of the MSCI Daily Total Return Net World Index, 101% of the index, 06/14/13 (a)	12,018,240
11,000,000	Deutsche Bank AG, Knock-Out Buffer Notes, Linked to the iShares MSCI Emerging Markets Index Fund, maximum return of 20.050%, due 12/26/12 (a)	13,003,870

		35,506,210

	Total Structured Notes (Cost $43,800,000)	46,494,100

Loan Participations & Assignments — 0.3%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
200,000	BJ’s Wholesale Club, 1st Lien Replacement Loan, VAR, 5.750%, 09/26/19	200,750
350,000	MGM Resorts, Class E Term Loan, VAR, 5.000%, 02/23/15	351,925

		552,675

	Media — 0.0% (g)
299,250	WideOpenWest Finance, LLC, Term Loan, VAR, 6.250%, 07/17/18	301,420

	Specialty Retail — 0.0% (g)
	Party City Holdings, Term Loan,
88,889	VAR, 5.750%, 07/27/19	89,933
80,556	VAR, 5.750%, 07/27/19	81,502
80,556	Party City Holdings, Term Loan B, VAR, 5.750%, 07/27/19	81,502

		252,937

	Total Consumer Discretionary	1,107,032

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
250,000	Chesapeake Energy, Term Loan, VAR, 8.500%, 12/02/17	250,637

	Financials — 0.1%
	Capital Markets — 0.1%
249,375	AlixPartners, LLC, Initial Term Loan B-2, VAR, 6.500%, 06/28/19	252,285
	Nuveen Investments, Extended First Lien Term Loan,
135,982	VAR, 5.862%, 05/13/17	134,878
13,482	VAR, 5.925%, 05/13/17	13,372
100,536	VAR, 5.947%, 05/13/17	99,720

		500,255

	Insurance — 0.0% (g)
178,344	Asurion LLC, 2nd Lien Term Loan, VAR, 9.000%, 05/24/19	184,140

	Total Financials	684,395

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
250,000	ADS Waste Holdings, Term Loan B, VAR, 09/11/19 ^ (d)	251,095
250,000	Brickman Group, Tranche B-1 Term Loan, VAR, 5.500%, 10/14/16	251,458

		502,553

	Road & Rail — 0.0% (g)
400,000	Hertz , Bridge Loan, VAR, 08/26/13 ^ (f) (i)	400,000

	Total Industrials	902,553

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
250,000	Level 3 Financing, Inc., Tranche B II Term Loan, VAR, 5.750%, 09/01/18	249,895
199,500	Zayo Group, Term Loan B, VAR, 7.125%, 07/02/19 ^	201,122

	Total Telecommunication Services	451,017

	Total Loan Participations & Assignments (Cost $3,340,871)	3,395,634

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
13,810	Cie Generale de Geophysique-Veritas, (France), expiring 10/12/12 (a) (Cost $—)	22,289

	Total Investments — 100.2% (Cost $1,009,363,008)	1,075,230,954
	Liabilities in Excess of Other Assets — (0.2)%	(2,020,604)

	NET ASSETS — 100.0%	$1,073,210,350

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	94.4%
Others (each less than 1.0%)	5.6

*	Percentages indicated are based upon total investments as of September 30, 2012.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
EAFE	— Europe, Australasia, and Far East
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
PIK	— Payment-in-Kind
SPDR	— Standard & Poor’s Depositary Receipts
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2012.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—     Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value approximately $1,010,376 which amounts to 0.1% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $37,647,083 and 3.5%, respectively.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of September 30, 2012.
(m)

—     All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

^	— All or a portion of the security is unsettled as of September 30, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,931,710
Aggregate gross unrealized depreciation	(7,063,764)

Net unrealized appreciation/depreciation	$65,867,946

Federal income tax cost of investments	$1,009,363,008

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Security Valuations — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at such fund’s net asset value per share as of the report date. Structured notes are priced generally at the bid received from the issuer of such note. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations.

Securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., (“JPMAM”) which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Funds’ Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless a Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$13,521,852	$5,526,430	$69,626	$19,117,908
Consumer Staples	6,193,014	11,015,997	—	17,209,011
Energy	13,691,168	2,688,275	—	16,379,443
Financials	12,373,241	4,363,368	—	16,736,609
Health Care	11,851,364	6,054,795	—	17,906,159
Industrials	14,317,606	4,958,253	—	19,275,859
Information Technology	16,612,923	4,349,633	—	20,962,556
Materials	3,162,595	4,215,750	—	7,378,345
Telecommunication Services	590,814	1,475,477	—	2,066,291
Utilities	1,321,957	496,232	—	1,818,189

Total Common Stocks	93,636,534	45,144,210	69,626	138,850,370

Preferred Stocks
Telecommunication Services	—	155,755	—	155,755

Total Preferred Stocks	—	155,755	—	155,755

Debt Securities
Corporate Bonds
Consumer Discretionary	—	11,057,250	175,000	11,232,250
Consumer Staples	—	2,230,629	—	2,230,629
Energy	—	4,682,087	—	4,682,087
Financials	—	2,535,226	—	2,535,226
Health Care	—	3,415,595	365,750	3,781,345
Industrials	—	3,663,506	—	3,663,506
Information Technology	—	2,297,125	—	2,297,125
Materials	—	1,349,500	—	1,349,500
Telecommunication Services	—	5,542,620	—	5,542,620
Utilities	—	1,438,375	—	1,438,375

Total Corporate Bonds	—	38,211,913	540,750	38,752,663

Loan Participations & Assignments
Consumer Discretionary	—	1,107,032	—	1,107,032
Energy	—	250,637	—	250,637
Financials	—	684,395	—	684,395
Industrials	—	502,553	400,000	902,553
Telecommunication Services	—	451,017	—	451,017

Total Loan Participations & Assignments	—	2,995,634	400,000	3,395,634

Rights
Energy	—	22,289	—	22,289

Total Rights	—	22,289	—	22,289

Investment Companies	847,560,143	—	—	847,560,143
Structured Notes	—	—	46,494,100	46,494,100

Total Investments in Securities	$941,196,677	$86,529,801	$47,504,476	$1,075,230,954

There we no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 6/30/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/12
Investments in Securities
Common Stocks - Consumer Discretionary	$67,452	$—	$2,174	$—	$—	$—	$—	$—	$69,626
Corporate Bonds - Consumer Discretionary	188,750	—	(13,727)	(23)	—	—	—	—	175,000
Corporate Bonds -Health Care	358,750	—	7,097	(97)	—	—	—	—	365,750
Loan Participations & Assignments - Industrials	—	—	—	—	400,000	—	—	—	400,000
Structured Notes	—	—	1,912,050	—	11,000,000	—	33,582,050	—	46,494,100

Total	$614,952	$—	$1,907,594	$(120)	$11,400,000	$—	$33,582,050	$—	$47,504,476

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $1,907,594.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 14.5%
	Consumer Discretionary — 2.1%
	Auto Components — 0.0% (g)
2,350	BorgWarner, Inc. (a)	162,409
2,700	Denso Corp., (Japan)	84,835

		247,244

	Automobiles — 0.1%
2,346	Bayerische Motoren Werke AG, (Germany)	172,031
13,500	Suzuki Motor Corp., (Japan)	262,210
13,100	Toyota Motor Corp., (Japan)	513,642

		947,883

	Distributors — 0.0% (g)
3,500	Pool Corp.	145,530

	Diversified Consumer Services — 0.0% (g)
2,289	Coinstar, Inc. (a)	102,959
11,173	Grand Canyon Education, Inc. (a)	262,901

		365,860

	Hotels, Restaurants & Leisure — 0.2%
14,540	Accor S.A., (France)	484,072
3,238	BJ’s Restaurants, Inc. (a)	146,843
6,725	Carnival Corp.	245,059
49,000	Genting Singapore plc, (Singapore)	54,477
2,500	International Game Technology	32,725
3,973	Red Robin Gourmet Burgers, Inc. (a)	129,361
12,092	Texas Roadhouse, Inc.	206,773
1,400	Whitbread plc, (United Kingdom)	51,349
2,100	Wyndham Worldwide Corp.	110,208

		1,460,867

	Household Durables — 0.1%
4,965	Harman International Industries, Inc.	229,184
9,693	Lennar Corp., Class A	337,026
6,414	MDC Holdings, Inc.	247,003
4,305	Tempur-Pedic International, Inc. (a)	128,677

		941,890

	Internet & Catalog Retail — 0.0% (g)
62,150	Ocado Group plc, (United Kingdom) (a)	64,884

	Media — 0.9%
34,780	British Sky Broadcasting Group plc, (United Kingdom)	417,448
16,081	CBS Corp. (Non-Voting), Class B	584,223
12,800	Comcast Corp., Class A	457,856
1,000	Discovery Communications, Inc., Class A (a)	59,630
5,100	Discovery Communications, Inc., Class C (a)	285,804
17,197	E.W. Scripps Co., Class A (a)	183,148
1,700	McGraw-Hill Cos., Inc. (The)	92,803
3,408	Morningstar, Inc.	213,477
5,100	National CineMedia, Inc.	83,487
200	New York Times Co. (The), Class A (a)	1,952
21,200	Omnicom Group, Inc.	1,093,072
3,300	Scripps Networks Interactive, Inc., Class A	202,059
8,350	SES S.A. (Luxembourg), FDR	227,066
44,750	Societe Television Francaise 1, (France)	372,398
1,300	Time Warner Cable, Inc.	123,578
20,500	Time Warner, Inc.	929,265
30,220	Virgin Media, Inc.	889,677
15,522	Walt Disney Co. (The)	811,490

		7,028,433

	Multiline Retail — 0.2%
14,675	Kohl’s Corp.	751,653
65,430	Marks & Spencer Group plc, (United Kingdom)	377,597
1,450	Nordstrom, Inc.	80,011
2,875	Target Corp.	182,476

		1,391,737

	Specialty Retail — 0.4%
7,177	Abercrombie & Fitch Co., Class A	243,444
13,334	Chico’s FAS, Inc.	241,479
12,676	GNC Holdings, Inc., Class A	493,984
6,981	Hennes & Mauritz AB, (Sweden), Class B	242,961
6,100	Home Depot, Inc. (The)	368,257
22,910	Lowe’s Cos., Inc.	692,798
2,193	Monro Muffler Brake, Inc.	77,172
1,500	O’Reilly Automotive, Inc. (a)	125,430
5,300	Sally Beauty Holdings, Inc. (a)	132,977
3,000	Signet Jewelers Ltd., (Bermuda)	146,280
6,000	Tiffany & Co.	371,280
1,050	Tractor Supply Co.	103,834

		3,239,896

	Textiles, Apparel & Luxury Goods — 0.2%
3,770	Adidas AG, (Germany)	309,371
755,000	China Hongxing Sports Ltd., (China) (a) (f) (i)	70,751
5,443	Cie Financiere Richemont S.A., (Switzerland), Class A	326,815
12,659	Coach, Inc.	709,157
3,900	Hanesbrands, Inc. (a) (m)	124,332
679	LVMH Moet Hennessy Louis Vuitton S.A., (France)	101,930

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Textiles, Apparel & Luxury Goods — Continued
500	NIKE, Inc., Class B	47,455

		1,689,811

	Total Consumer Discretionary	17,524,035

	Consumer Staples — 1.9%
	Beverages — 0.4%
7,800	Anheuser-Busch InBev N.V., (Belgium)	667,279
2,950	Carlsberg A/S, (Denmark), Class B	261,342
15,086	Coca-Cola Co. (The)	572,212
3,013	Cott Corp., (Canada) (a)	23,803
12,000	Diageo plc, (United Kingdom)	337,898
9,766	PepsiCo, Inc.	691,140
3,369	Pernod-Ricard S.A., (France)	377,903

		2,931,577

	Food & Staples Retailing — 0.6%
23,670	Carrefour S.A., (France)	491,002
14,600	Distribuidora Internacional de Alimentacion S.A., (Spain)	80,628
3,766	Fresh Market, Inc. (The) (a)	225,885
36,560	Koninklijke Ahold N.V., (Netherlands)	457,898
44,450	Sysco Corp.	1,389,951
134,970	Tesco plc, (United Kingdom)	724,791
4,026	United Natural Foods, Inc. (a)	235,320
16,600	Wal-Mart Stores, Inc.	1,225,080
600	Whole Foods Market, Inc.	58,440

		4,888,995

	Food Products — 0.6%
14,000	Ajinomoto Co., Inc., (Japan)	219,286
17,513	Danone S.A., (France)	1,077,558
17,601	General Mills, Inc.	701,400
1,800	Hershey Co. (The)	127,602
17,194	Nestle S.A., (Switzerland)	1,084,896
14,575	Nestle S.A., (Switzerland), ADR	921,286
2,804	Tootsie Roll Industries, Inc.	75,652
2,119	TreeHouse Foods, Inc. (a)	111,248
12,220	Unilever plc, (United Kingdom), ADR	446,274

		4,765,202

	Household Products — 0.2%
2,000	Church & Dwight Co., Inc.	107,980
13,925	Kimberly-Clark Corp.	1,194,486
4,740	Reckitt Benckiser Group plc, (United Kingdom)	273,093

		1,575,559

	Personal Products — 0.1%
4,780	Beiersdorf AG, (Germany)	351,066
1,800	Herbalife Ltd., (Cayman Islands)	85,320
2,500	L’Oreal S.A., (France)	309,103

		745,489

	Tobacco — 0.0% (g)
3,101	Imperial Tobacco Group plc, (United Kingdom)	114,881
2,700	Philip Morris International, Inc.	242,838

		357,719

	Total Consumer Staples	15,264,541

	Energy — 1.7%
	Energy Equipment & Services — 0.6%
13,479	Cameron International Corp. (a)	755,768
9,070	Cie Generale de Geophysique-Veritas, (France) (a)	291,288
1,200	Dril-Quip, Inc. (a)	86,256
3,200	Ensco plc, (United Kingdom), Class A	174,592
1,568	Fugro N.V., (Netherlands), CVA	106,569
7,375	Halliburton Co.	248,464
1,300	Oil States International, Inc. (a)	103,298
9,320	Petroleum Geo-Services ASA, (Norway)	155,036
8,784	Precision Drilling Corp., (Canada) (a)	68,867
32,460	Schlumberger Ltd.	2,347,832
4,963	Seadrill Ltd., (Norway)	194,969
24,340	Trican Well Service Ltd., (Canada)	316,660

		4,849,599

	Oil, Gas & Consumable Fuels — 1.1%
10,500	BG Group plc, (United Kingdom)	212,465
24,130	Cameco Corp., (Canada)	469,328
8,000	Cenovus Energy, Inc., (Canada)	279,169
1,700	Chevron Corp.	198,152
19,000	China Shenhua Energy Co., Ltd., (China), Class H	73,418
7,014	Cloud Peak Energy, Inc. (a)	126,953
2,500	Cobalt International Energy, Inc. (a)	55,675
13,466	Comstock Resources, Inc. (a)	247,505
1,300	Concho Resources, Inc. (a)	123,175
3,113	Contango Oil & Gas Co. (a)	152,973
7,400	Denbury Resources, Inc. (a)	119,584
21,500	Devon Energy Corp.	1,300,750
38,920	Encana Corp., (Canada)	852,894
15,265	Hess Corp.	820,036
2,775	Noble Energy, Inc.	257,270
6,800	Pengrowth Energy Corp., (Canada)	45,859
23,750	Petroleo Brasileiro S.A., (Brazil), ADR	524,162

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
20,039	Phillips 66	929,208
7,450	Royal Dutch Shell plc, (Netherlands), ADR	517,105
2,300	Southwestern Energy Co. (a)	79,994
52,050	Talisman Energy, Inc., (Canada)	695,694
2,900	Whiting Petroleum Corp. (a)	137,402
22,267	Williams Cos., Inc. (The)	778,677

		8,997,448

	Total Energy	13,847,047

	Financials — 1.8%
	Capital Markets — 0.5%
65,625	Bank of New York Mellon Corp. (The)	1,484,437
1,020	BlackRock, Inc.	181,866
4,200	Carlyle Group LP (The)	110,208
15,000	Charles Schwab Corp. (The)	191,850
2,785	Goldman Sachs Group, Inc. (The)	316,599
3,530	Greenhill & Co., Inc.	182,678
27,456	Invesco Ltd.	686,125
6,803	Stifel Financial Corp. (a)	228,581
7,657	Waddell & Reed Financial, Inc., Class A	250,920

		3,633,264

	Commercial Banks — 0.5%
446,416	Bank of China Ltd., (China), Class H	168,981
7,365	Bank of the Ozarks, Inc.	253,872
15,400	Barclays plc, (United Kingdom)	53,478
2,253	BNP Paribas S.A., (France)	106,817
27,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	85,390
33,050	Comerica, Inc.	1,026,202
27,688	DBS Group Holdings Ltd., (Singapore)	323,403
7,255	East West Bancorp, Inc.	153,226
14,879	Glacier Bancorp, Inc.	231,815
93,822	HSBC Holdings plc, (United Kingdom)	871,584
4,542	Iberiabank Corp.	208,024
7,000	ICICI Bank Ltd., (India), ADR	280,980
12,079	Standard Chartered plc, (United Kingdom)	273,704
3,887	UMB Financial Corp.	189,219

		4,226,695

	Consumer Finance — 0.1%
16,350	American Express Co.	929,661

	Diversified Financial Services — 0.1%
4,100	CME Group, Inc.	234,930
4,860	Deutsche Boerse AG, (Germany)	268,941
8,000	NASDAQ OMX Group, Inc. (The)	186,360

		690,231

	Insurance — 0.5%
800	ACE Ltd., (Switzerland)	60,480
14,760	Admiral Group plc, (United Kingdom)	251,553
3,800	Aflac, Inc.	181,944
96,200	AIA Group Ltd., (Hong Kong)	356,463
800	Aon plc, (United Kingdom)	41,832
6,700	Assured Guaranty Ltd., (Bermuda)	91,254
5,200	Axis Capital Holdings Ltd., (Bermuda)	181,584
18,125	Berkshire Hathaway, Inc., Class B (a)	1,598,625
5,025	Marsh & McLennan Cos., Inc.	170,498
5,000	Progressive Corp. (The)	103,700
3,800	RenaissanceRe Holdings Ltd., (Bermuda)	292,752
10,028	Sampo OYJ, (Finland), Class A	312,481
17,950	Willis Group Holdings plc, (United Kingdom)	662,714

		4,305,880

	Real Estate Investment Trusts (REITs) — 0.1%
5,350	American Tower Corp.	381,936
7,785	LaSalle Hotel Properties	207,782
10,697	Redwood Trust, Inc.	154,679

		744,397

	Real Estate Management & Development — 0.0% (g)
1,500	Jones Lang LaSalle, Inc.	114,525
2,500	Sun Hung Kai Properties Ltd., (Hong Kong)	36,376
4,747	Zillow, Inc., Class A (a)	200,229

		351,130

	Total Financials	14,881,258

	Health Care — 1.7%
	Biotechnology — 0.3%
11,363	Celgene Corp. (a)	868,133
10,800	Gilead Sciences, Inc. (a)	716,364
17,900	Seattle Genetics, Inc. (a)	482,405
2,763	United Therapeutics Corp. (a)	154,397
1,200	Vertex Pharmaceuticals, Inc. (a)	67,140

		2,288,439

	Health Care Equipment & Supplies — 0.3%
3,305	Analogic Corp.	258,352
15,500	Boston Scientific Corp. (a)	88,970
2,100	Cie Generale d’Optique Essilor International S.A., (France)	196,510
20,375	Covidien plc, (Ireland)	1,210,683

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
12,585	DexCom, Inc. (a)	189,153
10,640	Mindray Medical International Ltd., (China), ADR	357,610
935	Sonova Holding AG, (Switzerland) (a)	94,604
3,700	Sysmex Corp., (Japan)	177,912
2,997	Teleflex, Inc.	206,313

		2,780,107

	Health Care Providers & Services — 0.4%
25,150	AmerisourceBergen Corp.	973,556
1,200	Catamaran Corp. (a)	117,564
5,625	DaVita, Inc. (a)	582,806
3,825	Express Scripts Holding Co. (a)	239,713
39,071	Health Management Associates, Inc., Class A (a)	327,806
5,692	HMS Holdings Corp. (a)	190,284
39,670	Sonic Healthcare Ltd., (Australia)	555,702
2,725	UnitedHealth Group, Inc.	150,992

		3,138,423

	Health Care Technology — 0.1%
2,338	athenahealth, Inc. (a)	214,558
5,050	Cerner Corp. (a)	390,921

		605,479

	Life Sciences Tools & Services — 0.2%
16,532	Agilent Technologies, Inc.	635,655
9,360	Lonza Group AG, (Switzerland) (a)	489,920
14,060	QIAGEN N.V., (Netherlands) (a)	259,235
4,220	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	63,005

		1,447,815

	Pharmaceuticals — 0.4%
3,325	Allergan, Inc.	304,503
2,989	Bayer AG, (Germany)	257,023
14,725	Bristol-Myers Squibb Co.	496,969
22,150	GlaxoSmithKline plc, (United Kingdom), ADR	1,024,216
4,137	Novartis AG, (Switzerland)	253,199
3,778	Novo Nordisk A/S, (Denmark), Class B	594,559
382	Roche Holding AG, (Switzerland)	71,452
2,400	Salix Pharmaceuticals Ltd. (a)	101,616
4,500	Santen Pharmaceutical Co., Ltd., (Japan)	206,414
9,900	Shire plc, (Ireland)	292,038
1,000	Shire plc, (Ireland), ADR	88,700

		3,690,689

	Total Health Care	13,950,952

	Industrials — 2.2%
	Aerospace & Defense — 0.2%
7,237	Aerovironment, Inc. (a)	169,852
1,325	Boeing Co. (The)	92,247
21,200	CAE, Inc., (Canada)	227,074
3,520	European Aeronautic Defence and Space Co., N.V., (Netherlands)	111,566
7,067	Lockheed Martin Corp.	659,916
1,800	Rockwell Collins, Inc.	96,552
900	TransDigm Group, Inc. (a)	127,683
3,800	United Technologies Corp.	297,502

		1,782,392

	Air Freight & Logistics — 0.1%
24,575	Expeditors International of Washington, Inc.	893,547
350	FedEx Corp.	29,617
2,829	Forward Air Corp.	86,030
1,713	PostNL N.V., (Netherlands)	5,959

		1,015,153

	Airlines — 0.1%
26,590	Ryanair Holdings plc, (Ireland), ADR (a)	857,528

	Building Products — 0.1%
4,212	Assa Abloy AB, (Sweden), Class B	136,751
25,983	Fortune Brands Home & Security, Inc. (a)	701,801

		838,552

	Commercial Services & Supplies — 0.2%
21,600	Cintas Corp.	895,320
2,500	Clean Harbors, Inc. (a)	122,125
7,040	Edenred, (France)	197,681
5,275	Iron Mountain, Inc.	179,930
2,052	Portfolio Recovery Associates, Inc. (a)	214,290
5,125	Republic Services, Inc.	140,989
750	Stericycle, Inc. (a)	67,890

		1,818,225

	Construction & Engineering — 0.1%
2,571	Chicago Bridge & Iron Co. N.V., (Netherlands)	97,929
4,000	JGC Corp., (Japan)	133,217
3,500	URS Corp.	123,585

		354,731

	Electrical Equipment — 0.1%
3,700	AMETEK, Inc.	131,165
1,900	Emerson Electric Co.	91,713
2,876	Franklin Electric Co., Inc.	173,969
4,920	Nexans S.A., (France)	230,643

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electrical Equipment — Continued
7,790	Prysmian S.p.A., (Italy)	139,238
4,425	Schneider Electric S.A., (France)	261,621

		1,028,349

	Industrial Conglomerates — 0.3%
19,750	3M Co.	1,825,295
2,950	Danaher Corp.	162,692
6,500	General Electric Co.	147,615
2,850	Siemens AG, (Germany)	285,059

		2,420,661

	Machinery — 0.7%
1,102	Andritz AG, (Austria)	62,484
2,425	Caterpillar, Inc.	208,647
8,184	Colfax Corp. (a)	300,107
5,750	Eaton Corp.	271,745
3,000	FANUC Corp., (Japan)	482,875
1,800	Gardner Denver, Inc.	108,738
21,975	Illinois Tool Works, Inc.	1,306,853
17,925	Ingersoll-Rand plc, (Ireland)	803,398
1,600	Nordson Corp.	93,792
1,600	Pall Corp.	101,584
1,600	SMC Corp., (Japan)	257,494
1,575	Stanley Black & Decker, Inc.	120,094
6,555	Titan International, Inc.	115,761
2,500	WABCO Holdings, Inc. (a)	144,175
1,114	Wabtec Corp.	89,443
4,540	Westport Innovations, Inc., (Canada) (a)	126,394
26,570	Xylem, Inc.	668,236

		5,261,820

	Marine — 0.0% (g)
1,270	D/S Norden A/S, (Denmark)	33,766
8,430	Diana Shipping, Inc., (Greece) (a)	54,458
34,000	Mitsui OSK Lines Ltd., (Japan)	79,101
47,000	Nippon Yusen KK, (Japan)	83,026
146,000	Pacific Basin Shipping Ltd., (Hong Kong)	66,618

		316,969

	Professional Services — 0.2%
4,390	Adecco S.A., (Switzerland) (a)	209,552
5,494	Advisory Board Co. (The) (a)	262,778
4,772	Corporate Executive Board Co. (The)	255,922
1,500	IHS, Inc., Class A (a)	146,025
2,000	Manpower, Inc.	73,600
16,550	Nielsen Holdings N.V. (a)	496,169
6,110	Randstad Holding N.V., (Netherlands)	203,084

		1,647,130

	Road & Rail — 0.1%
800	Canadian Pacific Railway Ltd., (Canada)	66,312
14,400	Firstgroup plc, (United Kingdom)	55,818
2,400	Kansas City Southern	181,872
2,225	Norfolk Southern Corp.	141,577
800	Union Pacific Corp.	94,960

		540,539

	Trading Companies & Distributors — 0.0% (g)
1,800	Mitsubishi Corp., (Japan)	32,603

	Transportation Infrastructure — 0.0% (g)
14,070	Groupe Eurotunnel S.A., (France)	99,103

	Total Industrials	18,013,755

	Information Technology — 2.2%
	Communications Equipment — 0.1%
10,143	Acme Packet, Inc. (a)	173,445
138,460	Alcatel-Lucent, (France), ADR (a)	152,306
7,477	Aruba Networks, Inc. (a)	168,121
13,629	Ixia (a)	219,018
6,243	NETGEAR, Inc. (a)	238,108
3,300	QUALCOMM, Inc.	206,217

		1,157,215

	Computers & Peripherals — 0.2%
1,990	Apple, Inc.	1,327,847
2,063	Gemalto N.V., (Netherlands)	181,439
1,900	NetApp, Inc. (a)	62,472

		1,571,758

	Electronic Equipment, Instruments & Components — 0.4%
27,993	Corning, Inc.	368,108
3,100	Hamamatsu Photonics KK, (Japan)	106,508
43,000	Hitachi Ltd., (Japan)	238,784
3,550	Jabil Circuit, Inc.	66,456
1,540	Keyence Corp., (Japan)	394,366
3,600	Murata Manufacturing Co., Ltd., (Japan)	191,652
2,400	National Instruments Corp.	60,408
32,400	Premier Farnell plc, (United Kingdom)	90,254
36,350	TE Connectivity Ltd., (Switzerland)	1,236,263
1,500	Trimble Navigation Ltd. (a)	71,490

		2,824,289

	Internet Software & Services — 0.2%
600	Google, Inc., Class A (a)	452,700

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — Continued
11,600	Tencent Holdings Ltd., (China)	392,726
2,600	VeriSign, Inc. (a)	126,594
36,311	Yahoo!, Inc. (a)	580,068

		1,552,088

	IT Services — 0.7%
19,675	Accenture plc, (Ireland), Class A	1,377,840
1,600	Alliance Data Systems Corp. (a)	227,120
9,770	Amadeus IT Holding S.A., (Spain), Class A	227,777
29,030	Amdocs Ltd.	957,700
15,475	Automatic Data Processing, Inc.	907,763
8,180	Cap Gemini S.A., (France)	345,678
4,700	Gartner, Inc. (a)	216,623
10,150	Genpact Ltd., (Bermuda)	169,302
2,100	Global Payments, Inc.	87,843
2,650	International Business Machines Corp.	549,743
5,100	Jack Henry & Associates, Inc.	193,290
6,300	NeuStar, Inc., Class A (a)	252,189
1,300	Teradata Corp. (a)	98,033
4,000	Vantiv, Inc., Class A (a)	86,200
2,400	VeriFone Systems, Inc. (a)	66,840
900	Visa, Inc., Class A	120,852

		5,884,793

	Office Electronics — 0.0% (g)
2,600	Canon, Inc., (Japan)	83,454

	Semiconductors & Semiconductor Equipment — 0.2%
3,200	Altera Corp.	108,752
2,700	Analog Devices, Inc.	105,813
5,804	ASML Holding N.V., (Netherlands)	310,888
10,800	Broadcom Corp., Class A (a)	373,464
3,700	KLA-Tencor Corp.	176,508
2,295	Power Integrations, Inc.	69,837
767	Samsung Electronics Co., Ltd., (South Korea), GDR	272,206
20,000	Sumco Corp., (Japan) (a)	134,640
7,800	Tokyo Electron Ltd., (Japan)	332,280

		1,884,388

	Software — 0.4%
1,100	ANSYS, Inc. (a)	80,740
300	Check Point Software Technologies Ltd., (Israel) (a)	14,448
700	Citrix Systems, Inc. (a)	53,599
3,126	CommVault Systems, Inc. (a)	183,496
2,700	Informatica Corp. (a)	93,987
2,200	MICROS Systems, Inc. (a)	108,064
34,625	Microsoft Corp.	1,031,133
31,610	Oracle Corp.	995,399
1,500	Red Hat, Inc. (a)	85,410
1,125	SAP AG, (Germany)	80,059
2,400	Solera Holdings, Inc.	105,288
3,000	Trend Micro, Inc., (Japan)	83,646
7,265	Websense, Inc. (a)	113,697

		3,028,966

	Total Information Technology	17,986,951

	Materials — 0.6%
	Chemicals — 0.4%
1,944	Air Liquide S.A., (France)	240,961
2,200	Air Products & Chemicals, Inc.	181,940
1,900	Airgas, Inc.	156,370
1,900	Dow Chemical Co. (The)	55,024
4,200	Ecolab, Inc.	272,202
10,280	Johnson Matthey plc, (United Kingdom)	401,535
991	Linde AG, (Germany)	170,808
12,200	Monsanto Co.	1,110,444
2,600	Shin-Etsu Chemical Co., Ltd., (Japan)	146,118
1,910	Syngenta AG, (Switzerland)	714,497

		3,449,899

	Construction Materials — 0.1%
17,100	CRH plc, (Ireland)	329,184
5,070	Holcim Ltd., (Switzerland) (a)	322,914

		652,098

	Metals & Mining — 0.1%
3,300	Allegheny Technologies, Inc.	105,270
252,980	Alumina Ltd., (Australia)	220,276
3,700	Barrick Gold Corp., (Canada)	154,609
4,781	BHP Billiton Ltd., (Australia)	163,361
1,475	Inmet Mining Corp., (Canada)	70,112
2,713	Newcrest Mining Ltd., (Australia)	81,556
26,590	Norsk Hydro ASA, (Norway)	124,957
1,000	Nucor Corp.	38,260
4,500	Rio Tinto plc, (United Kingdom)	210,416
2,580	Umicore S.A., (Belgium)	135,060

		1,303,877

	Total Materials	5,405,874

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
970	Koninklijke KPN N.V., (Netherlands)	7,384

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Telecommunication Services — Continued
1,089	Oi S.A., (Brazil), ADR	5,401
158	Swisscom AG, (Switzerland)	63,608
29,700	Telenor ASA, (Norway)	579,675
800	TELUS Corp. (Non-Voting), (Canada)	50,046

		706,114

	Wireless Telecommunication Services — 0.1%
6,100	SBA Communications Corp., Class A (a)	383,690
11,400	Softbank Corp., (Japan)	460,920

		844,610

	Total Telecommunication Services	1,550,724

	Utilities — 0.1%
	Gas Utilities — 0.1%
76,120	Hong Kong & China Gas Co., Ltd., (Hong Kong)	192,417
3,660	Northwest Natural Gas Co.	180,218

		372,635

	Multi-Utilities — 0.0% (g)
18,400	National Grid plc, (United Kingdom)	202,968

	Total Utilities	575,603

	Total Common Stocks (Cost $103,178,680)	119,000,740

Preferred Stock — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
30,069	Oi S.A., (Brazil), ADR (Cost $148,754)	120,877

Investment Companies — 77.7%
	Alternative Assets — 9.0%
1,089,868	Eaton Vance Global Macro Absolute Return Fund, Class I	10,855,089
361,346	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	5,882,716
1,646,781	Invesco Balanced-Risk Allocation Fund, Class Y	21,671,636
1,478,583	JPMorgan Realty Income Fund, Class R5 Shares (b)	16,974,131
1,040,496	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class Shares	11,643,145
40,400	SPDR Gold Shares (a)	6,949,608

	Total Alternative Assets	73,976,325

	Fixed Income — 15.5%
2,348,128	JPMorgan Core Bond Fund, Class R6 Shares (b)	28,482,798
2,034,307	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	17,311,954
730,104	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	7,271,837
2,235,715	JPMorgan High Yield Fund, Class R6 Shares (b)	18,042,216
1,617,583	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	17,534,604
1,831,041	JPMorgan Multi-Sector Income Fund, Class R6 Shares (b)	18,639,996
918,484	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	10,121,691
819,672	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	9,622,951

	Total Fixed Income	127,028,047

	International Equity — 20.0%
590,160	Artisan International Value Fund	16,949,399
276,900	iShares MSCI ACWI Index Fund	12,928,461
1,376,400	iShares MSCI EAFE Index Fund	72,949,200
1,046,906	JPMorgan International Value Fund, Class R6 Shares (b)	12,772,252
1,177,767	T. Rowe Price International Funds - New Asia Fund	19,244,715
410,800	Vanguard MSCI Emerging Markets ETF	17,150,900
272,900	Vanguard MSCI European ETF	12,351,454

	Total International Equity	164,346,381

	Money Market — 5.6%
45,905,619	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100%, (b) (l)	45,905,619

	U.S. Equity — 27.6%
1,360,218	JPMorgan Equity Income Fund, Class R6 Shares (b)	14,187,070
1,181,663	JPMorgan Growth Advantage Fund, Class R5 Shares (a) (b)	12,147,497
1,327,004	JPMorgan Large Cap Growth Fund, Class R6 Shares (b)	32,936,243
870,870	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	15,527,612
1,727,730	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	40,169,734
786,018	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	16,710,736
473,800	SPDR S&P 500 ETF Trust	68,194,034
438,600	Vanguard Dividend Appreciation ETF	26,175,648

	Total U.S. Equity	226,048,574

	Total Investment Companies (Cost $594,513,102)	637,304,946

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 1.9%
	Consumer Discretionary — 0.5%
	Auto Components — 0.1%
100,000	Dana Holding Corp., 6.750%, 02/15/21	108,000
200,000	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	221,500
125,000	Tenneco, Inc., 6.875%, 12/15/20	136,875

		466,375

	Hotels, Restaurants & Leisure — 0.1%
150,000	Ameristar Casinos, Inc., 7.500%, 04/15/21	161,250
100,000	Host Hotels & Resorts LP, 4.750%, 03/01/23	103,625
100,000	Isle of Capri Casinos, Inc., 8.875%, 06/15/20 (e)	105,500
100,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	110,375
100,000	Vail Resorts, Inc., 6.500%, 05/01/19	108,750

		589,500

	Media — 0.2%
100,000	Allbritton Communications Co., 8.000%, 05/15/18	108,750
	CCO Holdings LLC/CCO Holdings Capital Corp.,
100,000	6.500%, 04/30/21 (m)	107,000
100,000	6.625%, 01/31/22 (m)	109,250
150,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	160,125
150,000	CSC Holdings LLC, 6.750%, 11/15/21 (e) (m)	165,375
200,000	Cumulus Media Holdings, Inc., 7.750%, 05/01/19	194,500
200,000	DISH DBS Corp., 6.750%, 06/01/21 (m)	218,000
100,000	Gray Television, Inc., 10.500%, 06/29/15	108,375
175,000	Lamar Media Corp., 5.875%, 02/01/22	186,375
150,000	Mediacom LLC/Mediacom Capital Corp., 7.250%, 02/15/22	160,875
150,000	Production Resource Group, Inc., 8.875%, 05/01/19 (f) (i)	105,000
100,000	Valassis Communications, Inc., 6.625%, 02/01/21	103,250
100,000	Videotron Ltd., (Canada), 5.000%, 07/15/22	104,500
175,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	193,375

		2,024,750

	Specialty Retail — 0.0% (g)
100,000	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	102,000
100,000	Limited Brands, Inc., 5.625%, 02/15/22	107,750
150,000	Michael’s Stores, Inc., 7.750%, 11/01/18	160,875

		370,625

	Textiles, Apparel & Luxury Goods — 0.1%
150,000	Hanesbrands, Inc., 6.375%, 12/15/20	162,750
100,000	Levi Strauss & Co., 6.875%, 05/01/22	104,250
125,000	Polymer Group, Inc., 7.750%, 02/01/19	133,125

		400,125

	Total Consumer Discretionary	3,851,375

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
150,000	Ingles Markets, Inc., 8.875%, 05/15/17	161,625
100,000	U.S. Foods, Inc., 8.500%, 06/30/19 (e)	103,500

		265,125

	Food Products — 0.0% (g)
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
100,000	8.250%, 09/01/17	108,375
87,000	9.250%, 04/01/15	88,958

		197,333

	Total Consumer Staples	462,458

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
100,000	Bristow Group, Inc., 6.250%, 10/15/22	102,375
200,000	Cie Generale de Geophysique-Veritas, (France), 7.750%, 05/15/17	208,000
200,000	FTS International Services LLC/FTS International Bonds, Inc., 8.125%, 11/15/18 (e)	213,000
150,000	SESI LLC, 6.375%, 05/01/19	160,500
200,000	Unit Corp., 6.625%, 05/15/21	206,500

		890,375

	Oil, Gas & Consumable Fuels — 0.2%
100,000	Chaparral Energy, Inc., 8.250%, 09/01/21	108,000
100,000	Continental Resources, Inc., 5.000%, 09/15/22 (e) (m)	104,500
100,000	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	104,500
150,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	145,125
150,000	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	150,000
200,000	Oasis Petroleum, Inc., 7.250%, 02/01/19	214,500
125,000	Plains Exploration & Production Co., 6.750%, 02/01/22	126,875
100,000	QEP Resources, Inc., 5.250%, 05/01/23	102,250

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
150,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	160,500
84,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18 (e)	89,880

		1,306,130

	Total Energy	2,196,505

	Financials — 0.1%
	Capital Markets — 0.0% (g)
125,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22 (m)	134,687

	Commercial Banks — 0.0% (g)
150,000	CIT Group, Inc., 5.000%, 08/15/22 (m)	156,061

	Diversified Financial Services — 0.0% (g)
100,000	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (m)	112,750

	Real Estate Development & Management — 0.0% (g)
100,000	Toys R Us Property Co. I LLC, 10.750%, 07/15/17	109,000

	Real Estate Investment Trusts (REITs) — 0.0% (g)
100,000	Felcor Lodging LP, 6.750%, 06/01/19	107,250

	Real Estate Management & Development — 0.1%
150,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	163,500

	Total Financials	783,248

	Health Care — 0.2%
	Health Care Equipment & Supplies — 0.0% (g)
129,000	Biomet, Inc., 11.625%, 10/15/17 (m)	137,385

	Health Care Providers & Services — 0.2%
200,000	Air Medical Group Holdings, Inc., 9.250%, 11/01/18	218,000
125,000	DaVita, Inc., 6.625%, 11/01/20 (m)	133,594
150,000	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e) (m)	160,500
300,000	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	327,000
100,000	MultiPlan, Inc., 9.875%, 09/01/18 (e)	110,500
150,000	Tenet Healthcare Corp., 6.250%, 11/01/18	165,375
100,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.750%, 02/01/19 (e)	106,375

		1,221,344

	Health Care Technology — 0.0% (g)
200,000	MedAssets, Inc., 8.000%, 11/15/18	218,000

	Pharmaceuticals — 0.0% (g)
150,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e)	159,750

	Total Health Care	1,736,479

	Industrials — 0.2%
	Commercial Services & Supplies — 0.1%
200,000	ARAMARK Holdings Corp., PIK, 8.625%, 05/01/16 (e)	205,002
100,000	Clean Harbors, Inc., 5.250%, 08/01/20 (e)	103,000
150,000	Iron Mountain, Inc., 8.000%, 06/15/20	159,562
100,000	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	99,250
	West Corp.,
100,000	7.875%, 01/15/19	103,000
50,000	8.625%, 10/01/18	52,500

		722,314

	Industrial Conglomerates — 0.0% (g)
125,000	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	137,813

	Machinery — 0.0% (g)
150,000	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	160,875

	Road & Rail — 0.0% (g)
175,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	190,531
100,000	Hertz Corp. (The), 6.750%, 04/15/19	105,500

		296,031

	Trading Companies & Distributors — 0.1%
	UR Merger Sub Corp.,
100,000	5.750%, 07/15/18 (e) (m)	105,625
200,000	8.250%, 02/01/21	219,500

		325,125

	Total Industrials	1,642,158

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
150,000	CommScope, Inc., 8.250%, 01/15/19 (e)	162,000

	Electronic Equipment, Instruments & Components — 0.0% (g)
100,000	Sanmina-SCI Corp., 7.000%, 05/15/19 (e)	101,000

	Internet Software & Services — 0.1%
150,000	Equinix, Inc., 7.000%, 07/15/21	168,000

	IT Services — 0.0% (g)
150,000	SunGard Data Systems, Inc., 7.625%, 11/15/20 (m)	162,750

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
100,000	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	106,750

	Software — 0.0% (g)
125,000	Infor U.S., Inc., 9.375%, 04/01/19 (e)	138,750

	Total Information Technology	839,250

	Materials — 0.1%
	Chemicals — 0.0% (g)
175,000	Huntsman International LLC, 5.500%, 06/30/16	175,875

	Containers & Packaging — 0.1%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
100,000	8.500%, 05/15/18 (m)	101,500
100,000	9.875%, 08/15/19 (m)	106,375

		207,875

	Metals & Mining — 0.0% (g)
100,000	JMC Steel Group, 8.250%, 03/15/18 (e)	102,000

	Total Materials	485,750

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
	CenturyLink, Inc.,
100,000	5.800%, 03/15/22 (m)	108,815
125,000	6.450%, 06/15/21 (m)	141,062
150,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	169,500
200,000	GCI, Inc., 6.750%, 06/01/21	200,000
	Hughes Satellite Systems Corp.,
100,000	6.500%, 06/15/19 (m)	107,000
100,000	7.625%, 06/15/21 (m)	110,750
100,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21 (m)	108,250
	Intelsat Luxembourg S.A., (Luxembourg),
100,000	11.250%, 02/04/17 (m)	105,750
110,000	PIK, 12.500%, 02/04/17 (m)	116,600
100,000	Level 3 Financing, Inc., 8.125%, 07/01/19 (m)	106,250
150,000	PAETEC Holding Corp., 9.875%, 12/01/18	171,750
100,000	tw telecom holdings, inc., 5.375%, 10/01/22 (e)	102,000
150,000	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	163,125
100,000	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19 (m)	113,750
125,000	Windstream Corp., 7.750%, 10/15/20 (m)	134,063
100,000	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	109,250

		2,067,915

	Wireless Telecommunication Services — 0.1%
52,000	Nextel Communications, Inc., Series D, 7.375%, 08/01/15 (m)	52,195
75,000	SBA Communications Corp., 5.625%, 10/01/19 (e)	76,312
100,000	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	105,000
100,000	Sprint Nextel Corp., 7.000%, 03/01/20 (e) (m)	112,000
100,000	Syniverse Holdings, Inc., 9.125%, 01/15/19	107,500

		453,007

	Total Telecommunication Services	2,520,922

	Utilities — 0.1%
	Independent Power Producers & Energy Traders — 0.1%
150,000	AES Corp. (The), 7.375%, 07/01/21 (m)	171,000
200,000	Calpine Corp., 7.500%, 02/15/21 (e) (m)	216,000
	NRG Energy, Inc.,
100,000	6.625%, 03/15/23 (e) (m)	102,250
100,000	8.250%, 09/01/20 (m)	109,000

	Total Utilities	598,250

	Total Corporate Bonds (Cost $14,534,237)	15,116,395

Structured Notes — 6.1%
	U.S. Equity — 1.4%
12,100,000	HSBC USA, Inc., Dual Index Notes, Linked to the S&P 500 Index and the MSCI All Country Asia Ex Japan Index, maximum return of 38%, 12/13/12 (a)	11,977,790

	International Equity — 4.7%
11,800,000	BNP Paribas, Contingent Buffered Market Plus Notes, Linked to the Performance of the Euro STOXX 50 Index, 10/08/13 (a)	11,246,580
11,400,000	BNP Paribas, Return Notes, Linked to the Performance of the MSCI Daily Total Return Net World Index, 101% of the index, 06/14/13 (a)	12,804,480

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Structured Notes — Continued
	International Equity — Continued
12,000,000	Deutsche Bank AG, Knock-Out Buffer Notes, Linked to the iShares MSCI Emerging Markets Index Fund, maximum return of 20.020%, 12/26/12 (a)	14,186,040

		38,237,100

	Total Structured Notes (Cost $47,300,000)	50,214,890

Loan Participations & Assignments — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
100,000	BJ’S Wholesale Club, 1st Lien Replacement Loan, VAR, 09/26/19	100,375
200,000	MGM Resorts, Class C Loan, VAR, 5.000%, 02/23/15	201,100

	Total Consumer Discretionary	301,475

	Financials — 0.0% (g)
	Insurance — 0.0% (g)
111,465	Asurion LLC, 2nd Lien Term Loan, VAR, 9.000%, 05/24/19	115,088

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
150,000	ADS Waste Holdings, Term Loan B, VAR, 09/11/19 ^ (d)	150,657

	Road & Rail — 0.0% (g)
150,000	Hertz Corp. (The), Bridge Loan, VAR, 08/26/13 ^ (f) (i)	150,000

	Total Industrials	300,657

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
250,000	Level 3 Financing, Inc., Tranche B III Term Loan, VAR, 5.750%, 09/01/18	249,895
99,750	Zayo Group, Term Loan B, VAR, 7.125%, 06/14/19	100,561

	Total Telecommunication Services	350,456

	Total Loan Participations & Assignments (Cost $1,048,375)	1,067,676

Rights — 0.0% (g)
	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
9,070	Cie Generale de Geophysique-Veritas, (France), expiring 10/12/12 (a) (Cost $—)	14,639

	Total Investments — 100.3% (Cost $760,723,148)	822,840,163
	Liabilities in Excess of Other Assets — (0.3)%	(2,724,606)

	NET ASSETS — 100.0%	$820,115,557

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
EAFE	— Europe, Australasia, and Far East
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
PIK	— Payment-in-Kind
SPDR	— Standard & Poor’s Depository Receipts
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2012.

(a)	— Non-income producing security
(b)	— Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security
(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—     Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $325,750 which amounts to less than 0.0% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $29,776,601 and 3.62%, respectively.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of September 30, 2012.
(m)

—     All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

^	— All or a portion of the security is unsettled as of September 30, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,808,109
Aggregate gross unrealized depreciation	(5,691,094)

Net unrealized appreciation/depreciation	$62,117,015

Federal income tax cost of investments	$760,723,148

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Security Valuations — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at such fund’s net asset value per share as of the report date. Structured notes are priced generally at the bid received from the issuer of such note. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations.

Securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., (“JPMAM”) which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Funds’ Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless a Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$13,390,198	$4,063,086	$70,751	$17,524,035
Consumer Staples	7,068,357	8,196,184	—	15,264,541
Energy	11,772,035	2,075,012	—	13,847,047
Financials	11,491,107	3,390,151	—	14,881,258
Health Care	9,326,463	4,624,489	—	13,950,952
Industrials	13,988,968	4,024,787	—	18,013,755
Information Technology	14,491,752	3,495,199	—	17,986,951
Materials	2,144,231	3,261,643	—	5,405,874
Telecommunication Services	433,736	1,116,988	—	1,550,724
Utilities	180,218	395,385	—	575,603

Total Common Stocks	84,287,065	34,642,924	70,751	119,000,740

Preferred Stocks
Telecommunication Services	—	120,877	—	120,877

Total Preferred Stocks	—	120,877	—	120,877

Debt Securities
Corporate Bonds
Consumer Discretionary	—	3,746,375	105,000	3,851,375
Consumer Staples	—	462,458	—	462,458
Energy	—	2,196,505	—	2,196,505
Financials	—	783,248	—	783,248
Health Care	—	1,736,479	—	1,736,479
Industrials	—	1,642,158	—	1,642,158
Information Technology	—	839,250	—	839,250
Materials	—	485,750	—	485,750
Telecommunication Services	—	2,520,922	—	2,520,922
Utilities	—	598,250	—	598,250

Total Corporate Bonds	—	15,011,395	105,000	15,116,395

Loan Participations & Assignments
Consumer Discretionary	—	301,475	—	301,475
Financials	—	115,088	—	115,088
Industrials	—	150,657	150,000	300,657
Telecommunication Services	—	350,456	—	350,456

Total Loan Participations & Assignments	—	917,676	150,000	1,067,676

Rights
Energy	—	14,639	—	14,639

Total Rights	—	14,639	—	14,639

Investment Companies	637,304,946	—	—	637,304,946
Structured Notes	—	—	50,214,890	50,214,890

Total Investments in Securities	$721,592,011	$50,707,511	$50,540,641	$822,840,163

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 6/30/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/12
Investments in Securities
Common Stocks - Consumer Discretionary	$68,542	$—	$2,209	$—	$—	$—	$—	$—	$70,751
Corporate Bonds - Consumer Discretionary	113,250	—	(8,238)	(12)	—	—	—	—	105,000
Loan Participations & Assignments - Industrials	—	—	—	—	150,000	—	—	—	150,000
Structured Notes	—	—	2,064,860	—	11,800,000	—	36,350,030	—	50,214,890

Total	$181,792	$—	$2,058,831	$(12)	$11,950,000	$—	$36,350,030	$—	$50,540,641

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $2,058,831.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 3.6%
Consumer Discretionary — 1.9%
	Household Durables — 1.9%
1,900	D.R. Horton, Inc.	39,216
1,146	Lennar Corp., Class A	39,846
2,528	PulteGroup, Inc. (a)	39,184
5,598	Standard Pacific Corp. (a)	37,843
1,151	Toll Brothers, Inc. (a)	38,248

	Total Consumer Discretionary	194,337

Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
84	Copano Energy LLC	2,770
113	Kinder Morgan Management LLC (a)	8,633
230	Linn Energy LLC	9,485
46	NuStar GP Holdings LLC	1,465

	Total Energy	22,353

Financials — 0.3%
	Real Estate Investment Trusts (REITs) — 0.3%
1,725	Annaly Capital Management, Inc.	29,049

Industrials — 0.5%
	Machinery — 0.5%
950	Robbins & Myers, Inc.	56,620

Information Technology — 0.7%
	Software — 0.7%
1,680	Ariba, Inc. (a)	75,264

	Total Common Stocks (Cost $340,713)	377,623

Master Limited Partnerships — 1.9%
Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
30	Access Midstream Partners LP	994
20	Alliance Holdings GP LP	959
26	Alliance Resource Partners LP	1,559
93	Boardwalk Pipeline Partners LP	2,595
109	Buckeye Partners LP	5,229
42	DCP Midstream Partners LP	1,950
151	El Paso Pipeline Partners LP	5,620
223	Enbridge Energy Partners LP	6,565
210	Energy Transfer Equity LP	9,492
205	Energy Transfer Partners LP	8,727
706	Enterprise Products Partners LP	37,842
42	EV Energy Partner LP	2,609
59	Genesis Energy LP	1,984
139	Inergy LP	2,645
274	Kinder Morgan Energy Partners LP	22,605
42	Legacy Reserves LP	1,211
148	Magellan Midstream Partners LP	12,944
104	MarkWest Energy Partners LP	5,660
80	Natural Resource Partners LP	1,658
68	NuStar Energy LP	3,460
152	ONEOK Partners LP	9,044
41	PAA Natural Gas Storage LP	816
169	Plains All American Pipeline LP	14,906
71	PVR Partners LP	1,802
155	Regency Energy Partners LP	3,615
46	Spectra Energy Partners LP	1,464
90	Sunoco Logistics Partners LP	4,198
93	Targa Resources Partners LP	3,988
47	TC Pipelines LP	2,122
43	Teekay LNG Partners LP, (Bermuda)	1,618
54	Teekay Offshore Partners LP, (Bermuda)	1,485
58	Western Gas Partners LP	2,924
93	Williams Partners LP	5,085

	Total Energy	189,375

Utilities — 0.1%
	Gas Utilities — 0.1%
42	AmeriGas Partners LP	1,833
67	Ferrellgas Partners LP	1,300
61	Suburban Propane Partners LP	2,523

	Total Utilities	5,656

	Total Master Limited Partnerships (Cost $170,064)	195,031

Investment Companies — 79.1%
	Alternative Assets — 41.4%
17,449	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (b)	283,552
71,928	Highbridge Statistical Market Neutral Fund, Select Class Shares (a) (b)	1,072,444
14,271	JPMorgan Global Natural Resources Fund, Select Class Shares (b)	167,965
109,679	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a) (b)	1,062,793
17,541	JPMorgan Realty Income Fund, Institutional Class Shares (b)	201,193
72,673	JPMorgan Research Market Neutral Fund, Select Class Shares (a) (b)	1,077,018
2,518	ProShares Ultra Gold (a) †	243,919
9,810	Security Capital U.S. Core Real Estate Securities Fund, Select Class Shares (b)	161,088

	Total Alternative Assets	4,269,972

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — Continued
	Fixed Income — 30.2%
13,245	JPMorgan Credit Opportunities Fund, Select Class Shares (b)	138,671
23,526	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	210,091
49,987	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	497,868
37,445	JPMorgan High Yield Fund, Select Class Shares (b)	302,555
143,622	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	1,556,866
35,356	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	415,082

	Total Fixed Income	3,121,133

	International Equity — 1.9%
15,542	JPMorgan Emerging Economies Fund, Select Class Shares (b)	199,554

	U.S. Equity — 5.6%
34,532	JPMorgan Equity Income Fund, Select Class Shares (b)	360,512
9,443	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	218,710

	Total U.S. Equity	579,222

	Total Investment Companies (Cost $7,940,797)	8,169,881

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 7.9%
	U.S. Treasury Bonds,
10,000	4.375%, 02/15/38	13,164
224,000	9.875%, 11/15/15	290,220
	U.S. Treasury Notes,
300,000	0.625%, 07/15/14	302,039
210,000	1.750%, 05/15/22	212,953

	Total U.S. Treasury Obligations (Cost $807,254)	818,376

NUMBER OF CONTRACTS
Options Purchased — 0.1%
	Put Options Purchased — 0.1%
1	S&P 500 Index, Expiring 12/22/12 at $1,450.00, European Style (Cost $4,103)	4,600

Short-Term Investment — 8.0%
	Investment Company — 8.0%
823,893	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $823,893)	823,893

	Total Investments — 100.6% (Cost $10,086,824)	10,389,404
	Liabilities in Excess of Other Assets — (0.6)%	(63,479)

	NET ASSETS — 100.0%	$10,325,925

Percentages indicated are based on net assets.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
†	—	Publicly traded partnership that is not registered under the Investment Company Act of 1940, as amended.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$351,275
Aggregate gross unrealized depreciation	(48,695)

Net unrealized appreciation/depreciation	$302,580

Federal income tax cost of investments	$10,086,824

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,571,028	$818,376	$—	$10,389,404

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Obligations. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 12.7%
	Auto Components — 0.7%
43	Delphi Automotive plc, (United Kingdom) (a)	1,321
241	Johnson Controls, Inc.	6,614
55	Lear Corp.	2,093

		10,028

	Automobiles — 0.1%
98	General Motors Co. (a)	2,228

	Diversified Consumer Services — 0.2%
29	DeVry, Inc.	660
108	H&R Block, Inc.	1,866

		2,526

	Hotels, Restaurants & Leisure — 0.4%
142	Carnival Corp.	5,163

	Household Durables — 0.7%
94	Lennar Corp., Class A	3,261
26	Newell Rubbermaid, Inc.	493
2	NVR, Inc. (a)	1,267
265	PulteGroup, Inc. (a)	4,107

		9,128

	Internet & Catalog Retail — 1.0%
44	Amazon.com, Inc. (a)	11,073
49	Expedia, Inc.	2,834

		13,907

	Media — 4.1%
160	CBS Corp. (Non-Voting), Class B	5,802
159	Comcast Corp., Class A	5,687
42	DISH Network Corp., Class A	1,292
183	Time Warner Cable, Inc.	17,387
557	Time Warner, Inc.	25,230

		55,398

	Multiline Retail — 1.4%
20	Kohl’s Corp.	1,004
111	Macy’s, Inc.	4,172
219	Target Corp.	13,897

		19,073

	Specialty Retail — 2.8%
27	AutoZone, Inc. (a)	9,929
23	Bed Bath & Beyond, Inc. (a)	1,436
201	Home Depot, Inc. (The)	12,159
246	Lowe’s Cos., Inc.	7,438
165	TJX Cos., Inc.	7,404

		38,366

	Textiles, Apparel & Luxury Goods — 1.3%
149	Coach, Inc.	8,369
56	V.F. Corp.	8,926

		17,295

	Total Consumer Discretionary	173,112

Consumer Staples — 9.6%
	Beverages — 3.6%
627	Coca-Cola Co. (The)	23,763
74	Coca-Cola Enterprises, Inc.	2,323
36	Constellation Brands, Inc., Class A (a)	1,152
99	Dr. Pepper Snapple Group, Inc.	4,393
235	PepsiCo, Inc.	16,652

		48,283

	Food & Staples Retailing — 0.7%
130	CVS Caremark Corp.	6,299
55	Kroger Co. (The)	1,304
44	Walgreen Co.	1,600

		9,203

	Food Products — 3.7%
353	Archer-Daniels-Midland Co.	9,586
96	Campbell Soup Co.	3,325
101	ConAgra Foods, Inc.	2,789
236	General Mills, Inc.	9,404
540	Kraft Foods, Inc., Class A	22,313
182	Smithfield Foods, Inc. (a)	3,567

		50,984

	Household Products — 0.5%
16	Energizer Holdings, Inc.	1,216
86	Procter & Gamble Co. (The)	5,949

		7,165

	Tobacco — 1.1%
98	Altria Group, Inc.	3,272
132	Philip Morris International, Inc.	11,842

		15,114

	Total Consumer Staples	130,749

Energy — 11.0%
	Energy Equipment & Services — 2.4%
187	Baker Hughes, Inc.	8,436
59	Ensco plc, (United Kingdom), Class A	3,203
360	Halliburton Co.	12,115
71	National Oilwell Varco, Inc.	5,712
52	Schlumberger Ltd.	3,768

		33,234

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — 8.6%
97	Anadarko Petroleum Corp.	6,782
115	Apache Corp.	9,909
67	Chesapeake Energy Corp.	1,257
340	Chevron Corp.	39,633
210	Denbury Resources, Inc. (a)	3,400
39	Devon Energy Corp.	2,366
49	Energen Corp.	2,568
36	EOG Resources, Inc.	4,023
187	Exxon Mobil Corp.	17,137
97	Kinder Morgan, Inc.	3,452
20	Murphy Oil Corp.	1,052
127	Occidental Petroleum Corp.	10,898
72	Peabody Energy Corp.	1,612
65	Spectra Energy Corp.	1,917
331	Valero Energy Corp.	10,499

		116,505

	Total Energy	149,739

Financials — 13.6%
	Capital Markets — 2.8%
98	Ameriprise Financial, Inc.	5,567
120	Bank of New York Mellon Corp. (The)	2,717
10	Franklin Resources, Inc.	1,226
77	Goldman Sachs Group, Inc. (The)	8,778
251	Invesco Ltd.	6,266
76	Morgan Stanley	1,266
283	State Street Corp.	11,854

		37,674

	Commercial Banks — 3.6%
238	Comerica, Inc.	7,384
199	SunTrust Banks, Inc.	5,620
1,019	Wells Fargo & Co.	35,174

		48,178

	Consumer Finance — 0.7%
23	American Express Co.	1,308
142	Capital One Financial Corp.	8,068

		9,376

	Diversified Financial Services — 2.2%
1,650	Bank of America Corp.	14,574
341	Citigroup, Inc.	11,159
62	CME Group, Inc.	3,553
7	IntercontinentalExchange, Inc. (a)	867

		30,153

	Insurance — 2.1%
39	ACE Ltd., (Switzerland)	2,920
32	Axis Capital Holdings Ltd., (Bermuda)	1,124
230	Hartford Financial Services Group, Inc.	4,461
414	MetLife, Inc.	14,263
159	Old Republic International Corp.	1,479
84	Prudential Financial, Inc.	4,568

		28,815

	Real Estate Investment Trusts (REITs) — 2.0%
46	Alexandria Real Estate Equities, Inc.	3,389
41	American Tower Corp.	2,913
79	Apartment Investment & Management Co., Class A	2,058
69	BioMed Realty Trust, Inc.	1,284
157	CBL & Associates Properties, Inc.	3,342
49	Digital Realty Trust, Inc.	3,422
19	Equity Lifestyle Properties, Inc.	1,315
83	Highwoods Properties, Inc.	2,701
63	Liberty Property Trust	2,287
49	Plum Creek Timber Co., Inc.	2,148
107	Weyerhaeuser Co.	2,797

		27,656

	Real Estate Management & Development — 0.2%
38	Howard Hughes Corp. (The) (a)	2,721

	Total Financials	184,573

Health Care — 11.9%
	Biotechnology — 2.6%
93	Biogen Idec, Inc. (a)	13,863
195	Celgene Corp. (a)	14,919
36	Onyx Pharmaceuticals, Inc. (a)	3,025
72	Vertex Pharmaceuticals, Inc. (a)	4,023

		35,830

	Health Care Equipment & Supplies — 1.1%
105	Baxter International, Inc.	6,339
170	CareFusion Corp. (a)	4,818
70	Covidien plc, (Ireland)	4,140

		15,297

	Health Care Providers & Services — 2.1%
185	AmerisourceBergen Corp.	7,173
36	Cardinal Health, Inc.	1,387
112	Humana, Inc.	7,823
206	UnitedHealth Group, Inc.	11,414

		27,797

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Life Sciences Tools & Services — 0.0% (g)
1	Mettler-Toledo International, Inc. (a)	171

	Pharmaceuticals — 6.1%
212	Abbott Laboratories	14,513
36	Allergan, Inc.	3,278
75	Johnson & Johnson	5,141
765	Merck & Co., Inc.	34,517
169	Mylan, Inc. (a)	4,134
5	Perrigo Co.	581
760	Pfizer, Inc.	18,896
10	Valeant Pharmaceuticals International, Inc., (Canada) (a)	530
13	Watson Pharmaceuticals, Inc. (a)	1,116

		82,706

	Total Health Care	161,801

Industrials — 11.1%
	Aerospace & Defense — 2.0%
138	Honeywell International, Inc.	8,251
49	Northrop Grumman Corp.	3,242
196	United Technologies Corp.	15,369

		26,862

	Air Freight & Logistics — 1.2%
234	United Parcel Service, Inc., Class B	16,726

	Airlines — 0.1%
159	Southwest Airlines Co.	1,398

	Building Products — 0.3%
246	Masco Corp.	3,710

	Commercial Services & Supplies — 1.0%
243	Tyco International Ltd., (Switzerland)	13,699

	Construction & Engineering — 0.5%
109	Fluor Corp.	6,137

	Electrical Equipment — 0.7%
190	Emerson Electric Co.	9,194

	Machinery — 0.8%
250	PACCAR, Inc.	9,993
20	SPX Corp.	1,275

		11,268

	Road & Rail — 4.1%
649	CSX Corp.	13,467
346	Norfolk Southern Corp.	22,014
173	Union Pacific Corp.	20,533

		56,014

	Trading Companies & Distributors — 0.4%
26	W.W. Grainger, Inc.	5,438

	Total Industrials	150,446

Information Technology — 20.2%
	Communications Equipment — 2.2%
869	Cisco Systems, Inc.	16,590
7	F5 Networks, Inc. (a)	681
197	QUALCOMM, Inc.	12,286

		29,557

	Computers & Peripherals — 5.9%
105	Apple, Inc.	69,936
151	Dell, Inc.	1,486
457	Hewlett-Packard Co.	7,796
36	NetApp, Inc. (a)	1,197

		80,415

	Electronic Equipment, Instruments & Components — 0.2%
153	Corning, Inc.	2,013

	Internet Software & Services — 2.8%
116	eBay, Inc. (a)	5,625
40	Google, Inc., Class A (a)	30,172
14	LinkedIn Corp., Class A (a)	1,698

		37,495

	IT Services — 1.9%
59	Cognizant Technology Solutions Corp., Class A (a)	4,104
62	International Business Machines Corp.	12,821
68	Visa, Inc., Class A	9,171

		26,096

	Semiconductors & Semiconductor Equipment — 2.0%
124	Broadcom Corp., Class A (a)	4,281
345	Intel Corp.	7,813
16	KLA-Tencor Corp.	778
148	Lam Research Corp. (a)	4,694
338	LSI Corp. (a)	2,333
126	Marvell Technology Group Ltd., (Bermuda)	1,157
102	Micron Technology, Inc. (a)	609
206	Texas Instruments, Inc.	5,661

		27,326

	Software — 5.2%
194	Adobe Systems, Inc. (a)	6,310
33	Citrix Systems, Inc. (a)	2,496
1,073	Microsoft Corp.	31,961
931	Oracle Corp.	29,306

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
261	Zynga, Inc., Class A (a)	741

		70,814

	Total Information Technology	273,716

Materials — 2.9%
	Chemicals — 2.1%
114	Air Products & Chemicals, Inc.	9,430
10	CF Industries Holdings, Inc.	2,156
124	Dow Chemical Co. (The)	3,585
201	E.I. du Pont de Nemours & Co.	10,094
38	Georgia Gulf Corp.	1,366
33	LyondellBasell Industries N.V., (Netherlands), Class A	1,689

		28,320

	Containers & Packaging — 0.2%
13	Ball Corp.	554
53	Crown Holdings, Inc. (a)	1,930

		2,484

	Metals & Mining — 0.5%
453	Alcoa, Inc.	4,010
38	Freeport-McMoRan Copper & Gold, Inc.	1,520
26	Walter Energy, Inc.	847

		6,377

	Paper & Forest Products — 0.1%
46	International Paper Co.	1,663

	Total Materials	38,844

Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.5%
465	AT&T, Inc. (m)	17,546
360	Verizon Communications, Inc.	16,410

	Total Telecommunication Services	33,956

Utilities — 3.5%
	Electric Utilities — 1.6%
51	American Electric Power Co., Inc.	2,241
178	NextEra Energy, Inc.	12,514
270	NV Energy, Inc.	4,854
34	OGE Energy Corp.	1,885

		21,494

	Gas Utilities — 0.3%
45	AGL Resources, Inc. (m)	1,849
63	UGI Corp.	1,991

		3,840

	Multi-Utilities — 1.6%
154	NiSource, Inc.	3,914
201	PG&E Corp.	8,559
156	Sempra Energy	10,080

		22,553

	Total Utilities	47,887

	Total Common Stocks (Cost $1,161,786)	1,344,823

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.9%
	U.S. Treasury Obligation — 0.2%
2,530	U.S. Treasury Bill, 0.178%, 05/30/13 (k) (m) (n)	2,528

SHARES
	Investment Company — 0.7%
9,245	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	9,245

	Total Short-Term Investments (Cost $11,772)	11,773

	Total Investments — 99.9% (Cost $1,173,558)	1,356,596
	Other Assets in Excess of Liabilities — 0.1%	1,680

	NET ASSETS — 100.0%	$1,358,276

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
71	E-mini S&P 500	12/21/12	$5,091	$(7)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,139
Aggregate gross unrealized depreciation	(10,101)

Net unrealized appreciation/depreciation	$183,038

Federal income tax cost of investments	$1,173,558

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,354,068	$2,528	$—	$1,356,596
Depreciation in Other Financial Instruments
Futures Contracts	$(7)	$—	$—	$(7)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 56.4%
Consumer Discretionary — 8.2%
		Auto Components — 0.5%
24		Allison Transmission Holdings, Inc.	475
4		BorgWarner, Inc. (a)	308
9		Bridgestone Corp., (Japan)	216
4		Continental AG, (Germany)	346
2		Dana Holding Corp.	18
1		Delphi Automotive plc, (United Kingdom) (a)	40
1		Hyundai Mobis, (South Korea)	164
61		Johnson Controls, Inc.	1,672
2		Lear Corp.	64
8		Spartan Motors, Inc.	41
1		TRW Automotive Holdings Corp. (a)	48

			3,392

		Automobiles — 1.0%
192		Astra International Tbk PT, (Indonesia)	148
188		Dongfeng Motor Group Co., Ltd., (China), Class H	218
28		Ford Motor Co.	277
68		General Motors Co. (a)	1,548
83		Great Wall Motor Co., Ltd., (China), Class H	216
9		Harley-Davidson, Inc.	398
37		Honda Motor Co., Ltd., (Japan)	1,150
2		Hyundai Motor Co., (South Korea)	562
5		Kia Motors Corp., (South Korea)	319
62		Nissan Motor Co., Ltd., (Japan)	526
13		Tata Motors Ltd., (India), ADR	324
9		Tesla Motors, Inc. (a)	275
18		Toyota Motor Corp., (Japan)	694
61		UMW Holdings Bhd, (Malaysia)	199

			6,854

		Distributors — 0.1%
7		Genuine Parts Co.	445
14		Imperial Holdings Ltd., (South Africa)	317

			762

		Diversified Consumer Services — 0.1%
2		Coinstar, Inc. (a)	103
1		DeVry, Inc.	21
10		H&R Block, Inc.	165
1		Mac-Gray Corp.	9
2		Regis Corp.	33

			331

		Hotels, Restaurants & Leisure — 1.1%
10		Accor S.A., (France)	341
5		Ameristar Casinos, Inc.	85
2		Bally Technologies, Inc. (a)	114
–	(h)	Biglari Holdings, Inc. (a)	146
1		Bloomin’ Brands, Inc. (a)	10
3		Brinker International, Inc.	116
12		Carnival Corp.	434
1		CEC Entertainment, Inc.	27
–	(h)	DineEquity, Inc. (a)	6
35		InterContinental Hotels Group plc, (United Kingdom)	926
2		Interval Leisure Group, Inc.	34
6		Kangwon Land, Inc., (South Korea)	135
10		Las Vegas Sands Corp.	447
9		Marriott International, Inc., Class A	352
5		McDonald’s Corp.	495
4		Multimedia Games Holding Co., Inc. (a)	65
2		Red Robin Gourmet Burgers, Inc. (a)	55
22		Royal Caribbean Cruises Ltd.	673
177		Sands China Ltd., (China)	656
1		Six Flags Entertainment Corp.	53
126		SJM Holdings Ltd., (Hong Kong)	272
10		Sodexo, (France)	722
2		Sonic Corp. (a)	18
11		Starbucks Corp.	554
7		Town Sports International Holdings, Inc. (a)	84
2		Wyndham Worldwide Corp.	121
8		Yum! Brands, Inc.	512

			7,453

		Household Durables — 0.3%
6		American Greetings Corp., Class A	96
34		Arcelik AS, (Turkey)	182
4		Blyth, Inc.	91
2		CSS Industries, Inc.	31
2		Jarden Corp.	121
5		Leggett & Platt, Inc.	118
7		Lennar Corp., Class A	241
3		Lifetime Brands, Inc.	30
27		MRV Engenharia e Participacoes S.A., (Brazil)	163
–	(h)	NACCO Industries, Inc., Class A	37
1		Newell Rubbermaid, Inc.	15
–	(h)	NVR, Inc. (a)	353

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Household Durables — Continued
21		PulteGroup, Inc. (a)	331
1		Ryland Group, Inc. (The)	20
342		Skyworth Digital Holdings Ltd., (Hong Kong)	162

			1,991

		Internet & Catalog Retail — 0.5%
9		Amazon.com, Inc. (a)	2,174
11		Expedia, Inc.	648
1		Kayak Software Corp. (a)	18
8		Overstock.com, Inc. (a)	88
5		PetMed Express, Inc.	47
1		priceline.com, Inc. (a)	322

			3,297

		Leisure Equipment & Products — 0.0% (g)
2		Arctic Cat, Inc. (a)	67
3		Brunswick Corp.	61
8		JAKKS Pacific, Inc.	112

			240

		Media — 1.8%
25		Belo Corp., Class A	198
31		CBS Corp. (Non-Voting), Class B	1,128
13		Clear Channel Outdoor Holdings, Inc., Class A (a)	77
36		Comcast Corp., Class A	1,280
18		DIRECTV (a)	935
5		DISH Network Corp., Class A	143
26		Entercom Communications Corp., Class A (a)	178
–	(h)	Fisher Communications, Inc. (a)	15
15		Gannett Co., Inc.	263
3		Journal Communications, Inc., Class A (a)	13
5		Nexstar Broadcasting Group, Inc., Class A (a)	51
2		Outdoor Channel Holdings, Inc.	12
26		Pearson plc, (United Kingdom)	514
4		Scholastic Corp.	121
9		Sinclair Broadcast Group, Inc., Class A	97
19		Time Warner Cable, Inc.	1,816
86		Time Warner, Inc.	3,894
5		Viacom, Inc., Class B	284
12		Walt Disney Co. (The)	608
–	(h)	Washington Post Co. (The), Class B	174
45		WPP plc, (Ireland)	609

			12,410

		Multiline Retail — 0.6%
2		Bon-Ton Stores, Inc. (The)	21
4		Dillard’s, Inc., Class A	304
18		Kohl’s Corp.	916
14		Macy’s, Inc.	530
66		Marks & Spencer Group plc, (United Kingdom)	379
3		PPR, (France)	464
23		Target Corp.	1,447

			4,061

		Specialty Retail — 1.3%
1		ANN, Inc. (a)	26
–	(h)	Ascena Retail Group, Inc. (a)	8
3		AutoZone, Inc. (a)	1,252
2		Bed Bath & Beyond, Inc. (a)	126
400		Belle International Holdings Ltd., (Hong Kong)	723
2		Brown Shoe Co., Inc.	38
9		Conn’s, Inc. (a)	199
3		Finish Line, Inc. (The), Class A	68
1		Five Below, Inc. (a)	27
3		Foot Locker, Inc.	117
–	(h)	Group 1 Automotive, Inc.	18
49		Home Depot, Inc. (The)	2,976
4		Inditex S.A., (Spain)	519
83		Kingfisher plc, (United Kingdom)	353
29		Lowe’s Cos., Inc.	887
3		Nitori Holdings Co., Ltd., (Japan)	251
7		PetSmart, Inc.	497
–	(h)	Rent-A-Center, Inc.	14
1		Tilly’s, Inc., Class A (a)	11
6		TJX Cos., Inc.	281
10		Williams-Sonoma, Inc.	435

			8,826

		Textiles, Apparel & Luxury Goods — 0.9%
30		Burberry Group plc, (United Kingdom)	493
15		Cie Financiere Richemont S.A., (Switzerland), Class A	873
12		Coach, Inc.	668
10		Fifth & Pacific Cos., Inc. (a)	124
7		Hanesbrands, Inc. (a)	210
5		Jones Group, Inc. (The)	70
2		Lululemon Athletica, Inc., (Canada) (a)	185
4		LVMH Moet Hennessy Louis Vuitton S.A., (France)	616
12		Michael Kors Holdings Ltd., (Hong Kong) (a)	622

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Textiles, Apparel & Luxury Goods — Continued
166		Pou Chen Corp., (Taiwan)	169
1		PVH Corp.	56
9		V.F. Corp.	1,492
7		Wolverine World Wide, Inc.	327

			5,905

		Total Consumer Discretionary	55,522

Consumer Staples — 4.4%
		Beverages — 1.0%
9		Anheuser-Busch InBev N.V., (Belgium)	805
3		Carlsberg A/S, (Denmark), Class B	231
54		Coca-Cola Co. (The)	2,050
2		Coca-Cola Enterprises, Inc.	71
4		Constellation Brands, Inc., Class A (a)	141
3		Diageo plc, (United Kingdom), ADR	338
8		Dr. Pepper Snapple Group, Inc.	371
20		PepsiCo, Inc.	1,422
4		Pernod-Ricard S.A., (France)	487
14		SABMiller plc, (United Kingdom)	635

			6,551

		Food & Staples Retailing — 0.3%
–	(h)	Arden Group, Inc., Class A	29
10		CVS Caremark Corp.	503
8		Kroger Co. (The)	198
85		Rite Aid Corp. (a)	99
17		SUPERVALU, Inc.	42
110		Tesco plc, (United Kingdom)	590
20		Walgreen Co.	739
3		Wal-Mart Stores, Inc.	188

			2,388

		Food Products — 1.5%
26		Archer-Daniels-Midland Co.	716
26		AVI Ltd., (South Africa)	185
2		B&G Foods, Inc.	51
4		Campbell Soup Co.	137
280		Chaoda Modern Agriculture Holdings Ltd., (Hong Kong) (a) (f) (i)	—
255		Charoen Pokphand Foods PCL, (Thailand)	277
7		ConAgra Foods, Inc.	188
24		Dean Foods Co. (a)	386
20		General Mills, Inc.	791
6		Kernel Holding S.A., (Ukraine) (a)	114
16		Kraft Foods Group, Inc. (a)	695
37		Kraft Foods, Inc., Class A	1,540
4		M. Dias Branco S.A., (Brazil)	134
4		Mead Johnson Nutrition Co.	315
32		Nestle S.A., (Switzerland)	2,029
8		Smart Balance, Inc. (a)	98
6		Smithfield Foods, Inc. (a)	109
99		Thai Union Frozen Products PCL, (Thailand)	234
9		Tiger Brands Ltd., (South Africa)	283
1		Tyson Foods, Inc., Class A	22
52		Unilever N.V., (Netherlands), CVA	1,854

			10,158

		Household Products — 0.5%
3		Clorox Co. (The)	182
4		Colgate-Palmolive Co.	445
2		Energizer Holdings, Inc.	157
4		Kimberly-Clark Corp.	313
30		Procter & Gamble Co. (The)	2,109

			3,206

		Personal Products — 0.1%
33		Hengan International Group Co., Ltd., (China)	306
4		Herbalife Ltd., (Cayman Islands)	194
3		Nu Skin Enterprises, Inc., Class A	97
3		Prestige Brands Holdings, Inc. (a)	53
1		USANA Health Sciences, Inc. (a)	51

			701

		Tobacco — 1.0%
5		Altria Group, Inc.	170
34		British American Tobacco plc, (United Kingdom)	1,768
17		Imperial Tobacco Group plc, (United Kingdom)	633
48		Japan Tobacco, Inc., (Japan)	1,443
2		KT&G Corp., (South Korea)	183
26		Philip Morris International, Inc.	2,345
4		Universal Corp.	209

			6,751

		Total Consumer Staples	29,755

Energy — 6.1%
		Energy Equipment & Services — 0.9%
6		Baker Hughes, Inc.	259
15		Cal Dive International, Inc. (a)	23
13		Cameron International Corp. (a)	713
1		Dresser-Rand Group, Inc. (a)	55
5		Dril-Quip, Inc. (a)	344

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Energy Equipment & Services — Continued
11		Ensco plc, (United Kingdom), Class A	621
4		Forum Energy Technologies, Inc. (a)	85
15		Halliburton Co.	493
7		Helix Energy Solutions Group, Inc. (a)	132
2		ION Geophysical Corp. (a)	11
9		National Oilwell Varco, Inc.	704
–	(h)	Parker Drilling Co. (a)	1
13		Petrofac Ltd., (United Kingdom)	349
23		Schlumberger Ltd.	1,687
1		Superior Energy Services, Inc. (a)	27
4		Technip S.A., (France)	473

			5,977

		Oil, Gas & Consumable Fuels — 5.2%
10		Anadarko Petroleum Corp.	719
4		Apache Corp.	304
99		BG Group plc, (United Kingdom)	1,996
21		Cairn India Ltd., (India) (a)	129
2		Chesapeake Energy Corp.	38
18		Chevron Corp.	2,052
165		China Shenhua Energy Co., Ltd., (China), Class H	638
–	(h)	Clayton Williams Energy, Inc. (a)	16
4		Cloud Peak Energy, Inc. (a)	72
649		CNOOC Ltd., (China)	1,318
7		Concho Resources, Inc. (a)	639
4		ConocoPhillips	246
–	(h)	Contango Oil & Gas Co. (a)	15
5		Delek U.S. Holdings, Inc.	122
6		Denbury Resources, Inc. (a)	104
18		Devon Energy Corp.	1,095
26		Dragon Oil plc, (United Arab Emirates)	255
12		Energen Corp.	650
15		EOG Resources, Inc.	1,682
7		EPL Oil & Gas, Inc. (a)	140
12		Exxaro Resources Ltd., (South Africa)	238
54		Exxon Mobil Corp.	4,936
–	(h)	Isramco, Inc. (a)	12
55		JX Holdings, Inc., (Japan)	300
10		KazMunaiGas Exploration Production JSC, (Kazakhstan), Reg. S, GDR	176
25		Kinder Morgan, Inc.	880
9		Laredo Petroleum Holdings, Inc. (a)	193
8		Lukoil OAO, (Russia), ADR	488
5		Marathon Oil Corp.	136
5		Marathon Petroleum Corp.	294
1		Murphy Oil Corp.	32
11		NuStar GP Holdings LLC	360
36		Occidental Petroleum Corp.	3,069
44		Oil & Natural Gas Corp., Ltd., (India)	232
10		Peabody Energy Corp.	231
344		PetroChina Co., Ltd., (China), Class H	445
12		Petroleo Brasileiro S.A., (Brazil), ADR	273
4		Petroquest Energy, Inc. (a)	26
15		Phillips 66	702
6		Pioneer Natural Resources Co.	672
35		PTT PCL, (Thailand)	378
9		QEP Resources, Inc.	272
5		Range Resources Corp.	367
–	(h)	Renewable Energy Group, Inc. (a)	3
85		Royal Dutch Shell plc, (Netherlands), Class A	2,947
7		Sasol Ltd., (South Africa)	292
2		SK Innovation Co., Ltd., (South Korea)	251
12		Southwestern Energy Co. (a)	434
2		Spectra Energy Corp.	59
2		Stone Energy Corp. (a)	55
1		Swift Energy Co. (a)	25
8		Tatneft OAO, (Russia), ADR	336
13		Teekay Corp., (Bermuda)	409
2		Tesoro Corp.	63
20		Total S.A., (France)	977
45		Tullow Oil plc, (United Kingdom)	995
8		VAALCO Energy, Inc. (a)	66
21		Valero Energy Corp.	667
7		W&T Offshore, Inc.	139
5		Western Refining, Inc.	128
–	(h)	Westmoreland Coal Co. (a)	2
14		Williams Cos., Inc. (The)	479

			35,269

		Total Energy	41,246

Financials — 10.2%
		Capital Markets — 1.2%
1		Affiliated Managers Group, Inc. (a)	123
10		American Capital Ltd. (a)	109
29		Ameriprise Financial, Inc.	1,623
4		Bank of New York Mellon Corp. (The)	83

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Capital Markets — Continued
32		Charles Schwab Corp. (The)	412
16		Credit Suisse Group AG, (Switzerland) (a)	343
1		Federated Investors, Inc., Class B	25
–	(h)	Franklin Resources, Inc.	38
15		Goldman Sachs Group, Inc. (The)	1,747
51		ICAP plc, (United Kingdom)	266
50		Invesco Ltd.	1,239
7		Investment Technology Group, Inc. (a)	63
–	(h)	Janus Capital Group, Inc.	2
1		KBW, Inc.	23
16		Legg Mason, Inc.	385
20		Morgan Stanley	332
3		Northern Trust Corp.	125
13		State Street Corp.	548
7		T. Rowe Price Group, Inc.	411
21		TD Ameritrade Holding Corp.	319

			8,216

		Commercial Banks — 3.6%
1		1st Source Corp.	22
27		Australia & New Zealand Banking Group Ltd., (Australia)	698
2		BancFirst Corp.	95
32		Banco Bilbao Vizcaya Argentaria S.A., (Spain)	255
5		BancorpSouth, Inc.	71
1		Banner Corp.	27
136		Barclays plc, (United Kingdom)	474
2		BBCN Bancorp, Inc. (a)	20
7		BNP Paribas S.A., (France)	346
2		Cathay General Bancorp	31
1		Chemical Financial Corp.	17
1,074		China Construction Bank Corp., (China), Class H	741
107		China Merchants Bank Co., Ltd., (China), Class H	179
317		China Minsheng Banking Corp., Ltd., (China), Class H	249
3		CIT Group, Inc. (a)	99
–	(h)	Citizens & Northern Corp.	6
2		City Holding Co.	79
5		City National Corp.	237
2		CoBiz Financial, Inc.	10
7		Comerica, Inc.	226
2		Cullen/Frost Bankers, Inc.	115
8		CVB Financial Corp.	99
15		DGB Financial Group, Inc., (South Korea)	196
14		Fifth Third Bancorp	212
2		Financial Institutions, Inc.	37
13		First Commonwealth Financial Corp.	94
1		First Financial Bancorp	24
1		First Interstate Bancsystem, Inc.	13
1		First Merchants Corp.	7
3		FNB Corp.	35
12		HDFC Bank Ltd., (India), ADR	464
1		Heartland Financial USA, Inc.	27
267		HSBC Holdings plc, (United Kingdom)	2,482
6		Huntington Bancshares, Inc.	40
1,586		Industrial & Commercial Bank of China Ltd., (China), Class H	931
33		Kasikornbank PCL, (Thailand), NVDR	193
10		M&T Bank Corp.	976
1		MainSource Financial Group, Inc.	15
1		MetroCorp Bancshares, Inc. (a)	8
148		Mitsubishi UFJ Financial Group, Inc., (Japan)	692
6		National Bank Holdings Corp., Class A (a)	121
1		OmniAmerican Bancorp, Inc. (a)	14
5		Oriental Financial Group, Inc.	57
7		OTP Bank plc, (Hungary)	122
1		PacWest Bancorp	33
4		PNC Financial Services Group, Inc.	243
37		Sberbank of Russia, (Russia), ADR	427
1		Sierra Bancorp	13
1		Simmons First National Corp., Class A	32
9		Societe Generale S.A., (France) (a)	249
5		Southwest Bancorp, Inc. (a)	55
64		Standard Chartered plc, (United Kingdom)	1,450
1		StellarOne Corp.	7
3		Suffolk Bancorp (a)	41
20		Sumitomo Mitsui Financial Group, Inc., (Japan)	610
25		SunTrust Banks, Inc.	695
3		Susquehanna Bancshares, Inc.	30
1		SVB Financial Group (a)	30
29		Swedbank AB, (Sweden), Class A	537
5		TCF Financial Corp.	57
86		Turkiye Garanti Bankasi AS, (Turkey)	359
19		Turkiye Halk Bankasi AS, (Turkey)	147

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Commercial Banks — Continued
83		Turkiye Is Bankasi, (Turkey), Class C	262
35		U.S. Bancorp	1,201
1		UMB Financial Corp.	29
186		Wells Fargo & Co.	6,422
1		West Bancorp, Inc.	17
1		Westamerica Bancorp	28
3		Wilshire Bancorp, Inc. (a)	20
26		Woori Finance Holdings Co., Ltd., (South Korea)	257

			24,107

		Consumer Finance — 0.4%
18		American Express Co.	1,008
20		Capital One Financial Corp.	1,154
120		Compartamos S.A.B. de C.V., (Mexico)	140
5		DFC Global Corp. (a)	85
11		Discover Financial Services	433
2		World Acceptance Corp. (a)	135

			2,955

		Diversified Financial Services — 1.2%
37		African Bank Investments Ltd., (South Africa)	147
265		Bank of America Corp.	2,337
62		Citigroup, Inc.	2,040
34		CME Group, Inc.	1,933
10		Deutsche Boerse AG, (Germany)	534
58		ING Groep N.V., (Netherlands), CVA (a)	459
2		IntercontinentalExchange, Inc. (a)	280
2		Marlin Business Services Corp.	49
11		Moody’s Corp.	502
4		PHH Corp. (a)	71

			8,352

		Insurance — 2.5%
26		ACE Ltd., (Switzerland)	1,932
2		Alleghany Corp. (a)	532
9		Allianz SE, (Germany)	1,080
3		Allied World Assurance Co. Holdings AG, (Switzerland)	216
2		Allstate Corp. (The)	75
6		American Equity Investment Life Holding Co.	71
26		American International Group, Inc. (a)	849
8		Amtrust Financial Services, Inc.	214
1		Aspen Insurance Holdings Ltd., (Bermuda)	15
1		Assurant, Inc.	45
29		AXA S.A., (France)	436
6		Axis Capital Holdings Ltd., (Bermuda)	217
–	(h)	Berkshire Hathaway, Inc., Class A (a)	664
9		CNO Financial Group, Inc.	83
–	(h)	Dai-ichi Life Insurance Co., Ltd. (The), (Japan)	312
6		Endurance Specialty Holdings Ltd., (Bermuda)	243
2		Everest Re Group Ltd., (Bermuda)	171
26		Hartford Financial Services Group, Inc.	497
5		Lincoln National Corp.	111
26		Loews Corp.	1,056
2		Meadowbrook Insurance Group, Inc.	12
58		MetLife, Inc.	2,009
1		Navigators Group, Inc. (The) (a)	44
66		Old Mutual plc, (United Kingdom)	181
25		Old Republic International Corp.	229
9		OneBeacon Insurance Group Ltd., Class A	120
86		Ping An Insurance Group Co. of China Ltd., (China), Class H	644
2		Platinum Underwriters Holdings Ltd., (Bermuda)	84
1		ProAssurance Corp.	81
4		Protective Life Corp.	97
16		Prudential Financial, Inc.	847
106		Prudential plc, (United Kingdom)	1,370
10		Swiss Re AG, (Switzerland) (a)	664
8		Travelers Cos., Inc. (The)	539
18		Unum Group	350
–	(h)	Validus Holdings Ltd., (Bermuda)	14
4		W.R. Berkley Corp.	158
3		Zurich Insurance Group AG, (Switzerland) (a)	673

			16,935

		Real Estate Investment Trusts (REITs) — 0.8%
8		Agree Realty Corp.	198
1		Alexandria Real Estate Equities, Inc.	104
1		American Tower Corp.	89
9		Anworth Mortgage Asset Corp.	59
2		Apartment Investment & Management Co., Class A	63
1		Ashford Hospitality Trust, Inc.	7
–	(h)	Associated Estates Realty Corp.	6
3		BioMed Realty Trust, Inc.	58
10		Capstead Mortgage Corp.	132
12		CBL & Associates Properties, Inc.	265
7		Coresite Realty Corp.	183
24		Cousins Properties, Inc.	188

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Real Estate Investment Trusts (REITs) — Continued
15		CreXus Investment Corp.	167
3		CYS Investments, Inc.	42
5		DCT Industrial Trust, Inc.	30
3		DiamondRock Hospitality Co.	24
2		Digital Realty Trust, Inc.	105
1		EastGroup Properties, Inc.	53
1		Equity Lifestyle Properties, Inc.	68
18		Excel Trust, Inc.	202
4		Extra Space Storage, Inc.	123
1		First Industrial Realty Trust, Inc. (a)	11
77		Goodman Group, (Australia)	316
1		HCP, Inc.	62
–	(h)	Health Care REIT, Inc.	23
3		Highwoods Properties, Inc.	83
1		Home Properties, Inc.	67
5		Hospitality Properties Trust	128
7		Host Hotels & Resorts, Inc.	109
4		LaSalle Hotel Properties	93
3		Lexington Realty Trust	31
2		Liberty Property Trust	70
4		LTC Properties, Inc.	118
1		MFA Financial, Inc.	9
1		Mission West Properties, Inc.	11
1		National Retail Properties, Inc.	24
2		Pennsylvania Real Estate Investment Trust	38
2		Plum Creek Timber Co., Inc.	66
1		Post Properties, Inc.	58
4		Potlatch Corp.	131
13		Prologis, Inc.	455
–	(h)	PS Business Parks, Inc.	20
6		RAIT Financial Trust	29
4		Ramco-Gershenson Properties Trust	53
5		Rayonier, Inc.	265
1		Saul Centers, Inc.	58
1		Taubman Centers, Inc.	46
2		Ventas, Inc.	112
39		Westfield Group, (Australia)	413
3		Weyerhaeuser Co.	86

			5,151

		Real Estate Management & Development — 0.4%
6		Brookfield Asset Management, Inc., (Canada), Class A	207
46		Cheung Kong Holdings Ltd., (Hong Kong)	672
274		China Overseas Land & Investment Ltd., (Hong Kong)	691
98		Guangzhou R&F Properties Co., Ltd., (China), Class H	112
131		Hang Lung Properties Ltd., (Hong Kong)	446
1		Howard Hughes Corp. (The) (a)	84
27		Mitsubishi Estate Co., Ltd., (Japan)	516

			2,728

		Thrifts & Mortgage Finance — 0.1%
2		Astoria Financial Corp.	15
–	(h)	BankFinancial Corp.	4
1		Beneficial Mutual Bancorp, Inc. (a)	13
10		Capitol Federal Financial, Inc.	116
16		EverBank Financial Corp.	224
2		OceanFirst Financial Corp.	22
5		Ocwen Financial Corp. (a)	123
27		People’s United Financial, Inc.	328

			845

		Total Financials	69,289

Health Care — 6.3%
		Biotechnology — 1.1%
9		Achillion Pharmaceuticals, Inc. (a)	94
3		Acorda Therapeutics, Inc. (a)	69
10		Aegerion Pharmaceuticals, Inc. (a)	153
4		Alexion Pharmaceuticals, Inc. (a)	421
6		Amgen, Inc.	510
6		Ariad Pharmaceuticals, Inc. (a)	143
3		ArQule, Inc. (a)	17
2		AVEO Pharmaceuticals, Inc. (a)	24
4		BioCryst Pharmaceuticals, Inc. (a)	18
17		Biogen Idec, Inc. (a)	2,592
12		Celgene Corp. (a)	910
7		Gilead Sciences, Inc. (a)	471
3		OncoGenex Pharmaceutical, Inc. (a)	40
6		Onyx Pharmaceuticals, Inc. (a)	466
24		Orexigen Therapeutics, Inc. (a)	136
2		Regeneron Pharmaceuticals, Inc. (a)	260
24		Threshold Pharmaceuticals, Inc. (a)	176
17		Vertex Pharmaceuticals, Inc. (a)	924

			7,424

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Health Care Equipment & Supplies — 0.5%
5		Accuray, Inc. (a)	34
1		AngioDynamics, Inc. (a)	10
3		Baxter International, Inc.	194
24		CareFusion Corp. (a)	672
4		CONMED Corp.	120
31		Covidien plc, (Ireland)	1,868
6		Greatbatch, Inc. (a)	156
6		Hologic, Inc. (a)	115
5		Invacare Corp.	66
1		Orthofix International N.V., (Netherlands) (a)	45
15		RTI Biologics, Inc. (a)	61
5		SurModics, Inc. (a)	97

			3,438

		Health Care Providers & Services — 1.0%
3		Amedisys, Inc. (a)	44
17		AmerisourceBergen Corp.	660
13		Cardinal Health, Inc.	501
2		Community Health Systems, Inc. (a)	50
9		Cross Country Healthcare, Inc. (a)	43
5		Fresenius Medical Care AG & Co. KGaA, (Germany)	375
6		Gentiva Health Services, Inc. (a)	63
8		HCA Holdings, Inc.	250
22		Humana, Inc.	1,512
1		Magellan Health Services, Inc. (a)	31
5		McKesson Corp.	456
1		Molina Healthcare, Inc. (a)	25
8		National Healthcare Corp.	372
9		Skilled Healthcare Group, Inc., Class A (a)	56
15		Sun Healthcare Group, Inc. (a)	124
2		Sunrise Senior Living, Inc. (a)	23
48		UnitedHealth Group, Inc.	2,642

			7,227

		Health Care Technology — 0.0% (g)
7		MedAssets, Inc. (a)	130

		Life Sciences Tools & Services — 0.1%
11		Agilent Technologies, Inc.	438
5		Cambrex Corp. (a)	59
–	(h)	Mettler-Toledo International, Inc. (a)	34
9		Pacific Biosciences of California, Inc. (a)	16

			547

		Pharmaceuticals — 3.6%
20		Abbott Laboratories	1,340
8		Allergan, Inc.	775
21		Bayer AG, (Germany)	1,816
9		Bristol-Myers Squibb Co.	290
2		Cornerstone Therapeutics, Inc. (a)	10
2		Endo Health Solutions, Inc. (a)	67
80		GlaxoSmithKline plc, (United Kingdom)	1,852
31		Johnson & Johnson	2,134
3		MAP Pharmaceuticals, Inc. (a)	43
109		Merck & Co., Inc.	4,899
5		Mylan, Inc. (a)	127
6		Nektar Therapeutics (a)	60
13		Novartis AG, (Switzerland)	819
2		Novo Nordisk A/S, (Denmark), ADR	331
5		Novo Nordisk A/S, (Denmark), Class B	772
–	(h)	Perrigo Co.	18
165		Pfizer, Inc.	4,099
4		Questcor Pharmaceuticals, Inc. (a)	70
7		Roche Holding AG, (Switzerland)	1,294
10		Sanofi, (France)	881
17		Shire plc, (Ireland)	507
17		Teva Pharmaceutical Industries Ltd., (Israel), ADR	706
10		Valeant Pharmaceuticals International, Inc., (Canada) (a)	527
8		ViroPharma, Inc. (a)	230
8		Warner Chilcott plc, (Ireland), Class A	104
6		Watson Pharmaceuticals, Inc. (a)	530

			24,301

		Total Health Care	43,067

Industrials — 5.9%
		Aerospace & Defense — 0.9%
3		Cubic Corp.	125
10		European Aeronautic Defence and Space Co., N.V., (Netherlands)	330
10		GenCorp, Inc. (a)	93
6		General Dynamics Corp.	377
36		Honeywell International, Inc.	2,151
3		Huntington Ingalls Industries, Inc. (a)	109
44		Meggitt plc, (United Kingdom)	283
2		Northrop Grumman Corp.	100
6		Taser International, Inc. (a)	38
4		TransDigm Group, Inc. (a)	497

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Aerospace & Defense — Continued
31		United Technologies Corp.	2,449

			6,552

		Air Freight & Logistics — 0.1%
1		Park-Ohio Holdings Corp. (a)	11
7		United Parcel Service, Inc., Class B	512
16		Yamato Holdings Co., Ltd., (Japan)	247

			770

		Airlines — 0.2%
4		Alaska Air Group, Inc. (a)	154
2		Copa Holdings S.A., (Panama), Class A	182
5		Hawaiian Holdings, Inc. (a)	30
10		Japan Airlines Co., Ltd., (Japan) (a)	449
11		Republic Airways Holdings, Inc. (a)	50
5		Southwest Airlines Co.	43
72		Turk Hava Yollari, (Turkey) (a)	151
1		U.S. Airways Group, Inc. (a)	9
4		United Continental Holdings, Inc. (a)	78

			1,146

		Building Products — 0.2%
11		Daikin Industries Ltd., (Japan)	279
12		Fortune Brands Home & Security, Inc. (a)	335
7		Gibraltar Industries, Inc. (a)	86
30		Masco Corp.	459
1		Trex Co., Inc. (a)	20

			1,179

		Commercial Services & Supplies — 0.4%
7		ACCO Brands Corp. (a) (m)	44
20		American Reprographics Co. (a)	86
2		Deluxe Corp.	73
12		EnergySolutions, Inc. (a)	32
1		G&K Services, Inc., Class A	31
3		Intersections, Inc.	34
7		Knoll, Inc.	91
2		Performant Financial Corp. (a)	16
1		Portfolio Recovery Associates, Inc. (a)	52
4		Quad/Graphics, Inc.	66
9		R.R. Donnelley & Sons Co.	93
1		Standard Parking Corp. (a)	14
1		Steelcase, Inc., Class A	9
35		Tyco International Ltd., (Switzerland)	1,949

			2,590

		Construction & Engineering — 0.2%
3		Argan, Inc.	51
2		Chicago Bridge & Iron Co. N.V., (Netherlands)	91
5		EMCOR Group, Inc.	137
18		Fluor Corp.	1,012

			1,291

		Electrical Equipment — 0.7%
25		ABB Ltd., (Switzerland) (a)	474
1		Acuity Brands, Inc.	88
8		Cooper Industries plc	620
38		Emerson Electric Co.	1,834
75		Mitsubishi Electric Corp., (Japan)	553
5		Nidec Corp., (Japan)	358
17		Schneider Electric S.A., (France)	1,006

			4,933

		Industrial Conglomerates — 0.5%
23		Carlisle Cos., Inc.	1,199
60		Hutchison Whampoa Ltd., (Hong Kong)	579
5		Jardine Matheson Holdings Ltd., (Hong Kong)	295
10		Siemens AG, (Germany)	1,034
2		Standex International Corp.	71
88		Turkiye Sise ve Cam Fabrikalari AS, (Turkey)	122

			3,300

		Machinery — 0.9%
–	(h)	Ampco-Pittsburgh Corp.	6
20		Atlas Copco AB, (Sweden), Class A	474
–	(h)	Cascade Corp.	16
4		Douglas Dynamics, Inc.	61
3		FANUC Corp., (Japan)	418
4		FreightCar America, Inc.	77
2		Hurco Cos., Inc. (a)	41
5		Illinois Tool Works, Inc.	274
6		Ingersoll-Rand plc, (Ireland)	282
–	(h)	Kadant, Inc. (a)	9
21		Komatsu Ltd., (Japan)	402
53		Kubota Corp., (Japan)	535
7		Makita Corp., (Japan)	255
2		Mueller Industries, Inc.	100
2		Nordson Corp.	135
28		PACCAR, Inc.	1,108
11		Pall Corp.	695
2		Parker Hannifin Corp.	192
–	(h)	Proto Labs, Inc. (a)	10

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Machinery — Continued
7		Samsung Heavy Industries Co., Ltd., (South Korea)	244
4		Sauer-Danfoss, Inc.	161
3		SMC Corp., (Japan)	483
6		SPX Corp.	363
1		Stanley Black & Decker, Inc.	69
2		Trimas Corp. (a)	51

			6,461

		Professional Services — 0.3%
5		Barrett Business Services, Inc.	128
1		Dun & Bradstreet Corp. (The)	111
8		Equifax, Inc.	368
37		Experian plc, (Ireland)	620
13		Nielsen Holdings N.V. (a)	375
–	(h)	SGS S.A., (Switzerland)	247

			1,849

		Road & Rail — 0.9%
2		Arkansas Best Corp.	12
4		Canadian Pacific Railway Ltd., (Canada)	332
1		Celadon Group, Inc.	10
1		Con-way, Inc.	27
96		CSX Corp.	1,982
10		East Japan Railway Co., (Japan)	635
7		Globaltrans Investment plc, (Cyprus), GDR	146
2		Heartland Express, Inc.	29
11		J.B. Hunt Transport Services, Inc.	570
14		Norfolk Southern Corp.	894
12		Old Dominion Freight Line, Inc. (a)	351
4		RailAmerica, Inc. (a)	96
5		Saia, Inc. (a)	105
8		Union Pacific Corp.	945

			6,134

		Trading Companies & Distributors — 0.6%
19		Air Lease Corp. (a)	390
2		Aircastle Ltd.	25
2		Applied Industrial Technologies, Inc.	66
62		Marubeni Corp., (Japan)	394
25		Mitsubishi Corp., (Japan)	449
28		Mitsui & Co., Ltd., (Japan)	392
–	(h)	MRC Global, Inc. (a)	7
6		MSC Industrial Direct Co., Inc., Class A	428
13		Rush Enterprises, Inc., Class A (a)	249
32		Sumitomo Corp., (Japan)	436
4		W.W. Grainger, Inc.	817
5		Watsco, Inc.	383

			4,036

		Transportation Infrastructure — 0.0% (g)
14		Obrascon Huarte Lain Brasil S.A., (Brazil)	125
3		Wesco Aircraft Holdings, Inc. (a)	42

			167

		Total Industrials	40,408

Information Technology — 9.3%
		Communications Equipment — 0.9%
12		Arris Group, Inc. (a)	158
4		Aviat Networks, Inc. (a)	9
2		Black Box Corp.	54
21		Brocade Communications Systems, Inc. (a)	124
123		Cisco Systems, Inc.	2,356
2		Comtech Telecommunications Corp.	44
5		F5 Networks, Inc. (a)	542
3		InterDigital, Inc.	101
16		Juniper Networks, Inc. (a)	277
3		Oplink Communications, Inc. (a)	46
2		Palo Alto Networks, Inc. (a)	123
1		Plantronics, Inc.	32
33		QUALCOMM, Inc.	2,075
52		Telefonaktiebolaget LM Ericsson, (Sweden), Class B	477

			6,418

		Computers & Peripherals — 2.4%
19		Apple, Inc.	12,923
5		Dell, Inc.	45
3		Diebold, Inc.	91
1		Electronics for Imaging, Inc. (a)	23
31		EMC Corp. (a)	842
108		Fujitsu Ltd., (Japan)	406
1		Fusion-io, Inc. (a)	30
40		Hewlett-Packard Co.	686
3		Imation Corp. (a)	18
370		Lenovo Group Ltd., (China)	305
116		Lite-On Technology Corp., (Taiwan)	149
4		NetApp, Inc. (a)	131
2		SanDisk Corp. (a)	74
2		Western Digital Corp.	81

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Computers & Peripherals — Continued
189		Wistron Corp., (Taiwan)	226

			16,030

		Electronic Equipment, Instruments & Components — 0.4%
1		Agilysys, Inc. (a)	9
1		Audience, Inc. (a)	7
4		Checkpoint Systems, Inc. (a)	32
2		Coherent, Inc. (a)	96
5		Corning, Inc.	62
69		Digital China Holdings Ltd., (Hong Kong)	110
108		Hitachi Ltd., (Japan)	600
19		Hon Hai Precision Industry Co., Ltd., (Taiwan)	59
172		Hon Hai Precision Industry Co., Ltd., (Taiwan), Reg. S, GDR	1,082
3		Itron, Inc. (a)	108
6		Murata Manufacturing Co., Ltd., (Japan)	298
8		Omron Corp., (Japan)	161
1		Richardson Electronics Ltd.	7
13		TPK Holding Co., Ltd., (Taiwan)	170
8		Vishay Intertechnology, Inc. (a)	74

			2,875

		Internet Software & Services — 1.0%
4		Ancestry.com, Inc. (a)	108
4		AOL, Inc. (a)	127
1		Bazaarvoice, Inc. (a)	14
1		Demand Media, Inc. (a)	5
9		Digital River, Inc. (a)	153
4		eBay, Inc. (a)	172
1		ExactTarget, Inc. (a)	12
5		Google, Inc., Class A (a)	4,037
2		IAC/InterActiveCorp.	125
11		IntraLinks Holdings, Inc. (a)	72
3		LinkedIn Corp., Class A (a)	396
2		Move, Inc. (a)	13
4		NetEase, Inc., (China), ADR (a)	227
10		OpenTable, Inc. (a)	403
3		QuinStreet, Inc. (a)	29
5		Rackspace Hosting, Inc. (a)	352
–	(h)	Trulia, Inc. (a)	9
1		Yahoo! Japan Corp., (Japan)	208

			6,462

		IT Services — 0.7%
1		Alliance Data Systems Corp. (a)	92
2		CACI International, Inc., Class A (a)	114
7		Cognizant Technology Solutions Corp., Class A (a)	483
5		CSG Systems International, Inc. (a)	106
1		Heartland Payment Systems, Inc.	44
8		Infosys Ltd., (India), ADR	403
5		International Business Machines Corp.	995
4		Lender Processing Services, Inc.	114
3		MasterCard, Inc., Class A	1,137
15		ServiceSource International, Inc. (a)	158
–	(h)	TNS, Inc. (a)	5
1		Unisys Corp. (a)	21
1		Vantiv, Inc., Class A (a)	26
1		VeriFone Systems, Inc. (a)	32
10		Visa, Inc., Class A	1,276

			5,006

		Office Electronics — 0.1%
30		Canon, Inc., (Japan)	972

		Semiconductors & Semiconductor Equipment — 1.9%
26		Altera Corp.	876
8		Analog Devices, Inc.	313
17		ASML Holding N.V., (Netherlands)	933
1		ATMI, Inc. (a)	17
18		Avago Technologies Ltd., (Singapore)	639
42		Broadcom Corp., Class A (a)	1,436
2		Brooks Automation, Inc.	12
–	(h)	Cirrus Logic, Inc. (a)	17
1		Cymer, Inc. (a)	56
1		DSP Group, Inc. (a)	5
1		First Solar, Inc. (a)	31
18		Freescale Semiconductor Ltd. (a)	167
6		GT Advanced Technologies, Inc. (a)	33
2		Integrated Device Technology, Inc. (a)	10
21		Intel Corp.	466
3		Intermolecular, Inc. (a)	18
2		KLA-Tencor Corp.	86
37		Lam Research Corp. (a)	1,161
3		Lattice Semiconductor Corp. (a)	11
26		LSI Corp. (a)	180
15		LTX-Credence Corp. (a)	86
–	(h)	M/A-COM Technology Solutions Holdings, Inc. (a)	5

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Semiconductors & Semiconductor Equipment — Continued
30		Marvell Technology Group Ltd., (Bermuda)	275
4		Maxim Integrated Products, Inc.	93
7		Micrel, Inc.	77
12		Microchip Technology, Inc.	393
3		Micron Technology, Inc. (a)	19
3		Peregrine Semiconductor Corp. (a)	58
2		Photronics, Inc. (a)	11
41		Radiant Opto-Electronics Corp., (Taiwan)	178
65		Realtek Semiconductor Corp., (Taiwan)	128
5		RF Micro Devices, Inc. (a)	20
2		Rudolph Technologies, Inc. (a)	21
2		Samsung Electronics Co., Ltd., (South Korea)	2,937
1		Semtech Corp. (a)	28
6		SK Hynix, Inc., (South Korea) (a)	125
2		STR Holdings, Inc. (a)	7
78		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,242
21		Texas Instruments, Inc.	587

			12,757

		Software — 1.9%
12		Adobe Systems, Inc. (a)	376
5		Aspen Technology, Inc. (a)	124
–	(h)	BMC Software, Inc. (a)	17
8		Citrix Systems, Inc. (a)	617
2		Eloqua, Inc. (a)	36
2		Envivio, Inc. (a)	5
5		FactSet Research Systems, Inc.	445
1		Fair Isaac Corp.	44
1		Infoblox, Inc. (a)	33
1		JDA Software Group, Inc. (a)	31
4		Manhattan Associates, Inc. (a)	252
159		Microsoft Corp.	4,722
4		Monotype Imaging Holdings, Inc.	55
18		Nuance Communications, Inc. (a)	449
82		Oracle Corp.	2,592
–	(h)	Proofpoint, Inc. (a)	4
9		Red Hat, Inc. (a)	504
3		Salesforce.com, Inc. (a)	441
11		SAP AG, (Germany)	790
5		SolarWinds, Inc. (a)	284
8		Splunk, Inc. (a)	279
6		Symantec Corp. (a)	101
4		TeleNav, Inc. (a)	23
13		TIBCO Software, Inc. (a)	381
4		Websense, Inc. (a)	56
29		Zynga, Inc., Class A (a)	82

			12,743

		Total Information Technology	63,263

Materials — 2.9%
		Chemicals — 1.3%
17		Air Products & Chemicals, Inc.	1,429
5		Akzo Nobel N.V., (Netherlands)	287
7		Albemarle Corp.	342
7		BASF SE, (Germany)	619
1		CF Industries Holdings, Inc.	311
235		Dongyue Group, (China)	104
7		Dow Chemical Co. (The)	203
13		E.I. du Pont de Nemours & Co.	666
9		FMC Corp.	497
9		Georgia Gulf Corp.	344
8		Huntsman Corp.	115
2		Linde AG, (Germany)	406
4		LyondellBasell Industries N.V., (Netherlands), Class A	181
3		Minerals Technologies, Inc.	213
2		Monsanto Co.	191
6		PPG Industries, Inc.	643
6		Sherwin-Williams Co. (The)	886
9		Shin-Etsu Chemical Co., Ltd., (Japan)	500
5		Solvay S.A., (Belgium)	586
5		Symrise AG, (Germany)	153
2		Tredegar Corp.	39

			8,715

		Construction Materials — 0.2%
218		China Shanshui Cement Group Ltd., (China)	141
9		Headwaters, Inc. (a)	58
5		Holcim Ltd., (Switzerland) (a)	347
5		Imerys S.A., (France)	317
7		Lafarge S.A., (France)	399
3		Martin Marietta Materials, Inc.	287

			1,549

		Containers & Packaging — 0.1%
–	(h)	Ball Corp.	17
2		Crown Holdings, Inc. (a)	59

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Containers & Packaging — Continued
6		Myers Industries, Inc.	87
6		Rock-Tenn Co., Class A	461

			624

		Metals & Mining — 1.1%
45		Alcoa, Inc.	397
3		Assore Ltd., (South Africa)	107
30		BHP Billiton Ltd., (Australia)	1,033
2		Coeur d’Alene Mines Corp. (a)	58
2		Compass Minerals International, Inc.	112
104		Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	127
29		First Quantum Minerals Ltd., (Canada)	622
24		Freeport-McMoRan Copper & Gold, Inc.	946
6		KGHM Polska Miedz S.A., (Poland)	285
6		Koza Altin Isletmeleri AS, (Turkey)	131
2		Kumba Iron Ore Ltd., (South Africa)	117
18		MMC Norilsk Nickel OJSC, (Russia), ADR	283
5		Rio Tinto Ltd., (Australia)	283
34		Rio Tinto plc, (United Kingdom)	1,591
36		Ruukki Group OYJ, (Finland) (a)	22
4		U.S. Silica Holdings, Inc. (a)	50
35		Vale S.A., (Brazil), ADR	634
3		Walter Energy, Inc.	101
6		Worthington Industries, Inc.	128
30		Xstrata plc, (Switzerland)	473

			7,500

		Paper & Forest Products — 0.2%
1		Buckeye Technologies, Inc.	45
1		Domtar Corp., (Canada)	39
4		International Paper Co.	160
15		MeadWestvaco Corp.	456
2		Neenah Paper, Inc.	49
4		PH Glatfelter Co.	75
38		Stora Enso OYJ, (Finland), Class R	239
23		UPM-Kymmene OYJ, (Finland)	262

			1,325

		Total Materials	19,713

Telecommunication Services — 1.5%
		Diversified Telecommunication Services — 0.9%
80		AT&T, Inc.	3,029
112		BT Group plc, (United Kingdom)	418
8		CenturyLink, Inc.	305
10		Cincinnati Bell, Inc. (a)	55
4		Consolidated Communications Holdings, Inc.	69
1		magicJack VocalTec Ltd., (Israel) (a)	32
122		Telecom Corp. of New Zealand Ltd., (New Zealand)	240
47		Verizon Communications, Inc.	2,126

			6,274

		Wireless Telecommunication Services — 0.6%
13		America Movil S.A.B. de C.V., (Mexico), Series L, ADR	321
21		China Mobile Ltd., (Hong Kong)	233
18		Mobile Telesystems OJSC, (Russia), ADR	314
6		MTN Group Ltd., (South Africa)	124
–	(h)	NTELOS Holdings Corp.	3
4		Telephone & Data Systems, Inc.	110
9		Tim Participacoes S.A., (Brazil), ADR	166
792		Vodafone Group plc, (United Kingdom)	2,250
14		Vodafone Group plc, (United Kingdom), ADR	410

			3,931

		Total Telecommunication Services	10,205

Utilities — 1.6%
		Electric Utilities — 0.6%
15		American Electric Power Co., Inc.	677
19		Cia Energetica de Minas Gerais, (Brazil), ADR	226
2		El Paso Electric Co.	75
26		NextEra Energy, Inc.	1,861
12		Northeast Utilities	447
8		NV Energy, Inc.	149
1		OGE Energy Corp.	58
3		Portland General Electric Co.	87
8		Southern Co. (The)	387
1		UNS Energy Corp.	42

			4,009

		Gas Utilities — 0.2%
2		AGL Resources, Inc.	93
8		Atmos Energy Corp.	272
1		Laclede Group, Inc. (The)	34
1		New Jersey Resources Corp.	30
3		ONEOK, Inc.	155
1,241		Perusahaan Gas Negara Persero Tbk PT, (Indonesia)	533
1		Piedmont Natural Gas Co., Inc.	46
1		Southwest Gas Corp.	44

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Gas Utilities — Continued
4		UGI Corp.	115

			1,322

		Independent Power Producers & Energy Traders — 0.0% (g)
8		AES Corp. (The) (a)	86
54		China Resources Power Holdings Co., Ltd., (Hong Kong)	118

			204

		Multi-Utilities — 0.7%
–	(h)	Ameren Corp.	10
17		CenterPoint Energy, Inc.	351
206		Centrica plc, (United Kingdom)	1,091
–	(h)	CH Energy Group, Inc.	26
1		Consolidated Edison, Inc.	48
22		E.ON AG, (Germany)	517
13		NiSource, Inc.	321
5		NorthWestern Corp.	170
24		PG&E Corp.	1,016
17		Sempra Energy	1,117
22		Suez Environnement Co., (France)	248

			4,915

		Water Utilities — 0.1%
4		Cia de Saneamento Basico do Estado de Sao
		Paulo, (Brazil), ADR	315

		Total Utilities	10,765

		Total Common Stocks (Cost $317,994)	383,233

Preferred Stocks — 0.5%
Consumer Discretionary — 0.2%
		Automobiles — 0.2%
7		Volkswagen AG, (Germany)	1,194

Consumer Staples — 0.2%
		Beverages — 0.1%
12		Cia de Bebidas das Americas, (Brazil), ADR	443

		Household Products — 0.1%
13		Henkel AG & Co. KGaA, (Germany)	1,038

		Total Consumer Staples	1,481

Financials — 0.1%
		Commercial Banks — 0.1%
11		Banco do Estado do Rio Grande do Sul S.A., (Brazil)	93
32		Itau Unibanco Holding S.A., (Brazil), ADR	483

		Total Financials	576

		Total Preferred Stocks (Cost $2,324)	3,251

PRINCIPAL AMOUNT ($)
Asset-Backed Securities — 2.6%
728		ACE Securities Corp., Series 2006-SD1, Class A1B, VAR, 0.566%, 02/25/36	710
		Ally Auto Receivables Trust,
9		Series 2010-1, Class A3, 1.450%, 05/15/14	9
67		Series 2010-3, Class A4, 1.550%, 08/17/15	68
55		Series 2010-4, Class A3, 0.910%, 11/17/14	55
82		Series 2011-3, Class A3, 0.970%, 08/17/15	82
53		AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 01/08/16	53
		Ameriquest Mortgage Securities, Inc.,
987		Series 2004-R1, Class M1, VAR, 1.011%, 02/25/34	781
340		Series 2004-R1, Class M8, VAR, 2.842%, 02/25/34	239
505		Asset Backed Securities Corp. Home Equity, Series 2005-HE1, Class M3, VAR, 1.087%, 03/25/35	335
13		Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	13
		Bayview Financial Acquisition Trust,
354		Series 2005-C, Class A1C, VAR, 0.626%, 06/28/44	342
796		Series 2006-A, Class 2A4, VAR, 0.515%, 02/28/41	747
37		Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	37
150		Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	184
95		CNH Equipment Trust, Series 2011-A, Class A3, 1.200%, 05/16/16	96
638		Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1, VAR, 1.016%, 03/25/33	532
		Credit-Based Asset Servicing and Securitization LLC,
789		Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	779
465		Series 2005-CB5, Class AF2, SUB, 4.831%, 08/25/35	467

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
	CS First Boston Mortgage Securities Corp.,
42	Series 2002-HE4, Class AF, 5.510%, 08/25/32	41
50	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	49
100	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	104
1,336	Equity One ABS, Inc., Series 2003-1, Class M1, VAR, 4.860%, 07/25/33	1,206
208	First Franklin Mortgage Loan Trust, Series 2004-FF10, Class A3, VAR, 0.757%, 09/25/34	202
100	Ford Credit Auto Owner Trust, Series 2011-B, Class A3, 0.840%, 06/15/15	100
526	GSAMP Trust, Series 2005-SEA2, Class A1, VAR, 0.566%, 01/25/45	480
	Home Equity Asset Trust,
402	Series 2004-6, Class M2, VAR, 1.117%, 12/25/34	353
846	Series 2005-7, Class 2A4, VAR, 0.596%, 01/25/36	815
	Honda Auto Receivables Owner Trust,
60	Series 2011-1, Class A4, 1.800%, 04/17/17	61
39	Series 2012-1, Class A4, 0.970%, 04/16/18	40
	Hyundai Auto Receivables Trust,
65	Series 2010-B, Class A4, 1.630%, 03/15/17	67
57	Series 2011-B, Class A4, 1.650%, 02/15/17	58
55	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	55
	MASTR Asset Backed Securities Trust,
525	Series 2002-OPT1, Class M3, VAR, 3.742%, 11/25/32	483
163	Series 2004-OPT1, Class M2, VAR, 1.866%, 02/25/34	124
250	Series 2005-OPT1, Class M1, VAR, 0.617%, 03/25/35	243
	Mercedes-Benz Auto Receivables Trust,
23	Series 2010-1, Class A3, 1.420%, 08/15/14	24
68	Series 2011-1, Class A3, 0.850%, 03/16/15	68
1,050	Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M1, VAR, 1.267%, 05/25/33	876
137	Morgan Stanley ABS Capital I, Series 2005-HE1, Class M3, VAR, 0.736%, 12/25/34	121
250	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.667%, 03/25/35	207
83	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	84
	Option One Mortgage Loan Trust,
744	Series 2003-5, Class A3, VAR, 1.117%, 08/25/33	647
1,716	Series 2004-2, Class M2, VAR, 1.792%, 05/25/34	1,311
233	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.842%, 10/25/34	228
282	RAMP Trust, Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	291
	RASC Trust,
580	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	566
760	Series 2005-KS2, Class M1, VAR, 0.646%, 03/25/35	659
237	Series 2005-KS7, Class M1, VAR, 0.656%, 08/25/35	228
147	Series 2005-KS9, Class A3, VAR, 0.587%, 10/25/35	143
	Renaissance Home Equity Loan Trust,
991	Series 2003-2, Class A, VAR, 0.656%, 08/25/33	869
600	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	489
67	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	67
	Structured Asset Investment Loan Trust,
309	Series 2003-BC3, Class M1, VAR, 1.641%, 04/25/33	291
457	Series 2004-7, Class M1, VAR, 1.267%, 08/25/34	382
137	Series 2005-5, Class A9, VAR, 0.487%, 06/25/35	136

	Total Asset-Backed Securities (Cost $16,842)	17,697

Collateralized Mortgage Obligations — 7.1%
	Agency CMO — 5.4%
210	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	226
331	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	383
	Federal Home Loan Mortgage Corp. REMICS,
7	Series 1087, Class I, 8.500%, 06/15/21	8
5	Series 1136, Class H, 6.000%, 09/15/21	6
152	Series 1617, Class PM, 6.500%, 11/15/23	171
125	Series 1710, Class GH, 8.000%, 04/15/24	146
85	Series 1732, Class K, 6.500%, 05/15/24	91
115	Series 1843, Class Z, 7.000%, 04/15/26	120

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
142	Series 2033, Class K, 6.050%, 08/15/23	156
1,592	Series 2097, Class PD, 8.000%, 11/15/28 (m)	1,962
27	Series 2115, Class PE, 6.000%, 01/15/14	28
276	Series 2378, Class BD, 5.500%, 11/15/31	307
46	Series 2391, Class QR, 5.500%, 12/15/16	49
119	Series 2394, Class MC, 6.000%, 12/15/16 (m)	126
151	Series 2405, Class JF, 6.000%, 01/15/17 (m)	162
78	Series 2425, Class OB, 6.000%, 03/15/17	84
256	Series 2455, Class GK, 6.500%, 05/15/32	296
73	Series 2457, Class PE, 6.500%, 06/15/32	83
191	Series 2473, Class JZ, 6.500%, 07/15/32 (m)	214
21	Series 2503, Class TG, 5.500%, 09/15/17	23
22	Series 2508, Class AQ, 5.500%, 10/15/17	24
42	Series 2515, Class DE, 4.000%, 03/15/32	42
151	Series 2527, Class BP, 5.000%, 11/15/17	162
86	Series 2531, Class HN, 5.000%, 12/15/17	92
71	Series 2538, Class CB, 5.000%, 12/15/17	76
394	Series 2564, Class NK, 5.000%, 02/15/18	421
415	Series 2575, Class PE, 5.500%, 02/15/33	461
500	Series 2586, Class WG, 4.000%, 03/15/33 (m)	560
229	Series 2594, Class OL, 5.000%, 04/15/18	246
129	Series 2595, Class HO, 4.500%, 03/15/23	141
264	Series 2627, Class KM, 4.500%, 06/15/18	280
379	Series 2636, Class Z, 4.500%, 06/15/18 (m)	401
221	Series 2651, Class VZ, 4.500%, 07/15/18	234
159	Series 2657, Class ME, 5.000%, 10/15/22	167
400	Series 2663, Class VQ, 5.000%, 06/15/22	425
200	Series 2685, Class DT, 5.000%, 10/15/23	228
125	Series 2686, Class GC, 5.000%, 10/15/23	138
13	Series 2695, Class DE, 4.000%, 01/15/17	13
500	Series 2699, Class TC, 4.000%, 11/15/18	533
400	Series 2715, Class NG, 4.500%, 12/15/18	434
133	Series 2727, Class PE, 4.500%, 07/15/32	139
264	Series 2744, Class TU, 5.500%, 05/15/32	282
79	Series 2748, Class LE, 4.500%, 12/15/17	80
185	Series 2756, Class NA, 5.000%, 02/15/24	205
124	Series 2763, Class PD, 4.500%, 12/15/17	125
150	Series 2764, Class OE, 4.500%, 03/15/19	163
146	Series 2773, Class CD, 4.500%, 04/15/24	158
16	Series 2775, Class WA, 4.500%, 04/15/19	16
27	Series 2780, Class JA, 4.500%, 04/15/19	28
30	Series 2780, Class JG, 4.500%, 04/15/19	30
179	Series 2783, Class AT, 4.000%, 04/15/19	194
98	Series 2809, Class UC, 4.000%, 06/15/19	104
250	Series 2852, Class NY, 5.000%, 09/15/33	268
455	Series 2864, Class NB, 5.500%, 07/15/33	509
144	Series 2864, Class PE, 5.000%, 06/15/33	150
390	Series 2877, Class AD, 4.000%, 10/15/19	413
138	Series 2899, Class KB, 4.500%, 03/15/19	141
433	Series 2901, Class KB, 5.000%, 12/15/34	476
310	Series 2910, Class BE, 4.500%, 12/15/19	335
149	Series 2921, Class MD, 5.000%, 06/15/33	153
67	Series 2922, Class GA, 5.500%, 05/15/34	74
50	Series 2931, Class AM, 4.500%, 07/15/19	52
381	Series 2931, Class DC, 4.000%, 06/15/18	385
21	Series 2966, Class NC, 5.000%, 04/15/31	21
263	Series 2988, Class TY, 5.500%, 06/15/25	292
165	Series 2989, Class TG, 5.000%, 06/15/25	180
73	Series 3000, Class PB, 3.900%, 01/15/23	76
105	Series 3004, Class HK, 5.500%, 07/15/35	108
500	Series 3028, Class ME, 5.000%, 02/15/34 (m)	539
290	Series 3031, Class AG, 5.000%, 02/15/34	308
209	Series 3036, Class ND, 5.000%, 05/15/34	221
100	Series 3064, Class OG, 5.500%, 06/15/34	105
88	Series 3077, Class TO, PO, 04/15/35	87
500	Series 3078, Class PD, 5.500%, 07/15/34 (m)	526
330	Series 3098, Class PE, 5.000%, 06/15/34	347
243	Series 3102, Class CE, 5.500%, 01/15/26	280
395	Series 3106, Class PD, 5.500%, 06/15/34	411
260	Series 3113, Class QD, 5.000%, 06/15/34	272
145	Series 3121, Class JD, 5.500%, 03/15/26	161
404	Series 3135, Class JC, 6.000%, 08/15/33	415
195	Series 3151, Class PD, 6.000%, 11/15/34	202
342	Series 3151, Class UC, 5.500%, 08/15/35	364
250	Series 3178, Class PC, 5.500%, 12/15/32	255
353	Series 3184, Class PD, 5.500%, 07/15/34	359
44	Series 3200, Class PO, PO, 08/15/36	42
242	Series 3212, Class BK, 5.500%, 09/15/36	268
67	Series 3261, Class MA, 5.500%, 01/15/17	68
202	Series 3312, Class LB, 5.500%, 11/15/25	210
361	Series 3349, Class DP, 6.000%, 09/15/36	399
318	Series 3653, Class HJ, 5.000%, 04/15/40	343
160	Series 3688, Class GT, VAR, 7.160%, 11/15/46	180
205	Series 3747, Class HI, IO, 4.500%, 07/15/37	24

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
185	Series 3852, Class TP, IF, 5.500%, 05/15/41	205
300	Series 3874, Class DW, 3.500%, 06/15/21	336
10	Series 50, Class I, 8.000%, 06/15/20	11
156	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	186
	Federal National Mortgage Association - ACES,
260	Series 2011-M2, Class A2, 3.645%, 07/25/21	288
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	449
	Federal National Mortgage Association REMICS,
9	Series 1990-7, Class B, 8.500%, 01/25/20	11
3	Series 1990-35, Class E, 9.500%, 04/25/20	3
10	Series 1990-76, Class G, 7.000%, 07/25/20	11
31	Series 1990-106, Class J, 8.500%, 09/25/20	36
5	Series 1991-73, Class A, 8.000%, 07/25/21	6
91	Series 1992-112, Class GB, 7.000%, 07/25/22	103
37	Series 1992-195, Class C, 7.500%, 10/25/22	43
134	Series 1998-37, Class VZ, 6.000%, 06/17/28	151
243	Series 1998-66, Class B, 6.500%, 12/25/28	270
123	Series 2002-19, Class PE, 6.000%, 04/25/17	131
237	Series 2002-24, Class AJ, 6.000%, 04/25/17	256
325	Series 2002-55, Class PG, 5.500%, 09/25/32	362
45	Series 2002-63, Class KC, 5.000%, 10/25/17	48
123	Series 2002-63, Class LB, 5.500%, 10/25/17	132
77	Series 2003-21, Class OU, 5.500%, 03/25/33	85
73	Series 2003-33, Class AC, 4.250%, 03/25/33	77
16	Series 2003-53, Class JL, 5.000%, 12/25/31	16
72	Series 2003-58, Class AD, 3.250%, 07/25/33	75
45	Series 2003-63, Class PE, 3.500%, 07/25/33	47
150	Series 2003-67, Class KE, 5.000%, 07/25/33	174
195	Series 2003-78, Class B, 5.000%, 08/25/23	218
58	Series 2003-81, Class CB, 4.750%, 09/25/18	60
421	Series 2003-81, Class LC, 4.500%, 09/25/18	450
194	Series 2003-81, Class YC, 5.000%, 09/25/33	195
331	Series 2003-83, Class PG, 5.000%, 06/25/23	354
152	Series 2003-110, Class WA, 4.000%, 08/25/33	161
71	Series 2003-113, Class KA, 4.500%, 11/25/18	71
473	Series 2003-122, Class TE, 5.000%, 12/25/22	496
228	Series 2003-131, Class CH, 5.500%, 01/25/34	271
500	Series 2004-36, Class PC, 5.500%, 02/25/34 (m)	551
196	Series 2005-5, Class CK, 5.000%, 01/25/35	214
178	Series 2005-18, Class EG, 5.000%, 03/25/25	192
32	Series 2005-23, Class TG, 5.000%, 04/25/35	35
178	Series 2005-29, Class WC, 4.750%, 04/25/35	194
22	Series 2005-34, Class PC, 5.500%, 06/25/32	23
188	Series 2005-38, Class TB, 6.000%, 11/25/34	219
500	Series 2005-44, Class PE, 5.000%, 07/25/33	521
227	Series 2005-58, Class EP, 5.500%, 07/25/35	255
210	Series 2005-68, Class BC, 5.250%, 06/25/35	232
235	Series 2005-118, Class PN, 6.000%, 01/25/32	242
385	Series 2006-45, Class NW, 5.500%, 01/25/35	411
192	Series 2007-65, Class KI, IF, IO, 6.404%, 07/25/37	26
82	Series 2007-79, Class PC, 5.000%, 01/25/32	82
400	Series 2008-65, Class CD, 4.500%, 08/25/23	436
130	Series 2008-68, Class VN, 5.500%, 03/25/27	136
126	Series 2009-37, Class KI, IF, IO, 5.784%, 06/25/39	16
211	Series 2009-50, Class PT, VAR, 6.012%, 05/25/37	235
125	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	16
177	Series 2009-86, Class OT, PO, 10/25/37	164
460	Series 2009-112, Class ST, IF, IO, 6.033%, 01/25/40	61
258	Series 2010-35, Class SB, IF, IO, 6.203%, 04/25/40	36
453	Series 2010-64, Class DM, 5.000%, 06/25/40	487
280	Series 2010-64, Class EH, 5.000%, 10/25/35	293
291	Series 2010-111, Class AE, 5.500%, 04/25/38	313
238	Series 2011-22, Class MA, 6.500%, 04/25/38	267
400	Series 2011-52, Class KB, 5.500%, 06/25/41	480
150	Series 2011-52, Class LB, 5.500%, 06/25/41	177
68	Series G92-35, Class E, 7.500%, 07/25/22	76
66	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 12/01/24	59
	Government National Mortgage Association,
390	Series 2005-48, Class CY, 5.000%, 06/20/35	448
235	Series 2005-92, Class CD, 5.000%, 01/20/32	253
200	Series 2006-38, Class SG, IF, IO, 6.432%, 09/20/33	16
400	Series 2006-69, Class MB, 5.500%, 12/20/36	471
215	Series 2007-26, Class SW, IF, IO, 5.982%, 05/20/37	31
469	Series 2008-33, Class PB, 5.500%, 04/20/38	545
250	Series 2008-42, Class PB, 5.500%, 08/20/36	271

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
92	Series 2008-62, Class SA, IF, IO, 5.932%, 07/20/38	16
261	Series 2008-68, Class PQ, 5.500%, 04/20/38	285
250	Series 2008-71, Class PB, 6.000%, 07/20/37	276
215	Series 2008-76, Class US, IF, IO, 5.681%, 09/20/38	31
326	Series 2008-95, Class DS, IF, IO, 7.081%, 12/20/38	56
200	Series 2009-72, Class SM, IF, IO, 6.029%, 08/16/39	28
466	Series 2009-106, Class ST, IF, IO, 5.781%, 02/20/38	72
208	Series 2010-14, Class QP, 6.000%, 12/20/39	228
225	Series 2010-157, Class OP, PO, 12/20/40	203
158	Series 2011-97, Class WA, VAR, 6.054%, 11/20/38	182

		36,911

	Non-Agency CMO — 1.7%
	Banc of America Alternative Loan Trust,
348	Series 2003-3, Class A5, 5.750%, 05/25/33	359
467	Series 2004-9, Class 4A1, 5.500%, 10/25/19	476
168	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	172
130	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	137
66	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	70
	Countrywide Alternative Loan Trust,
48	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	48
491	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	474
328	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	339
631	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	638
329	Series 2005-46CB, Class A1, 5.750%, 10/25/35	294
329	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class A2, 5.500%, 10/25/35	326
89	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	92
116	CSMC, Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	114
	First Horizon Mortgage Pass-Through Trust,
2	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	1
467	Series 2006-3, Class 1A13, 6.250%, 11/25/36	478
	GSR Mortgage Loan Trust,
95	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	100
50	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	53
455	Series 2005-6F, 3A-17 Class Shares, 5.500%, 07/25/35	472
841	Impac CMB Trust, Series 2004-5, Class 1A1, VAR, 0.937%, 10/25/34	788
915	Indymax Index Mortgage Loan Trust, Series 2004-AR12, Class A1, VAR, 0.997%, 12/25/34	642
	JP Morgan Mortgage Trust,
197	Series 2006-A2, Class 5A3, VAR, 2.765%, 11/25/33	199
99	Series 2007-A1, Class 5A5, VAR, 2.945%, 07/25/35	102
163	Lehman Mortgage Trust, Series 2006-1, Class 3A3, 5.500%, 02/25/36	164
	MASTR Alternative Loans Trust,
56	Series 2004-5, Class 5A1, 4.750%, 06/25/19	57
745	Series 2004-6, Class 7A1, 6.000%, 07/25/34	752
16	MASTR Asset Securitization Trust, Series 2003-11, Class 3A1, 4.500%, 12/25/18	16
74	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.474%, 08/22/36	73
	Morgan Stanley Mortgage Loan Trust,
139	Series 2004-3, Class 4A, VAR, 5.672%, 04/25/34	142
254	Series 2004-4, Class 2A, VAR, 6.332%, 09/25/34	253
	Opteum Mortgage Acceptance Corp.,
696	Series 2005-3, Class A1B, VAR, 0.476%, 07/25/35	685
1,324	Series 2005-3, Class APT, VAR, 0.506%, 07/25/35	1,259
50	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	54
56	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	59
	RALI Trust,
26	Series 2004-QS3, Class CB, 5.000%, 03/25/19	27
8	Series 2004-QS8, Class A12, 5.000%, 06/25/34	8

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
88	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	89
822	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.419%, 07/20/36	753
33	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 5.021%, 12/25/33	33
	WaMu Mortgage Pass-Through Certificates,
60	Series 2003-AR9, Class 1A6, VAR, 2.449%, 09/25/33	61
33	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	35
	Wells Fargo Mortgage-Backed Securities Trust,
33	Series 2004-7, Class 2A2, 5.000%, 07/25/19	35
32	Series 2004-EE, Class 3A1, VAR, 2.998%, 12/25/34	33
306	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	308
153	Series 2005-1, Class B1, VAR, 4.925%, 01/25/20	146

		11,416

	Total Collateralized Mortgage Obligations (Cost $45,357)	48,327

Commercial Mortgage-Backed Securities — 0.5%
	Banc of America Commercial Mortgage Trust,
300	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	344
150	Series 2006-4, Class A4, 5.634%, 07/10/46	173
100	Series 2006-5, Class A4, 5.414%, 09/10/47	114
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
100	Series 2005-3, Class A4, 4.668%, 07/10/43	110
100	Series 2005-3, Class AM, 4.727%, 07/10/43	106
50	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	56
287	Series 2005-6, Class ASB, VAR, 5.364%, 09/10/47	297
100	Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, VAR, 5.618%, 03/11/39	114
140	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	157
150	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	155
200	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	214
200	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.535%, 08/12/37	214
213	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 03/15/36	223
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.847%, 05/12/39	115
3,864	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.242%, 12/12/49 (e)	49
8,511	Morgan Stanley Capital I Trust, Series 2007-HQ11, Class X, IO, VAR, 0.402%, 02/12/44 (e)	55
150	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.584%, 08/15/39	160
	WF-RBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	572
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	217

	Total Commercial Mortgage-Backed Securities (Cost $3,187)	3,445

Corporate Bonds — 7.5%
Consumer Discretionary — 0.9%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
60	4.250%, 03/01/21	65
125	5.000%, 03/30/20	142

		207

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.300%, 07/31/15 (e)	151
350	1.950%, 03/28/14 (e)	355
100	6.500%, 11/15/13	106

		612

	Broadcasting & Cable TV — 0.0% (g)
100	DISH DBS Corp., 7.875%, 09/01/19	116

	Diversified Consumer Services — 0.0% (g)
100	Service Corp. International, 7.000%, 05/15/19	111

	Hotels, Restaurants & Leisure — 0.0% (g)
100	Vail Resorts, Inc., 6.500%, 05/01/19	109

	Household Durables — 0.0% (g)
33	Newell Rubbermaid, Inc., 4.700%, 08/15/20	36

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Leisure Equipment & Products — 0.0% (g)
60	Mattel, Inc., 5.450%, 11/01/41	67

	Media — 0.6%
	CBS Corp.,
105	1.950%, 07/01/17	108
120	7.875%, 07/30/30	163
37	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13 (m)	38
	Comcast Corp.,
50	3.125%, 07/15/22	52
145	4.950%, 06/15/16	165
70	6.400%, 03/01/40	91
100	6.450%, 03/15/37	129
25	Cox Communications, Inc., 8.375%, 03/01/39 (e)	38
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
35	3.800%, 03/15/22	36
230	5.000%, 03/01/21	258
40	5.150%, 03/15/42	41
150	6.000%, 08/15/40	167
	Discovery Communications LLC,
47	4.375%, 06/15/21	53
25	4.950%, 05/15/42	27
	NBCUniversal Media LLC,
150	3.650%, 04/30/15	160
120	4.375%, 04/01/21	136
95	5.150%, 04/30/20	113
	News America, Inc.,
25	6.150%, 03/01/37	30
250	6.750%, 01/09/38	303
90	6.900%, 08/15/39	117
60	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	65
	Time Warner Cable, Inc.,
105	5.500%, 09/01/41	119
75	5.875%, 11/15/40	88
125	7.300%, 07/01/38	170
120	8.750%, 02/14/19	163
155	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	225
	Time Warner, Inc.,
150	6.500%, 11/15/36	191
250	7.625%, 04/15/31	349
	Viacom, Inc.,
17	3.875%, 12/15/21	19
100	6.250%, 04/30/16	117
	WPP Finance 2010, (United Kingdom),
40	3.625%, 09/07/22	40
70	4.750%, 11/21/21	77

		3,848

	Multiline Retail — 0.1%
55	Kohl’s Corp., 3.250%, 02/01/23	56
	Macy’s Retail Holdings, Inc.,
16	5.125%, 01/15/42	18
65	5.900%, 12/01/16	76
100	7.875%, 07/15/15	117
	Target Corp.,
140	4.000%, 07/01/42	143
200	7.000%, 01/15/38	293

		703

	Total Consumer Discretionary	5,809

Consumer Staples — 0.5%
	Beverages — 0.1%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	142
	Anheuser-Busch InBev Worldwide, Inc.,
45	1.500%, 07/14/14	46
45	3.750%, 07/15/42	45
285	5.375%, 01/15/20	354
100	Constellation Brands, Inc., 7.250%, 05/15/17	117
50	Molson Coors Brewing Co., 5.000%, 05/01/42	56
200	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	209

		969

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
100	4.125%, 05/15/21	114
85	5.750%, 05/15/41	107
54	CVS Pass-Through Trust, 6.943%, 01/10/30	65
	Kroger Co. (The),
30	5.000%, 04/15/42	31
25	5.400%, 07/15/40	27
150	6.400%, 08/15/17	182
	Wal-Mart Stores, Inc.,
100	5.000%, 10/25/40	121
90	6.200%, 04/15/38	124

		771

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Food Products — 0.2%
	Bunge Ltd. Finance Corp.,
100	5.875%, 05/15/13 (m)	103
100	8.500%, 06/15/19	127
66	Kellogg Co., 3.250%, 05/21/18	73
	Kraft Foods Group, Inc.,
130	1.625%, 06/04/15 (e)	132
100	3.500%, 06/06/22 (e)	106
100	6.875%, 01/26/39 (e)	136
340	Kraft Foods, Inc., 5.375%, 02/10/20	410

		1,087

	Tobacco — 0.1%
	Altria Group, Inc.,
70	4.250%, 08/09/42	70
120	4.750%, 05/05/21	137
	B.A.T. International Finance plc, (United Kingdom),
130	1.400%, 06/05/15 (e)	131
110	3.250%, 06/07/22 (e)	113
120	Philip Morris International, Inc., 4.375%, 11/15/41	129

		580

	Total Consumer Staples	3,407

Energy — 0.7%
	Energy Equipment & Services — 0.1%
105	Ensco plc, (United Kingdom), 4.700%, 03/15/21	119
125	Halliburton Co., 8.750%, 02/15/21	181
50	Noble Holding International Ltd., (Cayman Islands), 5.250%, 03/15/42	54
	Transocean, Inc., (Cayman Islands),
50	3.800%, 10/15/22	50
180	6.375%, 12/15/21	215
50	6.500%, 11/15/20	60

		679

	Oil, Gas & Consumable Fuels — 0.6%
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	63
	Anadarko Petroleum Corp.,
125	5.950%, 09/15/16	145
125	6.375%, 09/15/17	151
150	ANR Pipeline Co., 9.625%, 11/01/21	225
	Apache Corp.,
40	4.750%, 04/15/43	46
30	5.250%, 02/01/42	37
	BP Capital Markets plc, (United Kingdom),
140	1.846%, 05/05/17	143
40	3.200%, 03/11/16	43
75	3.245%, 05/06/22	79
35	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	40
	Cenovus Energy, Inc., (Canada),
15	3.000%, 08/15/22	15
200	4.500%, 09/15/14	214
50	6.750%, 11/15/39	68
200	ConocoPhillips, 6.500%, 02/01/39	288
	Devon Energy Corp.,
135	1.875%, 05/15/17	137
145	3.250%, 05/15/22	151
50	Encana Corp., (Canada), 6.625%, 08/15/37	61
105	Energy Transfer Partners LP, 6.050%, 06/01/41	116
	Enterprise Products Operating LLC,
85	4.850%, 08/15/42	87
80	5.200%, 09/01/20	94
30	5.700%, 02/15/42	35
105	EOG Resources, Inc., 2.625%, 03/15/23	106
70	EQT Corp., 4.875%, 11/15/21	74
	Kinder Morgan Energy Partners LP,
85	3.950%, 09/01/22	91
70	6.375%, 03/01/41	86
30	6.950%, 01/15/38	38
55	Marathon Petroleum Corp., 6.500%, 03/01/41	67
	ONEOK Partners LP,
155	3.250%, 02/01/16	164
60	3.375%, 10/01/22	60
195	Phillips 66, 4.300%, 04/01/22 (e)	214
190	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20	230
	Shell International Finance B.V., (Netherlands),
125	2.375%, 08/21/22	126
30	5.500%, 03/25/40	40
90	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	119
	Total Capital International S.A., (France),
110	1.550%, 06/28/17	112
65	2.700%, 01/25/23	66
73	Total Capital S.A., (France), 4.125%, 01/28/21	83

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
57	Valero Energy Corp., 6.625%, 06/15/37	69

		3,983

	Total Energy	4,662

Financials — 2.8%
	Capital Markets — 0.5%
	Bank of New York Mellon Corp. (The),
100	2.950%, 06/18/15	106
95	3.550%, 09/23/21	103
100	4.150%, 02/01/21	112
100	BlackRock, Inc., 6.250%, 09/15/17	123
150	Credit Suisse USA, Inc., 5.125%, 08/15/15	166
	Goldman Sachs Group, Inc. (The),
210	3.300%, 05/03/15	219
225	4.750%, 07/15/13 (m)	232
255	6.250%, 02/01/41	295
100	7.500%, 02/15/19	124
100	Jefferies Group, Inc., 8.500%, 07/15/19	115
	Macquarie Group Ltd., (Australia),
80	6.250%, 01/14/21 (e)	86
100	7.300%, 08/01/14 (e)	108
	Morgan Stanley,
55	4.750%, 03/22/17	59
100	5.550%, 04/27/17	110
125	5.625%, 09/23/19	136
500	5.750%, 10/18/16	550
65	6.375%, 07/24/42	72
70	6.625%, 04/01/18	80
100	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	114
	UBS AG, (Switzerland),
150	5.750%, 04/25/18	177
295	5.875%, 12/20/17	349

		3,436

	Commercial Banks — 0.7%
	Bank of Nova Scotia, (Canada),
49	3.400%, 01/22/15	52
150	4.375%, 01/13/21	174
150	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	160
63	BB&T Corp., 5.700%, 04/30/14	68
	Credit Suisse, (Switzerland),
105	5.300%, 08/13/19	124
140	5.400%, 01/14/20	153
270	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	286
200	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	209
200	DNB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	207
	HSBC Bank plc, (United Kingdom),
205	4.125%, 08/12/20 (e)	226
300	4.750%, 01/19/21 (e)	344
240	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	277
195	PNC Funding Corp., 2.700%, 09/19/16	208
	Rabobank Nederland N.V., (Netherlands),
35	2.125%, 10/13/15	36
290	3.375%, 01/19/17	308
120	4.500%, 01/11/21	134
185	Royal Bank of Scotland plc (The), (United Kingdom), 4.875%, 03/16/15	198
100	SunTrust Banks, Inc., 5.000%, 09/01/15	109
105	Svenska Handelsbanken AB, (Sweden), 4.875%, 06/10/14 (e)	111
200	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	200
67	U.S. Bancorp, 4.125%, 05/24/21	77
50	UnionBanCal Corp., 5.250%, 12/16/13	52
200	Wachovia Corp., 5.750%, 02/01/18	242
	Wells Fargo & Co.,
270	1.500%, 07/01/15	274
70	3.500%, 03/08/22	75
630	SUB, 3.676%, 06/15/16	686

		4,990

	Consumer Finance — 0.4%
250	American Express Co., 7.000%, 03/19/18	316
200	American Express Credit Corp., 2.750%, 09/15/15	211
150	American Honda Finance Corp., 7.625%, 10/01/18 (e)	192
	Capital One Bank USA N.A.,
200	6.500%, 06/13/13 (m)	208
250	8.800%, 07/15/19	330
115	Capital One Financial Corp., 4.750%, 07/15/21	131
85	Discover Financial Services, 6.450%, 06/12/17	96
	Ford Motor Credit Co. LLC,
270	2.750%, 05/15/15	275
200	3.000%, 06/12/17	204

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Consumer Finance — Continued
100	6.625%, 08/15/17	116
200	HSBC Finance Corp., VAR, 0.705%, 01/15/14	199

		2,278

	Diversified Financial Services — 0.7%
	Bank of America Corp.,
50	3.750%, 07/12/16	53
135	3.875%, 03/22/17	145
30	5.000%, 05/13/21	33
100	5.420%, 03/15/17	108
130	5.625%, 07/01/20	148
585	5.650%, 05/01/18	667
40	5.875%, 02/07/42	47
500	7.625%, 06/01/19	625
	Citigroup, Inc.,
36	4.587%, 12/15/15	39
444	5.000%, 09/15/14	468
220	5.375%, 08/09/20	254
170	5.875%, 05/29/37	200
200	8.500%, 05/22/19	265
200	VAR, 0.678%, 06/09/16	185
65	CME Group, Inc., 5.750%, 02/15/14	69
35	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	38
	General Electric Capital Corp.,
200	4.625%, 01/07/21	223
150	5.625%, 05/01/18	177
370	5.875%, 01/14/38	441
200	Hutchison Whampoa International 03/13 Ltd., (Cayman Islands), 6.500%, 02/13/13 (e) (m)	204

		4,389

	Insurance — 0.4%
100	ACE INA Holdings, Inc., 5.875%, 06/15/14	109
325	American International Group, Inc., 6.400%, 12/15/20	396
	Aon Corp.,
53	3.125%, 05/27/16	56
28	6.250%, 09/30/40	36
60	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	62
200	Berkshire Hathaway, Inc., 1.900%, 01/31/17	207
	CNA Financial Corp.,
15	5.850%, 12/15/14	16
30	5.875%, 08/15/20	35
100	6.500%, 08/15/16	115
	Hartford Financial Services Group, Inc.,
30	5.125%, 04/15/22	34
65	6.625%, 03/30/40	78
25	Lincoln National Corp., 4.850%, 06/24/21	27
495	MetLife Institutional Funding II, 1.625%, 04/02/15 (e)	502
	MetLife, Inc.,
25	4.125%, 08/13/42	25
100	4.750%, 02/08/21	116
	Metropolitan Life Global Funding I,
100	3.125%, 01/11/16 (e)	107
100	5.125%, 04/10/13 (e) (m)	102
100	New York Life Global Funding, 5.375%, 09/15/13 (e) (m)	105
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	66
100	Principal Life Income Funding Trusts, 5.100%, 04/15/14	106
150	Prudential Financial, Inc., 5.800%, 11/16/41	173
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	107

		2,580

	Real Estate Investment Trusts (REITs) — 0.1%
135	Boston Properties LP, 3.850%, 02/01/23	142
60	CommonWealth REIT, 6.650%, 01/15/18	67
30	Duke Realty LP, 6.750%, 03/15/20	36
68	ERP Operating LP, 4.625%, 12/15/21	78
	HCP, Inc.,
30	3.150%, 08/01/22	29
125	5.375%, 02/01/21	143
	Simon Property Group LP,
17	5.650%, 02/01/20	21
100	6.125%, 05/30/18	122
70	Ventas Realty LP/Ventas Capital Corp., 4.250%, 03/01/22	74
100	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	121

		833

	Thrifts & Mortgage Finance — 0.0% (g)
190	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	201

	Total Financials	18,707

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
Health Care — 0.4%
	Biotechnology — 0.1%
	Amgen, Inc.,
150	4.100%, 06/15/21	163
40	4.950%, 10/01/41	42
65	5.650%, 06/15/42	78
190	Gilead Sciences, Inc., 4.500%, 04/01/21	218

		501

	Health Care Providers & Services — 0.2%
50	Aetna, Inc., 4.500%, 05/15/42	51
80	AmerisourceBergen Corp., 3.500%, 11/15/21	86
	Cigna Corp.,
135	4.375%, 12/15/20	148
20	5.375%, 02/15/42	23
100	Coventry Health Care, Inc., 5.450%, 06/15/21	117
	Express Scripts Holding Co.,
120	3.125%, 05/15/16	128
175	4.750%, 11/15/21 (e)	202
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	126
50	Roche Holdings, Inc., 7.000%, 03/01/39 (e)	75
105	UnitedHealth Group, Inc., 5.700%, 10/15/40	127
50	WellPoint, Inc., 4.625%, 05/15/42	51

		1,134

	Pharmaceuticals — 0.1%
45	Abbott Laboratories, 5.300%, 05/27/40	58
	Bristol-Myers Squibb Co.,
75	2.000%, 08/01/22	73
50	3.250%, 08/01/42	46
	GlaxoSmithKline Capital plc, (United Kingdom),
125	1.500%, 05/08/17	127
225	2.850%, 05/08/22	234
75	Merck & Co., Inc., 3.600%, 09/15/42	75
100	Mylan, Inc., 7.625%, 07/15/17 (e)	111
40	Novartis Capital Corp., 3.700%, 09/21/42	41
75	Pfizer, Inc., 7.200%, 03/15/39	117
90	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 3.650%, 11/10/21	98
	Watson Pharmaceuticals, Inc.,
80	3.250%, 10/01/22	81
35	4.625%, 10/01/42	36

		1,097

	Total Health Care	2,732

Industrials — 0.6%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 4.250%, 03/01/21	117
	Lockheed Martin Corp.,
140	2.125%, 09/15/16	145
200	4.250%, 11/15/19	227
	United Technologies Corp.,
45	4.500%, 06/01/42	51
180	5.400%, 05/01/35	221

		761

	Airlines — 0.0% (g)
22	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	23
91	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	102
106	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	117
18	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	20
16	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	17

		279

	Commercial Services & Supplies — 0.1%
50	Pitney Bowes, Inc., 5.000%, 03/15/15	53
	Waste Management, Inc.,
180	2.600%, 09/01/16	189
37	4.600%, 03/01/21	42
100	4.750%, 06/30/20	115

		399

	Industrial Conglomerates — 0.1%
61	Danaher Corp., 3.900%, 06/23/21	69
180	General Electric Co., 5.250%, 12/06/17	213
40	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	49
65	Tyco Flow Control International Finance S.A., (Luxembourg), 3.150%, 09/15/22 (e)	65

		396

	Machinery — 0.0% (g)
	Caterpillar, Inc.,
111	3.803%, 08/15/42 (e)	112
100	3.900%, 05/27/21	113
85	Deere & Co., 3.900%, 06/09/42	88

		313

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
140	3.050%, 09/01/22	145
500	4.100%, 06/01/21	554
40	5.050%, 03/01/41	46
25	5.750%, 05/01/40	32
200	Canadian National Railway Co., (Canada),
	6.375%, 11/15/37	284
	CSX Corp.,
55	4.750%, 05/30/42	60
150	7.375%, 02/01/19	192
391	Norfolk Southern Corp., 4.837%, 10/01/41	449
	Ryder System, Inc.,
43	3.500%, 06/01/17	46
20	3.600%, 03/01/16	21

		1,829

	Transportation Infrastructure — 0.0% (g)
200	BAA Funding Ltd., (United Kingdom), 2.500%,
	06/25/15 (e)	204

	Total Industrials	4,181

Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
120	Cisco Systems, Inc., 5.500%, 01/15/40	154

	Computers & Peripherals — 0.1%
160	Dell, Inc., 4.625%, 04/01/21	179
	Hewlett-Packard Co.,
120	4.300%, 06/01/21	122
50	6.000%, 09/15/41	53

		354

	Electronic Equipment, Instruments & Components — 0.0% (g)
150	Arrow Electronics, Inc., 6.000%, 04/01/20	169

	Internet Software & Services — 0.0% (g)
100	eBay, Inc., 3.250%, 10/15/20	108

	Office Electronics — 0.1%
	Xerox Corp.,
150	4.500%, 05/15/21	159
100	5.625%, 12/15/19	114
115	VAR, 1.799%, 09/13/13 (m)	116

		389

	Semiconductors & Semiconductor Equipment — 0.0% (g)
92	Texas Instruments, Inc., 2.375%, 05/16/16	97

	Software — 0.0% (g)
105	Oracle Corp., 6.125%, 07/08/39	144

	Total Information Technology	1,415

Materials — 0.2%
	Chemicals — 0.0% (g)
38	Dow Chemical Co. (The), 4.250%, 11/15/20	42
150	Union Carbide Corp., 7.750%, 10/01/96	170

		212

	Construction Materials — 0.0% (g)
44	CRH America, Inc., 6.000%, 09/30/16	49

	Metals & Mining — 0.2%
90	Barrick North America Finance LLC, 5.700%, 05/30/41	103
90	BHP Billiton Finance USA Ltd., (Australia), 1.875%, 11/21/16	93
55	Newcrest Finance Pty Ltd., (Australia), 4.200%, 10/01/22 (e)	55
95	Newmont Mining Corp., 4.875%, 03/15/42	97
	Rio Tinto Finance USA Ltd., (Australia),
150	2.500%, 05/20/16	157
100	4.125%, 05/20/21	111
35	8.950%, 05/01/14	39
40	Rio Tinto Finance USA plc, (United Kingdom), 4.750%, 03/22/42	43
45	Teck Resources Ltd., (Canada), 6.250%, 07/15/41	49
	Vale Overseas Ltd., (Cayman Islands),
100	4.625%, 09/15/20	107
70	6.875%, 11/21/36	81
60	Xstrata Finance Canada Ltd., (Canada),
	6.000%, 11/15/41 (e)	63

		998

	Paper & Forest Products — 0.0% (g)
85	International Paper Co., 6.000%, 11/15/41	104

	Total Materials	1,363

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
345	AT&T, Inc., 6.300%, 01/15/38	453
	British Telecommunications plc, (United Kingdom),
240	2.000%, 06/22/15	247
100	9.625%, 12/15/30	163
210	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	294

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	Deutsche Telekom International Finance B.V., (Netherlands),
205	2.250%, 03/06/17 (e)	210
100	6.750%, 08/20/18	125
45	France Telecom S.A., (France), 5.375%, 01/13/42	53
150	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	158
100	Telefonica Emisiones S.A.U., (Spain), 6.221%, 07/03/17	104
	Verizon Communications, Inc.,
65	4.600%, 04/01/21	77
110	6.100%, 04/15/18	138
115	6.350%, 04/01/19	147

		2,169

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
200	2.375%, 09/08/16	208
140	5.000%, 03/30/20	164
100	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	104
	Vodafone Group plc, (United Kingdom),
145	2.500%, 09/26/22	145
125	5.625%, 02/27/17	149

		770

	Total Telecommunication Services	2,939

Utilities — 0.8%
	Electric Utilities — 0.5%
100	Appalachian Power Co., 4.600%, 03/30/21	116
65	Baltimore Gas & Electric Co., 2.800%, 08/15/22	66
190	Commonwealth Edison Co., 3.400%, 09/01/21	207
	Duke Energy Corp.,
40	3.050%, 08/15/22	40
130	5.050%, 09/15/19	152
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	104
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	153
50	Florida Power & Light Co., 5.950%, 10/01/33	67
145	Georgia Power Co., 3.000%, 04/15/16	155
35	Great Plains Energy, Inc., 4.850%, 06/01/21	39
100	Indiana Michigan Power Co., 7.000%, 03/15/19	125
210	LG&E and KU Energy LLC, 2.125%, 11/15/15	214
	Nevada Power Co.,
34	5.450%, 05/15/41	42
50	6.500%, 08/01/18	64
80	Nisource Finance Corp., 5.800%, 02/01/42	94
110	NV Energy, Inc., 6.250%, 11/15/20	127
60	Oglethorpe Power Corp., 5.375%, 11/01/40	72
70	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	75
	Pacific Gas & Electric Co.,
30	4.450%, 04/15/42	33
40	5.400%, 01/15/40	50
100	6.050%, 03/01/34	131
	PacifiCorp,
190	2.950%, 02/01/22	201
10	5.650%, 07/15/18	13
200	Pennsylvania Electric Co., 6.050%, 09/01/17	233
15	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	17
	Progress Energy, Inc.,
130	3.150%, 04/01/22	132
117	4.400%, 01/15/21	132
	Southern California Edison Co.,
40	4.500%, 09/01/40	46
100	6.650%, 04/01/29	133
200	Southwestern Public Service Co., 8.750%, 12/01/18	275
100	Tampa Electric Co., 2.600%, 09/15/22	101
95	Xcel Energy, Inc., 4.700%, 05/15/20	111

		3,520

	Gas Utilities — 0.1%
	AGL Capital Corp.,
100	5.250%, 08/15/19 (m)	118
18	5.875%, 03/15/41	23
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	97
	DCP Midstream LLC,
35	5.350%, 03/15/20 (e)	39
50	9.750%, 03/15/19 (e)	64

		341

	Independent Power Producers & Energy Traders — 0.1%
94	Exelon Generation Co. LLC, 5.750%, 10/01/41	103
188	PSEG Power LLC, 5.125%, 04/15/20	216

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
65	Southern Power Co., 5.150%, 09/15/41	75

		394

	Multi-Utilities — 0.1%
215	Consolidated Edison Co. of New York, Inc., 5.850%, 04/01/18	266
235	Dominion Resources, Inc., 5.200%, 08/15/19	280
100	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	120
	Sempra Energy,
100	2.300%, 04/01/17	105
75	2.875%, 10/01/22	76
100	9.800%, 02/15/19	141

		988

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
120	6.085%, 10/15/17	143
100	6.593%, 10/15/37	131

		274

	Total Utilities	5,517

	Total Corporate Bonds (Cost $46,398)	50,732

Foreign Government Security — 0.0% (g)
60	United Mexican States, (Mexico), 6.375%, 01/16/13 (Cost $60)	61

SHARES
Investment Companies — 16.5%
15	Cohen & Steers Infrastructure Fund, Inc.	275
1,922	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	17,183
576	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	13,065
5,071	JPMorgan High Yield Fund, Class R6 Shares (b)	40,924
749	JPMorgan International Realty Fund, Class R5 Shares (b)	7,249
1,132	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	20,175
1,168	JPMorgan Realty Income Fund, Institutional Class Shares (b)	13,400

	Total Investment Companies (Cost $91,499)	112,271

PRINCIPAL AMOUNT ($)
Mortgage Pass-Through Securities — 1.0%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
108	5.500%, 02/01/24	118
6	6.000%, 04/01/14	6
2	6.500%, 03/01/13 - 06/01/13	2
2	7.000%, 06/01/13	2
128	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.500%, 11/01/22 - 03/01/26	144
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
435	4.500%, 05/01/41	469
69	6.000%, 12/01/36	76
4	7.000%, 02/01/26	5
16	7.500%, 05/01/26 - 08/01/27	19
10	8.000%, 04/01/25 - 05/01/25	12
9	8.500%, 07/01/26	11
13	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 12/01/14 - 03/01/16	14
	Federal National Mortgage Association, 15 Year, Single Family,
32	4.500%, 05/01/19	35
39	5.000%, 10/01/19	43
345	6.000%, 01/01/14 - 01/01/24	371
2	6.500%, 04/01/13	2
3	7.000%, 06/01/13	2
	Federal National Mortgage Association, 30 Year, Single Family,
210	5.000%, 03/01/36	230
443	6.000%, 12/01/32 - 04/01/35	500
424	6.500%, 02/01/26 - 10/01/38	483
186	7.000%, 03/01/26 - 04/01/37	215
28	7.500%, 05/01/26 - 11/01/26	28
41	8.000%, 11/01/22 - 06/01/24	48
19	8.500%, 11/01/18	21
19	9.000%, 08/01/24	24
	Federal National Mortgage Association, Other,
145	2.490%, 10/01/17	154
200	3.482%, 11/01/20	221
200	3.492%, 01/01/18	220
150	3.590%, 10/01/20	167
200	3.596%, 12/01/20	222
990	3.730%, 06/01/18 (m)	1,121
244	3.810%, 01/01/19	272

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
295	4.474%, 04/01/21	343
243	4.515%, 02/01/20	282
295	4.794%, 01/01/21	348
	Government National Mortgage Association II, 30 Year, Single Family,
8	8.000%, 07/20/28	9
35	8.500%, 09/20/25	44
10	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 09/15/13	11
	Government National Mortgage Association, 30 Year, Single Family,
59	6.500%, 01/15/24 - 03/15/28	69
111	7.000%, 04/15/24 - 05/15/26	131
20	7.500%, 06/15/25 - 05/15/26	21
32	8.000%, 04/15/24 - 09/15/27	37
68	8.500%, 06/15/22 - 12/15/22	80
3	10.000%, 07/15/18	3

	Total Mortgage Pass-Through Securities (Cost $6,115)	6,635

Municipal Bonds — 0.1% (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, Build America Bonds, Series D, Rev., 5.600%, 03/15/40	44
150	Port Authority of New York & New Jersey, Taxable Construction 164th, Rev., 5.647%, 11/01/40	189

		233

	Ohio — 0.1%
210	American Municipal Power, Inc., Build America Bonds, Rev., 7.499%, 02/15/50	287

	Total Municipal Bonds (Cost $395)	520

Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $64)	67

U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
44	4.625%, 09/15/60	54
65	5.250%, 09/15/39	86

	Total U.S. Government Agency Securities (Cost $108)	140

U.S. Treasury Obligations — 3.6%
	U.S. Treasury Bonds,
165	3.000%, 05/15/42 (m)	171
3,000	5.375%, 02/15/31 (m)	4,339
2,500	6.000%, 02/15/26 (m)	3,659
4,000	6.250%, 08/15/23 (m)	5,805
3,000	U.S. Treasury Bonds STRIPS, 08/15/16 (m)	2,946
100	U.S. Treasury Inflation Indexed Notes, 1.250%, 04/15/14	112
	U.S. Treasury Notes,
145	0.500%, 11/30/12 (k)	145
180	1.625%, 08/15/22 (m)	180
2,000	2.625%, 12/31/14 (m)	2,106
4,590	2.875%, 01/31/13 (k) (m)	4,632
600	3.125%, 10/31/16 (m)	664

	Total U.S. Treasury Obligations (Cost $22,047)	24,759

SHARES
Short-Term Investments — 3.1%
	Investment Company — 3.1%
20,890	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $20,890)	20,890

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.0% (g)
	U.S. Treasury Bills,
30	0.096%, 01/17/13 (n)	30
30	0.168%, 05/30/13 (m) (n)	30

	Total U.S. Treasury Obligations (Cost $60)	60

	Total Short-Term Investments (Cost $20,950)	20,950

	Total Investments — 98.9% (Cost $573,340)	672,088
	Other Assets in Excess of Liabilities — 1.1%	7,683

	NET ASSETS — 100.0%	$679,771

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
52	Hang Seng Index	10/30/12	$7,000	$48
93	TOPIX Index	12/13/12	8,759	109
96	10 Year U.S. Treasury Note	12/19/12	12,814	73
5	30 Year U.S. Treasury Bond	12/19/12	747	10
240	Dow Jones Euro STOXX 50 Index	12/21/12	7,571	(267)
15	E-mini Russell 2000	12/21/12	1,252	(13)
31	E-mini S&P 500	12/21/12	2,223	8
6	2 Year U.S. Treasury Note	12/31/12	1,323	— (h)
23	5 Year U.S. Treasury Note	12/31/12	2,867	— (h)

	Short Futures Outstanding
(6)	10 Year Japanese Government Bond	12/11/12	(11,086)	(35)
(24)	10 Year U.S. Treasury Note	12/19/12	(3,203)	(14)
(49)	SFE SPI 200 Index	12/20/12	(5,571)	33
(67)	FTSE 100 Index	12/21/12	(6,181)	168

				$120

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 09/30/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
135,037	EUR
169,080	for CAD	Credit Suisse International	11/27/12	$172	#	$174	#	$2
79,462	EUR
64,168	for GBP	Credit Suisse International	11/27/12	104	#	102	#	(2)
79,989	EUR
63,793	for GBP	State Street Corp.	11/27/12	103	#	103	#	— (h)
99,889	EUR
10,276,232	for JPY	Westpac Banking Corp.	11/27/12	131	#	128	#	(3)
79,849	GBP
99,753	for EUR	Westpac Banking Corp.	11/27/12	128	#	129	#	1
82,793	AUD	Credit Suisse International	11/27/12	86		86		— (h)
3,199,462	AUD	Westpac Banking Corp.	11/27/12	3,329		3,302		(27)
98,385	CAD	Credit Suisse International	11/27/12	100		100		— (h)
160,703	CHF	Credit Suisse International	11/27/12	171		171		— (h)
1,516,255	CHF	Westpac Banking Corp.	11/27/12	1,588		1,614		26
285,233	EUR	BNP Paribas	11/27/12	357		367		10
340,292	EUR	Credit Suisse International	11/27/12	439		438		(1)
88,259	EUR	HSBC Bank, N.A.	11/27/12	115		113		(2)
475,559	EUR	Merrill Lynch International	11/27/12	615		611		(4)
320,411	EUR	Morgan Stanley	11/27/12	403		412		9
345,000	EUR	State Street Corp.	11/27/12	446		444		(2)
111,372	GBP	HSBC Bank, N.A.	11/27/12	181		180		(1)
715,646	GBP	Merrill Lynch International	11/27/12	1,160		1,155		(5)
7,419,389	JPY	BNP Paribas	11/27/12	96		95		(1)
45,444,067	JPY	Deutsche Bank AG	11/27/12	585		582		(3)
39,990,101	JPY	Westpac Banking Corp.	11/27/12	510		513		3
2,718,608	NOK	Credit Suisse International	11/27/12	462		473		11
4,570,442	SEK	Barclays Bank plc	11/27/12	688		695		7
1,204,708	SGD	Barclays Bank plc	11/27/12	967		982		15

				$12,936		$12,969		$33

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 09/30/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
278,564	AUD	BNP Paribas	11/27/12	$285	$287	$(2)
284,813	AUD	Deutsche Bank AG	11/27/12	293	294	(1)
65,526	AUD	State Street Bank & Trust	11/27/12	67	68	(1)
470,389	CAD	TD Bank Financial Group	11/27/12	474	477	(3)
35,155	CHF	BNP Paribas	11/27/12	37	38	(1)
229,166	CHF	Deutsche Bank AG	11/27/12	244	244	— (h)
620,612	DKK	TD Bank Financial Group	11/27/12	105	107	(2)
106,445	EUR	Barclays Bank plc	11/27/12	134	137	(3)
828,134	EUR	Deutsche Bank AG	11/27/12	1,065	1,064	1
1,885,361	EUR	TD Bank Financial Group	11/27/12	2,370	2,425	(55)
480,301	GBP	Deutsche Bank AG	11/27/12	776	776	— (h)
2,280,017	GBP	HSBC Bank, N.A.	11/27/12	3,617	3,681	(64)
46,229	GBP	Royal Bank of Canada	11/27/12	73	74	(1)
109,746	GBP	State Street Bank & Trust	11/27/12	174	177	(3)
1,222,350	HKD	Citibank, N.A.	11/27/12	158	158	— (h)
2,628,701	HKD	HSBC Bank, N.A.	11/27/12	339	339	— (h)
7,803,587	JPY	Barclays Bank plc	11/27/12	100	101	(1)
60,683,003	JPY	Deutsche Bank AG	11/27/12	781	778	3
41,484,532	JPY	Westpac Banking Corp.	11/27/12	529	531	(2)
303,124	NZD	HSBC Bank, N.A.	11/27/12	246	251	(5)
869,764	SEK	Barclays Bank plc	11/27/12	130	132	(2)

				$11,997	$12,139	$(142)

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 09/30/12 of the currency being sold, and the value at 09/30/12 is the U.S. dollar market value of the currency being purchased.

Short Positions

SHARES	SECURITY DESCRIPTION	VALUE
(20)	Mondelez International, Inc. (w) † (Proceeds $513)	$(522)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
NZD	—	New Zealand Dollar
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue Bond
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2012.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2012.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
†	—	Short position is the result of the sale of a when issued security from a pending corporate action on Kraft Foods, Inc.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is approximately $108,747,000 and 16.2%, respectively.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,990
Aggregate gross unrealized depreciation	(12,242)

Net unrealized appreciation/depreciation	$98,748

Federal income tax cost of investments	$573,340

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., (“JPMAM”) which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Funds’ Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$40,764	$14,758	$—		$55,522
Consumer Staples	17,360	12,395	—	(a)	29,755
Energy	27,760	13,486	—		41,246
Financials	46,694	22,595	—		69,289
Health Care	33,714	9,353	—		43,067
Industrials	28,118	12,290	—		40,408
Information Technology	51,648	11,615	—		63,263
Materials	10,267	9,446	—		19,713
Telecommunication Services	5,729	4,476	—		10,205
Utilities	7,717	3,048	—		10,765

Total Common Stocks	269,771	113,462	—	(a)	383,233

Preferred Stocks
Consumer Discretionary	—	1,194	—		1,194
Consumer Staples	—	1,481	—		1,481
Financials	93	483	—		576
Total Preferred Stocks	93	3,158	—		3,251
Debt Securities
Asset-Backed Securities	—	17,697	—		17,697
Collateralized Mortgage Obligations
Agency CMO	—	36,911	—		36,911
Non-Agency CMO	—	11,416	—		11,416

Total Collateralized Mortgage Obligations	—	48,327	—		48,327

Commercial Mortgage-Backed Securities	—	3,445	—		3,445
Corporate Bonds
Consumer Discretionary	—	5,809	—		5,809
Consumer Staples	—	3,407	—		3,407
Energy	—	4,662	—		4,662
Financials	—	18,707	—		18,707
Health Care	—	2,732	—		2,732
Industrials	—	3,902	279		4,181
Information Technology	—	1,415	—		1,415
Materials	—	1,363	—		1,363
Telecommunication Services	—	2,939	—		2,939
Utilities	—	5,517	—		5,517

Total Corporate Bonds	—	50,453	279		50,732

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

Foreign Government Securities	—	61	—	61
Mortgage Pass-Through Securities	—	6,635	—	6,635
Municipal Bonds	—	520	—	520
Supranational	—	67	—	67
U.S. Government Agency Securities	—	140	—	140
U.S. Treasury Obligations	—	24,759	—	24,759
Investment Companies	112,271	—	—	112,271
Short-Term Investments
Investment Company	20,890	—	—	20,890
U.S. Treasury Obligations	—	60	—	60

Total Investments in Securities	$403,025	$268,784	$279	$672,088

Total Liabilities	$(522)	$—	$—	$(522)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$88	$—	$88
Futures Contracts	449	—	—	449

Total Appreciation in Other Financial Instruments	$449	$88	$—	$537

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(197)	$—	$(197)
Futures Contracts	(329)	—	—	(329)

Total Depreciation in Other Financial Instruments	$(329)	$(197)	$—	$(526)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 6/30/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/12
Investments in Securities
Common Stocks -Consumer Staples	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Corporate Bonds - Industrials	277		—	6	—	—	(4)	—	—	279

Total	$277		$—	$6	$—	$—	$(4)	$—	$—	$279

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3) amounted to approximately $6,000.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.0%
Consumer Discretionary — 16.5%
	Hotels, Restaurants & Leisure — 4.4%
19	Las Vegas Sands Corp.	888
17	Starbucks Corp.	887

		1,775

	Internet & Catalog Retail — 6.5%
4	Amazon.com, Inc. (a)	1,069
2	priceline.com, Inc. (a)	1,513

		2,582

	Specialty Retail — 2.9%
19	Home Depot, Inc. (The)	1,138

	Textiles, Apparel & Luxury Goods — 2.7%
20	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,066

	Total Consumer Discretionary	6,561

Consumer Staples — 3.8%
	Food & Staples Retailing — 3.8%
16	Whole Foods Market, Inc.	1,515

Energy — 4.2%
	Energy Equipment & Services — 4.2%
30	Cameron International Corp. (a)	1,674

Financials — 6.6%
	Consumer Finance — 3.4%
24	Capital One Financial Corp.	1,356

	Real Estate Investment Trusts (REITs) — 3.2%
18	American Tower Corp.	1,287

	Total Financials	2,643

Health Care — 21.9%
	Biotechnology — 9.3%
18	Biogen Idec, Inc. (a)	2,622
7	Regeneron Pharmaceuticals, Inc. (a)	1,061

		3,683

	Health Care Providers & Services — 5.4%
34	Express Scripts Holding Co. (a)	2,150

	Pharmaceuticals — 7.2%
14	Allergan, Inc.	1,246
10	Novo Nordisk A/S, (Denmark), ADR	1,637

		2,883

	Total Health Care	8,716

Industrials — 7.2%
	Aerospace & Defense — 2.2%
6	TransDigm Group, Inc. (a)	880

	Road & Rail — 5.0%
26	Kansas City Southern	1,976

	Total Industrials	2,856

Information Technology — 35.8%
	Computers & Peripherals — 14.1%
6	Apple, Inc.	4,224
51	EMC Corp. (a)	1,382

		5,606

Internet Software & Services — 4.1%
2	Google, Inc., Class A (a)	1,615

	IT Services — 7.5%
4	MasterCard, Inc., Class A	1,583
19	Teradata Corp. (a)	1,423

		3,006

	Semiconductors & Semiconductor Equipment — 2.6%
38	ARM Holdings plc, (United Kingdom), ADR	1,052

	Software — 7.5%
13	Citrix Systems, Inc. (a)	1,001
7	Salesforce.com, Inc. (a)	1,084
9	VMware, Inc., Class A (a)	887

		2,972

	Total Information Technology	14,251

Materials — 4.0%
	Chemicals — 4.0%
18	Monsanto Co.	1,606

	Total Common Stocks (Cost $31,751)	39,822

Short-Term Investment — 0.1%
	Investment Company — 0.1%
27	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $27)	27

	Total Investments — 100.1% (Cost $31,778)	39,849
	Liabilities in Excess of Other Assets — (0.1)%	(40)

	NET ASSETS — 100.0%	$39,809

Percentages indicated are based on net assets.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,160
Aggregate gross unrealized depreciation	(89)

Net unrealized appreciation/depreciation	$8,071

Federal income tax cost of investments	$31,778

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$37,160	$2,689	$—	$39,849

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the report values of which are an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 14.6%
	Automobiles — 0.6%
82	Tesla Motors, Inc. (a)	2,404

	Diversified Consumer Services — 0.4%
48	Sotheby’s	1,507

	Hotels, Restaurants & Leisure — 3.4%
52	BJ’s Restaurants, Inc. (a)	2,360
117	Bravo Brio Restaurant Group, Inc. (a)	1,701
476	Morgans Hotel Group Co. (a)	3,058
346	Scientific Games Corp., Class A (a)	2,862
52	Vail Resorts, Inc.	3,013

		12,994

	Internet & Catalog Retail — 1.8%
116	HomeAway, Inc. (a)	2,709
113	Kayak Software Corp. (a)	4,001

		6,710

	Leisure Equipment & Products — 0.6%
60	Arctic Cat, Inc. (a)	2,478

	Media — 2.3%
312	National CineMedia, Inc.	5,106
288	ReachLocal, Inc. (a)	3,607

		8,713

	Specialty Retail — 3.4%
66	Children’s Place Retail Stores, Inc. (The) (a)	3,957
85	Lumber Liquidators Holdings, Inc. (a)	4,290
146	rue21, Inc. (a)	4,541

		12,788

	Textiles, Apparel & Luxury Goods — 2.1%
151	Vera Bradley, Inc. (a)	3,604
95	Wolverine World Wide, Inc.	4,199

		7,803

	Total Consumer Discretionary	55,397

Consumer Staples — 1.2%
	Food & Staples Retailing — 0.7%
47	Fresh Market, Inc. (The) (a)	2,813

	Food Products — 0.5%
114	Dean Foods Co. (a)	1,871

	Total Consumer Staples	4,684

Energy — 6.0%
	Energy Equipment & Services — 2.5%
75	Dril-Quip, Inc. (a)	5,422
179	Forum Energy Technologies, Inc. (a)	4,358

		9,780

	Oil, Gas & Consumable Fuels — 3.5%
127	Laredo Petroleum Holdings, Inc. (a)	2,787
583	Magnum Hunter Resources Corp. (a)	2,587
137	Oasis Petroleum, Inc. (a)	4,038
79	Rosetta Resources, Inc. (a)	3,792

		13,204

	Total Energy	22,984

Financials — 9.0%
	Capital Markets — 4.7%
36	Affiliated Managers Group, Inc. (a)	4,436
73	Cohen & Steers, Inc.	2,167
179	Financial Engines, Inc. (a)	4,275
412	PennantPark Investment Corp.	4,373
83	Stifel Financial Corp. (a)	2,777

		18,028

	Commercial Banks — 0.9%
50	Signature Bank (a)	3,336

	Insurance — 0.7%
97	Amtrust Financial Services, Inc.	2,481

	Real Estate Investment Trusts (REITs) — 2.1%
42	BRE Properties, Inc.	1,953
174	Douglas Emmett, Inc. (m)	4,014
34	Home Properties, Inc.	2,057

		8,024

	Real Estate Management & Development — 0.6%
54	Zillow, Inc., Class A (a)	2,287

	Total Financials	34,156

Health Care — 20.9%
	Biotechnology — 5.7%
70	Acorda Therapeutics, Inc. (a)	1,788
129	Aegerion Pharmaceuticals, Inc. (a)	1,919
86	Ariad Pharmaceuticals, Inc. (a)	2,078
92	Cubist Pharmaceuticals, Inc. (a)	4,380
188	Exact Sciences Corp. (a)	2,064
268	Halozyme Therapeutics, Inc. (a)	2,027
43	Onyx Pharmaceuticals, Inc. (a)	3,599
252	Synta Pharmaceuticals Corp. (a)	1,917
238	Threshold Pharmaceuticals, Inc. (a)	1,723

		21,495

	Health Care Equipment & Supplies — 6.3%
559	Imris, Inc., (Canada) (a)	2,505

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
226	Insulet Corp. (a) (c)	4,876
116	Masimo Corp. (a)	2,805
279	MELA Sciences, Inc. (a)	896
270	Novadaq Technologies, Inc., (Canada) (a)	2,792
375	Syneron Medical Ltd., (Israel) (a)	3,654
173	Tornier N.V., (Netherlands) (a)	3,275
998	Unilife Corp. (a)	3,113

		23,916

	Health Care Providers & Services — 4.2%
250	Acadia Healthcare Co., Inc. (a)	5,970
235	Emeritus Corp. (a)	4,926
81	Health Net, Inc. (a)	1,815
58	WellCare Health Plans, Inc. (a)	3,259

		15,970

	Health Care Technology — 0.6%
77	Vocera Communications, Inc. (a)	2,371

	Life Sciences Tools & Services — 1.8%
236	Bruker Corp. (a)	3,084
227	Fluidigm Corp. (a)	3,853

		6,937

	Pharmaceuticals — 2.3%
84	Impax Laboratories, Inc. (a)	2,185
284	Nektar Therapeutics (a)	3,031
124	Sagent Pharmaceuticals, Inc. (a)	1,984
47	ViroPharma, Inc. (a)	1,425

		8,625

	Total Health Care	79,314

Industrials — 19.4%
	Aerospace & Defense — 0.8%
78	HEICO Corp.	3,022

	Building Products — 4.1%
95	Armstrong World Industries, Inc.	4,392
104	Fortune Brands Home & Security, Inc. (a)	2,812
113	Simpson Manufacturing Co., Inc.	3,246
151	Trex Co., Inc. (a)	5,161

		15,611

	Commercial Services & Supplies — 0.9%
71	Clean Harbors, Inc. (a)	3,445

	Electrical Equipment — 1.3%
77	Acuity Brands, Inc.	4,856

	Industrial Conglomerates — 1.3%
96	Carlisle Cos., Inc.	5,008

	Machinery — 4.5%
80	Graco, Inc.	4,027
44	Middleby Corp. (a)	5,038
157	Rexnord Corp. (a)	2,861
131	Titan International, Inc.	2,306
35	Wabtec Corp.	2,820

		17,052

	Professional Services — 0.8%
129	Mistras Group, Inc. (a)	2,988

	Road & Rail — 2.1%
193	Marten Transport Ltd.	3,383
157	Old Dominion Freight Line, Inc. (a)	4,737

		8,120

	Trading Companies & Distributors — 3.6%
54	MSC Industrial Direct Co., Inc., Class A	3,675
271	Rush Enterprises, Inc., Class A (a)	5,229
60	Watsco, Inc.	4,557

		13,461

	Total Industrials	73,563

Information Technology — 25.9%
	Communications Equipment — 1.6%
241	Aruba Networks, Inc. (a)	5,415
15	Palo Alto Networks, Inc. (a)	902

		6,317

	Computers & Peripherals — 1.0%
134	Fusion-io, Inc. (a)	4,043

	Electronic Equipment, Instruments & Components — 0.2%
108	Audience, Inc. (a)	669

	Internet Software & Services — 5.6%
235	Bazaarvoice, Inc. (a)	3,554
135	Cornerstone OnDemand, Inc. (a)	4,133
155	DealerTrack Holdings, Inc. (a)	4,310
76	Demandware, Inc. (a)	2,402
238	Envestnet, Inc. (a)	2,782
95	OpenTable, Inc. (a)	3,941

		21,122

	IT Services — 0.9%
320	ServiceSource International, Inc. (a)	3,286

	Semiconductors & Semiconductor Equipment — 4.1%
123	Cavium, Inc. (a)	4,107

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
56	Cymer, Inc. (a)	2,843
61	Hittite Microwave Corp. (a)	3,385
333	Inphi Corp. (a)	3,553
16	Mellanox Technologies Ltd., (Israel) (a)	1,600

		15,488

	Software — 12.5%
114	BroadSoft, Inc. (a)	4,663
64	CommVault Systems, Inc. (a)	3,752
51	Concur Technologies, Inc. (a) (c)	3,734
121	Fortinet, Inc. (a)	2,921
83	Imperva, Inc. (a)	3,077
179	Infoblox, Inc. (a)	4,160
57	NetSuite, Inc. (a)	3,655
81	Parametric Technology Corp. (a)	1,773
144	RealPage, Inc. (a)	3,244
57	SolarWinds, Inc. (a)	3,172
42	Sourcefire, Inc. (a)	2,057
63	Splunk, Inc. (a)	2,303
481	Take-Two Interactive Software, Inc. (a)	5,015
126	TIBCO Software, Inc. (a)	3,811

		47,337

	Total Information Technology	98,262

Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
424	Boingo Wireless, Inc. (a)	3,366

	Total Common Stocks (Cost $310,313)	371,726

NUMBER OF WARRANTS
Warrant — 0.0%
Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
51	Magnum Hunter Resources Corp., expiring 10/14/13 (a) (Cost $—)	—

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
7,887	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $7,887)	7,887

Investment of Cash Collateral for Securities on Loan — 0.7%
	Investment Company — 0.7%
2,614	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $2,614)	2,614

	Total Investments — 100.7% (Cost $320,814)	382,227
	Liabilities in Excess of Other Assets — (0.7)%	(2,844)

	NET ASSETS — 100.0%	$379,383

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,215
Aggregate gross unrealized depreciation	(15,802)

Net unrealized appreciation/depreciation	$61,413

Federal income tax cost of investments	$320,814

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$379,640	$2,587	$—	$382,227

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an equity security (Magnum Hunter Resources Corp.) Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
Consumer Discretionary — 15.2%
	Hotels, Restaurants & Leisure — 3.3%
883	Marriott International, Inc., Class A	34,525
1,590	Starbucks Corp.	80,693

		115,218

	Internet & Catalog Retail — 7.5%
470	Amazon.com, Inc. (a)	119,530
220	priceline.com, Inc. (a)	136,121

		255,651

	Multiline Retail — 3.3%
2,200	Kohl’s Corp.	112,684

	Specialty Retail — 1.1%
100	AutoZone, Inc. (a)	36,967

	Total Consumer Discretionary	520,520

Consumer Staples — 4.3%
	Food & Staples Retailing — 2.9%
2,699	Walgreen Co.	98,351

	Household Products — 1.4%
680	Procter & Gamble Co. (The)	47,165

	Total Consumer Staples	145,516

Energy — 8.4%
	Energy Equipment & Services — 2.6%
1,580	Cameron International Corp. (a)	88,591

	Oil, Gas & Consumable Fuels — 5.8%
2,313	Devon Energy Corp.	139,937
1,128	Energen Corp.	59,118

		199,055

	Total Energy	287,646

Financials — 24.4%
	Capital Markets — 3.7%
1,082	Ameriprise Financial, Inc.	61,339
5,185	Charles Schwab Corp. (The)	66,316

		127,655

	Commercial Banks — 6.2%
786	M&T Bank Corp.	74,796
3,980	Wells Fargo & Co.	137,429

		212,225

	Insurance — 14.5%
5,251	American International Group, Inc. (a)	172,180
1,763	Berkshire Hathaway, Inc., Class B (a)	155,497
4,084	Loews Corp.	168,506

		496,183

	Total Financials	836,063

Health Care — 14.5%
	Biotechnology — 4.7%
1,085	Biogen Idec, Inc. (a)	161,914

	Health Care Providers & Services — 5.0%
2,710	Express Scripts Holding Co. (a)	169,836

	Pharmaceuticals — 4.8%
6,579	Pfizer, Inc.	163,488

	Total Health Care	495,238

Industrials — 4.1%
	Road & Rail — 4.1%
1,839	Kansas City Southern	139,359

Information Technology — 22.3%
	Computers & Peripherals — 14.2%
530	Apple, Inc.	353,648
4,829	EMC Corp. (a)	131,687

		485,335

	Internet Software & Services — 2.3%
107	Google, Inc., Class A (a)	80,732

	IT Services — 1.6%
740	Teradata Corp. (a)	55,803

	Semiconductors & Semiconductor Equipment — 2.2%
2,680	ARM Holdings plc, (United Kingdom), ADR	74,986

	Software — 2.0%
440	Salesforce.com, Inc. (a)	67,184

	Total Information Technology	764,040

Materials — 2.5%
	Construction Materials — 0.5%
218	Martin Marietta Materials, Inc.	18,066

	Containers & Packaging — 2.0%
939	Rock-Tenn Co., Class A	67,777

	Total Materials	85,843

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
1,648	Verizon Communications, Inc.	75,099

	Total Common Stocks (Cost $2,884,447)	3,349,324

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.7%

	Investment Company — 2.7%
93,169	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $93,169)	93,169

	Total Investments — 100.6% (Cost $2,977,616)	3,442,493
	Liabilities in Excess of Other Assets — (0.6)%	(22,207)

	NET ASSETS — 100.0%	$3,420,286

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,889
Aggregate gross unrealized depreciation	(30,012)

Net unrealized appreciation/depreciation	$464,877

Federal income tax cost of investments	$2,977,616

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,367,507	$74,986	$—	$3,442,493

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 16.8%
	Hotels, Restaurants & Leisure — 3.6%
100	Marriott International, Inc., Class A	3,898
34	McDonald’s Corp.	3,074
71	Yum! Brands, Inc.	4,703

		11,675

	Media — 6.2%
142	Comcast Corp., Class A	5,087
49	DIRECTV (a)	2,544
90	DISH Network Corp., Class A	2,767
88	Gannett Co., Inc.	1,557
85	Time Warner, Inc.	3,839
82	Walt Disney Co. (The)	4,292

		20,086

	Specialty Retail — 4.7%
8	AutoZone, Inc. (a)	2,813
104	Home Depot, Inc. (The)	6,273
37	Tiffany & Co.	2,277
90	TJX Cos., Inc.	4,022

		15,385

	Textiles, Apparel & Luxury Goods — 2.3%
43	NIKE, Inc., Class B	4,100
21	V.F. Corp.	3,379

		7,479

	Total Consumer Discretionary	54,625

Consumer Staples — 5.5%
	Beverages — 1.8%
55	Beam, Inc.	3,188
58	Dr. Pepper Snapple Group, Inc.	2,569

		5,757

	Food & Staples Retailing — 1.0%
71	CVS Caremark Corp.	3,414

	Food Products — 0.8%
32	JM Smucker Co. (The)	2,727

	Household Products — 1.1%
51	Procter & Gamble Co. (The)	3,527

	Tobacco — 0.8%
28	Philip Morris International, Inc.	2,509

	Total Consumer Staples	17,934

Energy — 11.8%
	Oil, Gas & Consumable Fuels — 11.8%
53	Chevron Corp.	6,219
107	ConocoPhillips	6,145
89	Devon Energy Corp.	5,397
30	Energen Corp.	1,588
33	EQT Corp.	1,923
99	Exxon Mobil Corp.	9,062
82	Kinder Morgan, Inc.	2,923
54	Phillips 66	2,492
71	Williams Cos., Inc. (The)	2,486

	Total Energy	38,235

Financials — 29.8%
	Capital Markets — 9.7%
16	Affiliated Managers Group, Inc. (a)	1,993
57	Ameriprise Financial, Inc.	3,248
14	BlackRock, Inc.	2,443
292	Charles Schwab Corp. (The)	3,735
41	Goldman Sachs Group, Inc. (The)	4,672
137	Invesco Ltd.	3,416
184	Morgan Stanley	3,077
45	Northern Trust Corp.	2,093
110	T. Rowe Price Group, Inc.	6,931

		31,608

	Commercial Banks — 6.6%
75	BB&T Corp.	2,487
36	M&T Bank Corp.	3,378
137	U.S. Bancorp	4,703
314	Wells Fargo & Co.	10,825

		21,393

	Consumer Finance — 1.7%
99	American Express Co.	5,652

	Diversified Financial Services — 3.9%
708	Bank of America Corp.	6,255
192	Citigroup, Inc.	6,278

		12,533

	Insurance — 5.3%
188	Hartford Financial Services Group, Inc.	3,655
58	Loews Corp.	2,409
105	Prudential Financial, Inc.	5,718
85	Validus Holdings Ltd., (Bermuda)	2,873
107	XL Group plc, (Ireland)	2,562

		17,217

	Real Estate Management & Development — 2.6%
157	Brookfield Asset Management, Inc., (Canada), Class A	5,422

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Real Estate Management & Development — Continued
175	Brookfield Office Properties, Inc., (Canada)	2,890

		8,312

	Total Financials	96,715

Health Care — 11.3%
	Biotechnology — 1.1%
24	Biogen Idec, Inc. (a)	3,537

	Health Care Equipment & Supplies — 1.9%
39	Baxter International, Inc.	2,344
28	Becton, Dickinson & Co.	2,223
30	Covidien plc, (Ireland)	1,784

		6,351

	Health Care Providers & Services — 2.5%
46	Humana, Inc.	3,220
87	UnitedHealth Group, Inc.	4,793

		8,013

	Pharmaceuticals — 5.8%
53	Abbott Laboratories	3,648
215	Merck & Co., Inc.	9,677
218	Pfizer, Inc.	5,407

		18,732

	Total Health Care	36,633

Industrials — 7.9%
	Aerospace & Defense — 2.8%
73	Honeywell International, Inc.	4,338
23	L-3 Communications Holdings, Inc.	1,664
37	United Technologies Corp.	2,912

		8,914

	Electrical Equipment — 1.4%
21	Cooper Industries plc	1,576
60	Emerson Electric Co.	2,911

		4,487

	Industrial Conglomerates — 3.0%
26	3M Co.	2,421
321	General Electric Co.	7,288

		9,709

	Machinery — 0.7%
60	PACCAR, Inc.	2,385

	Total Industrials	25,495

Information Technology — 8.6%
	Communications Equipment — 1.5%
158	Cisco Systems, Inc.	3,009
28	QUALCOMM, Inc.	1,756

		4,765

	Computers & Peripherals — 2.2%
11	Apple, Inc.	7,140

	IT Services — 1.9%
41	Accenture plc, (Ireland), Class A	2,850
16	International Business Machines Corp.	3,236

		6,086

	Software — 3.0%
333	Microsoft Corp.	9,917

	Total Information Technology	27,908

Materials — 0.7%
	Chemicals — 0.7%
47	E.I. du Pont de Nemours & Co.	2,378

Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 3.2%
103	AT&T, Inc.	3,872
143	Verizon Communications, Inc.	6,517

	Total Telecommunication Services	10,389

Utilities — 3.0%
	Electric Utilities — 0.7%
35	NextEra Energy, Inc.	2,426

	Multi-Utilities — 2.3%
153	CMS Energy Corp.	3,594
45	PG&E Corp.	1,899
30	Sempra Energy	1,954

		7,447

	Total Utilities	9,873

	Total Common Stocks (Cost $217,030)	320,185

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.9%
	Investment Company — 1.9%
6,043	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $6,043)	6,043

	Total Investments — 100.5% (Cost $223,073)	326,228
	Liabilities in Excess of Other Assets — (0.5)%	(1,629)

	NET ASSETS — 100.0%	$324,599

Percentages indicated are based on net assets.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (Continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,710
Aggregate gross unrealized depreciation	(1,555)

Net unrealized appreciation/depreciation	$103,155

Federal income tax cost of investments	$223,073

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$326,228	$—	$—	$326,228

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
Consumer Discretionary — 11.9%
	Auto Components — 0.2%
77	TRW Automotive Holdings Corp. (a)	3,374

	Automobiles — 1.0%
1,949	Ford Motor Co.	19,215

	Diversified Consumer Services — 0.4%
429	H&R Block, Inc.	7,436

	Hotels, Restaurants & Leisure — 1.5%
158	Bally Technologies, Inc. (a)	7,789
228	Brinker International, Inc.	8,031
65	Six Flags Entertainment Corp.	3,822
157	Wyndham Worldwide Corp.	8,218

		27,860

	Household Durables — 0.6%
160	Jarden Corp.	8,428
257	PulteGroup, Inc. (a)	3,988

		12,416

	Internet & Catalog Retail — 0.5%
158	Expedia, Inc.	9,110

	Media — 3.0%
370	CBS Corp. (Non-Voting), Class B	13,438
515	Gannett Co., Inc.	9,145
145	Time Warner Cable, Inc.	13,774
366	Viacom, Inc., Class B	19,625

		55,982

	Multiline Retail — 1.9%
103	Dillard’s, Inc., Class A	7,471
742	Macy’s, Inc.	27,895

		35,366

	Specialty Retail — 2.4%
229	Foot Locker, Inc.	8,122
481	Home Depot, Inc. (The)	29,014
56	PetSmart, Inc.	3,891
81	TJX Cos., Inc.	3,632

		44,659

	Textiles, Apparel & Luxury Goods — 0.4%
45	PVH Corp.	4,190
26	V.F. Corp.	4,191

		8,381

	Total Consumer Discretionary	223,799

Consumer Staples — 9.4%
	Beverages — 0.4%
229	Constellation Brands, Inc., Class A (a)	7,398

	Food & Staples Retailing — 2.4%
446	CVS Caremark Corp.	21,615
463	Kroger Co. (The)	10,889
176	Wal-Mart Stores, Inc.	13,011

		45,515

	Food Products — 2.1%
799	Archer-Daniels-Midland Co.	21,711
67	Campbell Soup Co.	2,326
255	ConAgra Foods, Inc.	7,033
226	Dean Foods Co. (a)	3,693
95	General Mills, Inc.	3,802
99	Tyson Foods, Inc., Class A	1,586

		40,151

	Household Products — 1.6%
106	Energizer Holdings, Inc.	7,924
251	Kimberly-Clark Corp.	21,565

		29,489

	Personal Products — 0.3%
176	Nu Skin Enterprises, Inc., Class A	6,846

	Tobacco — 2.6%
144	Altria Group, Inc.	4,801
486	Philip Morris International, Inc.	43,747

		48,548

	Total Consumer Staples	177,947

Energy — 10.8%
	Energy Equipment & Services — 1.0%
242	National Oilwell Varco, Inc.	19,363

	Oil, Gas & Consumable Fuels — 9.8%
497	Chevron Corp.	57,884
298	ConocoPhillips	17,034
735	Exxon Mobil Corp.	67,202
317	Marathon Oil Corp.	9,385
27	Marathon Petroleum Corp.	1,458
137	Occidental Petroleum Corp.	11,799
149	Phillips 66	6,904
104	Tesoro Corp.	4,366
303	Western Refining, Inc.	7,922

		183,954

	Total Energy	203,317

Financials — 13.7%
	Capital Markets — 1.7%
664	American Capital Ltd. (a)	7,531
155	Ameriprise Financial, Inc.	8,810

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Capital Markets — Continued
132	Goldman Sachs Group, Inc. (The)	14,973

		31,314

	Commercial Banks — 2.9%
953	Fifth Third Bancorp	14,781
1,146	Wells Fargo & Co.	39,573

		54,354

	Consumer Finance — 1.6%
755	Discover Financial Services	30,012

	Diversified Financial Services — 1.3%
774	Citigroup, Inc.	25,326

	Insurance — 3.3%
93	ACE Ltd., (Switzerland)	7,053
132	Allstate Corp. (The)	5,244
81	Assurant, Inc.	3,029
69	Everest Re Group Ltd., (Bermuda)	7,370
323	Lincoln National Corp.	7,804
703	MetLife, Inc.	24,208
258	Protective Life Corp.	6,770
27	Validus Holdings Ltd., (Bermuda)	905

		62,383

	Real Estate Investment Trusts (REITs) — 2.9%
376	CBL & Associates Properties, Inc.	8,017
255	Extra Space Storage, Inc.	8,479
97	HCP, Inc.	4,328
28	Health Care REIT, Inc.	1,594
222	Hospitality Properties Trust	5,279
473	Host Hotels & Resorts, Inc.	7,597
242	LaSalle Hotel Properties	6,451
130	Prologis, Inc.	4,547
123	Ventas, Inc.	7,669

		53,961

	Total Financials	257,350

Health Care — 11.7%
	Biotechnology — 4.2%
422	Amgen, Inc.	35,592
490	Gilead Sciences, Inc. (a)	32,508
199	Vertex Pharmaceuticals, Inc. (a)	11,128

		79,228

	Health Care Equipment & Supplies — 0.4%
396	Hologic, Inc. (a)	8,017

	Health Care Providers & Services — 2.5%
116	Community Health Systems, Inc. (a)	3,371
520	HCA Holdings, Inc.	17,287
29	McKesson Corp.	2,469
431	UnitedHealth Group, Inc.	23,865

		46,992

	Pharmaceuticals — 4.6%
130	Endo Health Solutions, Inc. (a)	4,121
479	Merck & Co., Inc.	21,594
2,166	Pfizer, Inc.	53,829
532	Warner Chilcott plc, (Ireland), Class A	7,179

		86,723

	Total Health Care	220,960

Industrials — 9.8%
	Aerospace & Defense — 3.5%
393	General Dynamics Corp.	26,012
539	Honeywell International, Inc.	32,205
178	Huntington Ingalls Industries, Inc. (a)	7,493

		65,710

	Airlines — 0.6%
157	Alaska Air Group, Inc. (a)	5,490
281	United Continental Holdings, Inc. (a)	5,472

		10,962

	Commercial Services & Supplies — 2.1%
609	R.R. Donnelley & Sons Co.	6,457
592	Tyco International Ltd., (Switzerland)	33,278

		39,735

	Construction & Engineering — 0.4%
169	Chicago Bridge & Iron Co. N.V., (Netherlands)	6,449

	Machinery — 2.0%
438	Ingersoll-Rand plc, (Ireland)	19,640
161	Parker Hannifin Corp.	13,415
63	Stanley Black & Decker, Inc.	4,788

		37,843

	Professional Services — 0.4%
98	Dun & Bradstreet Corp. (The)	7,819

	Road & Rail — 0.8%
241	Norfolk Southern Corp.	15,329

	Total Industrials	183,847

Information Technology — 20.1%
	Communications Equipment — 1.0%
1,451	Brocade Communications Systems, Inc. (a)	8,580
400	Cisco Systems, Inc.	7,630

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Communications Equipment — Continued
49	QUALCOMM, Inc.	3,037

		19,247

	Computers & Peripherals — 6.4%
164	Apple, Inc.	109,097
186	Diebold, Inc.	6,270
146	Western Digital Corp.	5,651

		121,018

	Electronic Equipment, Instruments & Components — 0.6%
174	Itron, Inc. (a)	7,504
367	Vishay Intertechnology, Inc. (a)	3,610

		11,114

	Internet Software & Services — 1.0%
252	AOL, Inc. (a)	8,871
165	IAC/InterActiveCorp.	8,611

		17,482

	IT Services — 4.4%
46	Alliance Data Systems Corp. (a)	6,572
198	International Business Machines Corp.	41,106
285	Lender Processing Services, Inc.	7,960
201	Visa, Inc., Class A	27,031

		82,669

	Semiconductors & Semiconductor Equipment — 2.5%
522	Altera Corp.	17,740
432	Broadcom Corp., Class A (a)	14,925
439	Freescale Semiconductor Ltd. (a)	4,179
220	Lam Research Corp. (a)	6,989
388	Marvell Technology Group Ltd., (Bermuda)	3,554

		47,387

	Software — 4.2%
27	BMC Software, Inc. (a)	1,108
1,871	Microsoft Corp.	55,715
497	Oracle Corp.	15,654
390	Symantec Corp. (a)	7,023

		79,500

	Total Information Technology	378,417

Materials — 3.9%
	Chemicals — 3.5%
74	CF Industries Holdings, Inc.	16,423
535	Huntsman Corp.	7,989
177	LyondellBasell Industries N.V., (Netherlands), Class A	9,139
145	Monsanto Co.	13,198
174	PPG Industries, Inc.	19,948

		66,697

	Paper & Forest Products — 0.4%
210	International Paper Co.	7,609

	Total Materials	74,306

Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 3.4%
596	AT&T, Inc.	22,484
527	CenturyLink, Inc.	21,280
425	Verizon Communications, Inc.	19,381

	Total Telecommunication Services	63,145

Utilities — 2.9%
	Electric Utilities — 1.8%
501	American Electric Power Co., Inc.	22,007
170	NextEra Energy, Inc.	11,928

		33,935

	Gas Utilities — 0.2%
122	UGI Corp.	3,870

	Independent Power Producers & Energy Traders — 0.3%
539	AES Corp. (The) (a)	5,912

	Multi-Utilities — 0.6%
21	Ameren Corp.	686
59	Consolidated Edison, Inc.	3,516
89	Sempra Energy	5,759

		9,961

	Total Utilities	53,678

	Total Common Stocks (Cost $1,415,415)	1,836,766

Short-Term Investment — 1.9%
	Investment Company — 1.9%
36,313	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $36,313)	36,313

	Total Investments — 99.5% (Cost $1,451,728)	1,873,079
	Other Assets in Excess of Liabilities — 0.5%	10,354

	NET ASSETS — 100.0%	$1,883,433

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
655	E-mini S&P 500	12/21/12	$46,970	$(18)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$444,337
Aggregate gross unrealized depreciation	(22,986)

Net unrealized appreciation/depreciation	$421,351

Federal income tax cost of investments	$1,451,728

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,873,079	$—	$—	$1,873,079
Depreciation in Other Financial Instruments
Futures Contracts	$(18)	$—	$—	$(18)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.5%
Consumer Discretionary — 16.0%
	Auto Components — 0.4%
87	Delphi Automotive plc, (United Kingdom) (a)	2,706

	Automobiles — 0.5%
216	Ford Motor Co.	2,131
41	Thor Industries, Inc.	1,474

		3,605

	Diversified Consumer Services — 0.7%
156	H&R Block, Inc.	2,703
147	Service Corp. International	1,972

		4,675

	Hotels, Restaurants & Leisure — 2.6%
57	Bally Technologies, Inc. (a)	2,815
88	Brinker International, Inc.	3,092
152	Marriott International, Inc., Class A	5,936
47	Six Flags Entertainment Corp.	2,740
55	Wyndham Worldwide Corp.	2,902

		17,485

	Household Durables — 0.7%
65	Jarden Corp.	3,440
80	PulteGroup, Inc. (a)	1,235

		4,675

	Internet & Catalog Retail — 1.6%
57	Expedia, Inc.	3,285
12	priceline.com, Inc. (a)	7,611

		10,896

	Leisure Equipment & Products — 0.6%
43	Mattel, Inc.	1,536
28	Polaris Industries, Inc.	2,281

		3,817

	Media — 3.5%
114	CBS Corp. (Non-Voting), Class B	4,149
120	DIRECTV (a)	6,274
182	Gannett Co., Inc.	3,225
31	Scripps Networks Interactive, Inc., Class A	1,917
18	Time Warner Cable, Inc.	1,749
119	Viacom, Inc., Class B	6,356

		23,670

	Multiline Retail — 1.3%
244	Macy’s, Inc.	9,191

	Specialty Retail — 3.7%
47	Gap, Inc. (The)	1,689
269	Home Depot, Inc. (The)	16,251
25	PetSmart, Inc.	1,704
116	TJX Cos., Inc.	5,209

		24,853

	Textiles, Apparel & Luxury Goods — 0.4%
32	PVH Corp.	3,009

	Total Consumer Discretionary	108,582

Consumer Staples — 12.4%
	Beverages — 2.4%
279	Coca-Cola Co. (The)	10,582
92	Coca-Cola Enterprises, Inc.	2,880
82	Constellation Brands, Inc., Class A (a)	2,656

		16,118

	Food & Staples Retailing — 3.1%
105	CVS Caremark Corp.	5,065
129	Kroger Co. (The)	3,032
175	Wal-Mart Stores, Inc.	12,930

		21,027

	Food Products — 2.4%
229	Archer-Daniels-Midland Co.	6,230
78	Campbell Soup Co.	2,705
96	ConAgra Foods, Inc.	2,651
61	Dean Foods Co. (a)	991
103	General Mills, Inc.	4,085

		16,662

	Household Products — 1.0%
18	Energizer Holdings, Inc.	1,306
67	Kimberly-Clark Corp.	5,756

		7,062

	Personal Products — 0.4%
63	Nu Skin Enterprises, Inc., Class A	2,442

	Tobacco — 3.1%
234	Philip Morris International, Inc.	21,064

	Total Consumer Staples	84,375

Energy — 4.6%
	Energy Equipment & Services — 1.4%
121	National Oilwell Varco, Inc.	9,653

	Oil, Gas & Consumable Fuels — 3.2%
61	Chevron Corp.	7,072
76	Exxon Mobil Corp.	6,959
100	Marathon Oil Corp.	2,951
15	Marathon Petroleum Corp.	792
24	Phillips 66	1,108

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
89	Western Refining, Inc.	2,338

		21,220

	Total Energy	30,873

Financials — 5.3%
	Capital Markets — 0.8%
228	American Capital Ltd. (a)	2,587
49	Ameriprise Financial, Inc.	2,800

		5,387

	Commercial Banks — 0.6%
114	Wells Fargo & Co.	3,930

	Consumer Finance — 1.6%
263	Discover Financial Services	10,441

	Diversified Financial Services — 0.3%
62	Citigroup, Inc.	2,012

	Insurance — 0.3%
66	Validus Holdings Ltd., (Bermuda)	2,238

	Real Estate Investment Trusts (REITs) — 1.7%
136	CBL & Associates Properties, Inc.	2,896
35	Digital Realty Trust, Inc.	2,424
20	Extra Space Storage, Inc.	648
84	Hospitality Properties Trust	1,995
54	LaSalle Hotel Properties	1,439
35	Ventas, Inc.	2,191

		11,593

	Total Financials	35,601

Health Care — 11.4%
	Biotechnology — 4.4%
146	Amgen, Inc.	12,311
223	Gilead Sciences, Inc. (a)	14,811
49	Vertex Pharmaceuticals, Inc. (a)	2,764

		29,886

	Health Care Equipment & Supplies — 1.9%
100	Baxter International, Inc.	6,008
96	Covidien plc, (Ireland)	5,704
24	Zimmer Holdings, Inc.	1,589

		13,301

	Health Care Providers & Services — 2.7%
46	HCA Holdings, Inc.	1,543
122	McKesson Corp.	10,496
109	UnitedHealth Group, Inc.	6,017

		18,056

	Pharmaceuticals — 2.4%
81	Endo Health Solutions, Inc. (a)	2,579
451	Pfizer, Inc.	11,217
189	Warner Chilcott plc, (Ireland), Class A	2,546

		16,342

	Total Health Care	77,585

Industrials — 10.7%
	Aerospace & Defense — 3.0%
131	General Dynamics Corp.	8,629
199	Honeywell International, Inc.	11,914

		20,543

	Airlines — 0.6%
253	Delta Air Lines, Inc. (a)	2,317
76	United Continental Holdings, Inc. (a)	1,484

		3,801

	Commercial Services & Supplies — 1.6%
230	R.R. Donnelley & Sons Co.	2,442
150	Tyco International Ltd., (Switzerland)	8,456

		10,898

	Construction & Engineering — 0.3%
60	Chicago Bridge & Iron Co. N.V., (Netherlands)	2,289

	Machinery — 3.5%
256	Ingersoll-Rand plc, (Ireland)	11,474
106	Parker Hannifin Corp.	8,893
43	Stanley Black & Decker, Inc.	3,263

		23,630

	Professional Services — 0.4%
37	Dun & Bradstreet Corp. (The)	2,962

	Road & Rail — 1.3%
247	CSX Corp.	5,132
30	Union Pacific Corp.	3,525

		8,657

	Total Industrials	72,780

Information Technology — 31.1%
	Communications Equipment — 1.4%
519	Brocade Communications Systems, Inc. (a)	3,067
103	QUALCOMM, Inc.	6,443

		9,510

	Computers & Peripherals — 10.2%
102	Apple, Inc.	67,827
43	Diebold, Inc.	1,453

		69,280

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — 0.2%
144	Vishay Intertechnology, Inc. (a)	1,413

	Internet Software & Services — 1.5%
90	AOL, Inc. (a)	3,170
9	Google, Inc., Class A (a)	7,017

		10,187

	IT Services — 8.2%
23	Alliance Data Systems Corp. (a)	3,244
66	FleetCor Technologies, Inc. (a)	2,948
142	International Business Machines Corp.	29,364
100	Lender Processing Services, Inc.	2,792
80	NeuStar, Inc., Class A (a)	3,182
60	Visa, Inc., Class A	7,990
335	Western Union Co. (The)	6,109

		55,629

	Semiconductors & Semiconductor Equipment — 2.7%
201	Altera Corp.	6,845
160	Broadcom Corp., Class A (a)	5,515
161	Freescale Semiconductor Ltd. (a)	1,528
83	Intel Corp.	1,876
39	Lam Research Corp. (a)	1,243
118	Marvell Technology Group Ltd., (Bermuda)	1,079

		18,086

	Software — 6.9%
68	BMC Software, Inc. (a)	2,834
995	Microsoft Corp.	29,644
314	Oracle Corp.	9,900
265	Symantec Corp. (a)	4,765

		47,143

	Total Information Technology	211,248

Materials — 4.2%
	Chemicals — 4.2%
43	CF Industries Holdings, Inc.	9,579
74	LyondellBasell Industries N.V., (Netherlands), Class A	3,823
99	Monsanto Co.	9,047
55	PPG Industries, Inc.	6,282

	Total Materials	28,731

Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
235	CenturyLink, Inc.	9,487
102	tw telecom, inc. (a)	2,646

	Total Telecommunication Services	12,133

	Total Common Stocks (Cost $496,479)	661,908

Short-Term Investment — 1.7%
	Investment Company — 1.7%
11,211	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $11,211)	11,211

	Total Investments — 99.2% (Cost $507,690)	673,119
	Other Assets in Excess of Liabilities — 0.8%	5,234

	NET ASSETS — 100.0%	$678,353

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
240	E-mini S&P 500	12/21/12	$17,210	$(99)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,363
Aggregate gross unrealized depreciation	(5,934)

Net unrealized appreciation/depreciation	$165,429

Federal income tax cost of investments	$507,690

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$673,119	$—	$—	$673,119
Depreciation in Other Financial Instruments
Futures Contracts	$(99)	$—	$—	$(99)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.5%
Consumer Discretionary — 13.1%
		Automobiles — 1.4%
8		Ford Motor Co.	81
2		Thor Industries, Inc.	61

			142

		Hotels, Restaurants & Leisure — 2.6%
2		Bally Technologies, Inc. (a)	77
4		Wyndham Worldwide Corp.	185

			262

		Household Durables — 0.4%
1		Jarden Corp.	45

		Internet & Catalog Retail — 1.9%
3		Expedia, Inc.	186

		Media — 3.0%
2		Time Warner Cable, Inc.	181
1		Time Warner, Inc.	32
2		Viacom, Inc., Class B	88

			301

		Multiline Retail — 1.1%
3		Macy’s, Inc.	109

		Specialty Retail — 2.1%
3		Best Buy Co., Inc.	44
3		Home Depot, Inc. (The)	167

			211

		Textiles, Apparel & Luxury Goods — 0.6%
–	(h)	V.F. Corp.	64

		Total Consumer Discretionary	1,320

Consumer Staples — 10.0%
		Beverages — 2.0%
6		Constellation Brands, Inc., Class A (a)	205

		Food & Staples Retailing — 3.3%
3		CVS Caremark Corp.	140
3		Kroger Co. (The)	70
1		Walgreen Co.	29
1		Wal-Mart Stores, Inc.	89

			328

		Food Products — 1.9%
1		Archer-Daniels-Midland Co.	37
3		Smithfield Foods, Inc. (a)	59
6		Tyson Foods, Inc., Class A	98

			194

		Household Products — 1.1%
2		Energizer Holdings, Inc.	112

		Personal Products — 0.7%
1		Nu Skin Enterprises, Inc., Class A	35
1		USANA Health Sciences, Inc. (a)	38

			73

		Tobacco — 1.0%
1		Philip Morris International, Inc.	104

		Total Consumer Staples	1,016

Energy — 11.0%
		Energy Equipment & Services — 1.1%
1		Halliburton Co.	35
1		National Oilwell Varco, Inc.	74

			109

		Oil, Gas & Consumable Fuels — 9.9%
–	(h)	Apache Corp.	32
2		Chevron Corp.	268
2		ConocoPhillips	94
4		Exxon Mobil Corp.	357
2		Marathon Oil Corp.	57
2		Marathon Petroleum Corp.	87
1		Occidental Petroleum Corp.	65
1		Phillips 66	39

			999

		Total Energy	1,108

Financials — 13.5%
		Capital Markets — 1.4%
2		Ameriprise Financial, Inc.	105
1		Bank of New York Mellon Corp. (The)	26
–	(h)	Goldman Sachs Group, Inc. (The)	14

			145

		Commercial Banks — 3.8%
1		BB&T Corp.	30
4		KeyCorp	33
3		PNC Financial Services Group, Inc.	178
4		Wells Fargo & Co.	143

			384

		Consumer Finance — 2.0%
2		Capital One Financial Corp.	120
1		Discover Financial Services	53
1		Nelnet, Inc., Class A	30

			203

		Diversified Financial Services — 1.4%
6		Bank of America Corp.	49
3		Citigroup, Inc.	89

			138

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Insurance — 2.8%
1		Allied World Assurance Co. Holdings AG, (Switzerland)	79
4		CNO Financial Group, Inc.	38
1		MetLife, Inc.	40
1		Protective Life Corp.	15
2		Prudential Financial, Inc.	106

			278

		Real Estate Investment Trusts (REITs) — 2.1%
4		CBL & Associates Properties, Inc.	89
4		First Industrial Realty Trust, Inc. (a)	50
1		Pennsylvania Real Estate Investment Trust	23
3		RLJ Lodging Trust	50

			212

		Total Financials	1,360

Health Care — 13.3%
		Biotechnology — 2.9%
1		Amgen, Inc.	95
–	(h)	Biogen Idec, Inc. (a)	52
1		Gilead Sciences, Inc. (a)	33
2		Vertex Pharmaceuticals, Inc. (a)	112

			292

		Health Care Equipment & Supplies — 3.2%
1		Baxter International, Inc.	53
1		Cooper Cos., Inc. (The)	64
2		Covidien plc, (Ireland)	93
4		Hologic, Inc. (a)	81
1		Medtronic, Inc.	28

			319

		Health Care Providers & Services — 3.0%
1		AmerisourceBergen Corp.	51
1		McKesson Corp.	47
4		UnitedHealth Group, Inc.	205

			303

		Life Sciences Tools & Services — 0.4%
1		Agilent Technologies, Inc.	43

		Pharmaceuticals — 3.8%
2		Merck & Co., Inc.	69
12		Pfizer, Inc.	286
2		Warner Chilcott plc, (Ireland), Class A	28

			383

		Total Health Care	1,340

Industrials — 7.4%
		Aerospace & Defense — 1.6%
1		General Dynamics Corp.	94
1		Honeywell International, Inc.	69

			163

		Airlines — 0.2%
1		United Continental Holdings, Inc. (a)	16

		Commercial Services & Supplies — 0.1%
1		R.R. Donnelley & Sons Co.	11

		Construction & Engineering — 1.3%
2		Chicago Bridge & Iron Co. N.V., (Netherlands)	77
2		KBR, Inc.	55

			132

		Machinery — 3.1%
2		Actuant Corp., Class A	56
1		Cummins, Inc.	51
3		Eaton Corp.	129
–	(h)	Parker Hannifin Corp.	23
1		Stanley Black & Decker, Inc.	53

			312

		Professional Services — 0.4%
1		Towers Watson & Co., Class A	40

		Road & Rail — 0.7%
1		Norfolk Southern Corp.	70

		Total Industrials	744

Information Technology — 18.9%
		Communications Equipment — 2.0%
7		Cisco Systems, Inc.	135
1		Harris Corp.	36
–	(h)	Palo Alto Networks, Inc. (a)	18
–	(h)	QUALCOMM, Inc.	17

			206

		Computers & Peripherals — 5.6%
1		Apple, Inc.	500
1		EMC Corp. (a)	25
1		Western Digital Corp.	41

			566

		Electronic Equipment, Instruments & Components — 0.2%
2		Vishay Intertechnology, Inc. (a)	18

		Internet Software & Services — 0.6%
1		IAC/InterActiveCorp.	57

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		IT Services — 4.1%
1		Alliance Data Systems Corp. (a)	100
1		CSG Systems International, Inc. (a)	15
1		International Business Machines Corp.	140
4		Lender Processing Services, Inc.	106
–	(h)	Visa, Inc., Class A	50

			411

		Semiconductors & Semiconductor Equipment — 2.4%
3		Altera Corp.	91
2		Broadcom Corp., Class A (a)	77
2		Freescale Semiconductor Ltd. (a)	22
1		Lam Research Corp. (a)	37
2		Marvell Technology Group Ltd., (Bermuda)	18

			245

		Software — 4.0%
1		Adobe Systems, Inc. (a)	22
1		BMC Software, Inc. (a)	26
9		Microsoft Corp.	266
3		Oracle Corp.	93

			407

		Total Information Technology	1,910

Materials — 3.7%
		Chemicals — 3.7%
1		CF Industries Holdings, Inc.	178
1		E.I. du Pont de Nemours & Co.	35
1		Monsanto Co.	93
1		PPG Industries, Inc.	72

		Total Materials	378

Telecommunication Services — 2.7%
		Diversified Telecommunication Services — 2.7%
3		AT&T, Inc.	124
4		CenturyLink, Inc.	153

		Total Telecommunication Services	277

Utilities — 2.9%
		Electric Utilities — 1.3%
1		NextEra Energy, Inc.	58
2		NV Energy, Inc.	37
2		PNM Resources, Inc.	34

			129

		Gas Utilities — 0.5%
2		UGI Corp.	48

		Independent Power Producers & Energy Traders — 0.7%
7		AES Corp. (The) (a)	75

		Multi-Utilities — 0.4%
1		Sempra Energy	42

		Total Utilities	294

		Total Common Stocks (Cost $7,389)	9,747

Short-Term Investment — 3.6%
		Investment Company — 3.6%
366		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $366)	366

		Total Investments — 100.1% (Cost $7,755)	10,113
		Liabilities in Excess of Other Assets — (0.1)%	(9)

		NET ASSETS — 100.0%	$10,104

Percentages indicated are based on net assets.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	12/21/12	$359	$(3)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,524
Aggregate gross unrealized depreciation	(166)

Net unrealized appreciation/depreciation	$2,358

Federal income tax cost of investments	$7,755

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,113	$—	$—	$10,113
Depreciation in Other Financial Instruments
Futures Contracts	$(3)	$—	$—	$(3)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 8.7%
	Automobiles — 1.4%
896	Ford Motor Co.	8,839
98	Thor Industries, Inc.	3,541

		12,380

	Diversified Consumer Services — 0.3%
181	H&R Block, Inc.	3,137

	Hotels, Restaurants & Leisure — 0.4%
70	Wyndham Worldwide Corp.	3,679

	Household Durables — 0.8%
80	Jarden Corp.	4,238
162	PulteGroup, Inc. (a)	2,509

		6,747

	Internet & Catalog Retail — 0.5%
71	Expedia, Inc.	4,124

	Media — 3.0%
274	CBS Corp. (Non-Voting), Class B	9,947
246	Gannett Co., Inc.	4,371
62	Time Warner Cable, Inc.	5,846
133	Viacom, Inc., Class B	7,133

		27,297

	Multiline Retail — 1.5%
354	Macy’s, Inc.	13,329

	Specialty Retail — 0.8%
158	Best Buy Co., Inc.	2,711
64	GameStop Corp., Class A	1,348
58	Home Depot, Inc. (The)	3,507

		7,566

	Total Consumer Discretionary	78,259

Consumer Staples — 6.5%
	Beverages — 0.4%
123	Constellation Brands, Inc., Class A (a)	3,986

	Food & Staples Retailing — 1.8%
235	CVS Caremark Corp.	11,354
151	Kroger Co. (The)	3,550
73	Safeway, Inc.	1,176

		16,080

	Food Products — 1.7%
359	Archer-Daniels-Midland Co.	9,755
172	Smithfield Foods, Inc. (a)	3,380
104	Tyson Foods, Inc., Class A	1,671

		14,806

	Household Products — 1.8%
48	Energizer Holdings, Inc.	3,604
78	Kimberly-Clark Corp.	6,699
87	Procter & Gamble Co. (The)	6,007

		16,310

	Personal Products — 0.4%
81	Nu Skin Enterprises, Inc., Class A	3,157

	Tobacco — 0.4%
42	Philip Morris International, Inc.	3,777

	Total Consumer Staples	58,116

Energy — 16.6%
	Energy Equipment & Services — 1.0%
107	National Oilwell Varco, Inc.	8,580

	Oil, Gas & Consumable Fuels — 15.6%
254	Chevron Corp.	29,612
328	ConocoPhillips	18,738
115	Energy XXI Bermuda Ltd., (Bermuda)	4,030
579	Exxon Mobil Corp.	52,986
516	Marathon Oil Corp.	15,258
73	Marathon Petroleum Corp.	3,996
63	Occidental Petroleum Corp.	5,430
164	Phillips 66	7,598
97	Western Refining, Inc.	2,532

		140,180

	Total Energy	148,760

Financials — 24.7%
	Capital Markets — 3.0%
307	American Capital Ltd. (a)	3,486
212	Ameriprise Financial, Inc.	11,996
99	Goldman Sachs Group, Inc. (The)	11,294

		26,776

	Commercial Banks — 5.4%
159	BB&T Corp.	5,262
357	Fifth Third Bancorp	5,536
110	PNC Financial Services Group, Inc.	6,971
877	Wells Fargo & Co.	30,267

		48,036

	Consumer Finance — 1.9%
23	Capital One Financial Corp.	1,323
399	Discover Financial Services	15,864

		17,187

	Diversified Financial Services — 4.2%
1,866	Bank of America Corp.	16,474

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Diversified Financial Services — Continued
651	Citigroup, Inc.	21,307

		37,781

	Insurance — 6.4%
50	Allied World Assurance Co. Holdings AG, (Switzerland)	3,866
424	Allstate Corp. (The)	16,810
288	American International Group, Inc. (a)	9,444
78	Hartford Financial Services Group, Inc.	1,511
114	Lincoln National Corp.	2,755
24	PartnerRe Ltd., (Bermuda)	1,753
126	Protective Life Corp.	3,289
212	Prudential Financial, Inc.	11,562
69	Torchmark Corp.	3,523
96	Validus Holdings Ltd., (Bermuda)	3,262

		57,775

	Real Estate Investment Trusts (REITs) — 3.8%
32	Alexandria Real Estate Equities, Inc.	2,382
197	Annaly Capital Management, Inc.	3,311
300	Brandywine Realty Trust	3,657
179	CBL & Associates Properties, Inc.	3,815
120	Douglas Emmett, Inc. (m)	2,778
75	Entertainment Properties Trust	3,332
112	Extra Space Storage, Inc.	3,717
152	Hospitality Properties Trust	3,622
184	Host Hotels & Resorts, Inc.	2,955
29	Mack-Cali Realty Corp.	761
61	Ventas, Inc.	3,803

		34,133

	Total Financials	221,688

Health Care — 12.2%
	Biotechnology — 2.7%
166	Amgen, Inc.	13,997
115	Gilead Sciences, Inc. (a)	7,641
50	Vertex Pharmaceuticals, Inc. (a)	2,815

		24,453

	Health Care Providers & Services — 3.3%
22	Aetna, Inc.	875
89	Community Health Systems, Inc. (a)	2,590
247	UnitedHealth Group, Inc.	13,681
214	WellPoint, Inc.	12,391

		29,537

	Pharmaceuticals — 6.2%
341	Merck & Co., Inc.	15,366
1,469	Pfizer, Inc.	36,500
230	Warner Chilcott plc, (Ireland), Class A	3,111

		54,977

	Total Health Care	108,967

Industrials — 7.7%
	Aerospace & Defense — 2.0%
216	General Dynamics Corp.	14,262
53	Northrop Grumman Corp.	3,508

		17,770

	Airlines — 0.5%
57	Alaska Air Group, Inc. (a)	1,988
71	Delta Air Lines, Inc. (a)	654
119	United Continental Holdings, Inc. (a)	2,326

		4,968

	Commercial Services & Supplies — 1.9%
302	Tyco International Ltd., (Switzerland)	16,979

	Construction & Engineering — 0.4%
157	AECOM Technology Corp. (a)	3,314

	Industrial Conglomerates — 0.5%
196	General Electric Co.	4,448

	Machinery — 1.8%
137	Ingersoll-Rand plc, (Ireland)	6,136
69	Parker Hannifin Corp.	5,725
53	Stanley Black & Decker, Inc.	4,041

		15,902

	Professional Services — 0.4%
46	Dun & Bradstreet Corp. (The)	3,670

	Road & Rail — 0.2%
16	Union Pacific Corp.	1,840

	Total Industrials	68,891

Information Technology — 6.8%
	Communications Equipment — 2.2%
676	Brocade Communications Systems, Inc. (a)	3,997
816	Cisco Systems, Inc.	15,578

		19,575

	Computers & Peripherals — 1.3%
13	Apple, Inc.	8,808
83	Western Digital Corp.	3,211

		12,019

	Electronic Equipment, Instruments & Components — 0.0% (g)
2	Itron, Inc. (a)	73

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Internet Software & Services — 0.4%
95	AOL, Inc. (a)	3,363

	IT Services — 0.7%
9	International Business Machines Corp.	1,950
137	Lender Processing Services, Inc.	3,815

		5,765

	Semiconductors & Semiconductor Equipment — 1.7%
143	Altera Corp.	4,853
109	Broadcom Corp., Class A (a)	3,776
128	Freescale Semiconductor Ltd. (a)	1,218
127	Lam Research Corp. (a)	4,024
174	Marvell Technology Group Ltd., (Bermuda)	1,593

		15,464

	Software — 0.5%
157	Microsoft Corp.	4,664

	Total Information Technology	60,923

Materials — 4.0%
	Chemicals — 3.8%
66	CF Industries Holdings, Inc.	14,757
248	Huntsman Corp.	3,698
303	LyondellBasell Industries N.V., (Netherlands), Class A	15,648

		34,103

	Paper & Forest Products — 0.2%
27	Domtar Corp., (Canada)	2,098

	Total Materials	36,201

Telecommunication Services — 4.0%
	Diversified Telecommunication Services — 4.0%
640	AT&T, Inc.	24,132
301	CenturyLink, Inc.	12,145

	Total Telecommunication Services	36,277

Utilities — 6.2%
	Electric Utilities — 4.1%
352	American Electric Power Co., Inc.	15,467
74	Cleco Corp.	3,094
50	Entergy Corp.	3,444
92	FirstEnergy Corp.	4,048
132	NextEra Energy, Inc.	9,256
62	NV Energy, Inc.	1,109

		36,418

	Gas Utilities — 0.4%
108	UGI Corp.	3,436

	Independent Power Producers & Energy Traders — 0.3%
285	AES Corp. (The) (a)	3,124

	Multi-Utilities — 1.4%
13	Ameren Corp.	408
56	Consolidated Edison, Inc.	3,360
143	Sempra Energy	9,235

		13,003

	Total Utilities	55,981

	Total Common Stocks (Cost $735,410)	874,063

Short-Term Investment — 3.3%
	Investment Company — 3.3%
29,312	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $29,312)	29,312

	Total Investments — 100.7% (Cost $764,722)	903,375
	Liabilities in Excess of Other Assets — (0.7)%	(6,393)

	NET ASSETS — 100.0%	$896,982

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
330	E-mini S&P 500	12/21/12	$23,664	$(104)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,038
Aggregate gross unrealized depreciation	(13,385)

Net unrealized appreciation/depreciation	$138,653

Federal income tax cost of investments	$764,722

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$903,375	$—	$—	$903,375
Depreciation in Other Financial Instruments
Futures Contracts	$(104)	$—	$—	$(104)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.6%
Consumer Discretionary — 16.9%
	Auto Components — 1.6%
552	Allison Transmission Holdings, Inc. (m)	11,096

	Automobiles — 1.7%
280	Harley-Davidson, Inc.	11,857

	Distributors — 1.3%
145	Genuine Parts Co.	8,840

	Hotels, Restaurants & Leisure — 4.5%
316	Brinker International, Inc. (m)	11,165
98	Cracker Barrel Old Country Store, Inc. (m)	6,597
315	Penn National Gaming, Inc. (a)	13,562

		31,324

	Household Durables — 2.1%
271	Jarden Corp.	14,321

	Multiline Retail — 1.9%
241	Nordstrom, Inc.	13,302

	Specialty Retail — 1.6%
540	American Eagle Outfitters, Inc. (m)	11,373

	Textiles, Apparel & Luxury Goods — 2.2%
137	Coach, Inc. (m)	7,675
205	Deckers Outdoor Corp. (a)	7,526

		15,201

	Total Consumer Discretionary	117,314

Energy — 9.5%
	Energy Equipment & Services — 3.7%
894	Patterson-UTI Energy, Inc.	14,153
237	Tidewater, Inc.	11,522

		25,675

	Oil, Gas & Consumable Fuels — 5.8%
276	Cimarex Energy Co. (m)	16,163
392	Devon Energy Corp.	23,733

		39,896

	Total Energy	65,571

Financials — 20.9%
	Capital Markets — 8.1%
73	BlackRock, Inc. (m)	13,016
120	Franklin Resources, Inc.	15,021
347	HFF, Inc., Class A (a)	5,167
919	Janus Capital Group, Inc.	8,672
916	TD Ameritrade Holding Corp.	14,077

		55,953

	Commercial Banks — 4.1%
997	Associated Banc-Corp. (m)	13,128
436	First Republic Bank	15,033

		28,161

	Insurance — 4.5%
259	Chubb Corp. (The) (m)	19,791
130	ProAssurance Corp.	11,787

		31,578

	Real Estate Investment Trusts (REITs) — 4.2%
154	Mid-America Apartment Communities, Inc.	10,056
231	National Retail Properties, Inc.	7,057
631	RLJ Lodging Trust	11,926

		29,039

	Total Financials	144,731

Health Care — 6.6%
	Health Care Equipment & Supplies — 1.0%
72	IDEXX Laboratories, Inc. (a)	7,181

	Health Care Providers & Services — 5.6%
149	Laboratory Corp. of America Holdings (a)	13,810
445	UnitedHealth Group, Inc.	24,684

		38,494

	Total Health Care	45,675

Industrials — 15.9%
	Aerospace & Defense — 1.3%
62	TransDigm Group, Inc. (a)	8,864

	Commercial Services & Supplies — 4.6%
444	Herman Miller, Inc.	8,625
775	Waste Connections, Inc.	23,449

		32,074

	Electrical Equipment — 1.0%
103	Regal-Beloit Corp.	7,263

	Machinery — 6.1%
109	Cummins, Inc.	10,005
233	Joy Global, Inc.	13,062
579	Rexnord Corp. (a)	10,548
214	Toro Co. (The)	8,503

		42,118

	Road & Rail — 1.5%
163	Norfolk Southern Corp.	10,395

	Trading Companies & Distributors — 1.4%
47	W.W. Grainger, Inc.	9,710

	Total Industrials	110,424

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Information Technology — 11.3%
	Computers & Peripherals — 1.6%
327	NetApp, Inc. (a)	10,766

	Electronic Equipment, Instruments & Components — 1.8%
214	Anixter International, Inc. (m)	12,311

	Semiconductors & Semiconductor Equipment — 3.7%
564	Freescale Semiconductor Ltd. (a)	5,359
383	Linear Technology Corp.	12,203
860	Marvell Technology Group Ltd., (Bermuda)	7,872

		25,434

	Software — 4.2%
144	Citrix Systems, Inc. (a) (m)	11,026
267	MICROS Systems, Inc. (a)	13,105
120	Solera Holdings, Inc.	5,259

		29,390

	Total Information Technology	77,901

Materials — 8.9%
	Chemicals — 1.8%
116	Airgas, Inc. (m)	9,551
70	Scotts Miracle-Gro Co. (The), Class A	3,041

		12,592

	Containers & Packaging — 4.8%
442	Crown Holdings, Inc. (a)	16,250
386	Silgan Holdings, Inc.	16,783

		33,033

	Metals & Mining — 2.3%
309	Reliance Steel & Aluminum Co.	16,199

	Total Materials	61,824

Utilities — 5.6%
	Electric Utilities — 1.1%
169	Southern Co. (The)	7,777

	Multi-Utilities — 4.5%
587	CMS Energy Corp. (m)	13,826
199	NorthWestern Corp.	7,207
268	Wisconsin Energy Corp.	10,102

		31,135

	Total Utilities	38,912

	Total Common Stocks (Cost $638,964)	662,352

Short-Term Investment — 4.2%
	Investment Company — 4.2%
29,173	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $29,173)	29,173

	Total Investments — 99.8% (Cost $668,137)	691,525
	Other Assets in Excess of Liabilities — 0.2%	1,259

	NET ASSETS — 100.0%	$692,784

Percentages indicated are based on net assets.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,638
Aggregate gross unrealized depreciation	(15,250)

Net unrealized appreciation/depreciation	$23,388

Federal income tax cost of investments	$668,137

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$691,525	$—	$—	$691,525

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 20.1%
	Auto Components — 1.0%
219	Allison Transmission Holdings, Inc.	4,400
60	BorgWarner, Inc. (a)	4,133

		8,533

	Automobiles — 0.9%
133	Harley-Davidson, Inc.	5,622
91	Tesla Motors, Inc. (a)	2,662

		8,284

	Distributors — 0.5%
72	Genuine Parts Co.	4,402

	Hotels, Restaurants & Leisure — 3.7%
61	Darden Restaurants, Inc.	3,405
269	International Game Technology	3,527
210	Marriott International, Inc., Class A	8,217
28	Panera Bread Co., Class A (a)	4,699
85	Penn National Gaming, Inc. (a)	3,672
206	Royal Caribbean Cruises Ltd.	6,220
51	Yum! Brands, Inc.	3,415

		33,155

	Household Durables — 1.1%
28	Jarden Corp.	1,495
59	Mohawk Industries, Inc. (a)	4,716
99	Toll Brothers, Inc. (a)	3,297

		9,508

	Internet & Catalog Retail — 1.0%
128	Expedia, Inc.	7,421
43	TripAdvisor, Inc. (a)	1,426

		8,847

	Media — 2.1%
37	AMC Networks, Inc., Class A (a)	1,624
95	Cablevision Systems Corp., Class A	1,506
115	CBS Corp. (Non-Voting), Class B	4,185
130	Clear Channel Outdoor Holdings, Inc., Class A (a)	778
71	Discovery Communications, Inc., Class A (a)	4,210
129	DISH Network Corp., Class A	3,952
77	Gannett Co., Inc.	1,367
2	Washington Post Co. (The), Class B	818

		18,440

	Multiline Retail — 1.3%
72	Family Dollar Stores, Inc.	4,762
138	Kohl’s Corp.	7,061

		11,823

	Specialty Retail — 6.1%
14	AutoZone, Inc. (a)	5,227
113	Bed Bath & Beyond, Inc. (a)	7,119
87	Dick’s Sporting Goods, Inc.	4,511
122	Gap, Inc. (The)	4,347
102	GNC Holdings, Inc., Class A	3,987
123	PetSmart, Inc.	8,498
129	Sally Beauty Holdings, Inc. (a)	3,227
60	Tiffany & Co.	3,719
80	TJX Cos., Inc.	3,597
140	Urban Outfitters, Inc. (a)	5,270
116	Williams-Sonoma, Inc.	5,100

		54,602

	Textiles, Apparel & Luxury Goods — 2.4%
131	Michael Kors Holdings Ltd., (Hong Kong) (a)	6,940
53	PVH Corp.	4,958
59	V.F. Corp.	9,466

		21,364

	Total Consumer Discretionary	178,958

Consumer Staples — 4.0%
	Beverages — 1.6%
80	Beam, Inc.	4,591
41	Brown-Forman Corp., Class B	2,680
87	Dr. Pepper Snapple Group, Inc.	3,876
53	Monster Beverage Corp. (a)	2,887

		14,034

	Food Products — 1.6%
55	Hershey Co. (The)	3,906
29	JM Smucker Co. (The)	2,529
58	Mead Johnson Nutrition Co.	4,272
55	Ralcorp Holdings, Inc. (a)	4,008

		14,715

	Household Products — 0.5%
59	Energizer Holdings, Inc.	4,404

	Personal Products — 0.3%
57	Herbalife Ltd., (Cayman Islands)	2,683

	Total Consumer Staples	35,836

Energy — 6.5%
	Energy Equipment & Services — 0.8%
129	Cameron International Corp. (a)	7,258

	Oil, Gas & Consumable Fuels — 5.7%
92	Concho Resources, Inc. (a)	8,727
76	Devon Energy Corp.	4,578

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
145	Energen Corp.	7,608
96	EQT Corp.	5,646
93	Laredo Petroleum Holdings, Inc. (a)	2,053
92	Marathon Petroleum Corp.	5,020
35	Pioneer Natural Resources Co.	3,685
107	QEP Resources, Inc.	3,399
74	Range Resources Corp.	5,198
121	Williams Cos., Inc. (The)	4,219

		50,133

	Total Energy	57,391

Financials — 17.2%
	Capital Markets — 4.2%
118	Ameriprise Financial, Inc.	6,696
266	Blackstone Group LP (The)	3,801
322	Charles Schwab Corp. (The)	4,113
176	Invesco Ltd.	4,394
125	Lazard Ltd., (Bermuda), Class A	3,662
75	Northern Trust Corp.	3,504
180	T. Rowe Price Group, Inc.	11,378

		37,548

	Commercial Banks — 4.1%
55	BOK Financial Corp. (c)	3,233
67	City National Corp.	3,431
39	Cullen/Frost Bankers, Inc.	2,251
357	Fifth Third Bancorp	5,531
280	Huntington Bancshares, Inc.	1,932
100	M&T Bank Corp.	9,554
52	Signature Bank (a)	3,488
162	SunTrust Banks, Inc.	4,591
115	Zions Bancorp	2,366

		36,377

	Diversified Financial Services — 0.7%
142	Moody’s Corp.	6,254

	Insurance — 5.5%
16	Alleghany Corp. (a)	5,381
37	Arch Capital Group Ltd., (Bermuda) (a)	1,559
118	Axis Capital Holdings Ltd., (Bermuda)	4,128
54	Chubb Corp. (The)	4,122
130	Hartford Financial Services Group, Inc.	2,519
189	Loews Corp.	7,800
204	Marsh & McLennan Cos., Inc.	6,915
260	Old Republic International Corp.	2,414
116	OneBeacon Insurance Group Ltd., Class A	1,553
162	Unum Group	3,121
129	W.R. Berkley Corp.	4,836
200	XL Group plc, (Ireland)	4,794

		49,142

	Real Estate Investment Trusts (REITs) — 1.8%
76	HCP, Inc.	3,389
129	Prologis, Inc.	4,529
84	Regency Centers Corp.	4,113
44	Vornado Realty Trust	3,586

		15,617

	Real Estate Management & Development — 0.4%
192	Brookfield Office Properties, Inc., (Canada)	3,183

	Thrifts & Mortgage Finance — 0.5%
113	Capitol Federal Financial, Inc.	1,345
275	People’s United Financial, Inc.	3,340

		4,685

	Total Financials	152,806

Health Care — 9.9%
	Biotechnology — 1.9%
52	Alexion Pharmaceuticals, Inc. (a)	5,926
41	Onyx Pharmaceuticals, Inc. (a)	3,498
23	Regeneron Pharmaceuticals, Inc. (a)	3,527
74	Vertex Pharmaceuticals, Inc. (a)	4,146

		17,097

	Health Care Equipment & Supplies — 1.2%
28	Becton, Dickinson & Co.	2,192
64	Sirona Dental Systems, Inc. (a)	3,651
131	Thoratec Corp. (a)	4,515

		10,358

	Health Care Providers & Services — 3.4%
108	AmerisourceBergen Corp.	4,199
211	Brookdale Senior Living, Inc. (a)	4,897
101	Cigna Corp.	4,745
36	DaVita, Inc. (a)	3,678
90	Health Net, Inc. (a)	2,015
30	Henry Schein, Inc. (a)	2,414
121	Humana, Inc.	8,465

		30,413

	Life Sciences Tools & Services — 1.4%
174	Agilent Technologies, Inc.	6,694
214	Bruker Corp. (a)	2,800

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
64	Illumina, Inc. (a)	3,108

		12,602

	Pharmaceuticals — 2.0%
56	Perrigo Co.	6,494
94	Valeant Pharmaceuticals International, Inc., (Canada) (a)	5,184
72	Watson Pharmaceuticals, Inc. (a)	6,106

		17,784

	Total Health Care	88,254

Industrials — 13.7%
	Aerospace & Defense — 0.9%
45	Alliant Techsystems, Inc.	2,240
39	TransDigm Group, Inc. (a)	5,590

		7,830

	Building Products — 1.1%
62	Armstrong World Industries, Inc.	2,894
246	Fortune Brands Home & Security, Inc. (a)	6,653

		9,547

	Commercial Services & Supplies — 1.4%
244	Republic Services, Inc.	6,698
67	Stericycle, Inc. (a)	6,043

		12,741

	Construction & Engineering — 0.6%
96	Fluor Corp.	5,414

	Electrical Equipment — 2.2%
122	AMETEK, Inc.	4,308
98	Cooper Industries plc	7,364
69	Regal-Beloit Corp.	4,856
45	Rockwell Automation, Inc.	3,116

		19,644

	Industrial Conglomerates — 1.3%
225	Carlisle Cos., Inc.	11,668

	Machinery — 2.4%
21	Cummins, Inc.	1,975
26	IDEX Corp.	1,082
122	Pall Corp.	7,733
148	Rexnord Corp. (a)	2,696
58	Snap-on, Inc.	4,161
43	Wabtec Corp.	3,434

		21,081

	Professional Services — 0.7%
68	Equifax, Inc.	3,171
121	Nielsen Holdings N.V. (a)	3,621

		6,792

	Road & Rail — 1.1%
41	Canadian Pacific Railway Ltd., (Canada)	3,357
123	J.B. Hunt Transport Services, Inc.	6,396

		9,753

	Trading Companies & Distributors — 2.0%
202	Air Lease Corp. (a)	4,123
134	MSC Industrial Direct Co., Inc., Class A	9,040
21	W.W. Grainger, Inc.	4,355

		17,518

	Total Industrials	121,988

Information Technology — 14.6%
	Communications Equipment — 1.1%
152	Aruba Networks, Inc. (a)	3,416
50	F5 Networks, Inc. (a)	5,256
17	Palo Alto Networks, Inc. (a)	1,028

		9,700

	Electronic Equipment, Instruments & Components — 1.6%
163	Amphenol Corp., Class A	9,597
132	Arrow Electronics, Inc. (a)	4,444

		14,041

	Internet Software & Services — 1.2%
27	LinkedIn Corp., Class A (a)	3,287
87	OpenTable, Inc. (a)	3,619
64	Rackspace Hosting, Inc. (a)	4,217

		11,123

	IT Services — 2.3%
70	Alliance Data Systems Corp. (a)	9,936
115	FleetCor Technologies, Inc. (a)	5,143
144	Jack Henry & Associates, Inc.	5,469

		20,548

	Semiconductors & Semiconductor Equipment — 3.5%
141	Analog Devices, Inc.	5,527
212	Avago Technologies Ltd., (Singapore)	7,405
109	KLA-Tencor Corp.	5,176
140	Microchip Technology, Inc. (c)	4,593
259	Xilinx, Inc.	8,643

		31,344

	Software — 4.9%
77	Citrix Systems, Inc. (a)	5,858
48	FactSet Research Systems, Inc.	4,628
145	Fortinet, Inc. (a)	3,491

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
67	MICROS Systems, Inc. (a)	3,281
227	Nuance Communications, Inc. (a)	5,650
118	Red Hat, Inc. (a)	6,719
49	SolarWinds, Inc. (a)	2,714
73	Splunk, Inc. (a)	2,681
126	Synopsys, Inc. (a)	4,157
131	TIBCO Software, Inc. (a)	3,954

		43,133

	Total Information Technology	129,889

Materials — 6.5%
	Chemicals — 4.8%
48	Airgas, Inc.	3,972
87	Albemarle Corp.	4,564
120	FMC Corp.	6,635
39	PPG Industries, Inc.	4,513
97	Sherwin-Williams Co. (The)	14,481
62	Sigma-Aldrich Corp.	4,435
60	W.R. Grace & Co. (a)	3,539

		42,139

	Containers & Packaging — 1.7%
160	Ball Corp.	6,770
51	Rock-Tenn Co., Class A	3,713
108	Silgan Holdings, Inc.	4,695

		15,178

	Total Materials	57,317

Telecommunication Services — 0.2%
	Wireless Telecommunication Services — 0.2%
76	Telephone & Data Systems, Inc.	1,934

Utilities — 4.7%
	Electric Utilities — 1.8%
53	Northeast Utilities	2,009
249	NV Energy, Inc.	4,483
160	Westar Energy, Inc.	4,745
168	Xcel Energy, Inc.	4,644

		15,881

	Gas Utilities — 0.3%
65	ONEOK, Inc.	3,140

	Multi-Utilities — 2.6%
132	CenterPoint Energy, Inc.	2,806
203	CMS Energy Corp.	4,776
112	NiSource, Inc.	2,844
96	PG&E Corp.	4,102
64	Sempra Energy	4,127
108	Wisconsin Energy Corp.	4,084

		22,739

	Total Utilities	41,760

	Total Common Stocks (Cost $694,885)	866,133

Short-Term Investment — 3.7%
	Investment Company — 3.7%
32,637	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $32,637)	32,637

Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
1,165	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $1,165)	1,165

	Total Investments — 101.2% (Cost $728,687)	899,935
	Liabilities in Excess of Other Assets — (1.2)%	(10,793)

	NET ASSETS — 100.0%	$889,142

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,416
Aggregate gross unrealized depreciation	(8,168)

Net unrealized appreciation/depreciation	$171,248

Federal income tax cost of investments	$728,687

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$899,935	$—	$—	$899,935

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 14.8%
	Auto Components — 1.0%
137	Cooper Tire & Rubber Co.	2,633
83	Standard Motor Products, Inc.	1,533

		4,166

	Distributors — 0.2%
144	VOXX International Corp. (a)	1,080

	Diversified Consumer Services — 0.3%
39	Bridgepoint Education, Inc. (a)	400
10	Capella Education Co. (a)	337
15	Carriage Services, Inc.	144
5	Coinstar, Inc. (a)	238
98	Corinthian Colleges, Inc. (a)	233
10	Mac-Gray Corp.	131

		1,483

	Hotels, Restaurants & Leisure — 2.7%
72	Ameristar Casinos, Inc.	1,280
3	Biglari Holdings, Inc. (a)	1,131
15	Bloomin’ Brands, Inc. (a)	247
11	Cracker Barrel Old Country Store, Inc.	738
24	Del Frisco’s Restaurant Group, Inc. (a)	357
25	DineEquity, Inc. (a)	1,417
81	Domino’s Pizza, Inc.	3,054
93	Multimedia Games Holding Co., Inc. (a)	1,455
110	Ruth’s Hospitality Group, Inc. (a)	699
121	Sonic Corp. (a)	1,246

		11,624

	Household Durables — 2.4%
67	American Greetings Corp., Class A	1,122
1	CSS Industries, Inc.	10
99	Helen of Troy Ltd., (Bermuda) (a)	3,161
14	Jarden Corp.	724
116	KB Home	1,663
15	Libbey, Inc. (a)	230
33	Lifetime Brands, Inc.	397
20	MDC Holdings, Inc.	751
10	NACCO Industries, Inc., Class A	1,279
98	Standard Pacific Corp. (a)	661
11	Tempur-Pedic International, Inc. (a)	341

		10,339

	Internet & Catalog Retail — 0.1%
12	Kayak Software Corp. (a)	428
41	Orbitz Worldwide, Inc. (a)	103

		531

	Leisure Equipment & Products — 0.7%
5	Arctic Cat, Inc. (a)	186
48	JAKKS Pacific, Inc.	694
88	LeapFrog Enterprises, Inc. (a)	793
81	Smith & Wesson Holding Corp. (a)	890
10	Sturm Ruger & Co., Inc.	510

		3,073

	Media — 1.2%
106	Carmike Cinemas, Inc. (a)	1,190
114	Entercom Communications Corp., Class A (a)	779
90	Journal Communications, Inc., Class A (a)	469
138	LIN TV Corp., Class A (a)	605
184	Sinclair Broadcast Group, Inc., Class A	2,058

		5,101

	Multiline Retail — 0.9%
45	Dillard’s, Inc., Class A	3,247
72	Tuesday Morning Corp. (a)	472

		3,719

	Specialty Retail — 3.9%
47	Brown Shoe Co., Inc.	753
93	Cabela’s, Inc. (a)	5,069
160	Conn’s, Inc. (a)	3,532
71	Express, Inc. (a)	1,052
32	Finish Line, Inc. (The), Class A	737
17	Five Below, Inc. (a)	645
260	OfficeMax, Inc.	2,032
72	Rent-A-Center, Inc.	2,540
12	Tilly’s, Inc., Class A (a)	220

		16,580

	Textiles, Apparel & Luxury Goods — 1.4%
17	G-III Apparel Group Ltd. (a)	603
131	Iconix Brand Group, Inc. (a)	2,382
24	Maidenform Brands, Inc. (a)	498
8	Oxford Industries, Inc.	440
58	Perry Ellis International, Inc. (a)	1,274
29	Skechers U.S.A., Inc., Class A (a)	596

		5,793

	Total Consumer Discretionary	63,489

Consumer Staples — 2.5%
	Beverages — 0.1%
7	Coca-Cola Bottling Co. Consolidated	497

	Food & Staples Retailing — 0.8%
22	Nash Finch Co.	449

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Food & Staples Retailing — Continued
152	Spartan Stores, Inc.	2,322
181	SUPERVALU, Inc.	436
11	Village Super Market, Inc., Class A	401

		3,608

	Food Products — 0.7%
42	B&G Foods, Inc.	1,282
36	Darling International, Inc. (a)	657
20	Diamond Foods, Inc.	374
20	Fresh Del Monte Produce, Inc.	499
17	John B Sanfilippo & Son, Inc. (a)	215

		3,027

	Personal Products — 0.9%
15	Elizabeth Arden, Inc. (a)	718
61	Prestige Brands Holdings, Inc. (a)	1,030
29	Revlon, Inc., Class A (a)	446
33	USANA Health Sciences, Inc. (a)	1,543

		3,737

	Total Consumer Staples	10,869

Energy — 5.2%
	Energy Equipment & Services — 1.7%
20	C&J Energy Services, Inc. (a)	396
6	Cal Dive International, Inc. (a)	9
65	Forum Energy Technologies, Inc. (a)	1,581
51	Gulfmark Offshore, Inc., Class A (a)	1,695
66	Helix Energy Solutions Group, Inc. (a)	1,199
18	Lufkin Industries, Inc.	985
69	Superior Energy Services, Inc. (a)	1,417

		7,282

	Oil, Gas & Consumable Fuels — 3.5%
13	Alon USA Energy, Inc.	173
3	Apco Oil and Gas International, Inc.	48
14	Bonanza Creek Energy, Inc. (a)	337
92	Callon Petroleum Co. (a)	568
25	Clayton Williams Energy, Inc. (a)	1,318
19	Cloud Peak Energy, Inc. (a)	351
18	Delek U.S. Holdings, Inc.	459
68	Energy XXI Bermuda Ltd., (Bermuda)	2,363
32	EPL Oil & Gas, Inc. (a)	639
66	EXCO Resources, Inc.	530
34	Gulfport Energy Corp. (a)	1,047
37	McMoRan Exploration Co. (a)	430
43	Miller Energy Resources, Inc. (a)	214
38	Renewable Energy Group, Inc. (a)	251
23	Saratoga Resources, Inc. (a)	127
108	VAALCO Energy, Inc. (a)	923
104	W&T Offshore, Inc.	1,953
68	Warren Resources, Inc. (a)	206
94	Western Refining, Inc.	2,456
16	World Fuel Services Corp.	556

		14,949

	Total Energy	22,231

Financials — 20.5%
	Capital Markets — 0.6%
92	BGC Partners, Inc., Class A	451
119	Cowen Group, Inc., Class A (a)	322
18	Gladstone Capital Corp.	159
40	KCAP Financial, Inc.	369
34	Manning & Napier, Inc.	411
14	Piper Jaffray Cos. (a)	351
8	Prospect Capital Corp.	89
39	SWS Group, Inc. (a)	238

		2,390

	Commercial Banks — 6.2%
2	Alliance Financial Corp.	88
19	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	418
72	BBCN Bancorp, Inc. (a)	902
7	Bridge Bancorp, Inc.	172
7	Cascade Bancorp (a)	38
42	Cathay General Bancorp	723
8	Center Bancorp, Inc.	95
24	Citizens & Northern Corp.	475
38	Citizens Republic Bancorp, Inc. (a)	733
20	City Holding Co.	724
28	Community Bank System, Inc.	792
8	Community Trust Bancorp, Inc.	295
20	East West Bancorp, Inc.	427
26	Financial Institutions, Inc.	477
311	First Commonwealth Financial Corp.	2,191
31	First Community Bancshares, Inc.	470
31	First Financial Bancorp	528
24	First Merchants Corp.	356
79	FNB Corp.	880
183	Hanmi Financial Corp. (a)	2,345
12	Heartland Financial USA, Inc.	317
24	Huntington Bancshares, Inc.	168
6	Iberiabank Corp.	275
14	Lakeland Bancorp, Inc.	142

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Banks — Continued
11	Lakeland Financial Corp.	304
22	MainSource Financial Group, Inc.	284
20	MetroCorp Bancshares, Inc. (a)	213
37	National Bank Holdings Corp., Class A (a)	714
8	National Bankshares, Inc.	249
11	NBT Bancorp, Inc.	243
66	Oriental Financial Group, Inc.	696
30	PacWest Bancorp	689
52	Park Sterling Corp. (a)	254
16	Peoples Bancorp, Inc.	369
52	Pinnacle Financial Partners, Inc. (a)	1,009
15	Preferred Bank (a)	216
8	Prosperity Bancshares, Inc.	345
3	Renasant Corp.	67
9	Republic Bancorp, Inc., Class A	195
30	Sierra Bancorp	367
13	Southside Bancshares, Inc.	285
83	Southwest Bancorp, Inc. (a)	905
73	Susquehanna Bancshares, Inc.	766
12	SVB Financial Group (a)	713
19	Texas Capital Bancshares, Inc. (a)	959
14	WesBanco, Inc.	298
23	West Bancorp, Inc.	278
360	Wilshire Bancorp, Inc. (a)	2,267

		26,716

	Consumer Finance — 1.6%
20	Cash America International, Inc.	764
100	DFC Global Corp. (a)	1,722
40	Nelnet, Inc., Class A	957
50	World Acceptance Corp. (a)	3,399

		6,842

	Diversified Financial Services — 0.8%
165	PHH Corp. (a)	3,350

	Insurance — 2.4%
227	American Equity Investment Life Holding Co.	2,634
24	American Safety Insurance Holdings Ltd. (a)	447
40	Aspen Insurance Holdings Ltd., (Bermuda)	1,207
290	CNO Financial Group, Inc.	2,799
34	Flagstone Reinsurance Holdings S.A., (Luxembourg)	289
9	Horace Mann Educators Corp.	167
60	Meadowbrook Insurance Group, Inc.	461
8	Montpelier Re Holdings Ltd., (Bermuda)	166
96	National Financial Partners Corp. (a)	1,626
19	Selective Insurance Group, Inc.	368

		10,164

	Real Estate Investment Trusts (REITs) — 7.7%
5	Agree Realty Corp.	135
24	American Campus Communities, Inc.	1,044
425	Anworth Mortgage Asset Corp.	2,889
93	Ashford Hospitality Trust, Inc.	777
80	CapLease, Inc.	415
240	Capstead Mortgage Corp.	3,243
78	CBL & Associates Properties, Inc.	1,671
42	Chesapeake Lodging Trust	827
18	Colonial Properties Trust	383
62	Coresite Realty Corp.	1,681
157	DCT Industrial Trust, Inc.	1,013
51	DDR Corp.	785
17	EastGroup Properties, Inc.	904
126	Education Realty Trust, Inc.	1,378
229	First Industrial Realty Trust, Inc. (a)	3,004
47	Glimcher Realty Trust	492
8	Home Properties, Inc.	509
33	LaSalle Hotel Properties	891
272	Lexington Realty Trust	2,629
21	LTC Properties, Inc.	672
8	Mission West Properties, Inc.	67
187	Omega Healthcare Investors, Inc.	4,248
17	Parkway Properties, Inc.	229
115	Pennsylvania Real Estate Investment Trust	1,830
13	PS Business Parks, Inc.	855
15	Ramco-Gershenson Properties Trust	190
8	Sun Communities, Inc.	344

		33,105

	Thrifts & Mortgage Finance — 1.2%
16	BankFinancial Corp.	142
12	BofI Holding, Inc. (a)	323
17	Dime Community Bancshares, Inc.	246
7	HomeStreet, Inc. (a)	267
15	OceanFirst Financial Corp.	226
132	Ocwen Financial Corp. (a)	3,604
35	Trustco Bank Corp.	202

		5,010

	Total Financials	87,577

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Health Care — 14.6%
	Biotechnology — 5.9%
186	Achillion Pharmaceuticals, Inc. (a) (m)	1,933
51	Acorda Therapeutics, Inc. (a)	1,309
36	Affymax, Inc. (a)	767
175	Ariad Pharmaceuticals, Inc. (a)	4,232
52	BioCryst Pharmaceuticals, Inc. (a)	222
38	Celldex Therapeutics, Inc. (a)	236
74	ChemoCentryx, Inc. (a)	857
48	Durata Therapeutics, Inc. (a)	446
72	Genomic Health, Inc. (a)	2,511
102	Halozyme Therapeutics, Inc. (a)	771
302	Idenix Pharmaceuticals, Inc. (a)	1,380
72	Incyte Corp., Ltd. (a)	1,291
27	Ironwood Pharmaceuticals, Inc. (a)	350
40	Medivation, Inc. (a)	2,266
65	Momenta Pharmaceuticals, Inc. (a)	951
86	Pharmacyclics, Inc. (a)	5,521
50	Progenics Pharmaceuticals, Inc. (a)	143
11	Raptor Pharmaceutical Corp. (a)	61

		25,247

	Health Care Equipment & Supplies — 3.0%
113	Cantel Medical Corp.	3,049
107	Greatbatch, Inc. (a)	2,599
54	Insulet Corp. (a)	1,165
61	Invacare Corp.	858
39	NuVasive, Inc. (a)	900
39	Orthofix International N.V., (Netherlands) (a)	1,732
25	PhotoMedex, Inc. (a)	347
231	RTI Biologics, Inc. (a)	961
21	Sirona Dental Systems, Inc. (a)	1,168

		12,779

	Health Care Providers & Services — 3.7%
23	Acadia Healthcare Co., Inc. (a) (m)	540
13	Almost Family, Inc. (a)	285
134	AmSurg Corp. (a)	3,790
98	Five Star Quality Care, Inc. (a)	501
217	Metropolitan Health Networks, Inc. (a)	2,023
38	Molina Healthcare, Inc. (a)	956
24	Owens & Minor, Inc.	720
182	Select Medical Holdings Corp. (a)	2,045
249	Skilled Healthcare Group, Inc., Class A (a)	1,603
116	Sun Healthcare Group, Inc. (a)	983
19	Triple-S Management Corp., Class B (a)	386
36	WellCare Health Plans, Inc. (a)	2,013

		15,845

	Health Care Technology — 0.8%
19	Computer Programs & Systems, Inc.	1,056
142	MedAssets, Inc. (a)	2,531

		3,587

	Life Sciences Tools & Services — 0.1%
45	Cambrex Corp. (a)	531

	Pharmaceuticals — 1.1%
62	Impax Laboratories, Inc. (a)	1,620
24	Jazz Pharmaceuticals plc, (Ireland) (a)	1,357
25	Par Pharmaceutical Cos., Inc. (a)	1,240
16	ViroPharma, Inc. (a)	474

		4,691

	Total Health Care	62,680

Industrials — 15.9%
	Aerospace & Defense — 2.1%
12	Ceradyne, Inc.	281
7	Curtiss-Wright Corp.	229
30	Esterline Technologies Corp. (a)	1,667
231	GenCorp, Inc. (a)	2,188
41	LMI Aerospace, Inc. (a)	844
42	Sypris Solutions, Inc.	296
58	Triumph Group, Inc.	3,652

		9,157

	Air Freight & Logistics — 0.6%
44	Atlas Air Worldwide Holdings, Inc. (a)	2,292
20	Park-Ohio Holdings Corp. (a)	436

		2,728

	Airlines — 1.4%
101	Alaska Air Group, Inc. (a)	3,524
148	Republic Airways Holdings, Inc. (a)	686
67	Spirit Airlines, Inc. (a)	1,137
63	U.S. Airways Group, Inc. (a)	657

		6,004

	Building Products — 0.0% (g)
6	Gibraltar Industries, Inc. (a)	77

	Commercial Services & Supplies — 3.7%
13	Asset Acceptance Capital Corp. (a)	95
19	Ceco Environmental Corp.	186
460	Cenveo, Inc. (a)	1,053
7	Courier Corp.	88
149	Deluxe Corp.	4,547

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Services & Supplies — Continued
107	Encore Capital Group, Inc. (a)	3,021
14	Herman Miller, Inc.	270
28	Kimball International, Inc., Class B	342
63	Knoll, Inc.	882
31	Performant Financial Corp. (a)	327
14	Portfolio Recovery Associates, Inc. (a)	1,410
127	Quad/Graphics, Inc.	2,145
10	Team, Inc. (a)	318
7	UniFirst Corp.	447
22	United Stationers, Inc.	559

		15,690

	Construction & Engineering — 0.7%
14	Argan, Inc.	244
59	EMCOR Group, Inc.	1,681
30	MasTec, Inc. (a)	597
14	Michael Baker Corp. (a)	322

		2,844

	Electrical Equipment — 1.8%
33	Acuity Brands, Inc.	2,095
38	EnerSys, Inc. (a)	1,351
32	Generac Holdings, Inc.	742
47	Regal-Beloit Corp.	3,320

		7,508

	Industrial Conglomerates — 0.1%
5	Standex International Corp.	222

	Machinery — 3.5%
65	Actuant Corp., Class A	1,852
31	Barnes Group, Inc.	773
26	Columbus McKinnon Corp. (a)	387
74	EnPro Industries, Inc. (a)	2,657
83	Federal Signal Corp. (a)	525
5	FreightCar America, Inc.	84
35	Kadant, Inc. (a)	802
29	LB Foster Co., Class A	931
52	NN, Inc. (a)	443
6	Proto Labs, Inc. (a)	200
14	Robbins & Myers, Inc.	840
51	Trimas Corp. (a)	1,232
47	Wabtec Corp.	3,798
6	Watts Water Technologies, Inc., Class A	235

		14,759

	Professional Services — 0.1%
10	GP Strategies Corp. (a)	195
10	Kelly Services, Inc., Class A	131
5	RPX Corp. (a)	57
7	VSE Corp.	177

		560

	Road & Rail — 0.7%
13	Avis Budget Group, Inc. (a)	206
51	Celadon Group, Inc.	823
117	Quality Distribution, Inc. (a)	1,079
82	Swift Transportation Co. (a)	706
6	Universal Truckload Services, Inc.	101

		2,915

	Trading Companies & Distributors — 1.0%
44	Applied Industrial Technologies, Inc.	1,811
18	Beacon Roofing Supply, Inc. (a)	499
22	MRC Global, Inc. (a)	543
55	SeaCube Container Leasing Ltd.	1,037
18	United Rentals, Inc. (a)	572

		4,462

	Transportation Infrastructure — 0.2%
70	Wesco Aircraft Holdings, Inc. (a)	951

	Total Industrials	67,877

Information Technology — 15.0%
	Communications Equipment — 1.4%
128	Arris Group, Inc. (a)	1,633
77	Aviat Networks, Inc. (a)	184
38	Black Box Corp.	972
35	CalAmp Corp. (a)	284
22	Comtech Telecommunications Corp.	594
11	NETGEAR, Inc. (a)	431
12	Oplink Communications, Inc. (a)	190
5	Palo Alto Networks, Inc. (a)	308
27	Plantronics, Inc.	954
48	Polycom, Inc. (a)	470

		6,020

	Computers & Peripherals — 0.4%
25	Fusion-io, Inc. (a)	742
18	Imation Corp. (a)	98
16	Synaptics, Inc. (a)	384
27	Xyratex Ltd., (United Kingdom)	252

		1,476

	Electronic Equipment, Instruments & Components — 1.3%
21	Audience, Inc. (a)	133
10	FEI Co.	519

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
25	Insight Enterprises, Inc. (a)	439
27	Key Tronic Corp. (a)	268
13	Littelfuse, Inc.	758
6	Measurement Specialties, Inc. (a)	211
37	Newport Corp. (a)	410
10	Plexus Corp. (a)	315
45	Radisys Corp. (a)	162
64	SYNNEX Corp. (a)	2,082
34	TTM Technologies, Inc. (a)	321

		5,618

	Internet Software & Services — 1.1%
54	Active Network, Inc. (The) (a)	680
16	Bazaarvoice, Inc. (a)	239
13	Demandware, Inc. (a)	422
10	ExactTarget, Inc. (a)	240
10	Trulia, Inc. (a)	206
560	United Online, Inc.	3,090

		4,877

	IT Services — 2.8%
43	CACI International, Inc., Class A (a)	2,212
93	CSG Systems International, Inc. (a)	2,080
19	Gartner, Inc. (a)	871
37	Global Cash Access Holdings, Inc. (a)	296
11	ManTech International Corp., Class A	264
10	MAXIMUS, Inc.	621
19	TeleTech Holdings, Inc. (a)	324
175	Unisys Corp. (a)	3,650
27	Vantiv, Inc., Class A (a)	586
37	VeriFone Systems, Inc. (a)	1,033
2	Wright Express Corp. (a)	167

		12,104

	Semiconductors & Semiconductor Equipment — 3.5%
131	Amkor Technology, Inc. (a)	575
36	Brooks Automation, Inc.	290
95	Cirrus Logic, Inc. (a)	3,647
113	Entegris, Inc. (a)	915
59	Entropic Communications, Inc. (a)	343
48	First Solar, Inc. (a)	1,054
352	GT Advanced Technologies, Inc. (a)	1,917
27	Integrated Silicon Solution, Inc. (a)	254
47	Intermolecular, Inc. (a)	334
65	Lattice Semiconductor Corp. (a)	248
9	M/A-COM Technology Solutions Holdings, Inc. (a)	119
21	Micrel, Inc.	215
80	Peregrine Semiconductor Corp. (a)	1,362
37	Photronics, Inc. (a)	198
148	PMC-Sierra, Inc. (a)	834
103	Skyworks Solutions, Inc. (a)	2,425

		14,730

	Software — 4.5%
74	Actuate Corp. (a)	522
133	Aspen Technology, Inc. (a)	3,443
36	Ebix, Inc.	859
43	Eloqua, Inc. (a)	839
33	Envivio, Inc. (a)	73
114	Glu Mobile, Inc. (a)	526
8	Guidewire Software, Inc. (a)	236
4	Imperva, Inc. (a)	137
19	Infoblox, Inc. (a)	435
110	JDA Software Group, Inc. (a)	3,493
9	Manhattan Associates, Inc. (a)	538
18	Monotype Imaging Holdings, Inc.	285
21	Netscout Systems, Inc. (a)	523
48	Parametric Technology Corp. (a)	1,035
30	Progress Software Corp. (a)	633
5	Proofpoint, Inc. (a)	77
8	Rovi Corp. (a)	120
25	SS&C Technologies Holdings, Inc. (a)	630
267	Take-Two Interactive Software, Inc. (a)	2,783
56	TeleNav, Inc. (a)	333
23	TIBCO Software, Inc. (a)	704
31	VirnetX Holding Corp. (a)	799
24	Websense, Inc. (a)	379

		19,402

	Total Information Technology	64,227

Materials — 5.1%
	Chemicals — 1.8%
5	FutureFuel Corp.	58
63	Georgia Gulf Corp.	2,282
29	H.B. Fuller Co.	887
6	Innospec, Inc. (a)	207
41	Koppers Holdings, Inc.	1,436
75	OMNOVA Solutions, Inc. (a)	565
62	PolyOne Corp.	1,029

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Chemicals — Continued
27	TPC Group, Inc. (a)	1,114

		7,578

	Construction Materials — 0.3%
195	Headwaters, Inc. (a)	1,280

	Containers & Packaging — 0.9%
26	Boise, Inc.	227
150	Graphic Packaging Holding Co. (a)	870
38	Rock-Tenn Co., Class A	2,714

		3,811

	Metals & Mining — 1.4%
75	Coeur d’Alene Mines Corp. (a)	2,159
35	Hecla Mining Co.	226
95	Noranda Aluminum Holding Corp.	638
72	Revett Minerals, Inc. (a)	256
64	U.S. Silica Holdings, Inc. (a)	870
81	Worthington Industries, Inc.	1,750

		5,899

	Paper & Forest Products — 0.7%
71	Buckeye Technologies, Inc.	2,283
59	Resolute Forest Products, (Canada) (a)	771

		3,054

	Total Materials	21,622

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
33	Consolidated Communications Holdings, Inc.	574
3	IDT Corp., Class B	28
129	Premiere Global Services, Inc. (a)	1,202
159	Vonage Holdings Corp. (a)	363

	Total Telecommunication Services	2,167

Utilities — 3.2%
	Electric Utilities — 2.3%
61	El Paso Electric Co.	2,076
21	Empire District Electric Co. (The)	459
35	IDACORP, Inc.	1,523
12	MGE Energy, Inc.	646
145	Portland General Electric Co.	3,913
15	UNS Energy Corp.	619
12	Westar Energy, Inc.	356

		9,592

	Gas Utilities — 0.9%
3	AGL Resources, Inc. (m)	105
6	Chesapeake Utilities Corp.	275
12	Laclede Group, Inc. (The)	516
30	New Jersey Resources Corp.	1,358
9	Northwest Natural Gas Co.	453
17	Southwest Gas Corp.	747
11	WGL Holdings, Inc.	431

		3,885

	Independent Power Producers & Energy Traders — 0.0% (g)
3	Genie Energy Ltd., Class B	19

	Water Utilities — 0.0% (g)
6	Artesian Resources Corp., Class A	135

	Total Utilities	13,631

	Total Common Stocks (Cost $312,101)	416,370

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.4%
1,475	U.S. Treasury Note, 0.500%, 11/30/12 (k) (m) (Cost $1,476)	1,476

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
8,173	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $8,173)	8,173

	Total Investments — 99.6% (Cost $321,750)	426,019
	Other Assets in Excess of Liabilities — 0.4%	1,767

	NET ASSETS — 100.0%	$427,786

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
116	E-mini Russell 2000	12/21/12	$9,679	$(136)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,317
Aggregate gross unrealized depreciation	(18,048)

Net unrealized appreciation/depreciation	$104,269

Federal income tax cost of investments	$321,750

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$424,543	$1,476	$—	$426,019
Depreciation in Other Financial Instruments
Futures Contracts	$(136)	$—	$—	$(136)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
Consumer Discretionary — 19.9%
	Auto Components — 1.7%
1,339	Allison Transmission Holdings, Inc.	26,949
457	Drew Industries, Inc. (a)	13,791

		40,740

	Distributors — 1.2%
669	Pool Corp.	27,820

	Hotels, Restaurants & Leisure — 7.5%
1,166	Brinker International, Inc.	41,147
503	Cracker Barrel Old Country Store, Inc.	33,779
725	Monarch Casino & Resort, Inc. (a)	6,311
794	Papa John’s International, Inc. (a)	42,434
950	Penn National Gaming, Inc. (a)	40,929
979	Shuffle Master, Inc. (a)	15,482

		180,082

	Household Durables — 2.2%
1,024	Jarden Corp.	54,120

	Leisure Equipment & Products — 0.5%
529	Brunswick Corp.	11,967

	Media — 2.4%
1,405	Cinemark Holdings, Inc.	31,504
400	Morningstar, Inc.	25,027

		56,531

	Specialty Retail — 2.9%
2,391	American Eagle Outfitters, Inc.	50,400
1,112	Chico’s FAS, Inc.	20,145

		70,545

	Textiles, Apparel & Luxury Goods — 1.5%
503	Deckers Outdoor Corp. (a)	18,443
985	Iconix Brand Group, Inc. (a)	17,958

		36,401

	Total Consumer Discretionary	478,206

Consumer Staples — 1.3%
	Food Products — 1.3%
543	J&J Snack Foods Corp.	31,138

Energy — 7.1%
	Energy Equipment & Services — 3.4%
3,068	Patterson-UTI Energy, Inc.	48,591
685	Tidewater, Inc.	33,225

		81,816

	Oil, Gas & Consumable Fuels — 3.7%
666	Approach Resources, Inc. (a)	20,070
801	Cimarex Energy Co.	46,870
2,517	Resolute Energy Corp. (a)	22,324

		89,264

	Total Energy	171,080

Financials — 26.0%
	Capital Markets — 6.5%
958	Calamos Asset Management, Inc., Class A	11,156
102	Diamond Hill Investment Group, Inc.	7,833
758	Epoch Holding Corp.	17,505
570	Greenhill & Co., Inc.	29,506
2,677	HFF, Inc., Class A (a)	39,884
2,738	Janus Capital Group, Inc.	25,848
401	JMP Group, Inc.	2,203
1,285	KBW, Inc.	21,170

		155,105

	Commercial Banks — 8.4%
4,146	Associated Banc-Corp.	54,603
1,430	First Financial Bancorp	24,186
111	First of Long Island Corp. (The)	3,428
749	First Republic Bank	25,820
984	Glacier Bancorp, Inc.	15,325
354	Iberiabank Corp.	16,210
3,103	Umpqua Holdings Corp.	39,997
2,192	Western Alliance Bancorp (a)	22,356

		201,925

	Insurance — 2.9%
498	eHealth, Inc. (a)	9,349
665	ProAssurance Corp.	60,163

		69,512

	Real Estate Investment Trusts (REITs) — 6.6%
772	EastGroup Properties, Inc.	41,068
639	Mid-America Apartment Communities, Inc.	41,760
1,261	National Retail Properties, Inc.	38,474

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
1,957	RLJ Lodging Trust	37,005

		158,307

	Real Estate Management & Development — 1.6%
702	FirstService Corp., (Canada) (a)	19,631
442	Zillow, Inc., Class A (a)	18,630

		38,261

	Total Financials	623,110

Health Care — 5.6%
	Health Care Equipment & Supplies — 1.2%
281	IDEXX Laboratories, Inc. (a)	27,892

	Health Care Providers & Services — 3.7%
252	MWI Veterinary Supply, Inc. (a)	26,831
1,914	PSS World Medical, Inc. (a)	43,608
326	WellCare Health Plans, Inc. (a)	18,422

		88,861

	Health Care Technology — 0.6%
1,116	Omnicell, Inc. (a)	15,512

	Pharmaceuticals — 0.1%
403	Cumberland Pharmaceuticals, Inc. (a)	2,603

	Total Health Care	134,868

Industrials — 16.4%
	Aerospace & Defense — 1.4%
240	TransDigm Group, Inc. (a)	33,996

	Air Freight & Logistics — 0.7%
531	Forward Air Corp.	16,138

	Commercial Services & Supplies — 5.7%
1,596	ACCO Brands Corp. (a)	10,358
1,991	Herman Miller, Inc.	38,701
1,381	KAR Auction Services, Inc. (a)	27,266
2,035	Waste Connections, Inc.	61,544

		137,869

	Construction & Engineering — 0.8%
1,742	Comfort Systems USA, Inc.	19,039

	Electrical Equipment — 1.1%
363	Regal-Beloit Corp.	25,596

	Machinery — 5.6%
655	Altra Holdings, Inc.	11,919
1,351	Douglas Dynamics, Inc.	19,981
890	RBC Bearings, Inc. (a)	42,793
1,711	Rexnord Corp. (a)	31,171
736	Toro Co. (The)	29,269

		135,133

	Road & Rail — 1.1%
1,761	Knight Transportation, Inc.	25,180

	Total Industrials	392,951

Information Technology — 9.9%
	Electronic Equipment, Instruments & Components — 1.8%
744	Anixter International, Inc.	42,753

	Internet Software & Services — 2.3%
1,024	Active Network, Inc. (The) (a)	12,832
1,798	Dice Holdings, Inc. (a)	15,142
388	SciQuest, Inc. (a)	7,060
790	Travelzoo, Inc. (a)	18,622
108	Trulia, Inc. (a)	2,305

		55,961

	Semiconductors & Semiconductor Equipment — 0.6%
1,448	Freescale Semiconductor Ltd. (a)	13,766

	Software — 5.2%
275	Imperva, Inc. (a)	10,180
756	MICROS Systems, Inc. (a)	37,125
1,120	Monotype Imaging Holdings, Inc.	17,461
197	NetSuite, Inc. (a)	12,545
217	SolarWinds, Inc. (a)	12,101
590	Solera Holdings, Inc.	25,899
234	Splunk, Inc. (a)	8,596

		123,907

	Total Information Technology	236,387

Materials — 9.8%
	Chemicals — 2.1%
318	Airgas, Inc.	26,131
535	Scotts Miracle-Gro Co. (The), Class A	23,244

		49,375

	Containers & Packaging — 6.7%
846	Aptargroup, Inc.	43,749

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Containers & Packaging — Continued
1,153	Crown Holdings, Inc. (a)	42,360
1,741	Silgan Holdings, Inc.	75,733

		161,842

	Metals & Mining — 1.0%
309	Compass Minerals International, Inc.	23,067

	Total Materials	234,284

Utilities — 3.1%
	Gas Utilities — 1.4%
685	Northwest Natural Gas Co.	33,741

	Multi-Utilities — 1.7%
1,134	NorthWestern Corp.	41,076

	Total Utilities	74,817

	Total Common Stocks (Cost $1,797,560)	2,376,841

Short-Term Investment — 6.6%
	Investment Company — 6.6%
158,648	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $158,648)	158,648

	Total Investments — 105.7% (Cost $1,956,208)	2,535,489
	Liabilities in Excess of Other Assets — (5.7)%	(137,479)

	NET ASSETS — 100.0%	$2,398,010

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$652,760
Aggregate gross unrealized depreciation	(73,479)

Net unrealized appreciation/depreciation	$579,281

Federal income tax cost of investments	$1,956,208

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,535,489	$—	$—	$2,535,489

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 92.9%
	Alternative Assets — 5.6%
2,012	JPMorgan International Realty Fund, Class R5 Shares (b)	19,477
3,393	JPMorgan Realty Income Fund, Class R5 Shares (b)	38,948

	Total Alternative Assets	58,425

	International Equity — 30.5%
3,385	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	43,532
1,867	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	42,352
2,839	JPMorgan International Equity Fund, Class R6 Shares (b)	37,761
3,041	JPMorgan International Opportunities Fund, Class R6 Shares (b)	38,250
1,170	JPMorgan Intrepid International Fund, Institutional Class Shares (b)	18,727
3,231	Vanguard MSCI EAFE ETF	106,203
808	Vanguard MSCI Emerging Markets ETF	33,734

	Total International Equity	320,559

	Money Market — 0.4%
4,512	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	4,512

	U.S. Equity — 56.4%
289	iShares Russell 2000 Index Fund	24,120
313	iShares Russell Midcap Index Fund	34,671
5,698	JPMorgan Growth Advantage Fund, Class R5 Shares (a) (b)	58,573
2,512	JPMorgan Intrepid America Fund, Class R5 Shares (b)	66,893
803	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	14,320
8,773	JPMorgan U.S. Equity Fund, Class R6 Shares (b)	100,715
1,431	JPMorgan U.S. Small Company Fund, Class R6 Shares (b)	16,009
2,788	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	59,280
3,288	Vanguard S&P 500 ETF	216,745

	Total U.S. Equity	591,326

	Total Investments — 92.9% (Cost $930,207)	974,822
	Other Assets in Excess of Liabilities — 7.1%	73,952

	NET ASSETS — 100.0%	$1,048,774

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,120
Aggregate gross unrealized depreciation	(505)

Net unrealized appreciation/depreciation	$44,615

Federal income tax cost of investments	$930,207

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$974,822	$—	$—	$974,822

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1% (b)
	Alternative Assets — 3.8%
354,910	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	5,777,936
448,763	JPMorgan International Realty Fund, Class R5 Shares	4,344,029
485,094	JPMorgan Realty Income Fund, Class R5 Shares	5,568,880

	Total Alternative Assets	15,690,845

	Fixed Income — 54.8%
10,062,007	JPMorgan Core Bond Fund, Class R6 Shares	122,052,150
2,267,006	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	20,267,031
5,332,787	JPMorgan High Yield Fund, Class R6 Shares	43,035,590
2,465,777	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	26,729,019
1,191,436	JPMorgan Real Return Fund, Institutional Class Shares	13,105,796

	Total Fixed Income	225,189,586

	International Equity — 10.4%
267,365	JPMorgan Emerging Economies Fund, Class R5 Shares	3,438,309
218,016	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	4,946,791
547,984	JPMorgan Global Natural Resources Fund, Class R6 Shares	6,460,731
825,527	JPMorgan International Equity Fund, Class R6 Shares	10,979,505
881,693	JPMorgan International Opportunities Fund, Class R6 Shares	11,091,694
355,205	JPMorgan Intrepid International Fund, Institutional Class Shares	5,683,276

	Total International Equity	42,600,306

	Money Market — 9.7%
39,644,206	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	39,644,206

	U.S. Equity — 20.4%
2,018,533	JPMorgan Disciplined Equity Fund, Class R6 Shares	37,463,977
1,054,251	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	10,837,696
257,556	JPMorgan Intrepid America Fund, Class R5 Shares	6,858,722
313,634	JPMorgan Mid Cap Core Fund, Class R6 Shares	5,592,102
33,242	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,379,889
141,089	JPMorgan Small Cap Growth Fund, Class R6 Shares	1,810,169
88,205	JPMorgan Small Cap Value Fund, Class R6 Shares	1,830,263
655,254	JPMorgan U.S. Equity Fund, Class R6 Shares	7,522,312
491,697	JPMorgan Value Advantage Fund, Institutional Class Shares	10,453,483

	Total U.S. Equity	83,748,613

	Total Investment Companies (Cost $368,687,116)	406,873,556

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
2,179,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $2,198,605)	2,198,746

	Total Investments — 99.6% (Cost $370,885,721)	409,072,302
	Other Assets in Excess of Liabilities — 0.4%	1,722,541

	NET ASSETS — 100.0%	$410,794,843

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
33	Hang Seng Index	10/30/12	$4,442,034	$30,688
52	TOPIX Index	12/13/12	4,897,488	76,691
20	10 Year U.S. Treasury Note	12/19/12	2,669,688	15,428
134	Dow Jones Euro STOXX 50 Index	12/21/12	4,227,429	(190,900)
45	E-mini S&P 500	12/21/12	3,226,950	3,397

	Short Futures Outstanding
(3)	10 Year Japanese Government Bond	12/11/12	(5,542,927)	(17,681)
(28)	SFE SPI 200 Index	12/20/12	(3,183,266)	18,680
(5)	E-mini Russell 2000	12/21/12	(417,200)	3,940
(41)	FTSE 100 Index	12/21/12	(3,782,395)	102,934
(35)	5 Year U.S. Treasury Note	12/31/12	(4,362,148)	(9,017)

				$34,160

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,791,525
Aggregate gross unrealized depreciation	(2,604,944)

Net unrealized appreciation/depreciation	$38,186,581

Federal income tax cost of investments	$370,885,721

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$406,873,556	$2,198,746	$—	$409,072,302
Appreciation in Other Financial Instruments
Futures Contracts	$251,758	$—	$—	$251,758

Depreciation in Other Financial Instruments
Futures Contracts	$(217,598)	$—	$—	$(217,598)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.9% (b)
	Alternative Assets — 4.1%
368,373	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	5,997,114
1,350,799	JPMorgan International Realty Fund, Class R5 Shares	13,075,737
1,576,277	JPMorgan Realty Income Fund, Class R5 Shares	18,095,658

	Total Alternative Assets	37,168,509

	Fixed Income — 49.8%
23,420,844	JPMorgan Core Bond Fund, Class R6 Shares	284,094,836
4,613,333	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	41,243,198
10,310,748	JPMorgan High Yield Fund, Class R6 Shares	83,207,740
2,778,140	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	30,115,035
1,334,855	JPMorgan Real Return Fund, Institutional Class Shares	14,683,405

	Total Fixed Income	453,344,214

	International Equity — 14.5%
1,358,830	JPMorgan Emerging Economies Fund, Class R5 Shares	17,474,559
979,710	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	22,229,624
550,104	JPMorgan Global Natural Resources Fund, Class R6 Shares	6,485,729
2,629,170	JPMorgan International Equity Fund, Class R6 Shares	34,967,965
2,757,890	JPMorgan International Opportunities Fund, Class R6 Shares	34,694,256
1,033,641	JPMorgan Intrepid International Fund, Institutional Class Shares	16,538,252

	Total International Equity	132,390,385

	Money Market — 2.6%
23,307,400	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	23,307,400

	U.S. Equity — 26.9%
4,792,876	JPMorgan Disciplined Equity Fund, Class R6 Shares	88,955,781
3,176,810	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	32,657,607
1,113,963	JPMorgan Intrepid America Fund, Class R5 Shares	29,664,840
974,554	JPMorgan Mid Cap Core Fund, Class R6 Shares	17,376,306
113,191	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,698,562
456,774	JPMorgan Small Cap Growth Fund, Class R6 Shares	5,860,417
274,373	JPMorgan Small Cap Value Fund, Class R6 Shares	5,693,230
2,463,699	JPMorgan U.S. Equity Fund, Class R6 Shares	28,283,259
1,477,091	JPMorgan Value Advantage Fund, Institutional Class Shares	31,402,959

	Total U.S. Equity	244,592,961

	Total Investment Companies (Cost $804,532,162)	890,803,469

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
4,545,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $4,585,809)	4,586,187

	Total Investments — 98.4% (Cost $809,117,971)	895,389,656
	Other Assets in Excess of Liabilities — 1.6%	14,605,909

	NET ASSETS — 100.0%	$909,995,565

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
73	Hang Seng Index	10/30/12	$9,826,317	$67,850
109	TOPIX Index	12/13/12	10,265,889	160,805
33	10 Year U.S. Treasury Note	12/19/12	4,404,984	9,198
238	Dow Jones Euro STOXX 50 Index	12/21/12	7,508,419	(335,097)
261	E-mini S&P 500	12/21/12	18,716,310	(7,732)
	Short Futures Outstanding
(6)	10 Year Japanese Government Bond	12/11/12	(11,085,854)	(35,362)
(63)	SFE SPI 200 Index	12/20/12	(7,162,349)	42,032
(16)	E-mini Russell 2000	12/21/12	(1,335,040)	12,608
(80)	FTSE 100 Index	12/21/12	(7,380,282)	201,052
(41)	5 Year U.S. Treasury Note	12/31/12	(5,109,945)	877

				$116,231

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,676,412
Aggregate gross unrealized depreciation	(1,404,727)

Net unrealized appreciation/depreciation	$86,271,685

Federal income tax cost of investments	$809,117,971

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$890,803,469	$4,586,187	$—	$895,389,656
Appreciation in Other Financial Instruments
Futures Contracts	$494,422	$—	$—	$494,422

Depreciation in Other Financial Instruments
Futures Contracts	$(378,191)	$—	$—	$(378,191)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.0% (b)
	Alternative Assets — 4.3%
70,181	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	1,142,546
2,924,931	JPMorgan International Realty Fund, Class R5 Shares	28,313,336
4,174,063	JPMorgan Realty Income Fund, Class R5 Shares	47,918,242

	Total Alternative Assets	77,374,124

	Fixed Income — 41.2%
41,304,347	JPMorgan Core Bond Fund, Class R6 Shares	501,021,725
8,297,353	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	74,178,339
19,174,390	JPMorgan High Yield Fund, Class R6 Shares	154,737,328
902,674	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	9,784,990
487,915	JPMorgan Real Return Fund, Institutional Class Shares	5,367,064

	Total Fixed Income	745,089,446

	International Equity — 18.6%
3,976,043	JPMorgan Emerging Economies Fund, Class R5 Shares	51,131,909
2,841,899	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	64,482,685
197,044	JPMorgan Global Natural Resources Fund, Class R6 Shares	2,323,153
6,613,138	JPMorgan International Equity Fund, Class R6 Shares	87,954,736
6,870,285	JPMorgan International Opportunities Fund, Class R6 Shares	86,428,190
2,676,873	JPMorgan Intrepid International Fund, Institutional Class Shares	42,829,974

	Total International Equity	335,150,647

	Money Market — 2.3%
41,536,981	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	41,536,981

	U.S. Equity — 32.6%
10,257,014	JPMorgan Disciplined Equity Fund, Class R6 Shares	190,370,185
8,068,723	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	82,946,473
2,828,691	JPMorgan Intrepid America Fund, Class R5 Shares	75,328,034
2,586,999	JPMorgan Mid Cap Core Fund, Class R6 Shares	46,126,190
283,740	JPMorgan Small Cap Equity Fund, Class R5 Shares	11,778,048
1,060,256	JPMorgan Small Cap Growth Fund, Class R6 Shares	13,603,088
645,345	JPMorgan Small Cap Value Fund, Class R6 Shares	13,390,903
6,661,659	JPMorgan U.S. Equity Fund, Class R6 Shares	76,475,846
3,759,987	JPMorgan Value Advantage Fund, Institutional Class Shares	79,937,332

	Total U.S. Equity	589,956,099

	Total Investment Companies (Cost $1,601,635,904)	1,789,107,297

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
9,245,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $9,328,061)	9,328,778

	Total Investments — 99.5% (Cost $1,610,963,965)	1,798,436,075
	Other Assets in Excess of Liabilities — 0.5%	9,116,586

	NET ASSETS — 100.0%	$1,807,552,661

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
141	Hang Seng Index	10/30/12	$18,979,598	$131,070
216	TOPIX Index	12/13/12	20,343,413	318,671
198	10 Year U.S. Treasury Note	12/19/12	26,429,906	228,485
539	Dow Jones Euro STOXX 50 Index	12/21/12	17,004,360	(761,619)
798	E-mini S&P 500	12/21/12	57,224,580	(19,679)

	Short Futures Outstanding
(12)	10 Year Japanese Government Bond	12/11/12	(22,171,707)	(70,724)
(127)	SFE SPI 200 Index	12/20/12	(14,438,386)	84,731
(10)	E-mini Russell 2000	12/21/12	(834,400)	1,030
(158)	FTSE 100 Index	12/21/12	(14,576,056)	396,973
(209)	5 Year U.S. Treasury Note	12/31/12	(26,048,258)	(78,374)

				$230,564

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,097,093
Aggregate gross unrealized depreciation	(2,624,983)

Net unrealized appreciation/depreciation	$187,472,110

Federal income tax cost of investments	$1,610,963,965

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,789,107,297	$9,328,778	$—	$1,798,436,075
Appreciation in Other Financial Instruments
Futures Contracts	$1,160,960	$—	$—	$1,160,960

Depreciation in Other Financial Instruments
Futures Contracts	$(930,396)	$—	$—	$(930,396)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.4% (b)
	Alternative Assets — 4.6%
1,688,550	JPMorgan International Realty Fund, Class R5 Shares	16,345,163
2,582,958	JPMorgan Realty Income Fund, Class R5 Shares	29,652,363

	Total Alternative Assets	45,997,526

	Fixed Income — 31.2%
15,705,275	JPMorgan Core Bond Fund, Class R6 Shares	190,504,991
4,287,635	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	38,331,460
10,565,085	JPMorgan High Yield Fund, Class R6 Shares	85,260,237

	Total Fixed Income	314,096,688

	International Equity — 21.1%
2,421,669	JPMorgan Emerging Economies Fund, Class R5 Shares	31,142,664
1,841,101	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	41,774,585
4,218,010	JPMorgan International Equity Fund, Class R6 Shares	56,099,538
4,446,546	JPMorgan International Opportunities Fund, Class R6 Shares	55,937,548
1,749,801	JPMorgan Intrepid International Fund, Institutional Class Shares	27,996,812

	Total International Equity	212,951,147

	Money Market — 2.9%
29,111,873	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	29,111,873

	U.S. Equity — 37.6%
6,585,379	JPMorgan Disciplined Equity Fund, Class R6 Shares	122,224,630
5,122,398	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	52,658,250
1,845,571	JPMorgan Intrepid America Fund, Class R5 Shares	49,147,561
1,745,348	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	31,119,557
177,423	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,364,830
642,337	JPMorgan Small Cap Growth Fund, Class R6 Shares	8,241,185
390,446	JPMorgan Small Cap Value Fund, Class R6 Shares	8,101,755
4,310,940	JPMorgan U.S. Equity Fund, Class R6 Shares	49,489,589
2,388,918	JPMorgan Value Advantage Fund, Institutional Class Shares	50,788,398

	Total U.S. Equity	379,135,755

	Total Investment Companies (Cost $898,266,977)	981,292,989

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
7,275,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $7,340,265)	7,340,926

	Total Investments — 98.1% (Cost $905,607,242)	988,633,915
	Other Assets in Excess of Liabilities — 1.9%	19,114,551

	NET ASSETS — 100.0%	$1,007,748,466

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
114	Hang Seng Index	10/30/12	$15,345,207	$105,995
191	TOPIX Index	12/13/12	17,988,852	281,775
116	10 Year U.S. Treasury Note	12/19/12	15,484,187	140,825
542	Dow Jones Euro STOXX 50 Index	12/21/12	17,099,004	(761,673)
27	E-mini Russell 2000	12/21/12	2,252,880	(56,114)
630	E-mini S&P 500	12/21/12	45,177,300	(39,645)

	Short Futures Outstanding
(9)	10 Year Japanese Government Bond	12/11/12	(16,628,780)	(53,043)
(94)	SFE SPI 200 Index	12/20/12	(10,686,679)	62,714
(158)	FTSE 100 Index	12/21/12	(14,576,057)	396,973
(187)	5 Year U.S. Treasury Note	12/31/12	(23,306,336)	(59,649)

				$18,158

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,198,583
Aggregate gross unrealized depreciation	(1,171,910)

Net unrealized appreciation/depreciation	$83,026,673

Federal income tax cost of investments	$905,607,242

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$981,292,989	$7,340,926	$—	$988,633,915
Appreciation in Other Financial Instruments
Futures Contracts	$988,282	$—	$—	$988,282

Depreciation in Other Financial Instruments
Futures Contracts	$(970,124)	$—	$—	$(970,124)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.5% (b)
	Alternative Assets — 5.1%
2,895,801	JPMorgan International Realty Fund, Class R5 Shares	28,031,355
4,638,096	JPMorgan Realty Income Fund, Class R5 Shares	53,245,341

	Total Alternative Assets	81,276,696

	Fixed Income — 23.6%
15,087,786	JPMorgan Core Bond Fund, Class R6 Shares	183,014,841
6,247,250	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	55,850,416
16,899,257	JPMorgan High Yield Fund, Class R6 Shares	136,377,005

	Total Fixed Income	375,242,262

	International Equity — 24.2%
4,550,308	JPMorgan Emerging Economies Fund, Class R5 Shares	58,516,962
3,215,413	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	72,957,722
7,642,412	JPMorgan International Equity Fund, Class R6 Shares	101,644,082
7,955,966	JPMorgan International Opportunities Fund, Class R6 Shares	100,086,051
3,283,303	JPMorgan Intrepid International Fund, Institutional Class Shares	52,532,851

	Total International Equity	385,737,668

	Money Market — 2.3%
36,997,859	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	36,997,859

	U.S. Equity — 43.3%
12,183,062	JPMorgan Disciplined Equity Fund, Class R6 Shares	226,117,631
9,308,671	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	95,693,134
3,257,406	JPMorgan Intrepid America Fund, Class R5 Shares	86,744,728
3,059,460	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	54,550,174
321,239	JPMorgan Small Cap Equity Fund, Class R5 Shares	13,334,637
1,169,084	JPMorgan Small Cap Growth Fund, Class R6 Shares	14,999,353
712,864	JPMorgan Small Cap Value Fund, Class R6 Shares	14,791,926
7,958,900	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	91,368,173
4,337,673	JPMorgan Value Advantage Fund, Institutional Class Shares	92,218,938

	Total U.S. Equity	689,818,694

	Total Investment Companies (Cost $1,392,160,194)	1,569,073,179

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
14,190,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $14,317,126)	14,318,590

	Total Investments — 99.4% (Cost $1,406,477,320)	1,583,391,769
	Other Assets in Excess of Liabilities — 0.6%	9,503,138

	NET ASSETS — 100.0%	$1,592,894,907

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
243	Hang Seng Index	10/30/12	$32,709,520	$225,859
408	TOPIX Index	12/13/12	38,426,448	601,941
307	10 Year U.S. Treasury Note	12/19/12	40,979,703	371,418
1,045	Dow Jones Euro STOXX 50 Index	12/21/12	32,967,636	(1,462,332)
6	E-mini Russell 2000	12/21/12	500,640	(12,312)
1,106	E-mini S&P 500	12/21/12	79,311,260	(63,005)

	Short Futures Outstanding
(20)	10 Year Japanese Government Bond	12/11/12	(36,952,845)	(117,873)
(214)	SFE SPI 200 Index	12/20/12	(24,329,248)	142,774
(321)	FTSE 100 Index	12/21/12	(29,613,381)	789,073
(429)	5 Year U.S. Treasury Note	12/31/12	(53,467,477)	(169,809)

				$305,734

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,095,226
Aggregate gross unrealized depreciation	(3,180,777)

Net unrealized appreciation/depreciation	$176,914,449

Federal income tax cost of investments	$1,406,477,320

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,569,073,179	$14,318,590	$—	$1,583,391,769
Appreciation in Other Financial Instruments
Futures Contracts	$2,131,065	$—	$—	$2,131,065

Depreciation in Other Financial Instruments
Futures Contracts	$(1,825,331)	$—	$—	$(1,825,331)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 96.8% (b)
	Alternative Assets — 5.6%
1,363,887	JPMorgan International Realty Fund, Class R5 Shares	13,202,429
2,074,773	JPMorgan Realty Income Fund, Class R5 Shares	23,818,395

	Total Alternative Assets	37,020,824

	Fixed Income — 18.2%
4,021,157	JPMorgan Core Bond Fund, Class R6 Shares	48,776,639
2,154,277	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	19,259,234
6,521,017	JPMorgan High Yield Fund, Class R6 Shares	52,624,610

	Total Fixed Income	120,660,483

	International Equity — 25.9%
1,963,991	JPMorgan Emerging Economies Fund, Class R5 Shares	25,256,929
1,446,285	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	32,816,203
3,356,657	JPMorgan International Equity Fund, Class R6 Shares	44,643,536
3,541,316	JPMorgan International Opportunities Fund, Class R6 Shares	44,549,758
1,539,981	JPMorgan Intrepid International Fund, Institutional Class Shares	24,639,702

	Total International Equity	171,906,128

	Money Market — 3.0%
19,964,090	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	19,964,090

	U.S. Equity — 44.1%
4,688,502	JPMorgan Disciplined Equity Fund, Class R6 Shares	87,018,597
4,090,736	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	42,052,771
1,454,957	JPMorgan Intrepid America Fund, Class R5 Shares	38,745,495
1,321,045	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	23,554,239
146,731	JPMorgan Small Cap Equity Fund, Class R5 Shares	6,090,800
508,821	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	6,528,167
313,752	JPMorgan Small Cap Value Fund, Class R6 Shares	6,510,361
3,597,177	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	41,295,590
1,908,649	JPMorgan Value Advantage Fund, Institutional Class Shares	40,577,874

	Total U.S. Equity	292,373,894

	Total Investment Companies (Cost $584,848,627)	641,925,419

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.1%
6,755,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $6,815,656)	6,816,214

	Total Investments — 97.9% (Cost $591,664,283)	648,741,633
	Other Assets in Excess of Liabilities — 2.1%	14,213,666

	NET ASSETS — 100.0%	$662,955,299

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
101	Hang Seng Index	10/30/12	$13,595,315	$93,863
162	TOPIX Index	12/13/12	15,257,560	239,016
106	10 Year U.S. Treasury Note	12/19/12	14,149,344	105,158
477	Dow Jones Euro STOXX 50 Index	12/21/12	15,048,385	(657,634)
13	E-mini Russell 2000	12/21/12	1,084,720	(24,876)
692	E-mini S&P 500	12/21/12	49,623,320	(2,857)

	Short Futures Outstanding
(8)	10 Year Japanese Government Bond	12/11/12	(14,781,138)	(46,894)
(82)	SFE SPI 200 Index	12/20/12	(9,322,422)	54,708
(131)	FTSE 100 Index	12/21/12	(12,085,212)	321,741
(291)	5 Year U.S. Treasury Note	12/31/12	(36,268,148)	(107,307)

				$(25,082)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,967,094
Aggregate gross unrealized depreciation	(889,744)

Net unrealized appreciation/depreciation	$57,077,350

Federal income tax cost of investments	$591,664,283

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$641,925,419	$6,816,214	$—	$648,741,633
Appreciation in Other Financial Instruments
Futures Contracts	$814,486	$—	$—	$814,486

Depreciation in Other Financial Instruments
Futures Contracts	$(839,568)	$—	$—	$(839,568)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.5% (b)
	Alternative Assets — 5.7%
2,289,043	JPMorgan International Realty Fund, Class R5 Shares	22,157,933
3,631,533	JPMorgan Realty Income Fund, Class R5 Shares	41,689,994

	Total Alternative Assets	63,847,927

	Fixed Income — 16.1%
4,773,074	JPMorgan Core Bond Fund, Class R6 Shares	57,897,393
3,671,353	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	32,821,894
11,033,160	JPMorgan High Yield Fund, Class R6 Shares	89,037,601

	Total Fixed Income	179,756,888

	International Equity — 27.5%
3,654,982	JPMorgan Emerging Economies Fund, Class R5 Shares	47,003,075
2,493,917	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	56,586,979
5,981,825	JPMorgan International Equity Fund, Class R6 Shares	79,558,266
6,284,691	JPMorgan International Opportunities Fund, Class R6 Shares	79,061,414
2,791,904	JPMorgan Intrepid International Fund, Institutional Class Shares	44,670,468

	Total International Equity	306,880,202

	Money Market — 2.3%
26,253,264	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	26,253,264

	U.S. Equity — 46.9%
8,593,319	JPMorgan Disciplined Equity Fund, Class R6 Shares	159,492,009
7,329,916	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	75,351,540
2,556,585	JPMorgan Intrepid America Fund, Class R5 Shares	68,081,862
2,305,579	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	41,108,476
257,575	JPMorgan Small Cap Equity Fund, Class R5 Shares	10,691,919
904,553	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	11,605,410
549,100	JPMorgan Small Cap Value Fund, Class R6 Shares	11,393,833
6,485,262	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	74,450,812
3,416,365	JPMorgan Value Advantage Fund, Institutional Class Shares	72,631,913

	Total U.S. Equity	524,807,774

	Total Investment Companies (Cost $974,690,681)	1,101,546,055

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
11,010,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $11,108,834)	11,109,773

	Total Investments — 99.5% (Cost $985,799,515)	1,112,655,828
	Other Assets in Excess of Liabilities — 0.5%	5,403,474

	NET ASSETS — 100.0%	$1,118,059,302

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
173	Hang Seng Index	10/30/12	$23,287,024	$160,767
278	TOPIX Index	12/13/12	26,182,727	410,079
191	10 Year U.S. Treasury Note	12/19/12	25,495,516	189,624
745	Dow Jones Euro STOXX 50 Index	12/21/12	23,503,243	(1,048,328)
34	E-mini Russell 2000	12/21/12	2,836,960	(70,618)
1,005	E-mini S&P 500	12/21/12	72,068,550	(17,082)
	Short Futures Outstanding
(14)	10 Year Japanese Government Bond	12/11/12	(25,866,991)	(82,256)
(149)	SFE SPI 200 Index	12/20/12	(16,939,524)	99,408
(229)	FTSE 100 Index	12/21/12	(21,126,057)	575,261
(399)	5 Year U.S. Treasury Note	12/31/12	(49,728,492)	(164,083)

				$52,772

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,099,647
Aggregate gross unrealized depreciation	(3,243,334)

Net unrealized appreciation/depreciation	$126,856,313

Federal income tax cost of investments	$985,799,515

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,101,546,055	$11,109,773	$—	$1,112,655,828
Appreciation in Other Financial Instruments
Futures Contracts	$1,435,139	$—	$—	$1,435,139
Depreciation in Other Financial Instruments
Futures Contracts	$(1,382,367)	$—	$—	$(1,382,367)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 95.9% (b)
	Alternative Assets — 5.6%
613,000	JPMorgan International Realty Fund, Class R5 Shares	5,933,844
1,043,394	JPMorgan Realty Income Fund, Class R5 Shares	11,978,159

	Total Alternative Assets	17,912,003

	Fixed Income — 17.0%
1,676,359	JPMorgan Core Bond Fund, Class R6 Shares	20,334,230
1,051,430	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	9,399,786
3,092,305	JPMorgan High Yield Fund, Class R6 Shares	24,954,900

	Total Fixed Income	54,688,916

	International Equity — 26.0%
947,353	JPMorgan Emerging Economies Fund, Class R5 Shares	12,182,954
710,421	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	16,119,461
1,594,146	JPMorgan International Equity Fund, Class R6 Shares	21,202,147
1,720,723	JPMorgan International Opportunities Fund, Class R6 Shares	21,646,694
769,699	JPMorgan Intrepid International Fund, Institutional Class Shares	12,315,181

	Total International Equity	83,466,437

	Money Market — 2.8%
9,066,268	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	9,066,268

	U.S. Equity — 44.5%
2,429,560	JPMorgan Disciplined Equity Fund, Class R6 Shares	45,092,642
1,977,223	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	20,325,848
661,163	JPMorgan Intrepid America Fund, Class R5 Shares	17,606,762
637,890	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	11,373,577
72,651	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,015,748
237,143	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	3,042,541
143,583	JPMorgan Small Cap Value Fund, Class R6 Shares	2,979,346
1,740,547	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	19,981,484
920,893	JPMorgan Value Advantage Fund, Institutional Class Shares	19,578,187

	Total U.S. Equity	142,996,135

	Total Investment Companies (Cost $283,030,995)	308,129,759

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.1%
3,315,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $3,344,758)	3,345,040

	Total Investments — 97.0% (Cost $286,375,753)	311,474,799
	Other Assets in Excess of Liabilities — 3.0%	9,768,149

	NET ASSETS — 100.0%	$321,242,948

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
48	Hang Seng Index	10/30/12	$6,461,140	$44,614
79	TOPIX Index	12/13/12	7,440,415	116,550
53	10 Year U.S. Treasury Note	12/19/12	7,074,672	52,063
245	Dow Jones Euro STOXX 50 Index	12/21/12	7,729,254	(340,571)
16	E-mini Russell 2000	12/21/12	1,335,040	(28,752)
337	E-mini S&P 500	12/21/12	24,166,270	(2,899)

	Short Futures Outstanding
(4)	10 Year Japanese Government Bond	12/11/12	(7,390,569)	(23,319)
(40)	SFE SPI 200 Index	12/20/12	(4,547,523)	26,687
(60)	FTSE 100 Index	12/21/12	(5,535,211)	150,708
(150)	5 Year U.S. Treasury Note	12/31/12	(18,694,922)	(68,901)

				$(73,820)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,348,799
Aggregate gross unrealized depreciation	(249,753)

Net unrealized appreciation/depreciation	$25,099,046

Federal income tax cost of investments	$286,375,753

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$308,129,759	$3,345,040	$—	$311,474,799
Appreciation in Other Financial Instruments
Futures Contracts	$390,622	$—	$—	$390,622

Depreciation in Other Financial Instruments
Futures Contracts	$(464,442)	$—	$—	$(464,442)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2% (b)
	Alternative Assets — 5.8%
576,887	JPMorgan International Realty Fund, Class R5 Shares	5,584,266
1,015,657	JPMorgan Realty Income Fund, Class R5 Shares	11,659,738

	Total Alternative Assets	17,244,004

	Fixed Income — 17.1%
1,522,301	JPMorgan Core Bond Fund, Class R6 Shares	18,465,516
956,019	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	8,546,814
2,931,793	JPMorgan High Yield Fund, Class R6 Shares	23,659,568

	Total Fixed Income	50,671,898

	International Equity — 27.0%
910,342	JPMorgan Emerging Economies Fund, Class R5 Shares	11,706,995
671,005	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	15,225,106
1,589,007	JPMorgan International Equity Fund, Class R6 Shares	21,133,793
1,639,860	JPMorgan International Opportunities Fund, Class R6 Shares	20,629,442
715,974	JPMorgan Intrepid International Fund, Institutional Class Shares	11,455,588

	Total International Equity	80,150,924

	Money Market — 3.5%
10,315,583	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	10,315,583

	U.S. Equity — 45.8%
2,291,110	JPMorgan Disciplined Equity Fund, Class R6 Shares	42,522,995
1,892,963	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	19,459,661
620,381	JPMorgan Intrepid America Fund, Class R5 Shares	16,520,742
607,299	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	10,828,148
68,310	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,835,536
231,686	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	2,972,527
135,316	JPMorgan Small Cap Value Fund, Class R6 Shares	2,807,817
1,669,044	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	19,160,627
882,938	JPMorgan Value Advantage Fund, Institutional Class Shares	18,771,255

	Total U.S. Equity	135,879,308

	Total Investment Companies (Cost $270,558,929)	294,261,717

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
3,015,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $3,042,065)	3,042,322

	Total Investments — 100.2% (Cost $273,600,994)	297,304,039
	Liabilities in Excess of Other Assets — (0.2)%	(514,764)

	NET ASSETS — 100.0%	$296,789,275

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
44	Hang Seng Index	10/30/12	$5,922,711	$40,917
74	TOPIX Index	12/13/12	6,969,503	109,192
47	10 Year U.S. Treasury Note	12/19/12	6,273,766	50,247
209	Dow Jones Euro STOXX 50 Index	12/21/12	6,593,527	(287,505)
15	E-mini Russell 2000	12/21/12	1,251,600	(30,760)
315	E-mini S&P 500	12/21/12	22,588,650	15,473

	Short Futures Outstanding
(3)	10 Year Japanese Government Bond	12/11/12	(5,542,927)	(17,681)
(37)	SFE SPI 200 Index	12/20/12	(4,206,459)	24,685
(61)	FTSE 100 Index	12/21/12	(5,627,465)	150,138
(146)	5 Year U.S. Treasury Note	12/31/12	(18,196,390)	(65,737)

				$(11,031)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,081,443
Aggregate gross unrealized depreciation	(378,398)

Net unrealized appreciation/depreciation	$23,703,045

Federal income tax cost of investments	$273,600,994

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

JPMorgan SmartRetirement 2050 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$294,261,717	$3,042,322	$—	$297,304,039
Appreciation in Other Financial Instruments
Futures Contracts	$390,652	$—	$—	$390,652
Depreciation in Other Financial Instruments
Futures Contracts	$(401,683)	$—	$—	$(401,683)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 91.0% (b)
	Alternative Assets — 5.4%
4,791	JPMorgan International Realty Fund, Class R5 Shares	46,375
7,938	JPMorgan Realty Income Fund, Class R5 Shares	91,129

	Total Alternative Assets	137,504

	Fixed Income — 8.6%
2,837	JPMorgan Core Bond Fund, Class R6 Shares	34,418
5,155	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	46,089
17,150	JPMorgan High Yield Fund, Class R6 Shares	138,398

	Total Fixed Income	218,905

	International Equity — 26.3%
7,472	JPMorgan Emerging Economies Fund, Class R5 Shares	96,093
5,316	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	120,628
13,214	JPMorgan International Equity Fund, Class R6 Shares	175,749
14,110	JPMorgan International Opportunities Fund, Class R6 Shares	177,504
6,229	JPMorgan Intrepid International Fund, Institutional Class Shares	99,663

	Total International Equity	669,637

	Money Market — 1.6%
40,260	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	40,260

	U.S. Equity — 49.1%
22,919	JPMorgan Disciplined Equity Fund, Class R6 Shares	425,375
15,483	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	159,161
5,038	JPMorgan Intrepid America Fund, Class R5 Shares	134,173
4,774	JPMorgan Mid Cap Core Fund, Class R6 Shares	85,120
551	JPMorgan Small Cap Equity Fund, Class R5 Shares	22,877
1,786	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	22,916
1,106	JPMorgan Small Cap Value Fund, Class R6 Shares	22,958
18,774	JPMorgan U.S. Equity Fund, Class R6 Shares	215,531
7,618	JPMorgan Value Advantage Fund, Institutional Class Shares	161,961

	Total U.S. Equity	1,250,072

	Total Investments — 91.0% (Cost $2,197,784)	2,316,378
	Other Assets in Excess of Liabilities — 9.0%	228,854

	NET ASSETS — 100.0%	$2,545,232

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,594
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$118,594

Federal income tax cost of investments	$2,197,784

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,316,378	$—	$—	$2,316,378

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 3.7%
443,876	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	7,226,306
550,442	JPMorgan International Realty Fund, Class R5 Shares	5,328,281
607,785	JPMorgan Realty Income Fund, Class R5 Shares	6,977,371

	Total Alternative Assets	19,531,958

	Fixed Income — 55.0%
12,897,927	JPMorgan Core Bond Fund, Class R6 Shares	156,451,850
2,936,377	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	26,251,209
6,770,202	JPMorgan High Yield Fund, Class R6 Shares	54,635,526
3,116,428	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	33,782,081
1,520,853	JPMorgan Real Return Fund, Institutional Class Shares	16,729,385

	Total Fixed Income	287,850,051

	International Equity — 10.7%
360,661	JPMorgan Emerging Economies Fund, Class R5 Shares	4,638,106
264,757	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	6,007,335
690,972	JPMorgan Global Natural Resources Fund, Class R6 Shares	8,146,564
1,136,469	JPMorgan International Equity Fund, Class R6 Shares	15,115,036
1,110,509	JPMorgan International Opportunities Fund, Class R6 Shares	13,970,199
497,192	JPMorgan Intrepid International Fund, Institutional Class Shares	7,955,080

	Total International Equity	55,832,320

	Money Market — 9.5%
49,758,172	JPMorgan Prime Money Market Fund, Institutional Class Shares 0.100% (l) (m)	49,758,172

	U.S. Equity — 20.0%
2,575,435	JPMorgan Disciplined Equity Fund, Class R6 Shares	47,800,065
1,338,372	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	13,758,462
328,961	JPMorgan Intrepid America Fund, Class R5 Shares	8,760,243
404,563	JPMorgan Mid Cap Core Fund, Class R6 Shares	7,213,357
41,483	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,721,969
191,721	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	2,459,779
113,539	JPMorgan Small Cap Value Fund, Class R6 Shares	2,355,937
633,689	JPMorgan U.S. Equity Fund, Class R6 Shares	7,274,754
621,610	JPMorgan Value Advantage Fund, Institutional Class Shares	13,215,419

	Total U.S. Equity	104,559,985

	Total Investment Companies (Cost $472,736,696)	517,532,486

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
2,697,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $2,721,215)	2,721,440

	Total Investments — 99.4% (Cost $475,457,911)	520,253,926
	Other Assets in Excess of Liabilities — 0.6%	3,390,900

	NET ASSETS — 100.0%	$523,644,826

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
42	Hang Seng Index	10/30/12	$5,653,497	$39,033
58	TOPIX Index	12/13/12	5,462,583	85,557
20	10 Year U.S. Treasury Note	12/19/12	2,669,688	14,959
141	Dow Jones Euro STOXX 50 Index	12/21/12	4,448,265	(195,029)
99	E-mini S&P 500	12/21/12	7,099,290	(7,983)
	Short Futures Outstanding
(4)	10 Year Japanese Government Bond	12/11/12	(7,390,569)	(23,575)
(39)	SFE SPI 200 Index	12/20/12	(4,433,835)	26,020
(11)	E-mini Russell 2000	12/21/12	(917,840)	8,668
(51)	FTSE 100 Index	12/21/12	(4,704,930)	127,944
(25)	5 Year U.S. Treasury Note	12/31/12	(3,115,820)	(9,817)

				$65,777

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,534,509
Aggregate gross unrealized depreciation	(2,738,494)

Net unrealized appreciation/depreciation	$44,796,015

Federal income tax cost of investments	$475,457,911

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

JPMorgan SmartRetirement Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$517,532,486	$2,721,440	$—	$520,253,926
Appreciation in Other Financial Instruments
Futures Contracts	$302,181	$—	$—	$302,181
Depreciation in Other Financial Instruments
Futures Contracts	$(236,404)	$—	$—	$(236,404)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 92.7%
	Alternative Assets — 4.1%
435	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	7,082
1,438	JPMorgan International Realty Fund, Class R5 Shares (b)	13,919
1,835	JPMorgan Realty Income Fund, Class R5 Shares (b)	21,063

	Total Alternative Assets	42,064

	Fixed Income — 44.7%
1,285	iShares Barclays Aggregate Bond Fund	144,498
129	iShares Barclays TIPS Bond Fund	15,707
11,940	JPMorgan Core Bond Fund, Class R6 Shares (b)	144,838
4,377	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	39,132
10,548	JPMorgan High Yield Fund, Class R6 Shares (b)	85,119
2,997	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	32,491

	Total Fixed Income	461,785

	International Equity — 15.0%
1,573	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	20,226
1,131	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	25,671
653	JPMorgan Global Natural Resources Fund, Class R6 Shares (b)	7,699
3,085	Vanguard MSCI EAFE ETF	101,404

	Total International Equity	155,000

	Money Market — 1.7%
17,579	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	17,579

	U.S. Equity — 27.2%
206	iShares Russell 2000 Index Fund	17,193
297	iShares Russell Midcap Index Fund	32,898
3,502	Vanguard S&P 500 ETF	230,852

	Total U.S. Equity	280,943

	Total Investments — 92.7% (Cost $929,901)	957,371
	Other Assets in Excess of Liabilities — 7.3%	75,613

	NET ASSETS — 100.0%	$1,032,984

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,763
Aggregate gross unrealized depreciation	(293)

Net unrealized appreciation/depreciation	$27,470

Federal income tax cost of investments	$929,901

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$957,371	$—	$—	$957,371

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 93.3%
	Alternative Assets — 4.3%
62	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	1,012
1,838	JPMorgan International Realty Fund, Class R5 Shares (b)	17,788
2,231	JPMorgan Realty Income Fund, Class R5 Shares (b)	25,611

	Total Alternative Assets	44,411

	Fixed Income — 36.1%
1,132	iShares Barclays Aggregate Bond Fund	127,293
22	iShares Barclays TIPS Bond Fund	2,679
10,422	JPMorgan Core Bond Fund, Class R6 Shares (b)	126,420
3,825	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	34,192
9,739	JPMorgan High Yield Fund, Class R6 Shares (b)	78,592
507	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	5,496

	Total Fixed Income	374,672

	International Equity — 18.6%
2,303	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	29,611
1,613	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	36,595
93	JPMorgan Global Natural Resources Fund, Class R6 Shares (b)	1,100
3,807	Vanguard MSCI EAFE ETF	125,136

	Total International Equity	192,442

	Money Market — 0.9%
8,896	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	8,896

	U.S. Equity — 33.4%
264	iShares Russell 2000 Index Fund	22,034
374	iShares Russell Midcap Index Fund	41,428
4,283	Vanguard S&P 500 ETF	282,335

	Total U.S. Equity	345,797

	Total Investments — 93.3% (Cost $935,809)	966,218
	Other Assets in Excess of Liabilities — 6.7%	69,587

	NET ASSETS — 100.0%	$1,035,805

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,765
Aggregate gross unrealized depreciation	(356)

Net unrealized appreciation/depreciation	$30,409

Federal income tax cost of investments	$935,809

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$966,218	$—	$—	$966,218

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 for the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 93.2%
	Alternative Assets — 4.6%
1,967	JPMorgan International Realty Fund, Class R5 Shares (b)	19,038
2,519	JPMorgan Realty Income Fund, Class R5 Shares (b)	28,923

	Total Alternative Assets	47,961

	Fixed Income — 27.0%
793	iShares Barclays Aggregate Bond Fund	89,173
7,435	JPMorgan Core Bond Fund, Class R6 Shares (b)	90,190
3,295	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	29,460
8,872	JPMorgan High Yield Fund, Class R6 Shares (b)	71,597

	Total Fixed Income	280,420

	International Equity — 21.8%
2,715	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	34,917
1,971	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	44,733
4,443	Vanguard MSCI EAFE ETF	146,042

	Total International Equity	225,692

	Money Market — 0.8%
8,512	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	8,512

	U.S. Equity — 39.0%
327	iShares Russell 2000 Index Fund	27,292
438	iShares Russell Midcap Index Fund	48,517
4,998	Vanguard S&P 500 ETF	329,468

	Total U.S. Equity	405,277

	Total Investments — 93.2% (Cost $934,491)	967,862
	Other Assets in Excess of Liabilities — 6.8%	70,544

	NET ASSETS — 100.0%	$1,038,406

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,772
Aggregate gross unrealized depreciation	(401)

Net unrealized appreciation/depreciation	$33,371

Federal income tax cost of investments	$934,491

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$967,862	$—	$—	$967,862

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 93.0%
	Alternative Assets — 5.0%
2,044	JPMorgan International Realty Fund, Class R5 Shares (b)	19,784
2,808	JPMorgan Realty Income Fund, Class R5 Shares (b)	32,234

	Total Alternative Assets	52,018

	Fixed Income — 19.2%
471	iShares Barclays Aggregate Bond Fund	52,964
4,608	JPMorgan Core Bond Fund, Class R6 Shares (b)	55,890
2,754	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	24,624
8,278	JPMorgan High Yield Fund, Class R6 Shares (b)	66,803

	Total Fixed Income	200,281

	International Equity — 24.3%
3,015	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	38,779
2,179	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	49,452
4,995	Vanguard MSCI EAFE ETF	164,186

	Total International Equity	252,417

	Money Market — 0.9%
9,842	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	9,842

	U.S. Equity — 43.6%
375	iShares Russell 2000 Index Fund	31,297
475	iShares Russell Midcap Index Fund	52,616
5,604	Vanguard S&P 500 ETF	369,416

	Total U.S. Equity	453,329

	Total Investments — 93.0% (Cost $932,033)	967,887
	Other Assets in Excess of Liabilities — 7.0%	72,561

	NET ASSETS — 100.0%	$1,040,448

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,302
Aggregate gross unrealized depreciation	(448)

Net unrealized appreciation/depreciation	$35,854

Federal income tax cost of investments	$932,033

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$967,887	$—	$—	$967,887

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 for the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 93.0%
	Alternative Assets — 5.5%
2,209	JPMorgan International Realty Fund, Class R5 Shares (b)	21,380
3,096	JPMorgan Realty Income Fund, Class R5 Shares (b)	35,545

	Total Alternative Assets	56,925

	Fixed Income — 12.3%
195	iShares Barclays Aggregate Bond Fund	21,928
1,837	JPMorgan Core Bond Fund, Class R6
	Shares (b)	22,285
2,225	JPMorgan Emerging Markets Debt Fund,
	Class R6 Shares (b)	19,893
7,994	JPMorgan High Yield Fund, Class R6
	Shares (b)	64,508

	Total Fixed Income	128,614

	International Equity — 26.4%
3,268	JPMorgan Emerging Economies Fund,
	Class R5 Shares (b)	42,028
2,353	JPMorgan Emerging Markets Equity Fund,
	Institutional Class Shares (b)	53,381
5,456	Vanguard MSCI EAFE ETF	179,339

	Total International Equity	274,748

	Money Market — 0.9%
9,699	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	9,699

	U.S. Equity — 47.9%
417	iShares Russell 2000 Index Fund	34,803
508	iShares Russell Midcap Index Fund	56,271
6,198	Vanguard S&P 500 ETF	408,573

	Total U.S. Equity	499,647

	Total Investments — 93.0% (Cost $931,624)	969,633
	Other Assets in Excess of Liabilities — 7.0%	72,753

	NET ASSETS — 100.0%	$1,042,386

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,503
Aggregate gross unrealized depreciation	(494)

Net unrealized appreciation/depreciation	$38,009

Federal income tax cost of investments	$931,624

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$969,633	$—	$—	$969,633

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 93.1%
	Alternative Assets — 5.7%
2,436	JPMorgan International Realty Fund, Class R5 Shares (b)	23,577
3,161	JPMorgan Realty Income Fund, Class R5 Shares (b)	36,287

	Total Alternative Assets	59,864

	Fixed Income — 10.9%
161	iShares Barclays Aggregate Bond Fund	18,105
1,246	JPMorgan Core Bond Fund, Class R6 Shares (b)	15,112
2,117	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	18,926
7,877	JPMorgan High Yield Fund, Class R6 Shares (b)	63,570

	Total Fixed Income	115,713

	International Equity — 26.7%
3,328	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	42,804
2,385	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	54,125
5,662	Vanguard MSCI EAFE ETF	186,110

	Total International Equity	283,039

	Money Market — 0.9%
9,968	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	9,968

	U.S. Equity — 48.9%
425	iShares Russell 2000 Index Fund	35,470
515	iShares Russell Midcap Index Fund	57,047
6,439	Vanguard S&P 500 ETF	424,459

	Total U.S. Equity	516,976

	Total Investments — 93.1% (Cost $947,157)	985,560
	Other Assets in Excess of Liabilities — 6.9%	72,553

	NET ASSETS — 100.0%	$1,058,113

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,907
Aggregate gross unrealized depreciation	(504)

Net unrealized appreciation/depreciation	$38,403

Federal income tax cost of investments	$947,157

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$985,560	$—	$—	$985,560

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 for the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 93.2%
	Alternative Assets — 5.5%
2,234	JPMorgan International Realty Fund, Class R5 Shares (b)	21,627
3,161	JPMorgan Realty Income Fund, Class R5 Shares (b)	36,287

	Total Alternative Assets	57,914

	Fixed Income — 11.1%
161	iShares Barclays Aggregate Bond Fund	18,105
1,255	JPMorgan Core Bond Fund, Class R6 Shares (b)	15,223
2,117	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	18,926
7,877	JPMorgan High Yield Fund, Class R6 Shares (b)	63,570

	Total Fixed Income	115,824

	International Equity — 26.9%
3,328	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	42,804
2,385	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	54,115
5,583	Vanguard MSCI EAFE ETF	183,513

	Total International Equity	280,432

	Money Market — 0.9%
9,116	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	9,116

	U.S. Equity — 48.8%
425	iShares Russell 2000 Index Fund	35,470
515	iShares Russell Midcap Index Fund	57,047
6,316	Vanguard S&P 500 ETF	416,351

	Total U.S. Equity	508,868

	Total Investments — 93.2% (Cost $933,741)	972,154
	Other Assets in Excess of Liabilities — 6.8%	70,577

	NET ASSETS — 100.0%	$1,042,731

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,917
Aggregate gross unrealized depreciation	(504)

Net unrealized appreciation/depreciation	$38,413

Federal income tax cost of investments	$933,741

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$972,154	$–	$–	$972,154

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 93.2%
	Alternative Assets — 5.5%
2,234	JPMorgan International Realty Fund, Class R5 Shares (b)	21,627
3,161	JPMorgan Realty Income Fund, Class R5 Shares (b)	36,287

	Total Alternative Assets	57,914

	Fixed Income — 11.1%
161	iShares Barclays Aggregate Bond Fund	18,104
1,255	JPMorgan Core Bond Fund, Class R6 Shares (b)	15,223
2,117	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	18,926
7,877	JPMorgan High Yield Fund, Class R6 Shares (b)	63,570

	Total Fixed Income	115,823

	International Equity — 26.9%
3,328	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	42,804
2,385	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	54,115
5,583	Vanguard MSCI EAFE ETF	183,513

	Total International Equity	280,432

	Money Market — 0.9%
9,057	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	9,057

	U.S. Equity — 48.8%
425	iShares Russell 2000 Index Fund	35,470
515	iShares Russell Midcap Index Fund	57,047
6,316	Vanguard S&P 500 ETF	416,351

	Total U.S. Equity	508,868

	Total Investments — 93.2% (Cost $933,681)	972,094
	Other Assets in Excess of Liabilities — 6.8%	70,637

	NET ASSETS — 100.0%	$1,042,731

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,916
Aggregate gross unrealized depreciation	(503)

Net unrealized appreciation/depreciation	$38,413

Federal income tax cost of investments	$933,681

SmartRetirement Blend 2050 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$972,094	$—	$—	$972,094

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 93.2%
	Alternative Assets — 5.5%
2,234	JPMorgan International Realty Fund, Class R5 Shares (b)	21,627
3,161	JPMorgan Realty Income Fund, Class R5 Shares (b)	36,287

	Total Alternative Assets	57,914

	Fixed Income — 11.1%
163	iShares Barclays Aggregate Bond Fund	18,329
1,255	JPMorgan Core Bond Fund, Class R6 Shares (b)	15,223
2,117	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	18,926
7,877	JPMorgan High Yield Fund, Class R6 Shares (b)	63,570

	Total Fixed Income	116,048

	International Equity — 26.9%
3,328	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	42,804
2,385	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	54,115
5,583	Vanguard MSCI EAFE ETF	183,513

	Total International Equity	280,432

	Money Market — 0.9%
9,124	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	9,124

	U.S. Equity — 48.8%
422	iShares Russell 2000 Index Fund	35,220
515	iShares Russell Midcap Index Fund	57,047
6,316	Vanguard S&P 500 ETF	416,351

	Total U.S. Equity	508,618

	Total Investments — 93.2% (Cost $933,715)	972,136
	Other Assets in Excess of Liabilities — 6.8%	70,603

	NET ASSETS — 100.0%	$1,042,739

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,925
Aggregate gross unrealized depreciation	(504)

Net unrealized appreciation/depreciation	$38,421

Federal income tax cost of investments	$933,715

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$972,136	$—	$—	$972,136

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 92.8%
	Alternative Assets — 3.6%
835	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	13,592
1,124	JPMorgan International Realty Fund, Class R5 Shares (b)	10,876
1,128	JPMorgan Realty Income Fund, Class R5 Shares (b)	12,945

	Total Alternative Assets	37,413

	Fixed Income — 49.9%
1,246	iShares Barclays Aggregate Bond Fund	140,113
251	iShares Barclays TIPS Bond Fund	30,562
11,727	JPMorgan Core Bond Fund, Class R6 Shares (b)	142,254
4,810	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	43,000
11,764	JPMorgan High Yield Fund, Class R6 Shares (b)	94,936
5,741	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	62,231

	Total Fixed Income	513,096

	International Equity — 10.7%
704	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	9,053
504	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	11,432
1,399	JPMorgan Global Natural Resources Fund, Class R6 Shares (b)	16,497
2,241	Vanguard MSCI EAFE ETF	73,662

	Total International Equity	110,644

	Money Market — 8.7%
89,368	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)	89,368

	U.S. Equity — 19.9%
127	iShares Russell 2000 Index Fund	10,599
203	iShares Russell Midcap Index Fund	22,486
2,603	Vanguard S&P 500 ETF	171,590

	Total U.S. Equity	204,675

	Total Investments — 92.8% (Cost $931,561)	955,196
	Other Assets in Excess of Liabilities — 7.2%	73,775

	NET ASSETS — 100.0%	$1,028,971

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,815
Aggregate gross unrealized depreciation	(180)

Net unrealized appreciation/depreciation	$23,635

Federal income tax cost of investments	$931,561

SmartRetirement Blend Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$955,196	$—	$—	$955,196

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 127.6% (j)
Common Stocks — 124.8%
Consumer Discretionary — 22.8%
		Automobiles — 1.2%
57		Thor Industries, Inc.	2,077

		Diversified Consumer Services — 1.1%
104		H&R Block, Inc.	1,809

		Hotels, Restaurants & Leisure — 6.0%
75		Bally Technologies, Inc. (a)	3,685
141		Brinker International, Inc.	4,963
28		Wyndham Worldwide Corp.	1,485

			10,133

		Household Durables — 0.4%
7		Jarden Corp.	349
24		PulteGroup, Inc. (a)	370

			719

		Internet & Catalog Retail — 2.6%
74		Expedia, Inc.	4,298

		Media — 3.5%
32		CBS Corp. (Non-Voting), Class B	1,153
95		Comcast Corp., Class A	3,380
24		Viacom, Inc., Class B	1,289

			5,822

		Multiline Retail — 2.8%
127		Macy’s, Inc.	4,789

		Specialty Retail — 5.0%
99		Home Depot, Inc. (The)	5,971
21		PetSmart, Inc.	1,428
24		TJX Cos., Inc.	1,052

			8,451

		Textiles, Apparel & Luxury Goods — 0.2%
4		PVH Corp.	394

		Total Consumer Discretionary	38,492

Consumer Staples — 13.6%
		Food & Staples Retailing — 5.0%
113		CVS Caremark Corp.	5,491
130		Kroger Co. (The)	3,048

			8,539

		Food Products — 3.7%
92		Archer-Daniels-Midland Co.	2,492
10		Campbell Soup Co.	331
121		ConAgra Foods, Inc.	3,347
–	(h)	General Mills, Inc.	16

			6,186

		Household Products — 1.5%
33		Energizer Holdings, Inc.	2,477

		Personal Products — 0.3%
16		Nu Skin Enterprises, Inc., Class A	610

		Tobacco — 3.1%
58		Philip Morris International, Inc.	5,180

		Total Consumer Staples	22,992

Energy — 11.6%
		Energy Equipment & Services — 1.0%
21		National Oilwell Varco, Inc.	1,674

		Oil, Gas & Consumable Fuels — 10.6%
49		Chevron Corp.	5,662
9		ConocoPhillips	497
60		Exxon Mobil Corp.	5,518
17		Marathon Oil Corp.	512
37		Occidental Petroleum Corp.	3,219
34		Phillips 66	1,572
33		Western Refining, Inc.	864

			17,844

		Total Energy	19,518

Financials — 14.0%
		Capital Markets — 1.0%
44		American Capital Ltd. (a)	494
11		Goldman Sachs Group, Inc. (The)	1,205

			1,699

		Commercial Banks — 4.1%
200		Wells Fargo & Co.	6,896

		Consumer Finance — 3.2%
135		Discover Financial Services	5,363

		Diversified Financial Services — 1.3%
65		Citigroup, Inc.	2,117

		Insurance — 3.0%
76		Allstate Corp. (The)	3,018
5		PartnerRe Ltd., (Bermuda)	386
17		Travelers Cos., Inc. (The)	1,188
16		Validus Holdings Ltd., (Bermuda)	550

			5,142

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Real Estate Investment Trusts (REITs) — 1.4%
14	Digital Realty Trust, Inc.	957
23	Extra Space Storage, Inc.	751
45	Host Hotels & Resorts, Inc.	724

		2,432

	Total Financials	23,649

Health Care — 19.2%
	Biotechnology — 2.7%
34	Amgen, Inc.	2,884
27	Gilead Sciences, Inc. (a)	1,766

		4,650

	Health Care Equipment & Supplies — 1.1%
94	Hologic, Inc. (a)	1,903

	Health Care Providers & Services — 4.9%
51	McKesson Corp.	4,345
71	UnitedHealth Group, Inc.	3,919

		8,264

	Pharmaceuticals — 10.5%
47	Abbott Laboratories	3,188
13	Endo Health Solutions, Inc. (a)	400
51	Merck & Co., Inc.	2,278
274	Pfizer, Inc.	6,810
368	Warner Chilcott plc, (Ireland), Class A	4,968

		17,644

	Total Health Care	32,461

Industrials — 8.5%
	Aerospace & Defense — 3.7%
45	Honeywell International, Inc.	2,683
55	Huntington Ingalls Industries, Inc. (a)	2,325
22	Raytheon Co.	1,275

		6,283

	Air Freight & Logistics — 0.2%
5	United Parcel Service, Inc., Class B	322

	Airlines — 0.6%
118	Delta Air Lines, Inc. (a)	1,079

	Commercial Services & Supplies — 1.6%
160	R.R. Donnelley & Sons Co.	1,696
18	Tyco International Ltd., (Switzerland)	1,001

		2,697

	Construction & Engineering — 0.3%
13	URS Corp.	473

	Machinery — 1.4%
52	Ingersoll-Rand plc, (Ireland)	2,317

	Professional Services — 0.3%
7	Dun & Bradstreet Corp. (The)	518

	Road & Rail — 0.4%
5	Union Pacific Corp.	605

	Total Industrials	14,294

Information Technology — 25.4%
	Communications Equipment — 1.2%
277	Brocade Communications Systems, Inc. (a)	1,637
7	QUALCOMM, Inc.	450

		2,087

	Computers & Peripherals — 9.1%
19	Apple, Inc.	12,673
25	Diebold, Inc.	843
69	EMC Corp. (a)	1,868

		15,384

	Electronic Equipment, Instruments & Components — 1.5%
56	Itron, Inc. (a)	2,434

	IT Services — 6.7%
20	International Business Machines Corp.	4,128
171	Lender Processing Services, Inc.	4,772
18	Visa, Inc., Class A	2,404

		11,304

	Semiconductors & Semiconductor Equipment — 2.5%
47	Altera Corp.	1,580
39	Broadcom Corp., Class A (a)	1,345
36	Freescale Semiconductor Ltd. (a)	346
21	Lam Research Corp. (a)	671
29	Marvell Technology Group Ltd., (Bermuda)	267

		4,209

	Software — 4.4%
248	Microsoft Corp.	7,379

	Total Information Technology	42,797

Materials — 3.3%
	Chemicals — 1.9%
2	CF Industries Holdings, Inc.	445
19	LyondellBasell Industries N.V., (Netherlands), Class A	971
15	PPG Industries, Inc.	1,734

		3,150

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Containers & Packaging — 1.4%
78	Bemis Co., Inc.	2,461

	Total Materials	5,611

Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 3.2%
99	AT&T, Inc.	3,714
36	Verizon Communications, Inc.	1,651

	Total Telecommunication Services	5,365

Utilities — 3.2%
	Electric Utilities — 0.7%
4	Entergy Corp.	272
6	FirstEnergy Corp.	282
9	NextEra Energy, Inc.	622

		1,176

	Gas Utilities — 0.7%
35	UGI Corp.	1,116

	Independent Power Producers & Energy Traders — 1.1%
174	AES Corp. (The) (a)	1,906

	Multi-Utilities — 0.7%
5	Ameren Corp.	165
9	CenterPoint Energy, Inc.	186
3	Consolidated Edison, Inc.	190
3	DTE Energy Co.	208
11	Public Service Enterprise Group, Inc.	350

		1,099

	Total Utilities	5,297

	Total Common Stocks (Cost $179,058)	210,476

Short-Term Investment — 2.8%
	Investment Company — 2.8%
4,791	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $4,791)	4,791

	Total Investments — 127.6% (Cost $183,849)	215,267
	Liabilities in Excess of Other Assets — (27.6)%	(46,540)

	NET ASSETS — 100.0%	$168,727

Short Positions — 26.6%
Common Stocks — 26.6%
Consumer Discretionary — 10.5%
	Hotels, Restaurants & Leisure — 4.9%
19	Las Vegas Sands Corp.	900
42	McDonald’s Corp.	3,872
67	Starbucks Corp.	3,410

		8,182

	Internet & Catalog Retail — 2.4%
16	Amazon.com, Inc. (a)	4,044

	Multiline Retail — 0.8%
22	Target Corp.	1,409

	Specialty Retail — 2.4%
65	Tiffany & Co.	4,016

	Total Consumer Discretionary	17,651

Consumer Staples — 3.1%
	Beverages — 0.4%
16	Coca-Cola Co. (The)	618

	Food & Staples Retailing — 2.1%
9	Costco Wholesale Corp.	941
41	Sysco Corp.	1,282
23	United Natural Foods, Inc. (a)	1,368

		3,591

	Food Products — 0.6%
15	Mead Johnson Nutrition Co.	1,099

	Total Consumer Staples	5,308

Health Care — 7.7%
	Health Care Providers & Services — 1.0%
53	HMS Holdings Corp. (a)	1,772

	Pharmaceuticals — 6.7%
128	Bristol-Myers Squibb Co.	4,320
36	Johnson & Johnson	2,474
39	Perrigo Co.	4,507

		11,301

	Total Health Care	13,073

Industrials — 1.2%
	Commercial Services & Supplies — 0.8%
26	Clean Harbors, Inc. (a)	1,280

	Machinery — 0.2%
10	PACCAR, Inc.	380

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Trading Companies & Distributors — 0.2%
9	Fastenal Co.	374

	Total Industrials	2,034

Information Technology — 4.1%
	Communications Equipment — 1.0%
91	Acme Packet, Inc. (a)	1,556
12	Juniper Networks, Inc. (a)	202

		1,758

	Computers & Peripherals — 1.0%
53	Fusion-io, Inc. (a)	1,601

	Electronic Equipment, Instruments & Components — 0.3%
22	National Instruments Corp.	541

	Internet Software & Services — 1.5%
3	Google, Inc., Class A (a)	2,490

	Software — 0.3%
14	Oracle Corp.	441

	Total Information Technology	6,831

	Total Short Positions (Proceeds $42,598)	$44,897

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
46	E-mini S&P 500	12/21/12	$3,299	$(17)

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,202
Aggregate gross unrealized depreciation	(2,784)

Net unrealized appreciation/depreciation	$31,418

Federal income tax cost of investments	$183,849

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$215,267	$—	$—	$215,267
Total Liabilities (a)	$(44,897)	$—	$—	$(44,897)
Depreciation in Other Financial Instruments
Futures Contracts	$(17)	$—	$—	$(17)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.4%
Consumer Discretionary — 15.2%
	Auto Components — 1.2%
56	BorgWarner, Inc. (a)	3,862
2,426	Johnson Controls, Inc.	66,463
207	Lear Corp.	7,808
134	TRW Automotive Holdings Corp. (a)	5,837

		83,970

	Automobiles — 0.9%
2,652	General Motors Co. (a)	60,327

	Hotels, Restaurants & Leisure — 0.9%
507	Carnival Corp.	18,462
335	Royal Caribbean Cruises Ltd.	10,110
260	Starbucks Corp.	13,182
279	Yum! Brands, Inc.	18,540

		60,294

	Household Durables — 0.5%
237	Lennar Corp., Class A	8,257
13	NVR, Inc. (a)	10,557
701	PulteGroup, Inc. (a)	10,863
156	Ryland Group, Inc. (The)	4,693

		34,370

	Internet & Catalog Retail — 1.5%
299	Amazon.com, Inc. (a)	76,062
214	Expedia, Inc.	12,352
19	priceline.com, Inc. (a)	11,799

		100,213

	Media — 5.1%
683	CBS Corp. (Non-Voting), Class B	24,820
2,289	Comcast Corp., Class A	81,892
271	DIRECTV (a)	14,241
647	DISH Network Corp., Class A	19,800
487	Time Warner Cable, Inc.	46,276
3,389	Time Warner, Inc.	153,605
189	Walt Disney Co. (The)	9,899

		350,533

	Multiline Retail — 1.1%
118	Dollar Tree, Inc. (a)	5,698
132	Kohl’s Corp.	6,762
191	Macy’s, Inc.	7,179
938	Target Corp.	59,526

		79,165

	Specialty Retail — 2.6%
81	AutoZone, Inc. (a)	29,919
75	Bed Bath & Beyond, Inc. (a)	4,709
1,425	Home Depot, Inc. (The)	86,044
1,517	Lowe’s Cos., Inc.	45,870
129	PetSmart, Inc.	8,916

		175,458

	Textiles, Apparel & Luxury Goods — 1.4%
404	Coach, Inc.	22,622
206	Lululemon Athletica, Inc., (Canada) (a)	15,249
86	NIKE, Inc., Class B	8,116
35	Ralph Lauren Corp.	5,346
269	V.F. Corp.	42,936

		94,269

	Total Consumer Discretionary	1,038,599

Consumer Staples — 7.5%
	Beverages — 2.4%
2,589	Coca-Cola Co. (The)	98,209
161	Monster Beverage Corp. (a)	8,706
788	PepsiCo, Inc.	55,797

		162,712

	Food & Staples Retailing — 0.5%
58	Costco Wholesale Corp.	5,834
63	CVS Caremark Corp.	3,048
362	Walgreen Co.	13,177
129	Whole Foods Market, Inc.	12,554

		34,613

	Food Products — 1.8%
212	Archer-Daniels-Midland Co.	5,760
202	ConAgra Foods, Inc.	5,580
843	General Mills, Inc.	33,578
529	Kraft Foods Group, Inc. (a)	23,627
1,278	Kraft Foods, Inc., Class A	52,831

		121,376

	Household Products — 1.6%
200	Clorox Co. (The)	14,417
190	Colgate-Palmolive Co.	20,391
36	Energizer Holdings, Inc.	2,710
1,073	Procter & Gamble Co. (The)	74,443

		111,961

	Personal Products — 0.1%
121	Estee Lauder Cos., Inc. (The), Class A	7,430

	Tobacco — 1.1%
801	Philip Morris International, Inc.	72,075

	Total Consumer Staples	510,167

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Energy — 11.1%
	Energy Equipment & Services — 2.6%
237	Cameron International Corp. (a)	13,271
530	Ensco plc, (United Kingdom), Class A	28,929
122	FMC Technologies, Inc. (a)	5,665
676	Halliburton Co.	22,781
349	National Oilwell Varco, Inc.	27,969
1,143	Schlumberger Ltd.	82,648

		181,263

	Oil, Gas & Consumable Fuels — 8.5%
468	Anadarko Petroleum Corp.	32,703
133	Apache Corp.	11,492
733	Chevron Corp.	85,455
60	Concho Resources, Inc. (a)	5,701
57	Continental Resources, Inc. (a)	4,420
164	Denbury Resources, Inc. (a)	2,657
612	EOG Resources, Inc.	68,628
1,247	Exxon Mobil Corp.	114,002
888	Kinder Morgan, Inc.	31,547
182	Marathon Petroleum Corp.	9,928
1,508	Occidental Petroleum Corp.	129,761
529	Peabody Energy Corp.	11,796
351	Phillips 66	16,258
99	Pioneer Natural Resources Co.	10,306
91	Southwestern Energy Co. (a)	3,155
922	Valero Energy Corp.	29,201
364	Williams Cos., Inc. (The)	12,715

		579,725

	Total Energy	760,988

Financials — 14.2%
	Capital Markets — 3.2%
507	Ameriprise Financial, Inc.	28,723
638	Goldman Sachs Group, Inc. (The)	72,561
1,862	Invesco Ltd.	46,534
1,109	Morgan Stanley	18,570
869	State Street Corp.	36,453
110	T. Rowe Price Group, Inc.	6,938
727	TD Ameritrade Holding Corp.	11,178

		220,957

	Commercial Banks — 3.0%
86	CIT Group, Inc. (a)	3,372
1,490	Huntington Bancshares, Inc.	10,279
131	PNC Financial Services Group, Inc.	8,258
498	SunTrust Banks, Inc.	14,076
47	SVB Financial Group (a)	2,833
4,754	Wells Fargo & Co.	164,171
180	Zions Bancorp	3,719

		206,708

	Consumer Finance — 0.7%
480	American Express Co.	27,303
385	Capital One Financial Corp.	21,928

		49,231

	Diversified Financial Services — 3.5%
8,124	Bank of America Corp.	71,731
2,389	Citigroup, Inc.	78,165
1,254	CME Group, Inc.	71,838
111	IntercontinentalExchange, Inc. (a)	14,814

		236,548

	Insurance — 3.1%
848	ACE Ltd., (Switzerland)	64,146
304	Axis Capital Holdings Ltd., (Bermuda)	10,609
209	Everest Re Group Ltd., (Bermuda)	22,307
480	Hartford Financial Services Group, Inc.	9,329
2,120	MetLife, Inc.	73,055
634	Prudential Financial, Inc.	34,561

		214,007

	Real Estate Investment Trusts (REITs) — 0.7%
409	American Tower Corp.	29,207
94	Boston Properties, Inc.	10,344
95	CBL & Associates Properties, Inc.	2,031
84	Post Properties, Inc.	4,007

		45,589

	Total Financials	973,040

Health Care — 13.7%
	Biotechnology — 3.0%
122	Alexion Pharmaceuticals, Inc. (a)	13,975
589	Biogen Idec, Inc. (a)	87,947
536	Celgene Corp. (a)	40,946
283	Onyx Pharmaceuticals, Inc. (a)	23,896
73	Regeneron Pharmaceuticals, Inc. (a)	11,143
473	Vertex Pharmaceuticals, Inc. (a)	26,468

		204,375

	Health Care Equipment & Supplies — 1.9%
1,242	CareFusion Corp. (a)	35,262
1,406	Covidien plc, (Ireland)	83,545
22	Intuitive Surgical, Inc. (a)	11,097

		129,904

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — 2.6%
678	AmerisourceBergen Corp.	26,227
419	Cardinal Health, Inc.	16,317
26	Catamaran Corp. (a)	2,524
46	Cigna Corp.	2,157
502	Humana, Inc.	35,204
60	McKesson Corp.	5,187
1,607	UnitedHealth Group, Inc.	89,068

		176,684

	Health Care Technology — 0.1%
111	Cerner Corp. (a)	8,596

	Pharmaceuticals — 6.1%
841	Abbott Laboratories	57,647
212	Allergan, Inc.	19,447
588	Johnson & Johnson	40,539
3,737	Merck & Co., Inc.	168,557
755	Mylan, Inc. (a)	18,420
60	Novo Nordisk A/S, (Denmark), ADR	9,475
3,746	Pfizer, Inc.	93,100
215	Valeant Pharmaceuticals International, Inc., (Canada) (a)	11,871

		419,056

	Total Health Care	938,615

Industrials — 9.8%
	Aerospace & Defense — 2.6%
979	Honeywell International, Inc.	58,473
22	Precision Castparts Corp.	3,662
1,482	United Technologies Corp.	116,001

		178,136

	Building Products — 0.3%
1,351	Masco Corp.	20,327

	Commercial Services & Supplies — 1.1%
1,386	Tyco International Ltd., (Switzerland)	77,991

	Construction & Engineering — 0.6%
769	Fluor Corp.	43,253

	Electrical Equipment — 1.1%
1,505	Emerson Electric Co.	72,653

	Machinery — 1.5%
65	Caterpillar, Inc.	5,562
63	Cummins, Inc.	5,824
1,708	PACCAR, Inc.	68,366
356	SPX Corp.	23,295

		103,047

	Professional Services — 0.1%
90	Equifax, Inc.	4,174

	Road & Rail — 2.0%
4,039	CSX Corp.	83,815
455	Union Pacific Corp.	53,994

		137,809

	Trading Companies & Distributors — 0.5%
166	W.W. Grainger, Inc.	34,498

	Total Industrials	671,888

Information Technology — 20.5%
	Communications Equipment — 2.3%
4,525	Cisco Systems, Inc.	86,390
50	F5 Networks, Inc. (a)	5,239
574	Juniper Networks, Inc. (a)	9,828
914	QUALCOMM, Inc.	57,127

		158,584

	Computers & Peripherals — 6.1%
554	Apple, Inc.	369,706
461	EMC Corp. (a)	12,576
1,836	Hewlett-Packard Co.	31,329
113	NetApp, Inc. (a)	3,723
58	SanDisk Corp. (a)	2,509

		419,843

	Internet Software & Services — 2.4%
28	Baidu, Inc., (China), ADR (a)	3,298
162	eBay, Inc. (a)	7,831
177	Google, Inc., Class A (a)	133,275
96	LinkedIn Corp., Class A (a)	11,507
120	Rackspace Hosting, Inc. (a)	7,914

		163,825

	IT Services — 2.2%
430	Cognizant Technology Solutions Corp., Class A (a)	30,078
417	Genpact Ltd.	6,951
65	International Business Machines Corp.	13,582
83	MasterCard, Inc., Class A	37,607
147	Teradata Corp. (a)	11,058
367	Visa, Inc., Class A	49,267

		148,543

	Semiconductors & Semiconductor Equipment — 2.7%
1,104	Altera Corp.	37,512
125	ARM Holdings plc, (United Kingdom), ADR	3,492
145	ASML Holding N.V., (Netherlands)	7,772
1,337	Broadcom Corp., Class A (a)	46,247

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
776	Freescale Semiconductor Ltd. (a)	7,375
150	KLA-Tencor Corp.	7,137
1,459	Lam Research Corp. (a)	46,373
981	Marvell Technology Group Ltd., (Bermuda)	8,973
119	Maxim Integrated Products, Inc.	3,171
511	Texas Instruments, Inc.	14,068

		182,120

	Software — 4.8%
586	Adobe Systems, Inc. (a)	19,013
248	Citrix Systems, Inc. (a)	19,011
147	Intuit, Inc.	8,637
4,937	Microsoft Corp.	147,016
176	Nuance Communications, Inc. (a)	4,371
3,186	Oracle Corp.	100,323
134	Red Hat, Inc. (a)	7,649
52	Salesforce.com, Inc. (a)	8,010
50	SolarWinds, Inc. (a)	2,803
50	VMware, Inc., Class A (a)	4,798
1,755	Zynga, Inc., Class A (a)	4,985

		326,616

	Total Information Technology	1,399,531

Materials — 3.3%
	Chemicals — 2.2%
825	Air Products & Chemicals, Inc.	68,265
45	CF Industries Holdings, Inc.	10,005
110	Dow Chemical Co. (The)	3,176
679	E.I. du Pont de Nemours & Co.	34,133
129	FMC Corp.	7,135
298	Georgia Gulf Corp.	10,782
59	Praxair, Inc.	6,081
87	Sherwin-Williams Co. (The)	12,998

		152,575

	Containers & Packaging — 0.1%
217	Crown Holdings, Inc. (a)	7,992

	Metals & Mining — 1.0%
2,019	Alcoa, Inc.	17,872
1,126	Freeport-McMoRan Copper & Gold, Inc.	44,572
189	Walter Energy, Inc.	6,145

		68,589

	Total Materials	229,156

Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
1,430	AT&T, Inc.	53,898
1,780	Verizon Communications, Inc.	81,128

	Total Telecommunication Services	135,026

Utilities — 2.1%
	Electric Utilities — 1.2%
455	American Electric Power Co., Inc.	19,972
720	NextEra Energy, Inc.	50,649
560	NV Energy, Inc.	10,077
95	OGE Energy Corp.	5,279

		85,977

	Multi-Utilities — 0.9%
41	CenterPoint Energy, Inc.	871
527	NiSource, Inc.	13,428
634	PG&E Corp.	27,062
292	Sempra Energy	18,827

		60,188

	Total Utilities	146,165

	Total Common Stocks (Cost $5,387,004)	6,803,175

Preferred Stock — 0.1%
Consumer Staples — 0.1%
	Beverages — 0.1%
195	Cia de Bebidas das Americas, (Brazil), ADR (Cost $5,444)	7,450

Short-Term Investment — 1.0%
	Investment Company — 1.0%
65,876	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $65,876)	65,876

	Total Investments — 100.5% (Cost $5,458,324)	6,876,501
	Liabilities in Excess of Other Assets — (0.5)%	(34,530)

	NET ASSETS — 100.0%	$6,841,971

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousand, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
147	E-mini S&P 500	12/21/12	$10,541	$(22)

Short Positions

SHARES	SECURITY DESCRIPTION	VALUE
(670)	Mondelez International, Inc. (w) † (Proceeds $17,462)	$(17,786)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(w)	—	When-issued security.
†	—	Short position is the result of the sale of a when issued security from a pending corporate action on Kraft Foods, Inc.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,459,181
Aggregate gross unrealized depreciation	(41,004)

Net unrealized appreciation/depreciation	$1,418,177

Federal income tax cost of investments	$5,458,324

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,856,084	$20,417	$—	$6,876,501
Total Liabilities (b)	$(17,786)	$—	$—	$(17,786)
Depreciation in Other Financial Instruments
Futures Contracts	$(22)	$—	$—	$(22)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the report values of which are an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 127.2% (j)
Common Stocks — 124.0%
	Consumer Discretionary — 18.9%
	Auto Components — 1.8%
4,844	Johnson Controls, Inc.	132,719

	Automobiles — 1.7%
5,281	General Motors Co. (a)	120,141

	Hotels, Restaurants & Leisure — 0.9%
558	Carnival Corp.	20,322
352	Royal Caribbean Cruises Ltd.	10,639
570	Yum! Brands, Inc.	37,801

		68,762

	Household Durables — 0.7%
300	Lennar Corp., Class A	10,423
27	NVR, Inc. (a)	23,077
1,061	PulteGroup, Inc. (a)	16,445
49	Ryland Group, Inc. (The)	1,470

		51,415

	Internet & Catalog Retail — 1.4%
288	Amazon.com, Inc. (a)	73,275
444	Expedia, Inc.	25,679

		98,954

	Media — 6.4%
1,047	CBS Corp. (Non-Voting), Class B	38,027
2,276	Comcast Corp., Class A	81,400
337	DIRECTV (a)	17,676
250	DISH Network Corp., Class A	7,654
497	Time Warner Cable, Inc.	47,226
5,870	Time Warner, Inc.	266,103

		458,086

	Multiline Retail — 1.5%
342	Kohl’s Corp.	17,515
1,399	Target Corp.	88,794

		106,309

	Specialty Retail — 2.7%
84	AutoZone, Inc. (a)	30,908
1,922	Home Depot, Inc. (The)	116,053
1,605	Lowe’s Cos., Inc.	48,532

		195,493

	Textiles, Apparel & Luxury Goods — 1.8%
745	Coach, Inc.	41,758
230	Lululemon Athletica, Inc., (Canada) (a)	16,984
434	V.F. Corp.	69,231

		127,973

	Total Consumer Discretionary	1,359,852

	Consumer Staples — 9.7%
	Beverages — 2.5%
2,943	Coca-Cola Co. (The)	111,623
950	PepsiCo, Inc.	67,200

		178,823

	Food & Staples Retailing — 0.5%
171	Costco Wholesale Corp.	17,158
491	Walgreen Co.	17,880

		35,038

	Food Products — 2.8%
299	Archer-Daniels-Midland Co.	8,137
1,453	General Mills, Inc.	57,910
1,336	Kraft Foods Group, Inc. (a)	59,631
1,882	Kraft Foods, Inc., Class A	77,806

		203,484

	Household Products — 1.9%
272	Clorox Co. (The)	19,626
307	Colgate-Palmolive Co.	32,887
1,177	Procter & Gamble Co. (The)	81,633

		134,146

	Tobacco — 2.0%
81	Lorillard, Inc.	9,419
1,497	Philip Morris International, Inc.	134,653

		144,072

	Total Consumer Staples	695,563

	Energy — 14.1%
	Energy Equipment & Services — 3.4%
301	Cameron International Corp. (a)	16,878
1,498	Ensco plc, (United Kingdom), Class A	81,727
469	Halliburton Co.	15,812
228	National Oilwell Varco, Inc.	18,266
1,601	Schlumberger Ltd.	115,810

		248,493

	Oil, Gas & Consumable Fuels — 10.7%
540	Anadarko Petroleum Corp.	37,759
1,286	EOG Resources, Inc.	144,146
1,372	Exxon Mobil Corp.	125,489
849	Kinder Morgan, Inc.	30,164
451	Marathon Petroleum Corp.	24,629
2,546	Occidental Petroleum Corp.	219,072

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
1,275	Peabody Energy Corp.	28,414
651	Phillips 66	30,174
273	Pioneer Natural Resources Co.	28,550
54	Range Resources Corp.	3,773
705	Southwestern Energy Co. (a)	24,527
959	Valero Energy Corp.	30,382
1,113	Williams Cos., Inc. (The)	38,933

		766,012

	Total Energy	1,014,505

	Financials — 17.1%
	Capital Markets — 3.9%
909	Ameriprise Financial, Inc.	51,505
869	Goldman Sachs Group, Inc. (The)	98,815
2,439	Invesco Ltd.	60,957
1,293	Morgan Stanley	21,651
631	State Street Corp.	26,479
1,538	TD Ameritrade Holding Corp.	23,635

		283,042

	Commercial Banks — 3.5%
185	CIT Group, Inc. (a)	7,298
432	Huntington Bancshares, Inc.	2,978
451	PNC Financial Services Group, Inc.	28,429
309	SunTrust Banks, Inc.	8,741
5,802	Wells Fargo & Co.	200,355

		247,801

	Consumer Finance — 0.7%
570	American Express Co.	32,434
302	Capital One Financial Corp.	17,189

		49,623

	Diversified Financial Services — 4.1%
9,227	Bank of America Corp.	81,474
1,607	Citigroup, Inc.	52,590
2,516	CME Group, Inc.	144,191
140	IntercontinentalExchange, Inc. (a)	18,719

		296,974

	Insurance — 4.6%
1,959	ACE Ltd., (Switzerland)	148,076
548	Axis Capital Holdings Ltd., (Bermuda)	19,147
44	Everest Re Group Ltd., (Bermuda)	4,662
443	Hartford Financial Services Group, Inc.	8,622
3,319	MetLife, Inc.	114,372
634	Prudential Financial, Inc.	34,584

		329,463

	Real Estate Investment Trusts (REITs) — 0.3%
157	Alexandria Real Estate Equities, Inc.	11,539
103	Apartment Investment & Management Co., Class A	2,680
90	SL Green Realty Corp.	7,192

		21,411

	Total Financials	1,228,314

	Health Care — 17.0%
	Biotechnology — 3.0%
749	Biogen Idec, Inc. (a)	111,744
538	Celgene Corp. (a)	41,134
391	Onyx Pharmaceuticals, Inc. (a)	33,058
588	Vertex Pharmaceuticals, Inc. (a)	32,918

		218,854

	Health Care Equipment & Supplies — 2.7%
1,772	CareFusion Corp. (a)	50,295
2,452	Covidien plc, (Ireland)	145,701

		195,996

	Health Care Providers & Services — 3.3%
1,012	AmerisourceBergen Corp.	39,163
1,060	Cardinal Health, Inc.	41,302
618	Humana, Inc.	43,378
1,987	UnitedHealth Group, Inc.	110,077

		233,920

	Life Sciences Tools & Services — 0.2%
64	Mettler-Toledo International, Inc. (a)	10,960

	Pharmaceuticals — 7.8%
1,212	Abbott Laboratories	83,070
1,273	Johnson & Johnson	87,721
5,821	Merck & Co., Inc.	262,525
5,151	Pfizer, Inc.	128,009

		561,325

	Total Health Care	1,221,055

	Industrials — 14.2%
	Aerospace & Defense — 4.6%
2,783	Honeywell International, Inc.	166,302
2,093	United Technologies Corp.	163,823

		330,125

	Building Products — 0.5%
2,432	Masco Corp.	36,604

	Commercial Services & Supplies — 1.5%
1,911	Tyco International Ltd., (Switzerland)	107,516

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Construction & Engineering — 0.5%
605	Fluor Corp.	34,068

	Electrical Equipment — 1.9%
2,902	Emerson Electric Co.	140,073

	Industrial Conglomerates — 0.2%
151	3M Co.	13,924

	Machinery — 1.8%
2,240	PACCAR, Inc.	89,637
587	SPX Corp.	38,396
		128,033
	Road & Rail — 2.6%
7,569	CSX Corp.	157,052
256	Union Pacific Corp.	30,429

		187,481

	Trading Companies & Distributors — 0.6%
192	W.W. Grainger, Inc.	39,940

	Total Industrials	1,017,764

	Information Technology — 22.8%
	Communications Equipment — 2.9%
5,870	Cisco Systems, Inc.	112,059
1,193	Juniper Networks, Inc. (a)	20,404
1,196	QUALCOMM, Inc.	74,757

		207,220

	Computers & Peripherals — 6.7%
619	Apple, Inc.	413,033
585	EMC Corp. (a)	15,963
2,395	Hewlett-Packard Co.	40,852
210	NetApp, Inc. (a)	6,905
125	SanDisk Corp. (a)	5,438

		482,191

	Internet Software & Services — 2.4%
221	Google, Inc., Class A (a)	166,635
56	LinkedIn Corp., Class A (a)	6,688

		173,323

	IT Services — 1.5%
376	Cognizant Technology Solutions Corp., Class A (a)	26,287
51	MasterCard, Inc., Class A	22,868
426	Paychex, Inc.	14,197
332	Visa, Inc., Class A	44,589

		107,941

	Semiconductors & Semiconductor Equipment — 4.8%
1,847	Altera Corp.	62,760
359	Analog Devices, Inc.	14,073
2,021	Broadcom Corp., Class A (a)	69,880
1,111	Freescale Semiconductor Ltd. (a)	10,569
192	KLA-Tencor Corp.	9,159
3,092	Lam Research Corp. (a)	98,265
2,077	Marvell Technology Group Ltd., (Bermuda)	19,009
258	Maxim Integrated Products, Inc.	6,867
1,768	Texas Instruments, Inc.	48,707

		339,289

	Software — 4.5%
415	Adobe Systems, Inc. (a)	13,478
148	Citrix Systems, Inc. (a)	11,337
6,304	Microsoft Corp.	187,719
3,428	Oracle Corp.	107,949
1,532	Zynga, Inc., Class A (a)	4,350

		324,833

	Total Information Technology	1,634,797

	Materials — 5.4%
	Chemicals — 2.7%
1,610	Air Products & Chemicals, Inc.	133,140
237	Dow Chemical Co. (The)	6,873
523	E.I. du Pont de Nemours & Co.	26,291
839	Georgia Gulf Corp.	30,390

		196,694

	Metals & Mining — 2.7%
3,774	Alcoa, Inc.	33,399
3,688	Freeport-McMoRan Copper & Gold, Inc.	145,955
407	Walter Energy, Inc.	13,197

		192,551

	Total Materials	389,245

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
1,911	AT&T, Inc.	72,049
2,178	Verizon Communications, Inc.	99,270

	Total Telecommunication Services	171,319

	Utilities — 2.4%
	Electric Utilities — 1.3%
638	American Electric Power Co., Inc.	28,047
922	NextEra Energy, Inc.	64,844

		92,891

	Multi-Utilities — 1.1%
1,151	NiSource, Inc.	29,333
550	PG&E Corp.	23,448

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Multi-Utilities — Continued
416	Sempra Energy	26,820

		79,601

	Total Utilities	172,492

	Total Common Stocks (Cost $7,085,159)	8,904,906

Short-Term Investment — 3.2%
	Investment Company — 3.2%
231,599	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $231,599)	231,599

	Total Investments — 127.2% (Cost $7,316,758)	9,136,505
	Liabilities in Excess of Other Assets — (27.2)%	(1,952,286)

	NET ASSETS — 100.0%	$7,184,219

Short Positions — 26.7%
Common Stocks — 26.6%
	Consumer Discretionary — 1.6%
	Household Durables — 0.2%
420	Toll Brothers, Inc. (a)	13,949

	Internet & Catalog Retail — 0.1%
61	Netflix, Inc. (a)	3,344
10	priceline.com, Inc. (a)	6,157

		9,501

	Leisure Equipment & Products — 0.1%
214	Mattel, Inc.	7,579

	Media — 0.8%
877	Gannett Co., Inc.	15,572
613	Interpublic Group of Cos., Inc. (The)	6,814
623	Omnicom Group, Inc.	32,113

		54,499

	Specialty Retail — 0.3%
307	Bed Bath & Beyond, Inc. (a)	19,360

	Textiles, Apparel & Luxury Goods — 0.1%
31	Ralph Lauren Corp.	4,734
117	Under Armour, Inc., Class A (a)	6,544

		11,278

	Total Consumer Discretionary	116,166

	Consumer Staples — 3.7%
	Beverages — 0.1%
115	Monster Beverage Corp. (a)	6,244

	Food & Staples Retailing — 0.9%
430	Safeway, Inc.	6,911
675	Wal-Mart Stores, Inc.	49,844
72	Whole Foods Market, Inc.	6,980

		63,735

	Food Products — 1.7%
916	Hershey Co. (The)	64,952
1,788	Kraft Foods, Inc., Class A	47,460
182	Mead Johnson Nutrition Co.	13,322

		125,734

	Household Products — 0.5%
712	Church & Dwight Co., Inc.	38,422

	Tobacco — 0.5%
1,021	Altria Group, Inc.	34,100

	Total Consumer Staples	268,235

	Energy — 2.3%
	Energy Equipment & Services — 0.3%
295	Diamond Offshore Drilling, Inc.	19,440

	Oil, Gas & Consumable Fuels — 2.0%
141	Chevron Corp.	16,424
205	ConocoPhillips	11,734
857	CONSOL Energy, Inc.	25,762
1,399	Encana Corp., (Canada)	30,677
67	Noble Energy, Inc.	6,231
518	TransCanada Corp., (Canada)	23,549
491	Ultra Petroleum Corp. (a)	10,802
1,102	WPX Energy, Inc. (a)	18,282

		143,461

	Total Energy	162,901

	Financials — 2.7%
	Capital Markets — 0.3%
595	Bank of New York Mellon Corp. (The)	13,460
52	Franklin Resources, Inc.	6,449
99	T. Rowe Price Group, Inc.	6,296

		26,205

	Commercial Banks — 0.5%
631	BB&T Corp.	20,939
314	U.S. Bancorp	10,753
50	UMB Financial Corp.	2,412

		34,104

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Insurance — 1.4%
297	Aflac, Inc.	14,218
736	Allstate Corp. (The)	29,170
217	Aon plc, (United Kingdom)	11,343
89	Chubb Corp. (The)	6,756
271	Lincoln National Corp.	6,548
157	Torchmark Corp.	8,057
652	W.R. Berkley Corp.	24,460

		100,552

	Real Estate Investment Trusts (REITs) — 0.5%
152	Federal Realty Investment Trust	16,011
102	Taubman Centers, Inc.	7,830
366	Weingarten Realty Investors	10,285

		34,126

	Total Financials	194,987

	Health Care — 3.0%
	Biotechnology — 0.5%
122	Amgen, Inc.	10,315
198	Medivation, Inc. (a)	11,164
47	Regeneron Pharmaceuticals, Inc. (a)	7,210
148	United Therapeutics Corp. (a)	8,292

		36,981

	Health Care Equipment & Supplies — 0.8%
514	Medtronic, Inc.	22,153
122	St. Jude Medical, Inc.	5,158
416	Zimmer Holdings, Inc.	28,125

		55,436

	Health Care Providers & Services — 0.3%
183	Aetna, Inc.	7,247
2,616	Tenet Healthcare Corp. (a)	16,403

		23,650

	Health Care Technology — 0.2%
151	Cerner Corp. (a)	11,693

	Life Sciences Tools & Services — 0.1%
148	Life Technologies Corp. (a)	7,255

	Pharmaceuticals — 1.1%
841	Bristol-Myers Squibb Co.	28,391
1,008	Eli Lilly & Co.	47,777

		76,168

	Total Health Care	211,183

	Industrials — 6.5%
	Aerospace & Defense — 2.5%
605	Boeing Co. (The)	42,114
743	Lockheed Martin Corp.	69,338
702	Raytheon Co.	40,118
1,049	Textron, Inc.	27,458

		179,028

	Air Freight & Logistics — 0.1%
64	United Parcel Service, Inc., Class B	4,577

	Electrical Equipment — 0.2%
192	Rockwell Automation, Inc.	13,380

	Industrial Conglomerates — 2.0%
1,291	Danaher Corp.	71,224
3,347	General Electric Co.	76,019

		147,243

	Machinery — 0.8%
80	Caterpillar, Inc.	6,883
140	Cummins, Inc.	12,893
249	Dover Corp.	14,791
359	Illinois Tool Works, Inc.	21,350

		55,917

	Road & Rail — 0.5%
76	Canadian National Railway Co., (Canada)	6,663
366	Heartland Express, Inc.	4,894
235	Knight Transportation, Inc.	3,366
222	Norfolk Southern Corp.	14,138
307	Werner Enterprises, Inc.	6,570

		35,631

	Trading Companies & Distributors — 0.4%
623	Fastenal Co.	26,765

	Total Industrials	462,541

	Information Technology — 2.7%
	Computers & Peripherals — 0.2%
240	Seagate Technology plc, (Ireland)	7,454
181	Western Digital Corp.	7,022

		14,476

	Internet Software & Services — 0.3%
537	AOL, Inc. (a)	18,933

	IT Services — 0.6%
235	Automatic Data Processing, Inc.	13,767
154	International Business Machines Corp.	32,028

		45,795

	Semiconductors & Semiconductor Equipment — 1.4%
1,387	Intel Corp.	31,456
1,216	Microchip Technology, Inc.	39,806
971	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	15,359

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Semiconductors & Semiconductor Equipment — Continued
486	Xilinx, Inc.	16,225

		102,846

	Software — 0.2%
225	Intuit, Inc.	13,254

	Total Information Technology	195,304

	Materials — 2.7%
	Chemicals — 1.5%
78	Celanese Corp., Series A,	2,946
464	Praxair, Inc.	48,243
340	Sherwin-Williams Co. (The)	50,655
122	Sigma-Aldrich Corp.	8,744

		110,588

	Metals & Mining — 1.2%
2,171	Cliffs Natural Resources, Inc.	84,970

	Total Materials	195,558

	Utilities — 1.4%
	Electric Utilities — 0.6%
194	Duke Energy Corp.	12,555
632	Southern Co. (The)	29,134

		41,689

	Gas Utilities — 0.2%
233	National Fuel Gas Co.	12,610

	Independent Power Producers & Energy Traders — 0.2%
402	Calpine Corp. (a)	6,946
329	NRG Energy, Inc.	7,035

		13,981

	Multi-Utilities — 0.4%
465	Consolidated Edison, Inc.	27,849
187	Public Service Enterprise Group, Inc.	6,030

		33,879

	Total Utilities	102,159

	Total Common Stocks (Cost $1,815,708)	1,909,034

Investment Company — 0.1%
107	iShares Dow Jones U.S. Real Estate Index Fund (Cost $7,178)	6,860

	Total Short Positions (Proceeds $1,822,886)	$1,915,894

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2,441	E-mini S&P 500	12/21/12	$175,044	$(1,563)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,906,131
Aggregate gross unrealized depreciation	(86,384)

Net unrealized appreciation/depreciation	$1,819,747

Federal income tax cost of investments	$7,316,758

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,136,505	$—	$—	$9,136,505
Total Liabilities (b)	$(1,900,535)	$(15,359)	$—	$(1,915,894)
Depreciation in Other Financial Instruments
Futures Contracts	$(1,563)	$—	$—	$(1,563)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the report value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 116.6% (j)
Common Stocks — 116.1%
	Consumer Discretionary — 18.7%
	Auto Components — 1.3%
180	BorgWarner, Inc. (a)	12,440
934	Johnson Controls, Inc.	25,591
338	TRW Automotive Holdings Corp. (a)	14,774

		52,805

	Automobiles — 0.9%
1,625	General Motors Co. (a)	36,969

	Hotels, Restaurants & Leisure — 1.7%
292	Carnival Corp.	10,641
580	Royal Caribbean Cruises Ltd.	17,522
619	Yum! Brands, Inc.	41,064

		69,227

	Household Durables — 0.8%
874	Lennar Corp., Class A	30,389

	Internet & Catalog Retail — 1.5%
188	Amazon.com, Inc. (a)	47,812
177	Expedia, Inc.	10,238

		58,050

	Media — 6.2%
1,134	CBS Corp. (Non-Voting), Class B	41,198
1,984	Comcast Corp., Class A	69,043
652	DISH Network Corp., Class A	19,958
218	Time Warner Cable, Inc.	20,723
2,182	Time Warner, Inc.	98,910

		249,832

	Multiline Retail — 1.1%
703	Target Corp.	44,619

	Specialty Retail — 3.8%
84	AutoZone, Inc. (a)	31,052
1,011	Home Depot, Inc. (The)	61,034
1,977	Lowe’s Cos., Inc.	59,785

		151,871

	Textiles, Apparel & Luxury Goods — 1.4%
359	Coach, Inc.	20,111
126	NIKE, Inc., Class B	11,959
141	V.F. Corp.	22,470

		54,540

	Total Consumer Discretionary	748,302

	Consumer Staples — 7.7%
	Beverages — 1.8%
1,052	Coca-Cola Co. (The)	39,902
320	Constellation Brands, Inc., Class A (a)	10,352
308	PepsiCo, Inc.	21,797

		72,051

	Food & Staples Retailing — 0.4%
158	Costco Wholesale Corp.	15,820

	Food Products — 1.6%
663	General Mills, Inc.	26,421
969	Kraft Foods, Inc., Class A	40,068

		66,489

	Household Products — 1.9%
179	Colgate-Palmolive Co.	19,193
834	Procter & Gamble Co. (The)	57,846

		77,039

	Personal Products — 0.4%
236	Estee Lauder Cos., Inc. (The), Class A	14,530

	Tobacco — 1.6%
699	Philip Morris International, Inc.	62,868

	Total Consumer Staples	308,797

	Energy — 14.1%
	Energy Equipment & Services — 3.6%
409	Cameron International Corp. (a)	22,933
286	Ensco plc, (United Kingdom), Class A	15,604
514	Halliburton Co.	17,317
123	National Oilwell Varco, Inc.	9,853
529	Rowan Cos. plc, Class A (a)	17,864
820	Schlumberger Ltd.	59,311

		142,882

	Oil, Gas & Consumable Fuels — 10.5%
407	Anadarko Petroleum Corp.	28,457
351	Chevron Corp.	40,913
450	Energen Corp.	23,584
365	EOG Resources, Inc.	40,898
914	Exxon Mobil Corp.	83,585
701	Kinder Morgan, Inc.	24,900
400	Marathon Petroleum Corp.	21,836
868	Occidental Petroleum Corp.	74,700
520	Peabody Energy Corp.	11,591
201	Phillips 66	9,320
279	Pioneer Natural Resources Co.	29,128
285	Valero Energy Corp.	9,029
635	Williams Cos., Inc. (The)	22,206

		420,147

	Total Energy	563,029

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Financials — 16.2%
	Capital Markets — 3.1%
355	Goldman Sachs Group, Inc. (The)	40,356
1,688	Invesco Ltd.	42,183
1,415	Morgan Stanley	23,687
1,131	TD Ameritrade Holding Corp.	17,384

		123,610

	Commercial Banks — 2.9%
158	PNC Financial Services Group, Inc.	9,970
2,997	Wells Fargo & Co.	103,486

		113,456

	Consumer Finance — 1.2%
307	American Express Co.	17,456
545	Capital One Financial Corp.	31,071

		48,527

	Diversified Financial Services — 3.3%
3,388	Bank of America Corp.	29,916
1,155	Citigroup, Inc.	37,791
662	CME Group, Inc.	37,933
197	IntercontinentalExchange, Inc. (a)	26,282

		131,922

	Insurance — 4.5%
819	ACE Ltd., (Switzerland)	61,916
280	Axis Capital Holdings Ltd., (Bermuda)	9,778
200	Hartford Financial Services Group, Inc.	3,888
1,759	MetLife, Inc.	60,615
713	Prudential Financial, Inc.	38,866
252	XL Group plc, (Ireland)	6,056

		181,119

	Real Estate Investment Trusts (REITs) — 1.0%
50	Alexandria Real Estate Equities, Inc.	3,676
80	American Campus Communities, Inc.	3,510
35	American Tower Corp.	2,499
224	Apartment Investment & Management Co., Class A	5,822
175	Highwoods Properties, Inc.	5,708
50	Liberty Property Trust	1,812
57	Macerich Co. (The)	3,262
76	Post Properties, Inc.	3,645
28	Public Storage	3,897
25	Simon Property Group, Inc.	3,795
39	SL Green Realty Corp.	3,123

		40,749

	Thrifts & Mortgage Finance — 0.2%
346	Washington Federal, Inc.	5,771

	Total Financials	645,154

	Health Care — 16.0%
	Biotechnology — 3.5%
403	Biogen Idec, Inc. (a)	60,140
687	Celgene Corp. (a)	52,487
133	Onyx Pharmaceuticals, Inc. (a)	11,238
312	Vertex Pharmaceuticals, Inc. (a)	17,456

		141,321

	Health Care Equipment & Supplies — 2.2%
1,287	CareFusion Corp. (a)	36,538
886	Covidien plc, (Ireland)	52,646

		89,184

	Health Care Providers & Services — 3.4%
520	AmerisourceBergen Corp.	20,129
464	Cardinal Health, Inc.	18,082
190	DaVita, Inc. (a)	19,686
283	Humana, Inc.	19,853
1,073	UnitedHealth Group, Inc.	59,455

		137,205

	Life Sciences Tools & Services — 0.2%
37	Mettler-Toledo International, Inc. (a)	6,317

	Pharmaceuticals — 6.7%
662	Abbott Laboratories	45,387
311	Allergan, Inc.	28,481
1,965	Merck & Co., Inc.	88,621
439	Mylan, Inc. (a)	10,712
3,743	Pfizer, Inc.	93,014

		266,215

	Total Health Care	640,242

	Industrials — 9.9%
	Aerospace & Defense — 2.8%
571	Honeywell International, Inc.	34,117
976	United Technologies Corp.	76,411

		110,528

	Building Products — 0.5%
1,469	Masco Corp.	22,108

	Commercial Services & Supplies — 1.5%
1,052	Tyco International Ltd., (Switzerland)	59,186

	Construction & Engineering — 0.7%
518	Fluor Corp.	29,153

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Electrical Equipment — 1.5%
1,257	Emerson Electric Co.	60,675

	Machinery — 1.5%
95	Eaton Corp.	4,490
1,032	PACCAR, Inc.	41,306
191	SPX Corp.	12,493

		58,289

	Road & Rail — 1.1%
1,217	CSX Corp.	25,253
154	Union Pacific Corp.	18,280

		43,533

	Trading Companies & Distributors — 0.3%
54	W.W. Grainger, Inc.	11,252

	Total Industrials	394,724

	Information Technology — 23.1%
	Communications Equipment — 3.2%
2,120	Cisco Systems, Inc.	40,471
1,275	Juniper Networks, Inc. (a)	21,815
1,073	QUALCOMM, Inc.	67,052

		129,338

	Computers & Peripherals — 6.6%
374	Apple, Inc.	249,555
211	Lexmark International, Inc., Class A	4,695
307	NetApp, Inc. (a)	10,094

		264,344

	Internet Software & Services — 3.0%
230	Baidu, Inc., (China), ADR (a)	26,869
102	Google, Inc., Class A (a)	76,959
123	LinkedIn Corp., Class A (a)	14,809

		118,637

	IT Services — 2.4%
704	Cognizant Technology Solutions Corp., Class A (a)	49,224
99	MasterCard, Inc., Class A	44,696

		93,920

	Semiconductors & Semiconductor Equipment — 1.7%
940	Altera Corp.	31,946
757	Broadcom Corp., Class A (a)	26,177
280	Lam Research Corp. (a)	8,900

		67,023

	Software — 6.2%
472	Adobe Systems, Inc. (a)	15,321
255	Citrix Systems, Inc. (a)	19,525
4,173	Microsoft Corp.	124,272
2,646	Oracle Corp.	83,323
2,325	Zynga, Inc., Class A (a)	6,603

		249,044

	Total Information Technology	922,306

	Materials — 5.3%
	Chemicals — 3.0%
587	Air Products & Chemicals, Inc.	48,545
781	E.I. du Pont de Nemours & Co.	39,261
542	Georgia Gulf Corp.	19,631
269	LyondellBasell Industries N.V., (Netherlands), Class A	13,896

		121,333

	Containers & Packaging — 0.4%
263	Crown Holdings, Inc. (a)	9,665
94	Rock-Tenn Co., Class A	6,785

		16,450

	Metals & Mining — 1.9%
100	Barrick Gold Corp., (Canada)	4,176
1,333	Freeport-McMoRan Copper & Gold, Inc.	52,760
525	Walter Energy, Inc.	17,042

		73,978

	Total Materials	211,761

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
1,505	Verizon Communications, Inc.	68,583

	Utilities — 3.4%
	Electric Utilities — 1.5%
239	American Electric Power Co., Inc.	10,502
455	NextEra Energy, Inc.	32,000
896	NV Energy, Inc.	16,137

		58,639

	Multi-Utilities — 1.8%
1,339	CenterPoint Energy, Inc.	28,521
320	NiSource, Inc.	8,153
358	PG&E Corp.	15,276
310	Sempra Energy	19,992

		71,942

	Water Utilities — 0.1%
161	American Water Works Co., Inc.	5,967

	Total Utilities	136,548

	Total Common Stocks (Cost $3,744,624)	4,639,446

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
Short-Term Investment — 0.5%
	Investment Company — 0.5%
21,673	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $21,673)	21,673

	Total Investments — 116.6% (Cost $3,766,297)	4,661,119
	Liabilities in Excess of Other Assets — (16.6)%	(662,273)

	NET ASSETS — 100.0%	$3,998,846

Short Positions — 16.7%
Common Stocks — 16.7%
	Consumer Discretionary — 1.1%
	Auto Components — 0.1%
57	Autoliv, Inc., (Sweden)	3,532

	Internet & Catalog Retail — 0.1%
6	priceline.com, Inc. (a)	3,713

	Media — 0.6%
351	Interpublic Group of Cos., Inc. (The)	3,903
358	Omnicom Group, Inc.	18,459

		22,362

	Specialty Retail — 0.2%
150	Bed Bath & Beyond, Inc. (a)	9,450

	Textiles, Apparel & Luxury Goods — 0.1%
99	Under Armour, Inc., Class A (a)	5,527

	Total Consumer Discretionary	44,584

	Consumer Staples — 2.3%
	Beverages — 0.2%
130	Monster Beverage Corp. (a)	7,041

	Food & Staples Retailing — 0.5%
257	Wal-Mart Stores, Inc.	18,967

	Food Products — 0.9%
146	H.J. Heinz Co.	8,168
429	Hershey Co. (The)	30,412

		38,580

	Household Products — 0.4%
281	Church & Dwight Co., Inc.	15,171

	Tobacco — 0.3%
387	Altria Group, Inc.	12,922

	Total Consumer Staples	92,681

	Energy — 1.6%
	Energy Equipment & Services — 0.3%
147	Diamond Offshore Drilling, Inc.	9,674

	Oil, Gas & Consumable Fuels — 1.3%
272	CONSOL Energy, Inc.	8,174
361	Encana Corp., (Canada)	7,913
83	Kinder Morgan Management LLC (a)	6,341
255	TransCanada Corp., (Canada)	11,602
337	Ultra Petroleum Corp. (a)	7,407
674	WPX Energy, Inc. (a)	11,182

		52,619

	Total Energy	62,293

	Financials — 2.2%
	Commercial Banks — 0.2%
152	Associated Banc-Corp.	2,002
154	Old National Bancorp	2,096
79	Trustmark Corp.	1,923

		6,021

	Insurance — 0.9%
472	Allstate Corp. (The)	18,696
77	Aon plc, (United Kingdom)	4,026
90	Travelers Cos., Inc. (The)	6,144
233	W.R. Berkley Corp.	8,735

		37,601

	Real Estate Investment Trusts (REITs) — 1.0%
476	Brandywine Realty Trust	5,803
244	Douglas Emmett, Inc.	5,629
40	Federal Realty Investment Trust	4,212
77	Mid-America Apartment Communities, Inc.	5,029
179	Tanger Factory Outlet Centers	5,787
231	UDR, Inc.	5,733
48	Vornado Realty Trust	3,890
130	Weingarten Realty Investors	3,654

		39,737

	Thrifts & Mortgage Finance — 0.1%
460	Capitol Federal Financial, Inc.	5,502

	Total Financials	88,861

	Health Care — 1.7%
	Biotechnology — 0.1%
76	Medivation, Inc. (a)	4,284

	Health Care Equipment & Supplies — 0.6%
242	Medtronic, Inc.	10,435

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Health Care Equipment & Supplies — Continued
194	Zimmer Holdings, Inc.	13,118

		23,553

	Life Sciences Tools & Services — 0.0% (g)
40	Life Technologies Corp. (a)	1,955

	Pharmaceuticals — 1.0%
550	Bristol-Myers Squibb Co.	18,563
447	Eli Lilly & Co.	21,192

		39,755

	Total Health Care	69,547

Industrials — 3.2%
	Aerospace & Defense — 1.3%
174	Boeing Co. (The)	12,114
263	Lockheed Martin Corp.	24,559
212	Raytheon Co.	12,118
141	Textron, Inc.	3,690

		52,481

	Electrical Equipment — 0.3%
140	Rockwell Automation, Inc.	9,737

	Industrial Conglomerates — 1.0%
433	Danaher Corp.	23,880
740	General Electric Co.	16,805

		40,685

	Machinery — 0.2%
80	Cummins, Inc.	7,377

	Road & Rail — 0.2%
140	Norfolk Southern Corp.	8,908

	Trading Companies & Distributors — 0.2%
166	Fastenal Co.	7,136

	Total Industrials	126,324

Information Technology — 0.9%
	Computers & Peripherals — 0.1%
137	Seagate Technology plc, (Ireland)	4,247

	IT Services — 0.3%
57	International Business Machines Corp.	11,825

	Semiconductors & Semiconductor Equipment — 0.3%
340	Intel Corp.	7,711
143	Microchip Technology, Inc.	4,682

		12,393

	Software — 0.2%
100	Intuit, Inc.	5,888

	Total Information Technology	34,353

	Materials — 1.8%
	Chemicals — 0.9%
292	Cabot Corp.	10,678
260	Olin Corp.	5,650
144	Praxair, Inc.	14,959
16	Sherwin-Williams Co. (The)	2,383
55	Sigma-Aldrich Corp.	3,958

		37,628

	Metals & Mining — 0.9%
537	Cliffs Natural Resources, Inc.	21,013
80	Newmont Mining Corp.	4,481
532	Vale S.A., (Brazil), ADR	9,522

		35,016

	Total Materials	72,644

Utilities — 1.9%
	Electric Utilities — 0.4%
344	Southern Co. (The)	15,855

	Gas Utilities — 0.1%
63	National Fuel Gas Co.	3,405

	Independent Power Producers & Energy Traders — 0.1%
230	Calpine Corp. (a)	3,979

	Multi-Utilities — 1.2%
295	Consolidated Edison, Inc.	17,668
160	MDU Resources Group, Inc.	3,526
440	Public Service Enterprise Group, Inc.	14,159
290	Wisconsin Energy Corp.	10,924

		46,277

	Water Utilities — 0.1%
224	Aqua America, Inc.	5,546

	Total Utilities	75,062

	Total Short Positions (Proceeds $652,749)	$666,349

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2012.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$908,884
Aggregate gross unrealized depreciation	(14,062)

Net unrealized appreciation/depreciation	$894,822

Federal income tax cost of investments	$3,766,297

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,661,119	$—	$—	$4,661,119
Total Liabilities (b)	$(656,827)	$(9,522)	$—	$(666,349)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the report value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 127.5% (j)
Common Stocks — 120.8%
		Consumer Discretionary — 16.0%
		Auto Components — 2.4%
4		Lear Corp.	144
2		TRW Automotive Holdings Corp. (a)	83

			227

		Automobiles — 0.5%
2		General Motors Co. (a)	46

		Hotels, Restaurants & Leisure — 0.3%
–	(h)	Starwood Hotels & Resorts Worldwide, Inc.	23

		Household Durables — 0.2%
1		Lennar Corp., Class A	18

		Media — 8.3%
4		CBS Corp. (Non-Voting), Class B	148
8		Comcast Corp., Class A	278
5		DISH Network Corp., Class A	153
1		News Corp., Class A	35
1		Time Warner Cable, Inc.	88
1		Time Warner, Inc.	56
–	(h)	Walt Disney Co. (The)	15

			773

		Multiline Retail — 1.8%
3		Macy’s, Inc.	110
1		Target Corp.	58

			168

		Specialty Retail — 2.0%
–	(h)	AutoZone, Inc. (a)	70
1		Best Buy Co., Inc.	11
2		Home Depot, Inc. (The)	100

			181

		Textiles, Apparel & Luxury Goods — 0.5%
–	(h)	V.F. Corp.	49

		Total Consumer Discretionary	1,485

Consumer Staples — 4.6%
		Food & Staples Retailing — 1.4%
1		CVS Caremark Corp.	47
2		Kroger Co. (The)	45
2		Safeway, Inc.	34

			126

		Food Products — 2.7%
2		Archer-Daniels-Midland Co.	49
–	(h)	Campbell Soup Co.	14
3		ConAgra Foods, Inc.	89
2		Kraft Foods, Inc., Class A	98

			250

		Household Products — 0.5%
1		Energizer Holdings, Inc.	40
–	(h)	Kimberly-Clark Corp.	12

			52

		Total Consumer Staples	428

Energy — 18.1%
		Energy Equipment & Services — 0.6%
–	(h)	Ensco plc, (United Kingdom), Class A	7
2		Halliburton Co.	51

			58

		Oil, Gas & Consumable Fuels — 17.5%
2		Apache Corp.	165
4		Chevron Corp.	494
1		ConocoPhillips	47
2		Denbury Resources, Inc. (a)	35
–	(h)	EOG Resources, Inc.	25
4		Exxon Mobil Corp.	368
1		Kinder Morgan, Inc.	43
–	(h)	Marathon Oil Corp.	13
1		Marathon Petroleum Corp.	46
3		Occidental Petroleum Corp.	251
1		Peabody Energy Corp.	31
1		Phillips 66	37
–	(h)	Southwestern Energy Co. (a)	7
2		Valero Energy Corp.	64

			1,626

		Total Energy	1,684

Financials — 31.7%
		Capital Markets — 5.8%
1		Goldman Sachs Group, Inc. (The)	120
7		Invesco Ltd.	162
6		State Street Corp.	261

			543

		Commercial Banks — 7.2%
–	(h)	Comerica, Inc.	10
15		Huntington Bancshares, Inc.	101
3		SunTrust Banks, Inc.	81
1		U.S. Bancorp	35
13		Wells Fargo & Co.	444

			671

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Consumer Finance — 0.3%
–	(h)	Capital One Financial Corp.	28

		Diversified Financial Services — 5.4%
19		Bank of America Corp.	170
10		Citigroup, Inc.	327

			497

		Insurance — 10.7%
2		ACE Ltd., (Switzerland)	171
1		Axis Capital Holdings Ltd., (Bermuda)	19
3		Everest Re Group Ltd., (Bermuda)	299
2		First American Financial Corp.	40
8		MetLife, Inc.	271
–	(h)	PartnerRe Ltd., (Bermuda)	29
3		Prudential Financial, Inc.	160
–	(h)	XL Group plc, (Ireland)	6

			995

		Real Estate Investment Trusts (REITs) — 2.3%
1		BRE Properties, Inc.	32
2		CBL & Associates Properties, Inc.	32
2		DDR Corp.	25
–	(h)	Macerich Co. (The)	13
1		Post Properties, Inc.	45
–	(h)	Simon Property Group, Inc.	65

			212

		Total Financials	2,946

Health Care — 19.3%
		Biotechnology — 1.1%
–	(h)	Biogen Idec, Inc. (a)	15
1		Celgene Corp. (a)	87

			102

		Health Care Equipment & Supplies — 1.6%
3		Covidien plc, (Ireland)	151

		Health Care Providers & Services — 7.2%
1		Cardinal Health, Inc.	31
1		Cigna Corp.	33
2		Humana, Inc.	139
1		McKesson Corp.	93
7		UnitedHealth Group, Inc.	373

			669

		Pharmaceuticals — 9.4%
8		Merck & Co., Inc.	342
7		Mylan, Inc. (a)	179
9		Pfizer, Inc.	221
2		Valeant Pharmaceuticals International, Inc., (Canada) (a)	132

			874

		Total Health Care	1,796

Industrials — 11.4%
		Aerospace & Defense — 3.1%
–	(h)	General Dynamics Corp.	14
2		Honeywell International, Inc.	126
2		United Technologies Corp.	151

			291

		Commercial Services & Supplies — 2.5%
4		Tyco International Ltd., (Switzerland)	229

		Construction & Engineering — 1.2%
2		Fluor Corp.	107

		Industrial Conglomerates — 0.3%
1		General Electric Co.	23

		Machinery — 2.6%
–	(h)	Deere & Co.	28
–	(h)	Illinois Tool Works, Inc.	12
–	(h)	Joy Global, Inc.	18
4		PACCAR, Inc.	159
–	(h)	Parker Hannifin Corp.	29

			246

		Professional Services — 0.3%
1		Equifax, Inc.	30

		Road & Rail — 1.4%
1		CSX Corp.	28
–	(h)	Norfolk Southern Corp.	17
1		Union Pacific Corp.	88

			133

		Total Industrials	1,059

Information Technology — 12.3%
		Communications Equipment — 1.8%
9		Cisco Systems, Inc.	165

		Computers & Peripherals — 2.2%
–	(h)	Apple, Inc.	138
4		Hewlett-Packard Co.	69

			207

		Internet Software & Services — 1.1%
–	(h)	Google, Inc., Class A (a)	105

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		IT Services — 0.7%
2		Fidelity National Information Services, Inc.	61

		Semiconductors & Semiconductor Equipment — 2.8%
1		Altera Corp.	31
1		Applied Materials, Inc.	12
2		Broadcom Corp., Class A (a)	74
1		KLA-Tencor Corp.	71
2		Lam Research Corp. (a)	63
1		Marvell Technology Group Ltd., (Bermuda)	8

			259

		Software — 3.7%
6		Microsoft Corp.	173
6		Oracle Corp.	174

			347

		Total Information Technology	1,144

Materials — 2.6%
		Chemicals — 2.0%
2		E.I. du Pont de Nemours & Co.	89
–	(h)	Georgia Gulf Corp.	13
1		PPG Industries, Inc.	60
–	(h)	Westlake Chemical Corp.	18

			180

		Containers & Packaging — 0.3%
1		Crown Holdings, Inc. (a)	27

		Metals & Mining — 0.3%
3		Alcoa, Inc.	29

		Total Materials	236

Telecommunication Services — 0.3%
		Diversified Telecommunication Services — 0.3%
1		Verizon Communications, Inc.	26

Utilities — 4.5%
		Electric Utilities — 3.1%
2		NextEra Energy, Inc.	146
2		NV Energy, Inc.	29
2		OGE Energy Corp.	112

			287

		Gas Utilities — 0.3%
1		Atmos Energy Corp.	30

		Multi-Utilities — 1.1%
1		PG&E Corp.	63
1		Sempra Energy	36

			99

		Total Utilities	416

		Total Common Stocks (Cost $8,327)	11,220

Short-Term Investment — 6.7%
		Investment Company — 6.7%
625		JPMorgan Prime Money Market Fund,
		Institutional Class Shares, 0.100% (b) (l) (m) (Cost $625)	625

		Total Investments — 127.5% (Cost $8,952)	11,845
		Liabilities in Excess of Other Assets — (27.5)%	(2,555)

		NET ASSETS — 100.0%	$9,290

Short Positions — 23.1%
Common Stocks — 23.1%
		Consumer Discretionary — 3.0%
		Auto Components — 0.1%
1		Gentex Corp.	12

		Automobiles — 0.3%
2		Ford Motor Co.	24

		Hotels, Restaurants & Leisure — 0.8%
1		Hyatt Hotels Corp., Class A (a)	20
–	(h)	McDonald’s Corp.	28
1		Starbucks Corp.	26

			74

		Household Durables — 0.4%
–	(h)	NVR, Inc. (a)	42

		Internet & Catalog Retail — 0.5%
–	(h)	Amazon.com, Inc. (a)	31
–	(h)	Netflix, Inc. (a)	13

			44

		Multiline Retail — 0.4%
2		J.C. Penney Co., Inc.	37

		Textiles, Apparel & Luxury Goods — 0.5%
1		Under Armour, Inc., Class A (a)	43

		Total Consumer Discretionary	276

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Consumer Staples — 2.2%
		Food & Staples Retailing — 0.4%
–	(h)	Whole Foods Market, Inc.	37

		Food Products — 1.1%
1		H.J. Heinz Co.	56
–	(h)	Kellogg Co.	22
–	(h)	Mead Johnson Nutrition Co.	25

			103

		Household Products — 0.7%
–	(h)	Clorox Co. (The)	22
–	(h)	Colgate-Palmolive Co.	46

			68

		Total Consumer Staples	208

Energy — 1.8%
		Energy Equipment & Services — 0.8%
2		Tenaris S.A., (Luxembourg), ADR	76

		Oil, Gas & Consumable Fuels — 1.0%
1		CONSOL Energy, Inc.	20
1		Range Resources Corp.	44
1		Spectra Energy Corp.	25

			89

		Total Energy	165

Financials — 4.2%
		Commercial Banks — 0.3%
1		BankUnited, Inc.	27

		Insurance — 1.7%
1		Aon plc, (United Kingdom)	39
–	(h)	Chubb Corp. (The)	31
1		Marsh & McLennan Cos., Inc.	19
2		Progressive Corp. (The)	37
1		W.R. Berkley Corp.	32

			158

		Real Estate Investment Trusts (REITs) — 2.2%
1		Digital Realty Trust, Inc.	42
2		Equity One, Inc.	37
–	(h)	Taubman Centers, Inc.	31
1		Washington Real Estate Investment Trust	31
2		Weingarten Realty Investors	61

			202

		Total Financials	387

Health Care — 2.0%
		Health Care Equipment & Supplies — 0.8%
1		Medtronic, Inc.	37
1		Zimmer Holdings, Inc.	40

			77

		Pharmaceuticals — 1.2%
1		Bristol-Myers Squibb Co.	32
1		Eli Lilly & Co.	32
1		Forest Laboratories, Inc. (a)	21
1		Hospira, Inc. (a)	25

			110

		Total Health Care	187

Industrials — 2.3%
		Aerospace & Defense — 0.7%
1		Boeing Co. (The)	41
–	(h)	Lockheed Martin Corp.	26

			67

		Air Freight & Logistics — 0.5%
–	(h)	FedEx Corp.	10
1		United Parcel Service, Inc., Class B	36

			46

		Electrical Equipment — 0.7%
1		Rockwell Automation, Inc.	65

		Machinery — 0.2%
–	(h)	Caterpillar, Inc.	21

		Road & Rail — 0.2%
1		Heartland Express, Inc.	16

		Total Industrials	215

Information Technology — 3.4%
		IT Services — 0.9%
1		Automatic Data Processing, Inc.	35
1		Global Payments, Inc.	21
1		Total System Services, Inc.	26

			82

		Semiconductors & Semiconductor Equipment — 1.5%
2		Cypress Semiconductor Corp. (a)	17
2		Linear Technology Corp.	59
1		Microchip Technology, Inc.	23
2		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	39

			138

		Software — 1.0%
1		Electronic Arts, Inc. (a)	18
1		Salesforce.com, Inc. (a)	79

			97

		Total Information Technology	317

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Materials — 2.1%
		Chemicals — 1.0%
–	(h)	Ecolab, Inc.	26
1		Praxair, Inc.	70

			96

		Construction Materials — 0.3%
–	(h)	Martin Marietta Materials, Inc.	26

		Metals & Mining — 0.8%
1		Cliffs Natural Resources, Inc.	54
1		Vale S.A., (Brazil), ADR	16

			70

		Total Materials	192

Utilities — 2.1%
		Electric Utilities — 0.6%
1		Southern Co. (The)	52

		Multi-Utilities — 1.0%
1		Consolidated Edison, Inc.	46
1		Public Service Enterprise Group, Inc.	21
1		Vectren Corp.	29

			96

		Water Utilities — 0.5%
2		Aqua America, Inc.	51

		Total Utilities	199

		Total Short Positions (Proceeds $2,255)	$2,146

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,924
Aggregate gross unrealized depreciation	(31)

Net unrealized appreciation/depreciation	$2,893

Federal income tax cost of investments	$8,952

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,845	$—	$—	$11,845
Total Liabilities (b)	$(2,015)	$(131)	$—	$(2,146)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the report value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/12
Investments in Securities
Common Stocks - Financials	$583	$(148)	$6	$—	$—	$(441)	$—		$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 132.9% (j)
Common Stocks — 130.0%
		Consumer Discretionary — 18.2%
		Auto Components — 1.4%
–	(h)	BorgWarner, Inc. (a)	12
4		Johnson Controls, Inc.	117
–	(h)	Lear Corp.	11
1		TRW Automotive Holdings Corp. (a)	31

			171

		Automobiles — 0.6%
3		General Motors Co. (a)	78

		Diversified Consumer Services — 0.0% (g)
–	(h)	ITT Educational Services, Inc. (a)	3

		Hotels, Restaurants & Leisure — 0.8%
1		Carnival Corp.	38
–	(h)	McDonald’s Corp.	31
1		Royal Caribbean Cruises Ltd.	29
–	(h)	Yum! Brands, Inc.	8

			106

		Household Durables — 0.7%
1		Lennar Corp., Class A	26
–	(h)	NVR, Inc. (a)	9
2		PulteGroup, Inc. (a)	35
–	(h)	Ryland Group, Inc. (The)	14

			84

		Internet & Catalog Retail — 1.7%
1		Amazon.com, Inc. (a)	178
1		Expedia, Inc.	32

			210

		Media — 6.7%
7		CBS Corp. (Non-Voting), Class B	266
3		Comcast Corp., Class A	119
–	(h)	Discovery Communications, Inc., Class A (a)	26
1		DISH Network Corp., Class A	31
1		Time Warner Cable, Inc.	66
8		Time Warner, Inc.	347

			855

		Multiline Retail — 1.3%
–	(h)	Kohl’s Corp.	4
1		Macy’s, Inc.	30
2		Target Corp.	136

			170

		Specialty Retail — 2.9%
–	(h)	AutoZone, Inc. (a)	78
3		Home Depot, Inc. (The)	171
3		Lowe’s Cos., Inc.	104
–	(h)	TJX Cos., Inc.	15

			368

		Textiles, Apparel & Luxury Goods — 2.1%
1		Coach, Inc.	67
–	(h)	Lululemon Athletica, Inc., (Canada) (a)	29
1		NIKE, Inc., Class B	55
1		V.F. Corp.	118

			269

		Total Consumer Discretionary	2,314

Consumer Staples — 12.6%
		Beverages — 4.1%
5		Coca-Cola Co. (The)	197
3		Coca-Cola Enterprises, Inc.	95
2		Constellation Brands, Inc., Class A (a)	74
1		Dr. Pepper Snapple Group, Inc.	33
2		PepsiCo, Inc.	121

			520

		Food & Staples Retailing — 0.5%
1		Kroger Co. (The)	26
1		Walgreen Co.	19
–	(h)	Wal-Mart Stores, Inc.	12

			57

		Food Products — 4.6%
3		Archer-Daniels-Midland Co.	91
3		Campbell Soup Co.	112
5		ConAgra Foods, Inc.	128
2		General Mills, Inc.	76
1		Kellogg Co.	26
4		Kraft Foods, Inc., Class A	156

			589

		Household Products — 2.0%
–	(h)	Colgate-Palmolive Co.	28
–	(h)	Energizer Holdings, Inc.	25
3		Procter & Gamble Co. (The)	201

			254

		Tobacco — 1.4%
2		Philip Morris International, Inc.	182

		Total Consumer Staples	1,602

Energy — 11.7%
		Energy Equipment & Services — 3.3%
1		Baker Hughes, Inc.	35

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Energy Equipment & Services — Continued
1		Cameron International Corp. (a)	29
1		Ensco plc, (United Kingdom), Class A	38
3		Halliburton Co.	85
1		National Oilwell Varco, Inc.	90
2		Schlumberger Ltd.	147

			424

		Oil, Gas & Consumable Fuels — 8.4%
1		Anadarko Petroleum Corp.	61
–	(h)	Apache Corp.	18
–	(h)	Chesapeake Energy Corp.	6
3		Chevron Corp.	296
1		ConocoPhillips	52
1		EOG Resources, Inc.	90
2		Exxon Mobil Corp.	192
1		Kinder Morgan, Inc.	38
–	(h)	Marathon Oil Corp.	6
1		Marathon Petroleum Corp.	32
2		Occidental Petroleum Corp.	192
1		Peabody Energy Corp.	14
2		Valero Energy Corp.	73

			1,070

		Total Energy	1,494

		Financials — 21.3%
		Capital Markets — 2.6%
1		Ameriprise Financial, Inc.	32
1		Goldman Sachs Group, Inc. (The)	104
2		Invesco Ltd.	61
3		Morgan Stanley	53
2		State Street Corp.	63
1		TD Ameritrade Holding Corp.	13

			326

		Commercial Banks — 3.2%
–	(h)	Comerica, Inc.	14
1		Regions Financial Corp.	9
2		SunTrust Banks, Inc.	63
–	(h)	SVB Financial Group (a)	12
9		Wells Fargo & Co.	300
1		Zions Bancorp	13

			411

		Consumer Finance — 1.1%
1		American Express Co.	67
1		Capital One Financial Corp.	73
–	(h)	Discover Financial Services	6

			146

		Diversified Financial Services — 2.8%
15		Bank of America Corp.	136
4		Citigroup, Inc.	139
1		CME Group, Inc.	48
–	(h)	IntercontinentalExchange, Inc. (a)	37

			360

		Insurance — 5.8%
2		ACE Ltd., (Switzerland)	153
2		Axis Capital Holdings Ltd., (Bermuda)	66
1		Berkshire Hathaway, Inc., Class B (a)	108
1		Everest Re Group Ltd., (Bermuda)	68
1		Hartford Financial Services Group, Inc.	24
6		MetLife, Inc.	217
1		Prudential Financial, Inc.	74
1		XL Group plc, (Ireland)	30

			740

		Real Estate Investment Trusts (REITs) — 5.8%
1		Alexandria Real Estate Equities, Inc.	49
1		American Campus Communities, Inc.	45
1		Apartment Investment & Management Co., Class A	35
1		Associated Estates Realty Corp.	11
–	(h)	AvalonBay Communities, Inc.	65
–	(h)	Boston Properties, Inc.	52
3		DDR Corp.	47
–	(h)	Essex Property Trust, Inc.	16
1		Highwoods Properties, Inc.	30
2		Liberty Property Trust	90
1		Macerich Co. (The)	42
1		Post Properties, Inc.	58
–	(h)	Public Storage	68
1		Simon Property Group, Inc.	110
–	(h)	SL Green Realty Corp.	19

			737

		Total Financials	2,720

		Health Care — 14.6%
		Biotechnology — 3.0%
–	(h)	Alexion Pharmaceuticals, Inc. (a)	8
1		Biogen Idec, Inc. (a)	154
2		Celgene Corp. (a)	141
1		Dendreon Corp. (a)	2
–	(h)	Onyx Pharmaceuticals, Inc. (a)	37

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Biotechnology — Continued
1		Vertex Pharmaceuticals, Inc. (a)	39

			381

		Health Care Equipment & Supplies — 2.5%
–	(h)	C.R. Bard, Inc.	2
2		CareFusion Corp. (a)	63
3		Covidien plc, (Ireland)	196
1		Stryker Corp.	51

			312

		Health Care Providers & Services — 2.1%
2		AmerisourceBergen Corp.	64
1		Humana, Inc.	69
2		UnitedHealth Group, Inc.	131

			264

		Life Sciences Tools & Services — 0.1%
–	(h)	Mettler-Toledo International, Inc. (a)	14

		Pharmaceuticals — 6.9%
2		Abbott Laboratories	161
1		Allergan, Inc.	67
1		Johnson & Johnson	94
8		Merck & Co., Inc.	351
3		Mylan, Inc. (a)	61
6		Pfizer, Inc.	146
–	(h)	Teva Pharmaceutical Industries Ltd., (Israel), ADR	5

			885

		Total Health Care	1,856

Industrials — 13.9%
		Aerospace & Defense — 2.8%
1		Honeywell International, Inc.	39
–	(h)	Huntington Ingalls Industries, Inc. (a)	–	(h)
–	(h)	Rockwell Collins, Inc.	2
4		United Technologies Corp.	322

			363

		Air Freight & Logistics — 0.2%
–	(h)	United Parcel Service, Inc., Class B	32

		Building Products — 0.4%
4		Masco Corp.	53

		Commercial Services & Supplies — 1.6%
4		Tyco International Ltd., (Switzerland)	198

		Construction & Engineering — 1.0%
2		Fluor Corp.	125

		Electrical Equipment — 1.4%
4		Emerson Electric Co.	177

		Industrial Conglomerates — 1.7%
1		3M Co.	69
7		General Electric Co.	149

			218

		Machinery — 1.6%
4		PACCAR, Inc.	164
1		SPX Corp.	35

			199

		Professional Services — 0.0% (g)
–	(h)	Equifax, Inc.	6

		Road & Rail — 2.8%
7		CSX Corp.	145
1		Norfolk Southern Corp.	78
1		Union Pacific Corp.	133

			356

		Trading Companies & Distributors — 0.4%
–	(h)	W.W. Grainger, Inc.	50

		Total Industrials	1,777

Information Technology — 23.6%
		Communications Equipment — 2.6%
9		Cisco Systems, Inc.	180
1		Juniper Networks, Inc. (a)	23
2		QUALCOMM, Inc.	122

			325

		Computers & Peripherals — 6.4%
1		Apple, Inc.	774
2		Hewlett-Packard Co.	28
–	(h)	NetApp, Inc. (a)	14

			816

		Electronic Equipment, Instruments & Components — 0.4%
1		Corning, Inc.	19
1		TE Connectivity Ltd., (Switzerland)	33

			52

		Internet Software & Services — 2.8%
2		eBay, Inc. (a)	88
–	(h)	Google, Inc., Class A (a)	254
–	(h)	LinkedIn Corp., Class A (a)	8
1		Yahoo!, Inc. (a)	11

			361

		IT Services — 2.1%
–	(h)	Accenture plc, (Ireland), Class A	15

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		IT Services — Continued
1		Cognizant Technology Solutions Corp., Class A (a)	55
1		Fidelity National Information Services, Inc.	17
1		Genpact Ltd.	13
–	(h)	International Business Machines Corp.	62
–	(h)	MasterCard, Inc., Class A	15
1		Visa, Inc., Class A	94

			271

		Semiconductors & Semiconductor Equipment — 4.5%
3		Altera Corp.	100
–	(h)	Analog Devices, Inc.	14
–	(h)	Avago Technologies Ltd., (Singapore)	9
3		Broadcom Corp., Class A (a)	104
2		Freescale Semiconductor Ltd. (a)	22
4		Lam Research Corp. (a)	137
1		LSI Corp. (a)	8
3		Marvell Technology Group Ltd., (Bermuda)	24
1		Maxim Integrated Products, Inc.	27
2		ON Semiconductor Corp. (a)	15
2		Texas Instruments, Inc.	68
2		Xilinx, Inc.	50

			578

		Software — 4.8%
1		Adobe Systems, Inc. (a)	46
1		Citrix Systems, Inc. (a)	42
10		Microsoft Corp.	296
6		Oracle Corp.	197
10		Zynga, Inc., Class A (a)	28

			609

		Total Information Technology	3,012

Materials — 6.3%
		Chemicals — 3.9%
3		Air Products & Chemicals, Inc.	242
3		E.I. du Pont de Nemours & Co.	175
1		Georgia Gulf Corp.	47
–	(h)	Monsanto Co.	32

			496

		Containers & Packaging — 0.4%
1		Crown Holdings, Inc. (a)	42
–	(h)	Rock-Tenn Co., Class A	9

			51

		Metals & Mining — 2.0%
13		Alcoa, Inc.	115
3		Freeport-McMoRan Copper & Gold, Inc.	123
–	(h)	Newmont Mining Corp.	8
–	(h)	Walter Energy, Inc.	6

			252

		Total Materials	799

Telecommunication Services — 3.0%
		Diversified Telecommunication Services — 2.1%
2		AT&T, Inc.	92
4		Verizon Communications, Inc.	179

			271

		Wireless Telecommunication Services — 0.9%
1		SBA Communications Corp., Class A (a)	52
10		Sprint Nextel Corp. (a)	55

			107

		Total Telecommunication Services	378

Utilities — 4.8%
		Electric Utilities — 2.3%
2		American Electric Power Co., Inc.	77
–	(h)	Exelon Corp.	14
1		NextEra Energy, Inc.	82
6		NV Energy, Inc.	115

			288

		Gas Utilities — 0.1%
–	(h)	AGL Resources, Inc.	11

		Independent Power Producers & Energy Traders — 0.0% (g)
–	(h)	NRG Energy, Inc.	3

		Multi-Utilities — 2.4%
2		NiSource, Inc.	39
4		PG&E Corp.	156
2		Sempra Energy	114

			309

		Total Utilities	611

		Total Common Stocks (Cost $14,378)	16,563

Short-Term Investments — 2.9%
		Investment Company — 2.7%
340		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $340)	340

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		U.S. Treasury Obligation — 0.2%
25		U.S. Treasury Bill, 0.173%, 05/30/13 (k) (n) (Cost $25)	25

		Total Short-Term Investments (Cost $365)	365

		Total Investments — 132.9% (Cost $14,743)	16,928
		Liabilities in Excess of Other Assets — (32.9)%	(4,188)

		NET ASSETS — 100.0%	$12,740

SHARES
Short Positions — 32.5%
Common Stocks — 32.5%
		Consumer Discretionary — 5.3%
		Auto Components — 0.3%
–	(h)	Autoliv, Inc., (Sweden)	31
–	(h)	Gentex Corp.	6

			37

		Automobiles — 0.2%
2		Ford Motor Co.	21

		Hotels, Restaurants & Leisure — 0.3%
1		Choice Hotels International, Inc.	42

		Household Durables — 0.4%
–	(h)	Harman International Industries, Inc.	21
1		Toll Brothers, Inc. (a)	32

			53

		Internet & Catalog Retail — 0.3%
–	(h)	Netflix, Inc. (a)	24
–	(h)	priceline.com, Inc. (a)	12

			36

		Media — 3.4%
3		Gannett Co., Inc.	47
1		Interpublic Group of Cos., Inc. (The)	12
–	(h)	New York Times Co. (The), Class A (a)	3
5		News Corp., Class B	112
2		Omnicom Group, Inc.	106
1		Scripps Networks Interactive, Inc., Class A	50
–	(h)	Walt Disney Co. (The)	15
–	(h)	Washington Post Co. (The), Class B	84

			429

		Multiline Retail — 0.1%
1		J.C. Penney Co., Inc.	20

		Specialty Retail — 0.3%
–	(h)	Bed Bath & Beyond, Inc. (a)	12
1		CarMax, Inc. (a)	18
–	(h)	O’Reilly Automotive, Inc. (a)	5

			35

		Total Consumer Discretionary	673

Consumer Staples — 3.0%
		Beverages — 0.3%
1		Brown-Forman Corp., Class B	37

		Food Products — 1.9%
1		H.J. Heinz Co.	52
2		Hershey Co. (The)	161
–	(h)	Mead Johnson Nutrition Co.	23

			236

		Household Products — 0.2%
1		Church & Dwight Co., Inc.	30

		Personal Products — 0.2%
–	(h)	Estee Lauder Cos., Inc. (The), Class A	26

		Tobacco — 0.4%
1		Altria Group, Inc.	42
–	(h)	Lorillard, Inc.	6

			48

		Total Consumer Staples	377

		Energy — 1.2%
		Energy Equipment & Services — 0.4%
–	(h)	Diamond Offshore Drilling, Inc.	23
1		Tenaris S.A., (Luxembourg), ADR	23

			46

		Oil, Gas & Consumable Fuels — 0.8%
1		CONSOL Energy, Inc.	16
1		Encana Corp., (Canada)	25
–	(h)	Newfield Exploration Co. (a)	8
–	(h)	Spectra Energy Corp.	12
1		Tesoro Corp.	21
1		TransCanada Corp., (Canada)	25

			107

		Total Energy	153

		Financials — 8.0%
		Capital Markets — 0.2%
–	(h)	Federated Investors, Inc., Class B	4
–	(h)	Franklin Resources, Inc.	19
–	(h)	Northern Trust Corp.	10

			33

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Commercial Banks — 0.8%
–	(h)	Bank of Hawaii Corp.	21
–	(h)	BB&T Corp.	13
–	(h)	Cullen/Frost Bankers, Inc.	22
1		UMB Financial Corp.	30
2		Valley National Bancorp	18

			104

		Insurance — 2.7%
1		Allstate Corp. (The)	33
–	(h)	American International Group, Inc. (a)	5
1		Aon plc, (United Kingdom)	70
–	(h)	Arch Capital Group Ltd., (Bermuda) (a)	19
1		Chubb Corp. (The)	57
–	(h)	Lincoln National Corp.	11
–	(h)	Principal Financial Group, Inc.	13
–	(h)	Progressive Corp. (The)	6
–	(h)	RenaissanceRe Holdings Ltd., (Bermuda)	15
1		Torchmark Corp.	49
–	(h)	Travelers Cos., Inc. (The)	14
1		W.R. Berkley Corp.	46

			338

		Real Estate Investment Trusts (REITs) — 4.3%
3		Brandywine Realty Trust	31
6		DCT Industrial Trust, Inc.	37
1		Douglas Emmett, Inc.	24
1		EastGroup Properties, Inc.	27
2		Equity One, Inc.	50
1		Federal Realty Investment Trust	67
–	(h)	Health Care REIT, Inc.	28
2		Kimco Realty Corp.	32
–	(h)	Mid-America Apartment Communities, Inc.	28
1		Prologis, Inc.	26
1		Realty Income Corp.	25
2		Tanger Factory Outlet Centers	60
–	(h)	Vornado Realty Trust	40
3		Weingarten Realty Investors	71

			546

		Total Financials	1,021

		Health Care — 2.3%
		Biotechnology — 0.2%
–	(h)	Medivation, Inc. (a)	14
–	(h)	United Therapeutics Corp. (a)	15

			29

		Health Care Equipment & Supplies — 0.9%
–	(h)	Edwards Lifesciences Corp. (a)	15
–	(h)	Medtronic, Inc.	19
–	(h)	Varian Medical Systems, Inc. (a)	24
1		Zimmer Holdings, Inc.	58

			116

		Health Care Providers & Services — 0.1%
2		Tenet Healthcare Corp. (a)	11

		Health Care Technology — 0.1%
–	(h)	Cerner Corp. (a)	13

		Life Sciences Tools & Services — 0.1%
–	(h)	Agilent Technologies, Inc.	5

		Pharmaceuticals — 0.9%
1		Eli Lilly & Co.	61
1		Forest Laboratories, Inc. (a)	25
1		Hospira, Inc. (a)	29

			115

		Total Health Care	289

		Industrials — 4.1%
		Aerospace & Defense — 1.4%
1		Boeing Co. (The)	36
1		Lockheed Martin Corp.	81
–	(h)	Raytheon Co.	26
1		Textron, Inc.	36

			179

		Air Freight & Logistics — 0.1%
–	(h)	FedEx Corp.	7

		Electrical Equipment — 0.4%
1		Rockwell Automation, Inc.	52

		Industrial Conglomerates — 0.2%
1		Danaher Corp.	30

		Machinery — 0.7%
–	(h)	Cummins, Inc.	15
–	(h)	Dover Corp.	28
1		Illinois Tool Works, Inc.	44
–	(h)	Parker Hannifin Corp.	6

			93

		Professional Services — 0.1%
–	(h)	Dun & Bradstreet Corp. (The)	14

		Road & Rail — 0.9%
4		Heartland Express, Inc.	49
2		Knight Transportation, Inc.	26

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Road & Rail — Continued
2		Werner Enterprises, Inc.	34

			109

		Trading Companies & Distributors — 0.3%
1		Fastenal Co.	35

		Total Industrials	519

		Information Technology — 3.7%
		Communications Equipment — 0.0% (g)
–	(h)	JDS Uniphase Corp. (a)	1

		Internet Software & Services — 0.3%
1		AOL, Inc. (a)	37

		IT Services — 0.2%
–	(h)	Global Payments, Inc.	4
1		SAIC, Inc.	11
1		Total System Services, Inc.	12

			27

		Semiconductors & Semiconductor Equipment — 2.7%
3		Advanced Micro Devices, Inc. (a)	10
1		Cypress Semiconductor Corp. (a)	15
1		Intel Corp.	24
2		KLA-Tencor Corp.	78
2		Microchip Technology, Inc.	73
2		NVIDIA Corp. (a)	26
7		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	116

			342

		Software — 0.5%
5		Electronic Arts, Inc. (a)	65

		Total Information Technology	472

		Materials — 3.7%
		Chemicals — 1.6%
1		Cabot Corp.	22
–	(h)	Celanese Corp., Class A	10
1		Dow Chemical Co. (The)	23
–	(h)	OM Group, Inc. (a)	5
1		Praxair, Inc.	102
–	(h)	Sigma-Aldrich Corp.	12
1		Valspar Corp.	31

			205

		Construction Materials — 0.3%
1		Vulcan Materials Co.	39

		Metals & Mining — 1.8%
1		AK Steel Holding Corp.	3
3		Cliffs Natural Resources, Inc.	105
2		Nucor Corp.	71
1		United States Steel Corp.	17
2		Vale S.A., (Brazil), ADR	35

			231

		Total Materials	475

		Utilities — 1.2%
		Electric Utilities — 0.6%
1		Duke Energy Corp.	51
–	(h)	Entergy Corp.	14
–	(h)	Southern Co. (The)	17

			82

		Gas Utilities — 0.2%
–	(h)	National Fuel Gas Co.	24

		Multi-Utilities — 0.4%
1		Consolidated Edison, Inc.	34
–	(h)	Wisconsin Energy Corp.	17
			51

		Total Utilities	157

		Total Short Positions (Proceeds $3,924)	$4,136

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	12/21/12	$359	$(3)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,739
Aggregate gross unrealized depreciation	(554)

Net unrealized appreciation/depreciation	$2,185

Federal income tax cost of investments	$14,743

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,898	$30	$—	$16,928
Total Liabilities (b)	$(3,962)	$(174)	$—	$(4,136)
Depreciation in Other Financial Instruments
Futures Contracts	$(3)	$—	$—	$(3)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill that is held for future collateral and certain ADRs, the report value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	All Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the report value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.2%
Consumer Discretionary — 14.3%
		Auto Components — 0.3%
6		Dana Holding Corp.	77
34		Spartan Motors, Inc.	172

			249

		Diversified Consumer Services — 0.8%
10		Coinstar, Inc. (a)	441
3		Mac-Gray Corp.	41
8		Regis Corp.	138

			620

		Hotels, Restaurants & Leisure — 2.9%
21		Ameristar Casinos, Inc.	365
2		Biglari Holdings, Inc. (a)	657
3		Bloomin’ Brands, Inc. (a)	44
4		CEC Entertainment, Inc.	117
–	(h)	DineEquity, Inc. (a)	17
8		Interval Leisure Group, Inc.	142
18		Multimedia Games Holding Co., Inc. (a)	277
7		Red Robin Gourmet Burgers, Inc. (a)	241
8		Sonic Corp. (a)	77
29		Town Sports International Holdings, Inc. (a)	358

			2,295

		Household Durables — 2.2%
24		American Greetings Corp., Class A (c)	410
15		Blyth, Inc.	392
6		CSS Industries, Inc.	129
20		Leggett & Platt, Inc.	504
11		Lifetime Brands, Inc.	126
1		NACCO Industries, Inc., Class A	138

			1,699

		Internet & Catalog Retail — 0.8%
2		Kayak Software Corp. (a)	78
31		Overstock.com, Inc. (a)	321
20		PetMed Express, Inc.	200

			599

		Leisure Equipment & Products — 1.3%
7		Arctic Cat, Inc. (a)	290
12		Brunswick Corp.	263
33		JAKKS Pacific, Inc.	479

			1,032

		Media — 1.7%
12		Entercom Communications Corp., Class A (a)	84
2		Fisher Communications, Inc. (a)	59
11		Journal Communications, Inc., Class A (a)	54
21		Nexstar Broadcasting Group, Inc., Class A (a)	218
5		Outdoor Channel Holdings, Inc.	34
16		Scholastic Corp.	515
37		Sinclair Broadcast Group, Inc., Class A	413

			1,377

		Multiline Retail — 1.2%
9		Bon-Ton Stores, Inc. (The)	88
11		Dillard’s, Inc., Class A	825

			913

		Specialty Retail — 2.1%
3		ANN, Inc. (a)	113
2		Ascena Retail Group, Inc. (a)	34
7		Brown Shoe Co., Inc.	110
38		Conn’s, Inc. (a)	847
13		Finish Line, Inc. (The), Class A	291
3		Five Below, Inc. (a)	114
1		Group 1 Automotive, Inc.	72
2		Rent-A-Center, Inc.	53
3		Tilly’s, Inc., Class A (a)	48

			1,682

		Textiles, Apparel & Luxury Goods — 1.0%
41		Fifth & Pacific Cos., Inc. (a)	528
23		Jones Group, Inc. (The)	295

			823

		Total Consumer Discretionary	11,289

Consumer Staples — 3.5%
		Food & Staples Retailing — 0.9%
1		Arden Group, Inc., Class A	117
361		Rite Aid Corp. (a)	422
74		SUPERVALU, Inc.	178

			717

		Food Products — 0.8%
7		B&G Foods, Inc.	221
35		Smart Balance, Inc. (a)	417

			638

		Personal Products — 0.6%
1		Herbalife Ltd., (Cayman Islands)	38
13		Prestige Brands Holdings, Inc. (a)	225
5		USANA Health Sciences, Inc. (a)	214

			477

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Tobacco — 1.2%
17		Universal Corp.	886

		Total Consumer Staples	2,718

Energy — 5.6%
		Energy Equipment & Services — 1.8%
64		Cal Dive International, Inc. (a)	98
4		Dresser-Rand Group, Inc. (a)	237
15		Forum Energy Technologies, Inc. (a)	365
31		Helix Energy Solutions Group, Inc. (a)	559
7		ION Geophysical Corp. (a)	47
1		Parker Drilling Co. (a)	6
6		Superior Energy Services, Inc. (a)	117

			1,429

		Oil, Gas & Consumable Fuels — 3.8%
1		Clayton Williams Energy, Inc. (a)	57
17		Cloud Peak Energy, Inc. (a)	306
1		Contango Oil & Gas Co. (a)	69
20		Delek U.S. Holdings, Inc.	518
29		EPL Oil & Gas, Inc. (a)	590
–	(h)	Isramco, Inc. (a)	25
17		Petroquest Energy, Inc. (a)	111
2		Renewable Energy Group, Inc. (a)	15
9		Stone Energy Corp. (a)	236
5		Swift Energy Co. (a)	107
33		VAALCO Energy, Inc. (a)	279
31		W&T Offshore, Inc.	588
2		Western Refining, Inc.	60
1		Westmoreland Coal Co. (a)	7

			2,968

		Total Energy	4,397

Financials — 20.3%
		Capital Markets — 1.3%
4		Affiliated Managers Group, Inc. (a)	529
5		Federated Investors, Inc., Class B	106
31		Investment Technology Group, Inc. (a)	271
1		Janus Capital Group, Inc.	9
6		KBW, Inc.	100

			1,015

		Commercial Banks — 6.7%
4		1st Source Corp.	96
9		BancFirst Corp.	404
20		BancorpSouth, Inc.	299
4		Banner Corp.	117
7		BBCN Bancorp, Inc. (a)	86
8		Cathay General Bancorp	135
3		Chemical Financial Corp.	70
1		Citizens & Northern Corp.	22
9		City Holding Co. (c)	337
6		CoBiz Financial, Inc.	44
35		CVB Financial Corp.	421
8		Financial Institutions, Inc.	157
57		First Commonwealth Financial Corp.	401
6		First Financial Bancorp	101
4		First Interstate Bancsystem, Inc.	58
2		First Merchants Corp.	34
13		FNB Corp.	149
4		Heartland Financial USA, Inc.	117
5		MainSource Financial Group, Inc.	65
4		MetroCorp Bancshares, Inc. (a)	37
8		National Bank Holdings Corp., Class A (a)	148
3		OmniAmerican Bancorp, Inc. (a)	61
23		Oriental Financial Group, Inc.	240
6		PacWest Bancorp	138
5		Sierra Bancorp	58
6		Simmons First National Corp., Class A	136
22		Southwest Bancorp, Inc. (a)	233
2		StellarOne Corp.	30
12		Suffolk Bancorp (a)	176
13		Susquehanna Bancshares, Inc.	132
2		SVB Financial Group (a)	133
21		TCF Financial Corp. (c)	245
3		UMB Financial Corp.	127
6		West Bancorp, Inc.	71
2		Westamerica Bancorp	113
13		Wilshire Bancorp, Inc. (a)	84

			5,275

		Consumer Finance — 1.2%
21		DFC Global Corp. (a)	360
9		World Acceptance Corp. (a)	574

			934

		Diversified Financial Services — 0.6%
10		Marlin Business Services Corp.	212
15		PHH Corp. (a)	301

			513

		Insurance — 2.1%
26		American Equity Investment Life Holding Co.	301
2		Aspen Insurance Holdings Ltd., (Bermuda)	67
37		CNO Financial Group, Inc.	353

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
7	Meadowbrook Insurance Group, Inc.	52
4	Navigators Group, Inc. (The) (a)	187
9	Platinum Underwriters Holdings Ltd., (Bermuda)	348
4	ProAssurance Corp.	344

		1,652

	Real Estate Investment Trusts (REITs) — 7.4%
37	Anworth Mortgage Asset Corp.	249
4	Ashford Hospitality Trust, Inc.	30
2	Associated Estates Realty Corp.	23
4	BioMed Realty Trust, Inc.	80
42	Capstead Mortgage Corp.	561
9	CBL & Associates Properties, Inc.	198
29	Coresite Realty Corp.	773
13	CYS Investments, Inc.	180
20	DCT Industrial Trust, Inc.	129
10	DiamondRock Hospitality Co.	101
4	EastGroup Properties, Inc.	229
2	Equity Lifestyle Properties, Inc.	102
3	First Industrial Realty Trust, Inc. (a)	43
5	Home Properties, Inc.	294
9	Hospitality Properties Trust	224
12	Lexington Realty Trust	112
16	LTC Properties, Inc.	506
5	MFA Financial, Inc.	40
6	Mission West Properties, Inc.	49
3	National Retail Properties, Inc.	101
10	Pennsylvania Real Estate Investment Trust	159
5	Post Properties, Inc.	240
15	Potlatch Corp.	549
1	PS Business Parks, Inc.	74
23	RAIT Financial Trust	123
18	Ramco-Gershenson Properties Trust	226
5	Saul Centers, Inc.	235
3	Taubman Centers, Inc.	207

		5,837

	Thrifts & Mortgage Finance — 1.0%
6	Astoria Financial Corp.	63
2	BankFinancial Corp.	13
6	Beneficial Mutual Bancorp, Inc. (a)	58
2	Capitol Federal Financial, Inc.	18
6	OceanFirst Financial Corp.	93
19	Ocwen Financial Corp. (a)	524

		769

	Total Financials	15,995

Health Care — 13.0%
	Biotechnology — 4.1%
38	Achillion Pharmaceuticals, Inc. (a)	400
11	Acorda Therapeutics, Inc. (a)	292
25	Ariad Pharmaceuticals, Inc. (a)	606
15	ArQule, Inc. (a)	75
10	AVEO Pharmaceuticals, Inc. (a)	104
18	BioCryst Pharmaceuticals, Inc. (a)	75
12	OncoGenex Pharmaceutical, Inc. (a)	167
2	Onyx Pharmaceuticals, Inc. (a)	144
101	Orexigen Therapeutics, Inc. (a)	578
103	Threshold Pharmaceuticals, Inc. (a)	743

		3,184

	Health Care Equipment & Supplies — 3.2%
20	Accuray, Inc. (a)	144
4	AngioDynamics, Inc. (a)	43
18	CONMED Corp.	513
27	Greatbatch, Inc. (a)	664
20	Invacare Corp.	280
4	Orthofix International N.V., (Netherlands) (a)	183
62	RTI Biologics, Inc. (a)	259
21	SurModics, Inc. (a)	415

		2,501

	Health Care Providers & Services — 2.2%
14	Amedisys, Inc. (a)	191
42	Cross Country Healthcare, Inc. (a)	197
24	Gentiva Health Services, Inc. (a)	269
3	Magellan Health Services, Inc. (a)	139
4	Molina Healthcare, Inc. (a)	103
37	Skilled Healthcare Group, Inc., Class A (a)	238
63	Sun Healthcare Group, Inc. (a)	531
7	Sunrise Senior Living, Inc. (a)	98

		1,766

	Health Care Technology — 0.7%
31	MedAssets, Inc. (a)	548

	Life Sciences Tools & Services — 0.6%
22	Cambrex Corp. (a)	252
1	Mettler-Toledo International, Inc. (a)	120

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
38	Pacific Biosciences of California, Inc. (a)	69

		441

	Pharmaceuticals — 2.2%
9	Cornerstone Therapeutics, Inc. (a)	44
12	MAP Pharmaceuticals, Inc. (a)	184
24	Nektar Therapeutics (a)	252
16	Questcor Pharmaceuticals, Inc. (a)	296
32	ViroPharma, Inc. (a)	979

		1,755

	Total Health Care	10,195

Industrials — 14.2%
	Aerospace & Defense — 1.4%
11	Cubic Corp.	525
42	GenCorp, Inc. (a)	394
27	Taser International, Inc. (a)	161

		1,080

	Air Freight & Logistics — 0.1%
2	Park-Ohio Holdings Corp. (a)	48

	Airlines — 0.9%
9	Alaska Air Group, Inc. (a)	316
22	Hawaiian Holdings, Inc. (a)	125
46	Republic Airways Holdings, Inc. (a)	214
4	U.S. Airways Group, Inc. (a)	40

		695

	Building Products — 0.6%
29	Gibraltar Industries, Inc. (a)	365
3	Trex Co., Inc. (a)	92

		457

	Commercial Services & Supplies — 2.9%
29	ACCO Brands Corp. (a) (m)	188
85	American Reprographics Co. (a)	363
10	Deluxe Corp.	306
50	EnergySolutions, Inc. (a)	136
4	G&K Services, Inc., Class A	135
14	Intersections, Inc.	145
28	Knoll, Inc.	384
7	Performant Financial Corp. (a)	69
2	Portfolio Recovery Associates, Inc. (a)	230
16	Quad/Graphics, Inc.	278
3	Standard Parking Corp. (a)	58
4	Steelcase, Inc., Class A	38

		2,330

	Construction & Engineering — 1.0%
12	Argan, Inc.	213
21	EMCOR Group, Inc.	588

		801

	Electrical Equipment — 0.5%
6	Acuity Brands, Inc.	373

	Industrial Conglomerates — 0.4%
7	Standex International Corp.	302

	Machinery — 3.6%
1	Ampco-Pittsburgh Corp.	20
1	Cascade Corp.	77
17	Douglas Dynamics, Inc.	257
18	FreightCar America, Inc.	324
8	Hurco Cos., Inc. (a)	172
2	Kadant, Inc. (a)	35
9	Mueller Industries, Inc.	427
10	Nordson Corp.	569
1	Proto Labs, Inc. (a)	37
17	Sauer-Danfoss, Inc.	680
9	Trimas Corp. (a)	219

		2,817

	Professional Services — 0.6%
19	Barrett Business Services, Inc.	515

	Road & Rail — 1.5%
6	Arkansas Best Corp.	51
3	Celadon Group, Inc.	42
4	Con-way, Inc.	118
9	Heartland Express, Inc.	125
15	RailAmerica, Inc. (a)	404
22	Saia, Inc. (a)	441

		1,181

	Trading Companies & Distributors — 0.5%
9	Aircastle Ltd.	107
7	Applied Industrial Technologies, Inc.	282
1	MRC Global, Inc. (a)	34

		423

	Transportation Infrastructure — 0.2%
13	Wesco Aircraft Holdings, Inc. (a)	183

	Total Industrials	11,205

Information Technology — 15.2%
	Communications Equipment — 2.5%
52	Arris Group, Inc. (a)	670
16	Aviat Networks, Inc. (a)	39

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Communications Equipment — Continued
9	Black Box Corp.	232
7	Comtech Telecommunications Corp.	188
12	InterDigital, Inc. (c)	436
12	Oplink Communications, Inc. (a)	199
1	Palo Alto Networks, Inc. (a)	55
4	Plantronics, Inc.	134

		1,953

	Computers & Peripherals — 0.4%
6	Electronics for Imaging, Inc. (a)	98
4	Fusion-io, Inc. (a)	130
14	Imation Corp. (a)	76

		304

	Electronic Equipment, Instruments & Components — 1.0%
5	Agilysys, Inc. (a)	40
5	Audience, Inc. (a)	30
17	Checkpoint Systems, Inc. (a)	137
9	Coherent, Inc. (a)	417
3	Richardson Electronics Ltd.	31
9	Vishay Intertechnology, Inc. (a)	92

		747

	Internet Software & Services — 2.4%
15	Ancestry.com, Inc. (a)	460
4	Bazaarvoice, Inc. (a)	55
2	Demand Media, Inc. (a)	23
39	Digital River, Inc. (a)	650
2	ExactTarget, Inc. (a)	56
41	IntraLinks Holdings, Inc. (a)	269
6	Move, Inc. (a)	54
5	OpenTable, Inc. (a)	191
15	QuinStreet, Inc. (a)	122
1	Trulia, Inc. (a)	30

		1,910

	IT Services — 1.7%
9	CACI International, Inc., Class A (a)	482
16	CSG Systems International, Inc. (a)	352
6	Heartland Payment Systems, Inc.	193
1	TNS, Inc. (a)	16
4	Unisys Corp. (a)	92
5	Vantiv, Inc., Class A (a)	105
5	VeriFone Systems, Inc. (a)	136

		1,376

	Semiconductors & Semiconductor Equipment — 3.4%
4	ATMI, Inc. (a) (m)	69
7	Brooks Automation, Inc.	53
2	Cirrus Logic, Inc. (a)	77
5	Cymer, Inc. (a)	240
4	DSP Group, Inc. (a)	23
6	First Solar, Inc. (a)	135
26	GT Advanced Technologies, Inc. (a)	142
7	Integrated Device Technology, Inc. (a)	43
11	Intermolecular, Inc. (a)	80
12	Lattice Semiconductor Corp. (a)	46
67	LSI Corp. (a)	465
63	LTX-Credence Corp. (a)	363
2	M/A-COM Technology Solutions Holdings, Inc. (a)	22
31	Micrel, Inc.	326
14	Peregrine Semiconductor Corp. (a)	242
9	Photronics, Inc. (a)	50
22	RF Micro Devices, Inc. (a)	86
8	Rudolph Technologies, Inc. (a)	88
5	Semtech Corp. (a)	118
10	STR Holdings, Inc. (a)	32

		2,700

	Software — 3.8%
21	Aspen Technology, Inc. (a)	532
8	Eloqua, Inc. (a)	150
9	Envivio, Inc. (a)	20
4	Fair Isaac Corp.	190
6	Infoblox, Inc. (a)	142
4	JDA Software Group, Inc. (a)	128
19	Manhattan Associates, Inc. (a)	1,071
15	Monotype Imaging Holdings, Inc.	231
1	Proofpoint, Inc. (a)	18
17	TeleNav, Inc. (a)	100
6	TIBCO Software, Inc. (a)	190
16	Websense, Inc. (a)	243

		3,015

	Total Information Technology	12,005

Materials — 5.0%
	Chemicals — 1.8%
11	Georgia Gulf Corp.	391
13	Minerals Technologies, Inc.	901
9	Tredegar Corp.	167

		1,459

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Construction Materials — 0.3%
37	Headwaters, Inc. (a)	245

	Containers & Packaging — 0.5%
24	Myers Industries, Inc.	375

	Metals & Mining — 1.3%
8	Coeur d’Alene Mines Corp. (a)	242
16	U.S. Silica Holdings, Inc. (a)	216
25	Worthington Industries, Inc.	541

		999

	Paper & Forest Products — 1.1%
6	Buckeye Technologies, Inc.	189
2	Domtar Corp., (Canada)	172
7	Neenah Paper, Inc.	212
18	PH Glatfelter Co.	321

		894

	Total Materials	3,972

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
41	Cincinnati Bell, Inc. (a)	232
17	Consolidated Communications Holdings, Inc.	291
6	magicJack VocalTec Ltd., (Israel) (a)	135

		658

	Wireless Telecommunication Services — 0.0% (g)
1	NTELOS Holdings Corp.	12

	Total Telecommunication Services	670

Utilities — 3.2%
	Electric Utilities — 1.1%
9	El Paso Electric Co.	322
13	Portland General Electric Co.	362
4	UNS Energy Corp.	180

		864

	Gas Utilities — 1.0%
4	AGL Resources, Inc. (m)	149
4	Laclede Group, Inc. (The)	151
3	New Jersey Resources Corp.	119
6	Piedmont Natural Gas Co., Inc.	192
4	Southwest Gas Corp.	190

		801

	Multi-Utilities — 1.1%
2	CH Energy Group, Inc.	98
20	NorthWestern Corp.	728

		826

	Total Utilities	2,491

	Total Common Stocks (Cost $60,718)	74,937

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
225	U.S. Treasury Notes, 0.500%, 11/30/12 (k) (Cost $225)	225

SHARES
Short-Term Investment — 4.8%
	Investment Company — 4.8%
3,819	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $3,819)	3,819

Investment of Cash Collateral for Securities on Loan — 0.5%
	Investment Company — 0.5%
403	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $403)	403

	Total Investments — 100.8% (Cost $65,165)	79,384
	Liabilities in Excess of Other Assets — (0.8)%	(612)

	NET ASSETS — 100.0%	$78,772

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
42	E-mini Russell 2000	12/21/12	$3,504	$(44)

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,371
Aggregate gross unrealized depreciation	(3,152)

Net unrealized appreciation/depreciation	$14,219

Federal income tax cost of investments	$65,165

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$79,159	$225	$—	$79,384
Depreciation in Other Financial Instruments
Futures Contracts	$(44)	$—	$—	$(44)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.8%
Consumer Discretionary — 12.3%
	Distributors — 1.0%
238	Genuine Parts Co.	14,525

	Hotels, Restaurants & Leisure — 2.0%
296	Marriott International, Inc., Class A	11,585
177	McDonald’s Corp.	16,231

		27,816

	Internet & Catalog Retail — 0.5%
128	Expedia, Inc.	7,421

	Media — 3.4%
849	Belo Corp., Class A	6,646
267	CBS Corp. (Non-Voting), Class B	9,686
459	Clear Channel Outdoor Holdings, Inc., Class A (a)	2,747
714	Entercom Communications Corp., Class A (a)	4,895
243	Gannett Co., Inc.	4,310
149	Time Warner Cable, Inc.	14,164
15	Washington Post Co. (The), Class B	5,482

		47,930

	Multiline Retail — 1.5%
428	Kohl’s Corp.	21,897

	Specialty Retail — 3.4%
47	AutoZone, Inc. (a)	17,382
44	Bed Bath & Beyond, Inc. (a)	2,740
241	Home Depot, Inc. (The)	14,549
319	Williams-Sonoma, Inc.	14,040

		48,711

	Textiles, Apparel & Luxury Goods — 0.5%
216	Hanesbrands, Inc. (a)	6,873

	Total Consumer Discretionary	175,173

Consumer Staples — 4.2%
	Beverages — 1.3%
98	Diageo plc, (United Kingdom), ADR	11,047
173	Dr. Pepper Snapple Group, Inc.	7,704

		18,751

	Food & Staples Retailing — 1.0%
403	Walgreen Co.	14,667

	Household Products — 1.9%
378	Procter & Gamble Co. (The)	26,198

	Total Consumer Staples	59,616

Energy — 12.2%
	Oil, Gas & Consumable Fuels — 12.2%
541	Devon Energy Corp.	32,718
356	Energen Corp.	18,677
573	Exxon Mobil Corp.	52,355
337	Kinder Morgan, Inc.	11,985
364	NuStar GP Holdings LLC	11,588
184	Phillips 66	8,546
275	QEP Resources, Inc.	8,716
321	Southwestern Energy Co. (a)	11,161
430	Teekay Corp., (Bermuda)	13,416
127	Williams Cos., Inc. (The)	4,448

	Total Energy	173,610

Financials — 34.1%
	Capital Markets — 4.6%
361	Ameriprise Financial, Inc.	20,465
1,031	Charles Schwab Corp. (The)	13,188
590	Invesco Ltd.	14,734
510	Legg Mason, Inc.	12,597
88	Northern Trust Corp.	4,070

		65,054

	Commercial Banks — 8.3%
139	City National Corp.	7,175
55	Cullen/Frost Bankers, Inc.	3,141
209	M&T Bank Corp.	19,841
143	National Bank Holdings Corp., Class A (a)	2,783
470	SunTrust Banks, Inc.	13,284
584	U.S. Bancorp	20,038
1,498	Wells Fargo & Co.	51,723

		117,985

	Consumer Finance — 1.5%
385	Capital One Financial Corp.	21,932

	Diversified Financial Services — 3.2%
2,886	Bank of America Corp.	25,485
605	Citigroup, Inc.	19,794

		45,279

	Insurance — 12.3%
52	Alleghany Corp. (a)	17,799
91	Allied World Assurance Co. Holdings AG, (Switzerland)	7,022
846	American International Group, Inc. (a)	27,753
–(h)	Berkshire Hathaway, Inc., Class A (a)	20,569
202	Endurance Specialty Holdings Ltd., (Bermuda)	7,762
405	Hartford Financial Services Group, Inc.	7,873

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
828	Loews Corp.	34,163
642	Old Republic International Corp.	5,966
247	OneBeacon Insurance Group Ltd., Class A	3,321
141	Prudential Financial, Inc.	7,691
256	Travelers Cos., Inc. (The)	17,495
596	Unum Group	11,451
135	W.R. Berkley Corp.	5,057

		173,922

	Real Estate Investment Trusts (REITs) — 2.2%
212	Agree Realty Corp.	5,412
799	Cousins Properties, Inc.	6,346
502	CreXus Investment Corp.	5,429
483	Excel Trust, Inc.	5,517
178	Rayonier, Inc.	8,738

		31,442

	Real Estate Management & Development — 0.5%
196	Brookfield Asset Management, Inc., (Canada), Class A	6,750

	Thrifts & Mortgage Finance — 1.5%
324	Capitol Federal Financial, Inc.	3,873
536	EverBank Financial Corp.	7,379
872	People’s United Financial, Inc.	10,585

		21,837

	Total Financials	484,201

Health Care — 10.0%
	Health Care Equipment & Supplies — 0.6%
149	Covidien plc, (Ireland)	8,871

	Health Care Providers & Services — 2.8%
219	Humana, Inc.	15,370
159	McKesson Corp.	13,644
230	National Healthcare Corp.	10,997

		40,011

	Pharmaceuticals — 6.6%
278	Bristol-Myers Squibb Co.	9,386
373	Johnson & Johnson	25,676
438	Merck & Co., Inc.	19,740
1,523	Pfizer, Inc.	37,857

		92,659

	Total Health Care	141,541

Industrials — 4.8%
	Aerospace & Defense — 0.5%
89	United Technologies Corp.	6,944

	Electrical Equipment — 0.6%
172	Emerson Electric Co.	8,278

	Industrial Conglomerates — 1.2%
330	Carlisle Cos., Inc.	17,139

	Machinery — 1.4%
178	Dover Corp.	10,583
151	Illinois Tool Works, Inc.	8,992

		19,575

	Professional Services — 0.8%
260	Equifax, Inc.	12,102

	Trading Companies & Distributors — 0.3%
181	Air Lease Corp. (a)	3,682

	Total Industrials	67,720

Information Technology — 3.5%
	Communications Equipment — 1.0%
738	Cisco Systems, Inc.	14,081

	Semiconductors & Semiconductor Equipment — 1.3%
264	Analog Devices, Inc.	10,342
331	Intel Corp.	7,505

		17,847

	Software — 1.2%
579	Microsoft Corp.	17,254

	Total Information Technology	49,182

Materials — 3.8%
	Chemicals — 0.8%
213	Albemarle Corp.	11,226

	Construction Materials — 0.7%
113	Martin Marietta Materials, Inc.	9,398

	Containers & Packaging — 1.1%
210	Rock-Tenn Co., Class A	15,122

	Metals & Mining — 0.2%
48	Compass Minerals International, Inc.	3,595

	Paper & Forest Products — 1.0%
486	MeadWestvaco Corp.	14,862

	Total Materials	54,203

Telecommunication Services — 3.9%
	Diversified Telecommunication Services — 2.7%
1,020	AT&T, Inc.	38,439

	Wireless Telecommunication Services — 1.2%
117	Telephone & Data Systems, Inc.	3,007

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Wireless Telecommunication Services — Continued
472	Vodafone Group plc, (United Kingdom), ADR	13,441

		16,448

	Total Telecommunication Services	54,887

Utilities — 7.0%
	Electric Utilities — 3.0%
237	NextEra Energy, Inc.	16,675
366	Northeast Utilities	13,984
270	Southern Co. (The)	12,463

		43,122

	Gas Utilities — 1.0%
240	Atmos Energy Corp.	8,579
103	ONEOK, Inc.	4,981

		13,560

	Multi-Utilities — 3.0%
541	CenterPoint Energy, Inc.	11,532
335	PG&E Corp.	14,286
265	Sempra Energy	17,115

		42,933

	Total Utilities	99,615

	Total Common Stocks (Cost $1,159,159)	1,359,748

	Investment Company — 0.5%
379	Cohen & Steers Infrastructure Fund, Inc. (Cost $5,199)	6,913

Short-Term Investment — 3.3%
	Investment Company — 3.3%
47,368	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $47,368)	47,368

	Total Investments — 99.6% (Cost $1,211,726)	1,414,029
	Other Assets in Excess of Liabilities — 0.4%	5,558

	NET ASSETS — 100.0%	$1,419,587

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,321
Aggregate gross unrealized depreciation	(8,018)

Net unrealized appreciation/depreciation	$202,303

Federal income tax cost of investments	$1,211,726

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,389,541	$24,488	$—	$1,414,029

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consist of certain ADRs, the report value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 29, 2012

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.